UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-22019
                                                     ---------

                  First Trust Exchange-Traded AlphaDEX(R) Fund
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         --------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         --------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                        Date of fiscal year end: July 31
                                                ---------

                   Date of reporting period: January 31, 2015
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


--------------------------------------------------------------------------------

FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

Semi-Annual Report             January 31, 2015

--------------------------------------------------------------------------------

AlphaDEX(R) Sector Funds
------------------------

First Trust Consumer Discretionary AlphaDEX(R) Fund (FXD)
First Trust Consumer Staples AlphaDEX(R) Fund (FXG)
First Trust Energy AlphaDEX(R) Fund (FXN)
First Trust Financials AlphaDEX(R) Fund (FXO)
First Trust Health Care AlphaDEX(R) Fund (FXH)
First Trust Industrials/Producer Durables AlphaDEX(R) Fund (FXR)
First Trust Materials AlphaDEX(R) Fund (FXZ)
First Trust Technology AlphaDEX(R) Fund (FXL)
First Trust Utilities AlphaDEX(R) Fund (FXU)


                                  AlphaDEX(R)
                                 FAMILY OF ETFs


AlphaDEX(R) is a registered trademark of First Trust Portfolios L.P.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                JANUARY 31, 2015

Shareholder Letter...........................................................  2
Market Overview..............................................................  3
Fund Performance Overview
      First Trust Consumer Discretionary AlphaDEX(R) Fund (FXD)..............  4
      First Trust Consumer Staples AlphaDEX(R) Fund (FXG)....................  6
      First Trust Energy AlphaDEX(R) Fund (FXN)..............................  8
      First Trust Financials AlphaDEX(R) Fund (FXO).......................... 10
      First Trust Health Care AlphaDEX(R) Fund (FXH)......................... 12
      First Trust Industrials/Producer Durables AlphaDEX(R) Fund (FXR)....... 14
      First Trust Materials AlphaDEX(R) Fund (FXZ)........................... 16
      First Trust Technology AlphaDEX(R) Fund (FXL).......................... 18
      First Trust Utilities AlphaDEX(R) Fund (FXU)........................... 20
Notes to Fund Performance Overview........................................... 22
Understanding Your Fund Expenses............................................. 23
Portfolio of Investments
      First Trust Consumer Discretionary AlphaDEX(R) Fund (FXD).............. 25
      First Trust Consumer Staples AlphaDEX(R) Fund (FXG).................... 29
      First Trust Energy AlphaDEX(R) Fund (FXN).............................. 31
      First Trust Financials AlphaDEX(R) Fund (FXO).......................... 34
      First Trust Health Care AlphaDEX(R) Fund (FXH)......................... 38
      First Trust Industrials/Producer Durables AlphaDEX(R) Fund (FXR)....... 41
      First Trust Materials AlphaDEX(R) Fund (FXZ)........................... 44
      First Trust Technology AlphaDEX(R) Fund (FXL).......................... 47
      First Trust Utilities AlphaDEX(R) Fund (FXU)........................... 50
Statements of Assets and Liabilities......................................... 52
Statements of Operations..................................................... 54
Statements of Changes in Net Assets.......................................... 56
Financial Highlights......................................................... 60
Notes to Financial Statements................................................ 65
Additional Information....................................................... 73

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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

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SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                JANUARY 31, 2015

Dear Shareholders:

Thank you for your investment in the Sector Funds of First Trust Exchange-Traded AlphaDEX(R) Fund.

First Trust Advisors L.P. ("First Trust") is pleased to provide you with the semi-annual report which contains detailed information about your investment for the six months ended January 31, 2015, including a market overview and a performance analysis for the period. We encourage you to read this report and discuss it with your financial advisor.

U.S. markets, fueled by accelerating growth and an accommodating Federal Reserve, enjoyed a prosperous year, with the S&P 500(R) Index (the "Index") posting a total return of 13.69% in 2014 (January - December). For the six months covered by this report, some economic and global factors, including the continued conflict in the Middle East and a sharp decline in oil prices, forced the market down but were not enough to halt the market rally. The Index still ended the period in positive territory with a return of 4.37% for the six months ended January 31, 2015. This was the Index's eighth consecutive quarter of positive returns, although past performance can never assure future results.

As I have written previously, First Trust believes investors should maintain perspective about the markets and have realistic expectations about their investments. Markets will always go up and down, but we believe that having a long-term investment horizon and being invested in quality products can help you reach your goals.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value the relationship and will continue to focus on our disciplined investment approach and long-term perspective.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
MARKET OVERVIEW
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2015

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey -has over 20 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE U.S. ECONOMY

The current U.S. economic recovery is 67 months old as of January 31, 2015. From June 30, 2009 to December 31, 2014 (most recent GDP release was Q4 2014), GDP growth averaged 2.2%, according to the Bureau of Economic Analysis (BEA). The past three quarters (Q2 2014, Q3 2014 and Q4 2014), however, produced annualized GDP growth rates of 4.6%, 5.0% and 2.6%, respectively, according to the BEA. U.S. GDP forecasts from the World Bank and the International Monetary Fund call for a 3.1% to 3.2% growth rate, respectively, in 2015, which is stronger than the 2.2% average growth rate posted so far in the current economic recovery. The last time U.S. GDP growth was 3.0% or higher was in 2005 (3.3%), according to the BEA.

Perhaps one of the biggest surprises in the economy in recent months has been the strengthening U.S. dollar. From June 30, 2014 through January 31, 2015, the U.S. Dollar Index rose by 18.8%, according to Bloomberg. The U.S. Dollar Index indicates the general international value of the dollar relative to a basket of major world currencies. It is no coincidence, in our opinion, that the plunge in the price of crude oil coincided with the surge in the relative value of the U.S. dollar. Crude oil, like most commodities, is priced in dollars for many who purchase it in the global marketplace. When the dollar appreciates, it can make it more costly to buy oil at the current exchange rate, resulting in buyers purchasing less. A strengthening dollar can also reflect a change in sentiment from foreign investors if they believe that the U.S. economy is improving at a time when global growth is softening, which has been the prevailing climate over the past 6-12 months, in our opinion.

The current bull market in U.S. stocks has been broad-based. That means that the vast majority of stocks have participated in this bull market. Equity investors were a bit cautious in 2014. Three of the top four performing S&P 500(R) Index sectors (Utilities, Health Care and Consumer Staples) are characterized as defensive in nature. Investors also continued to funnel capital into bonds. The one event that some had predicted might happen in 2014, but did not, was the "great rotation" out of bond mutual funds into equities and other risk assets. While the Federal Reserve did end its monthly bond purchase program in October 2014, it did not raise rates. Perhaps 2015 will be the year.

SECTOR INVESTING

One barometer for gauging investors' appetites for equities is tracking money flows in and out of open-end funds and ETFs. For the 12-month period ended January 31, 2015, U.S. Equity funds and ETFs reported net inflows totaling $63.9 billion, according to data from Morningstar. Investors clearly favored passive funds over actively managed funds. Passive U.S. Equity funds and ETFs reported net inflows totaling $175.0 billion, compared to net outflows totaling $111.1 billion for actively managed U.S. Equity funds and ETFs.

For the 12-month period ended January 31, 2015, Sector Equity funds and ETFs reported net inflows totaling $71.4 billion, according to Morningstar. Passive Sector Equity funds and ETFs reported net inflows totaling $48.5 billion, compared to net inflows totaling $22.9 billion for actively managed Sector Equity funds and ETFs. Using Morningstar fund categories, some of the major sectors reporting the highest net inflows over the past 12 months were Health, Energy, Utilities and Consumer Defensive.

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

The First Trust Consumer Discretionary AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Consumer Discretionary Index (the "Consumer Discretionary Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Consumer Discretionary Index. The shares of the Fund are listed and trade on the NYSE Arca, Inc. (the "NYSE Arca" or the "Exchange") under the ticker symbol "FXD."

The Consumer Discretionary Index is a modified equal-dollar weighted index designed by NYSE Group, Inc. or its affiliates ("NYSE") to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The NYSE constructs the Consumer Discretionary Index using the Russell Global Sectors (the "RGS") sector scheme to determine a stock's sector membership.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL               CUMULATIVE
                                                                                 TOTAL RETURNS              TOTAL RETURNS
                                                    6 Months     1 Year      5 Years     Inception      5 Years     Inception
                                                     Ended        Ended       Ended       (5/8/07)       Ended       (5/8/07)
                                                    1/31/15      1/31/15     1/31/15     to 1/31/15     1/31/15     to 1/31/15

FUND PERFORMANCE
NAV                                                  7.79%       14.43%      19.68%        8.08%        145.54%       82.38%
Market Price                                         7.79%       14.43%      19.68%        8.08%        145.54%       82.38%

INDEX PERFORMANCE
StrataQuant(R) Consumer Discretionary Index          8.15%       15.20%      20.55%        8.90%        154.63%       93.31%
Russell 1000(R) Index                                4.35%       13.76%      15.84%        6.16%        108.62%       58.79%
S&P 500(R) Consumer Discretionary Index              7.10%       13.01%      21.34%        9.55%        163.01%      102.42%
Russell 1000(R) Consumer Discretionary Index(1)      6.82%       12.38%      20.94%          NA         158.71%         NA
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2015
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                              LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
Consumer Discretionary                      92.37%
Consumer Staples                             3.08
Industrials                                  2.92
Financials                                   1.39
Information Technology                       0.24
                                           -------
  Total                                    100.00%
                                           =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2015
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                            LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
Graham Holdings Co., Class B                 1.43%
Outfront Media, Inc.                         1.39
Domino's Pizza, Inc.                         1.39
GameStop Corp., Class A                      1.37
Ulta Salon, Cosmetics & Fragrance, Inc.      1.36
Whirlpool Corp.                              1.35
Lear Corp.                                   1.35
Murphy USA, Inc.                             1.34
Dollar Tree, Inc.                            1.33
Costco Wholesale Corp.                       1.33
                                           -------
  Total                                     13.64%
                                           =======

-----------------------------

(1) On or about September 18, 2008, Russell Investment Group ("Russell") began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. In addition to the implementation of the RGS, Russell changed the name of the Russell 1000(R) Consumer Discretionary and Services Index to the Russell 1000(R) Consumer Discretionary Index. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Consumer Discretionary Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Consumer Discretionary Index is a registered trademark of the NYSE and has been licensed for use by First Trust Portfolios L.P. The First Trust Consumer Discretionary AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the NYSE, and the NYSE makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Consumer Discretionary Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD) (CONTINUED)


                                      PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                            MAY 8, 2007 - JANUARY 31, 2015

                 First Trust
            Consumer Discretionary         StrataQuant(R) Consumer        Russell 1000(R)           S&P 500(R) Consumer
               AlphaDEX(R) Fund              Discretionary Index               Index                Discretionary Index
5/8/07              $10000                         $10000                     $10000                      $10000
7/31/07               9415                           9439                       9674                        9418
1/31/08               8296                           8349                       9261                        8326
7/31/08               7133                           7194                       8647                        7355
1/31/09               4347                           4406                       5911                        5679
7/31/09               6482                           6601                       6903                        6667
1/31/10               7427                           7592                       7611                        7697
7/31/10               8108                           8319                       7904                        8410
1/31/11               9984                          10281                       9387                       10051
7/31/11              10925                          11302                       9539                       10806
1/31/12              10699                          11120                       9757                       11372
7/31/12              10591                          11024                      10298                       12091
1/31/13              12657                          13228                      11419                       14063
7/31/13              15057                          15791                      12998                       16770
1/31/14              15938                          16781                      13957                       17911
7/31/14              16920                          17876                      15216                       18899
1/31/15              18238                          19332                      15878                       20241


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2009 through January 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/09 - 7/31/10         175              0               0             0
8/1/10 - 7/31/11         224              0               0             0
8/1/11 - 7/31/12         130              0               0             0
8/1/12 - 7/31/13         178              0               0             0
8/1/13 - 7/31/14         213              0               0             0
8/1/14 - 1/31/15         109              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/09 - 7/31/10          76              0               0             0
8/1/10 - 7/31/11          28              0               0             0
8/1/11 - 7/31/12         123              0               0             0
8/1/12 - 7/31/13          72              0               0             0
8/1/13 - 7/31/14          39              0               0             0
8/1/14 - 1/31/15          17              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

The First Trust Consumer Staples AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Consumer Staples Index (the "Consumer Staples Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Consumer Staples Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXG."

The Consumer Staples Index is a modified equal-dollar weighted index designed by the NYSE to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The NYSE constructs the Consumer Staples Index using the RGS sector scheme to determine a stock's sector membership.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL               CUMULATIVE
                                                                                 TOTAL RETURNS              TOTAL RETURNS
                                                    6 Months     1 Year      5 Years     Inception      5 Years     Inception
                                                     Ended        Ended       Ended       (5/8/07)       Ended       (5/8/07)
                                                    1/31/15      1/31/15     1/31/15     to 1/31/15     1/31/15     to 1/31/15

FUND PERFORMANCE
NAV                                                  13.12%      25.68%      20.64%        11.58%       155.58%      133.42%
Market Price                                         13.18%      25.71%      20.65%        11.59%       155.65%      133.46%

INDEX PERFORMANCE
StrataQuant(R) Consumer Staples Index                13.39%      26.48%      21.63%        12.45%       166.20%      147.85%
Russell 1000(R) Index                                 4.35%      13.76%      15.84%         6.16%       108.62%       58.79%
S&P 500(R) Consumer Staples Index                    12.69%      20.90%      16.08%        10.71%       110.72%      119.72%
Russell 1000(R) Consumer Staples Index(1)            12.36%      21.77%      16.73%          NA         116.77%         NA
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2015
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                              LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
Consumer Staples                            97.59%
Consumer Discretionary                       2.41
                                           -------
  Total                                    100.00%
                                           =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2015
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                            LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
Constellation Brands, Inc., Class A          5.47%
Monster Beverage Corp.                       5.24
Kroger (The) Co.                             5.23
CVS Health Corp.                             4.95
Walgreens Boots Alliance, Inc.               4.70
Rite Aid Corp.                               4.51
Hain Celestial Group (The), Inc.             4.40
Dr Pepper Snapple Group, Inc.                4.19
Whole Foods Market, Inc.                     4.02
Pilgrim's Pride Corp.                        3.81
                                           -------
  Total                                     46.52%
                                           =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Consumer Staples Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Consumer Staples Index is a registered trademark of the NYSE and has been licensed for use by First Trust Portfolios L.P. The First Trust Consumer Staples AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the NYSE, and the NYSE makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Consumer Staples Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG) (CONTINUED)


                               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                     MAY 8, 2007 - JANUARY 31, 2015

            First Trust Consumer Staples  StrataQuant(R) Consumer   Russell 1000(R)   S&P 500(R) Consumer
                  AlphaDEX(R) Fund             Staples Index             Index           Staples Index
5/8/07                 $10000                     $10000                $10000              $10000
7/31/07                  9555                       9574                  9674                9747
1/31/08                  8917                       8971                  9261               10285
7/31/08                  9091                       9180                  8647               10386
1/31/09                  7142                       7224                  5646                8404
7/31/09                  8442                       8577                  6903                9587
1/31/10                  9133                       9311                  7611               10426
7/31/10                  9790                      10017                  7904               10865
1/31/11                 10958                      11264                  9387               11840
7/31/11                 12844                      13250                  9539               12790
1/31/12                 12410                      12853                  9757               13505
7/31/12                 12455                      12989                 10298               15305
1/31/13                 14509                      15186                 11419               16073
7/31/13                 17921                      18842                 12998               18201
1/31/14                 18572                      19596                 13957               18172
7/31/14                 20635                      21857                 15216               19497
1/31/15                 23342                      24784                 15878               21971


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2009 through January 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/09 - 7/31/10         167              0               0             0
8/1/10 - 7/31/11         194              0               0             0
8/1/11 - 7/31/12         158              0               0             0
8/1/12 - 7/31/13         155              0               0             0
8/1/13 - 7/31/14         213              0               0             0
8/1/14 - 1/31/15          99              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/09 - 7/31/10         84               0               0             0
8/1/10 - 7/31/11         58               0               0             0
8/1/11 - 7/31/12         94               1               0             0
8/1/12 - 7/31/13         95               0               0             0
8/1/13 - 7/31/14         39               0               0             0
8/1/14 - 1/31/15         27               0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

The First Trust Energy AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Energy Index (the "Energy Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Energy Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXN."

The Energy Index is a modified equal-dollar weighted index designed by the NYSE to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The NYSE constructs the Energy Index using the RGS sector scheme to determine a stock's sector membership.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL               CUMULATIVE
                                                                                 TOTAL RETURNS              TOTAL RETURNS
                                                    6 Months     1 Year      5 Years     Inception      5 Years     Inception
                                                     Ended        Ended       Ended       (5/8/07)       Ended       (5/8/07)
                                                    1/31/15      1/31/15     1/31/15     to 1/31/15     1/31/15     to 1/31/15
FUND PERFORMANCE
NAV                                                 -28.06%      -14.84%      5.70%        0.71%         31.92%        5.61%
Market Price                                        -28.03%      -14.87%      5.71%        0.71%         31.98%        5.66%

INDEX PERFORMANCE
StrataQuant(R) Energy Index                         -27.96%      -14.45%      6.42%        1.39%         36.47%       11.25%
Russell 1000(R) Index                                 4.35%       13.76%     15.84%        6.16%        108.62%       58.79%
S&P 500(R) Energy Index                             -19.64%       -6.32%      8.69%        3.58%         51.70%       31.31%
Russell 1000(R) Energy Index(1)                     -20.75%       -7.24%      8.33%          NA          49.17%         NA
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2015
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                              LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
Energy                                      97.30%
Information Technology                       2.18
Industrials                                  0.52
                                           -------
  Total                                    100.00%
                                           =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2015
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                            LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
Tesoro Corp.                                 3.23%
Valero Energy Corp.                          3.14
Atwood Oceanics, Inc.                        2.96
Occidental Petroleum Corp.                   2.91
Hess Corp.                                   2.68
Chevron Corp.                                2.68
ConocoPhillips                               2.68
Seadrill Ltd.                                2.64
Murphy Oil Corp.                             2.61
Helmerich & Payne, Inc.                      2.59
                                           -------
  Total                                     28.12%
                                           =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. In addition to the implementation of the RGS, Russell combined the Russell 1000(R) Integrated Oils Index and the Russell 1000(R) Other Energy Index into one index, the Russell 1000(R) Energy Index. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Energy Index because this index did not exist until on or about September 18, 2008.

The StrataQuant(R) Energy Index is a registered trademark of the NYSE and has been licensed for use by First Trust Portfolios L.P. The First Trust Energy AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the NYSE, and the NYSE makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Energy Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN) (CONTINUED)


                        PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                               MAY 8, 2007 - JANUARY 31, 2015

                First Trust Energy      StrataQuant(R)      Russell 1000(R)      S&P 500(R)
                 AlphaDEX(R) Fund        Energy Index            Index          Energy Index
5/8/07                $10000                $10000              $10000             $10000
7/31/07                10370                 10387                9674              10743
1/31/08                10594                 10638                9261              10891
7/31/08                11990                 12080                8647              11455
1/31/09                 4831                  4864                6047               7332
7/31/09                 6865                  6965                6903               8138
1/31/10                 8005                  8153                7611               8656
7/31/10                 8119                  8301                7904               8601
1/31/11                11422                 11720                9387              11719
7/31/11                12073                 12437                9539              12248
1/31/12                10110                 10453                9757              11606
7/31/12                 9477                  9838               10298              11633
1/31/13                11278                 11755               11419              12874
7/31/13                11715                 12244               12998              13799
1/31/14                12399                 13006               13957              14020
7/31/14                14678                 15444               15216              16343
1/31/15                10559                 11126               15878              13133


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2009 through January 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/09 - 7/31/10         162              1               0             0
8/1/10 - 7/31/11         190              0               0             0
8/1/11 - 7/31/12         156              0               0             0
8/1/12 - 7/31/13         178              0               0             0
8/1/13 - 7/31/14         223              0               0             0
8/1/14 - 1/31/15          90              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/09 - 7/31/10         86               2               0             0
8/1/10 - 7/31/11         62               0               0             0
8/1/11 - 7/31/12         96               1               0             0
8/1/12 - 7/31/13         72               0               0             0
8/1/13 - 7/31/14         29               0               0             0
8/1/14 - 1/31/15         36               0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

The First Trust Financials AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Financials Index (the "Financials Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Financials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXO."

The Financials Index is a modified equal-dollar weighted index designed by the NYSE to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The NYSE constructs the Financials Index using the RGS sector scheme to determine a stock's sector membership.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL               CUMULATIVE
                                                                                 TOTAL RETURNS              TOTAL RETURNS
                                                    6 Months     1 Year      5 Years     Inception      5 Years     Inception
                                                     Ended        Ended       Ended       (5/8/07)       Ended       (5/8/07)
                                                    1/31/15      1/31/15     1/31/15     to 1/31/15     1/31/15     to 1/31/15

FUND PERFORMANCE
NAV                                                  4.27%        9.48%      14.68%        3.19%         98.32%       27.51%
Market Price                                         4.27%        9.43%      14.69%        3.20%         98.41%       27.55%

INDEX PERFORMANCE
StrataQuant(R) Financials Index                      4.64%       10.27%      15.59%        4.11%        106.33%       36.55%
Russell 1000(R) Index                                4.35%       13.76%      15.84%        6.16%        108.62%       58.79%
S&P 500(R) Financials Index                          3.67%       11.27%      12.06%       -4.14%         76.72%      -27.88%
Russell 1000(R) Financial Services Index(1)          5.17%       12.36%      12.97%          NA          84.02%         NA
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2015
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                              LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
Financials                                  90.54%
Information Technology                       8.42
Industrials                                  0.84
Consumer Discretionary                       0.20
                                           -------
  Total                                    100.00%
                                           =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2015
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                            LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
Forest City Enterprises, Inc.,
   Class A                                   1.20%
Extra Space Storage, Inc.                    1.18
Healthcare Trust of America, Inc.,
   Class A                                   1.14
Health Care REIT, Inc.                       1.13
Global Payments, Inc.                        1.13
Equity LifeStyle Properties, Inc.            1.11
Two Harbors Investment Corp.                 1.08
Endurance Specialty Holdings Ltd.            1.07
Allied World Assurance Co.
   Holdings AG                               1.07
Everest Re Group, Ltd.                       1.05
                                           -------
  Total                                     11.16%
                                           =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Financial Services Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Financials Index is a registered trademark of the NYSE and has been licensed for use by First Trust Portfolios L.P. The First Trust Financials AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the NYSE, and the NYSE makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Financials Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO) (CONTINUED)


                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                    MAY 8, 2007 - JANUARY 31, 2015

              First Trust Financials        StrataQuant(R)        Russell 1000(R)         S&P 500(R)
                 AlphaDEX(R) Fund          Financials Index            Index           Financials Index
5/8/07                $10000                    $10000                $10000                $10000
7/31/07                 8955                      8986                  9674                  8883
1/31/08                 7939                      8017                  9261                  7875
7/31/08                 6363                      6450                  8647                  5950
1/31/09                 3908                      3976                  5646                  3444
7/31/09                 5412                      5550                  6903                  3713
1/31/10                 6429                      6618                  7611                  4081
7/31/10                 6856                      7086                  7904                  4253
1/31/11                 7898                      8199                  9387                  4772
7/31/11                 7558                      7878                  9539                  4336
1/31/12                 7621                      7979                  9757                  4162
7/31/12                 7904                      8307                 10298                  4385
1/31/13                 9367                      9886                 11419                  5255
7/31/13                11021                     11675                 12998                  6245
1/31/14                11646                     12384                 13957                  6482
7/31/14                12228                     13050                 15216                  6957
1/31/15                12750                     13656                 15878                  7213


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2009 through January 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/09 - 7/31/10         175              0               0             0
8/1/10 - 7/31/11         164              0               0             0
8/1/11 - 7/31/12         151              0               0             0
8/1/12 - 7/31/13         189              0               0             0
8/1/13 - 7/31/14         219              0               0             0
8/1/14 - 1/31/15          91              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/09 - 7/31/10          76              0               0             0
8/1/10 - 7/31/11          88              0               0             0
8/1/11 - 7/31/12         102              0               0             0
8/1/12 - 7/31/13          61              0               0             0
8/1/13 - 7/31/14          33              0               0             0
8/1/14 - 1/31/15          35              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

The First Trust Health Care AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Health Care Index (the "Health Care Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Health Care Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXH."

The Health Care Index is a modified equal-dollar weighted index designed by the NYSE to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The NYSE constructs the Health Care Index using the RGS sector scheme to determine a stock's sector membership.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL               CUMULATIVE
                                                                                 TOTAL RETURNS              TOTAL RETURNS
                                                    6 Months     1 Year      5 Years     Inception      5 Years     Inception
                                                     Ended        Ended       Ended       (5/8/07)       Ended       (5/8/07)
                                                    1/31/15      1/31/15     1/31/15     to 1/31/15     1/31/15     to 1/31/15
FUND PERFORMANCE
NAV                                                  15.17%      22.38%      23.43%        15.66%       186.51%      208.00%
Market Price                                         15.21%      22.37%      23.44%        15.66%       186.60%      208.10%

INDEX PERFORMANCE
StrataQuant(R) Health Care Index                     15.54%      23.14%      24.32%        16.53%       197.01%      226.52%
Russell 1000(R) Index                                 4.35%      13.76%      15.84%         6.16%       108.62%       58.79%
S&P 500(R) Health Care Index                         14.56%      25.70%      19.55%        10.79%       144.24%      120.83%
Russell 1000(R) Health Care Index(1)                 15.22%      26.02%      20.41%          NA         153.10%         NA
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2015
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                              LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
Health Care                                100.00%
                                           -------
  Total                                    100.00%
                                           =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2015
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                            LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
Incyte Corp.                                 2.44%
BioMarin Pharmaceutical, Inc.                2.40
AmerisourceBergen Corp.                      2.36
Centene Corp.                                2.35
Patterson Cos., Inc.                         2.33
Aetna, Inc.                                  2.31
Allergan, Inc.                               2.31
McKesson Corp.                               2.29
Regeneron Pharmaceuticals, Inc.              2.27
Henry Schein, Inc.                           2.27
                                           -------
  Total                                     23.33%
                                           =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Health Care Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Health Care Index is a registered trademark of the NYSE and has been licensed for use by First Trust Portfolios L.P. The First Trust Health Care AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the NYSE, and the NYSE makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Health Care Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH) (CONTINUED)


                                PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                      MAY 8, 2007 - JANUARY 31, 2015

          First Trust Health Care        StrataQuant(R)           Russell 1000(R)            S&P 500(R)
          AlphaDEX(R) Fund (FXH)        Health Care Index              Index              Health Care Index
5/8/07            $10000                     $10000                   $10000                   $10000
7/31/07             9740                       9764                     9674                     9222
1/31/08             9645                       9702                     9261                     9269
7/31/08             9465                       9573                     8647                     8940
1/31/09             7330                       7443                     5646                     7696
7/31/09             8830                       9001                     6903                     7974
1/31/10            10750                      10993                     7611                     9042
7/31/10            10780                      11068                     7904                     8318
1/31/11            13190                      13601                     9387                     9306
7/31/11            14302                      14805                     9539                    10142
1/31/12            14342                      14909                     9757                    10762
7/31/12            15042                      15667                    10298                    11706
1/31/13            17867                      18682                    11419                    13226
7/31/13            21434                      22504                    12998                    15877
1/31/14            25169                      26517                    13957                    17571
7/31/14            26745                      28259                    15216                    19279
1/31/15            30802                      32650                    15878                    22086


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2009 through January 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/09 - 7/31/10         161              0               0             0
8/1/10 - 7/31/11         203              0               0             0
8/1/11 - 7/31/12         135              0               0             0
8/1/12 - 7/31/13         187              0               0             0
8/1/13 - 7/31/14         217              0               0             0
8/1/14 - 1/31/15         114              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/09 - 7/31/10          90              0               0             0
8/1/10 - 7/31/11          49              0               0             0
8/1/11 - 7/31/12         118              0               0             0
8/1/12 - 7/31/13          63              0               0             0
8/1/13 - 7/31/14          35              0               0             0
8/1/14 - 1/31/15          12              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

The First Trust Industrials/Producer Durables AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Industrials Index (the "Industrials Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Industrials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXR."

The Industrials Index is a modified equal-dollar weighted index designed by the NYSE to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The NYSE constructs the Industrials Index using the RGS sector scheme to determine a stock's sector membership.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL               CUMULATIVE
                                                                                 TOTAL RETURNS              TOTAL RETURNS
                                                    6 Months     1 Year      5 Years     Inception      5 Years     Inception
                                                     Ended        Ended       Ended       (5/8/07)       Ended       (5/8/07)
                                                    1/31/15      1/31/15     1/31/15     to 1/31/15     1/31/15     to 1/31/15
FUND PERFORMANCE
NAV                                                  0.34%        6.51%      16.54%        5.87%        114.94%       55.50%
Market Price                                         0.41%        6.51%      16.54%        5.88%        115.01%       55.55%

INDEX PERFORMANCE
StrataQuant(R) Industrials Index                     0.68%        7.28%      17.42%        6.68%        123.25%       64.86%
Russell 1000(R) Index                                4.35%       13.76%      15.84%        6.16%        108.62%       58.79%
S&P 500(R) Industrials Index                         6.07%       10.81%      16.96%        6.55%        118.91%       63.39%
Russell 1000(R) Producer Durables Index(1)           5.91%       10.56%      17.26%          NA         121.73%         NA
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2015
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                              LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
Industrials                                 87.63%
Information Technology                       7.65
Energy                                       1.56
Health Care                                  1.39
Financials                                   1.07
Materials                                    0.70
                                           -------
  Total                                    100.00%
                                           =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2015
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                            LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
Alaska Air Group, Inc.                       1.96%
Orbital ATK, Inc.                            1.94
Southwest Airlines Co.                       1.84
Spirit AeroSystems Holdings, Inc.,
   Class A                                   1.81
Copa Holdings SA, Class A                    1.79
United Continental Holdings, Inc.            1.79
Robert Half International, Inc.              1.72
SPX Corp.                                    1.68
Lexmark International, Inc., Class A         1.67
Delta Air Lines, Inc.                        1.66
                                           -------
  Total                                     17.86%
                                           =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Producer Durables Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Industrials Index is a registered trademark of the NYSE and has been licensed for use by First Trust Portfolios L.P. The First Trust Industrials/Producer Durables AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the NYSE, and the NYSE makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Industrials Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR) (CONTINUED)


                        PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                               MAY 8, 2007 - JANUARY 31, 2015

            First Trust Industrials/
               Producer Durables            StrataQuant(R)         Russell 1000(R)        S&P 500(R)
                AlphaDEX(R) Fund           Industrials Index            Index          Industrials Index
5/8/07               $10000                     $10000                 $10000               $10000
7/31/07                9435                       9457                   9674                10400
1/31/08                8770                       8820                   9261                 9935
7/31/08                8792                       8874                   8647                 9138
1/31/09                4967                       5030                   5646                 5934
7/31/09                6081                       6182                   6903                 6422
1/31/10                7233                       7384                   7611                 7464
7/31/10                7854                       8048                   7904                 8263
1/31/11                9675                       9954                   9387                 9982
7/31/11                9243                       9542                   9539                 9618
1/31/12                9549                       9904                   9757                10177
7/31/12                9177                       9552                  10298                10257
1/31/13               10955                      11446                  11419                11594
7/31/13               12656                      13270                  12998                13198
1/31/14               14598                      15368                  13957                14747
7/31/14               15496                      16375                  15216                15405
1/31/15               15548                      16486                  15878                16340


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2009 through January 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/09 - 7/31/10         163              0               0             0
8/1/10 - 7/31/11         210              0               0             0
8/1/11 - 7/31/12         111              0               0             0
8/1/12 - 7/31/13         177              0               0             0
8/1/13 - 7/31/14         217              0               0             0
8/1/14 - 1/31/15          89              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/09 - 7/31/10          88              0               0             0
8/1/10 - 7/31/11          42              0               0             0
8/1/11 - 7/31/12         142              0               0             0
8/1/12 - 7/31/13          73              0               0             0
8/1/13 - 7/31/14          35              0               0             0
8/1/14 - 1/31/15          37              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

The First Trust Materials AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Materials Index (the "Materials Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Materials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXZ."

The Materials Index is a modified equal-dollar weighted index designed by the NYSE to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The NYSE constructs the Materials Index using the RGS sector scheme to determine a stock's sector membership.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                AVERAGE ANNUAL               CUMULATIVE
                                                                                 TOTAL RETURNS              TOTAL RETURNS
                                                    6 Months     1 Year      5 Years     Inception      5 Years     Inception
                                                     Ended        Ended       Ended       (5/8/07)       Ended       (5/8/07)
                                                    1/31/15      1/31/15     1/31/15     to 1/31/15     1/31/15     to 1/31/15
FUND PERFORMANCE
NAV                                                  -7.17%      -2.55%      12.46%        6.82%         79.85%       66.63%
Market Price                                         -7.14%      -2.55%      12.45%        6.83%         79.81%       66.68%

INDEX PERFORMANCE
StrataQuant(R) Materials Index                       -6.92%      -1.95%      13.30%        7.64%         86.66%       76.75%
Russell 1000(R) Index                                 4.35%      13.76%      15.84%        6.16%        108.62%       58.79%
S&P 500(R) Materials Index                           -1.57%       9.91%      12.82%        4.85%         82.78%       44.20%
Russell 1000(R) Materials and Processing Index(1)    -1.84%       7.13%      13.62%          NA          89.33%         NA
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2015
----------------------------------------------------------
                                         % OF TOTAL
SECTOR                              LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
Materials                                   84.57%
Industrials                                 15.43
                                           -------
  Total                                    100.00%
                                           =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2015
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                            LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
CF Industries Holdings, Inc.                 3.58%
Sherwin-Williams (The) Co.                   3.30
Packaging Corp. of America                   3.11
Cabot Corp.                                  3.09
Domtar Corp.                                 3.04
Westlake Chemical Corp.                      3.00
Celanese Corp., Series A                     2.87
Owens Corning, Inc.                          2.86
Reliance Steel & Aluminum Co.                2.73
Rock-Tenn Co., Class A                       2.72
                                           -------
  Total                                     30.30%
                                           =======


-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Materials and Processing Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Materials Index is a registered trademark of the NYSE and has been licensed for use by First Trust Portfolios L.P. The First Trust Materials AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the NYSE, and the NYSE makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Materials Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ) (CONTINUED)


                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                 MAY 8, 2007 - JANUARY 31, 2015

               First Trust Materials     StrataQuant(R)      Russell 1000(R)       S&P 500(R)
                 AlphaDEX(R) Fund        Materials Index          Index          Materials Index
5/8/07                $10000                 $10000              $10000              $10000
7/31/07                10085                  10104                9674                9956
1/31/08                10310                  10362                9261               10271
7/31/08                11037                  11128                8647               10387
1/31/09                 5255                   5323                5646                5394
7/31/09                 7814                   7950                6903                7499
1/31/10                 9265                   9468                7611                7890
7/31/10                10371                  10617                7904                8450
1/31/11                12736                  13090                9387               10544
7/31/11                12769                  13180                9539               10572
1/31/12                12616                  13091                9757               10586
7/31/12                12159                  12665               10298               10021
1/31/13                14771                  15454               11419               11369
7/31/13                15248                  16011               12998               11899
1/31/14                17100                  18026               13957               13120
7/31/14                17952                  18987               15216               14650
1/31/15                16665                  17673               15878               14420


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2009 through January 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/09 - 7/31/10         172              0               0             0
8/1/10 - 7/31/11         200              0               0             0
8/1/11 - 7/31/12         119              0               0             0
8/1/12 - 7/31/13         162              0               0             0
8/1/13 - 7/31/14         200              1               0             0
8/1/14 - 1/31/15          75              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/09 - 7/31/10          79              0               0             0
8/1/10 - 7/31/11          52              0               0             0
8/1/11 - 7/31/12         134              0               0             0
8/1/12 - 7/31/13          87              1               0             0
8/1/13 - 7/31/14          49              2               0             0
8/1/14 - 1/31/15          51              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

The First Trust Technology AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Technology Index (the "Technology Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Technology Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXL."

The Technology Index is a modified equal-dollar weighted index designed by the NYSE to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The NYSE constructs the Technology Index using the RGS sector scheme to determine a stock's sector membership.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                AVERAGE ANNUAL               CUMULATIVE
                                                                                 TOTAL RETURNS              TOTAL RETURNS
                                                    6 Months     1 Year      5 Years     Inception      5 Years     Inception
                                                     Ended        Ended       Ended       (5/8/07)       Ended       (5/8/07)
                                                    1/31/15      1/31/15     1/31/15     to 1/31/15     1/31/15     to 1/31/15
FUND PERFORMANCE
NAV                                                  5.59%       12.41%      15.46%        7.03%        105.16%       69.16%
Market Price                                         5.52%       12.34%      15.45%        7.03%        105.10%       69.11%

INDEX PERFORMANCE
StrataQuant(R) Technology Index                      5.92%       13.17%      16.36%        7.93%        113.35%       80.45%
Russell 1000(R) Index                                4.35%       13.76%      15.84%        6.16%        108.62%       58.79%
S&P 500(R) Information Technology Index              4.49%       18.47%      15.98%        8.79%        109.89%       91.87%
Russell 1000(R) Technology Index(1)                  3.85%       18.15%      15.39%          NA         104.56%         NA
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2015
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                              LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
Information Technology                      98.20%
Consumer Discretionary                       1.40
Telecommunication Services                   0.40
                                           -------
  Total                                    100.00%
                                           =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2015
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                            LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
Freescale Semiconductor Ltd.                 2.57%
Electronic Arts, Inc.                        2.36
Skyworks Solutions, Inc.                     2.31
Corning, Inc.                                2.09
Palo Alto Networks, Inc.                     2.08
DST Systems, Inc.                            2.07
Avago Technologies Ltd.                      2.07
Fortinet, Inc.                               1.97
CDW Corp.                                    1.97
Avnet, Inc.                                  1.95
                                           -------
  Total                                     21.44%
                                           =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Technology Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Technology Index is a registered trademark of the NYSE and has been licensed for use by First Trust Portfolios L.P. The First Trust Technology AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the NYSE, and the NYSE makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Technology Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL) (CONTINUED)


                        PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                               MAY 8, 2007 - JANUARY 31, 2015

          First Trust Technology      StrataQuant(R)      Russell 1000(R)     S&P 500(R) Information
             AlphaDEX(R) Fund        Technology Index          Index             Technology Index
5/8/07            $10000                  $10000              $10000                  $10000
7/31/07            10235                   10252                9674                   10160
1/31/08             9030                    9078                9261                    9501
7/31/08             8815                    8895                8647                    9320
1/31/09             5205                    5295                5646                    6101
7/31/09             7236                    7397                6903                    8416
1/31/10             8246                    8457                7611                    9142
7/31/10             9060                    9330                7904                    9570
1/31/11            11868                   12273                9387                   11466
7/31/11            10908                   11328                9539                   11407
1/31/12            11048                   11523                9757                   12125
7/31/12            10493                   10986               10298                   12896
1/31/13            11488                   12077               11419                   13111
7/31/13            13069                   13792               12998                   14332
1/31/14            15047                   15945               13957                   16195
7/31/14            16021                   17035               15216                   18362
1/31/15            16916                   18044               15878                   19186


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2009 through January 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/09 - 7/31/10         163              0               0             0
8/1/10 - 7/31/11         197              0               0             0
8/1/11 - 7/31/12         161              0               0             0
8/1/12 - 7/31/13         136              0               0             0
8/1/13 - 7/31/14         218              0               0             0
8/1/14 - 1/31/15          84              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/09 - 7/31/10          87              1               0             0
8/1/10 - 7/31/11          55              0               0             0
8/1/11 - 7/31/12          92              0               0             0
8/1/12 - 7/31/13         114              0               0             0
8/1/13 - 7/31/14          34              0               0             0
8/1/14 - 1/31/15          42              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)

The First Trust Utilities AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Utilities Index (the "Utilities Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Utilities Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXU."

The Utilities Index is a modified equal-dollar weighted index designed by the NYSE to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The NYSE constructs the Utilities Index using the RGS sector scheme to determine a stock's sector membership.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL               CUMULATIVE
                                                                                 TOTAL RETURNS              TOTAL RETURNS
                                                    6 Months     1 Year      5 Years     Inception      5 Years     Inception
                                                     Ended        Ended       Ended       (5/8/07)       Ended       (5/8/07)
                                                    1/31/15      1/31/15     1/31/15     to 1/31/15     1/31/15     to 1/31/15
FUND PERFORMANCE
NAV                                                  12.85%      24.09%      14.64%        6.18%         98.01%       59.06%
Market Price                                         12.85%      24.03%      14.66%        6.18%         98.14%       59.04%

INDEX PERFORMANCE
StrataQuant(R) Utilities Index                       13.20%      24.98%      15.66%        7.13%        106.99%       70.33%
Russell 1000(R) Index                                 4.35%      13.76%      15.84%        6.16%        108.62%       58.79%
S&P 500(R) Utilities Index                           19.38%      28.20%      15.03%        5.97%        101.42%       56.62%
Russell 1000(R) Utilities Index(1)                    7.41%      17.13%      14.28%          NA          94.95%         NA
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2015
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                              LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
Utilities                                   74.69%
Telecommunication Services                  22.02
Energy                                       3.29
                                           -------
  Total                                    100.00%
                                           =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2015
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                            LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
Great Plains Energy, Inc.                    4.30%
Sprint Corp.                                 4.28
Public Service Enterprise Group, Inc.        4.26
AT&T, Inc.                                   4.05
Exelon Corp.                                 4.02
MDU Resources Group, Inc.                    3.97
CenturyLink, Inc.                            3.88
Telephone & Data Systems, Inc.               3.80
PG&E Corp.                                   3.65
Consolidated Edison, Inc.                    3.47
                                           -------
  Total                                     39.68%
                                           =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Utilities Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Utilities Index is a registered trademark of the NYSE and has been licensed for use by First Trust Portfolios L.P. The First Trust Utilities AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the NYSE, and the NYSE makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Utilities Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU) (CONTINUED)


                        PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                               MAY 8, 2007 - JANUARY 31, 2015

               First Trust Utilities     StrataQuant(R)      Russell 1000(R)       S&P 500(R)
                 AlphaDEX(R) Fund        Utilities Index          Index          Utilities Index
5/8/07                $10000                 $10000              $10000              $10000
7/31/07                 9185                   9205                9674                9034
1/31/08                 8789                   8856                9261                9588
7/31/08                 8506                   8601                8647                9394
1/31/09                 6660                   6760                5646                7262
7/31/09                 7440                   7593                6903                7463
1/31/10                 8033                   8229                7611                7777
7/31/10                 8616                   8863                7904                8170
1/31/11                 9597                   9912                9387                8727
7/31/11                10083                  10456                9539                9322
1/31/12                10008                  10420                9757                9970
7/31/12                10753                  11245               10298               11120
1/31/13                11197                  11750               11419               10990
7/31/13                12464                  13196               12998               12011
1/31/14                12818                  13628               13957               12220
7/31/14                14094                  15046               15216               13123
1/31/15                15908                  17032               15878               15666


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2009 through January 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/09 - 7/31/10         165              0               0             0
8/1/10 - 7/31/11         220              0               0             0
8/1/11 - 7/31/12         157              0               0             0
8/1/12 - 7/31/13         141              0               0             0
8/1/13 - 7/31/14         193              0               0             0
8/1/14 - 1/31/15          73              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/09 - 7/31/10          85              1               0             0
8/1/10 - 7/31/11          32              0               0             0
8/1/11 - 7/31/12          96              0               0             0
8/1/12 - 7/31/13         109              0               0             0
8/1/13 - 7/31/14          59              0               0             0
8/1/14 - 1/31/15          53              0               0             0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated. For certain Funds the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period May 8, 2007 (inception) to May 10, 2007 (the first day of secondary market trading) the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
UNDERSTANDING YOUR FUND EXPENSES
JANUARY 31, 2015 (UNAUDITED)

As a shareholder of First Trust Consumer Discretionary AlphaDEX(R) Fund, First Trust Consumer Staples AlphaDEX(R) Fund, First Trust Energy AlphaDEX(R) Fund, First Trust Financials AlphaDEX(R) Fund, First Trust Health Care AlphaDEX(R) Fund, First Trust Industrials/Producer Durables AlphaDEX(R) Fund, First Trust Materials AlphaDEX(R) Fund, First Trust Technology AlphaDEX(R) Fund or First Trust Utilities AlphaDEX(R) Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended January 31, 2015.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


----------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSES PAID
                                                    BEGINNING             ENDING          BASED ON THE          DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE         SIX-MONTH           SIX-MONTH
                                                  AUGUST 1, 2014     JANUARY 31, 2015      PERIOD (a)           PERIOD (b)
----------------------------------------------------------------------------------------------------------------------------
FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)
Actual                                              $1,000.00           $1,077.90             0.63%               $3.30
Hypothetical (5% return before expenses)            $1,000.00           $1,022.03             0.63%               $3.21

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)
Actual                                              $1,000.00           $1,131.20             0.62%               $3.33
Hypothetical (5% return before expenses)            $1,000.00           $1,022.08             0.62%               $3.16

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)
Actual                                              $1,000.00           $  719.40             0.65%               $2.82
Hypothetical (5% return before expenses)            $1,000.00           $1,021.93             0.65%               $3.31

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)
Actual                                              $1,000.00           $1,042.70             0.64%               $3.30
Hypothetical (5% return before expenses)            $1,000.00           $1,021.98             0.64%               $3.26

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)
Actual                                              $1,000.00           $1,151.70             0.62%               $3.36
Hypothetical (5% return before expenses)            $1,000.00           $1,022.08             0.62%               $3.16

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
JANUARY 31, 2015 (UNAUDITED)


----------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSES PAID
                                                    BEGINNING             ENDING          BASED ON THE          DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE         SIX-MONTH           SIX-MONTH
                                                  AUGUST 1, 2014     JANUARY 31, 2015      PERIOD (a)           PERIOD (b)
----------------------------------------------------------------------------------------------------------------------------
FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)
Actual                                              $1,000.00           $1,003.40             0.63%               $3.18
Hypothetical (5% return before expenses)            $1,000.00           $1,022.03             0.63%               $3.21

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)
Actual                                              $1,000.00           $  928.30             0.65%               $3.16
Hypothetical (5% return before expenses)            $1,000.00           $1,021.93             0.65%               $3.31

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)
Actual                                              $1,000.00           $1,055.90             0.63%               $3.26
Hypothetical (5% return before expenses)            $1,000.00           $1,022.03             0.63%               $3.21

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)
Actual                                              $1,000.00           $1,128.50             0.70%               $3.76
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68             0.70%               $3.57


(a) These expense ratios reflect expense caps for certain Funds. See Note 3 in the Notes to Financial Statements.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (August 1, 2014 through January 31, 2015), multiplied by 184/365 (to reflect the one-half year period).

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2015 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AUTO COMPONENTS -- 5.0%
    956,034 Gentex Corp.                    $    15,956,208
    302,256 Goodyear Tire & Rubber (The)
               Co.                                7,326,686
     86,011 Johnson Controls, Inc.                3,996,931
    220,112 Lear Corp.                           22,088,239
    167,925 TRW Automotive Holdings
               Corp. (a)                         17,324,822
    161,621 Visteon Corp. (a)                    15,669,156
                                            ---------------
                                                 82,362,042
                                            ---------------
            AUTOMOBILES -- 2.3%
    835,683 Ford Motor Co.                       12,292,897
    371,039 General Motors Co.                   12,103,292
     18,696 Tesla Motors, Inc. (a) (b)            3,806,505
    154,559 Thor Industries, Inc.                 8,709,400
                                            ---------------
                                                 36,912,094
                                            ---------------
            BUILDING PRODUCTS -- 0.5%
    190,755 Fortune Brands Home &
               Security, Inc.                     8,543,916
                                            ---------------
            COMMERCIAL SERVICES & SUPPLIES
               -- 0.8%
    373,823 KAR Auction Services, Inc.           12,751,103
                                            ---------------
            DISTRIBUTORS -- 1.4%
    202,573 Genuine Parts Co.                    18,827,135
    147,855 LKQ Corp. (a)                         3,816,137
                                            ---------------
                                                 22,643,272
                                            ---------------
            DIVERSIFIED CONSUMER SERVICES
               -- 3.7%
    379,748 Apollo Education Group,
               Inc. (a)                           9,592,435
    363,827 DeVry Education Group, Inc.          15,429,903
     25,000 Graham Holdings Co., Class B         23,383,000
    570,616 Service Corp. International          12,913,040
                                            ---------------
                                                 61,318,378
                                            ---------------
            FOOD & STAPLES RETAILING
               -- 2.1%
    152,299 Costco Wholesale Corp.               21,777,234
    150,831 Wal-Mart Stores, Inc.                12,817,618
                                            ---------------
                                                 34,594,852
                                            ---------------
            HOTELS, RESTAURANTS & LEISURE
               -- 10.6%
    693,048 Aramark                              21,706,263
    294,269 Brinker International, Inc.          17,194,138
    285,749 Carnival Corp.                       12,561,526
     12,613 Chipotle Mexican Grill, Inc. (a)      8,953,212
    229,247 Domino's Pizza, Inc.                 22,706,915
    159,359 Hilton Worldwide Holdings,
               Inc. (a)                           4,138,553
     69,054 Hyatt Hotels Corp., Class A (a)       3,884,978
    500,607 International Game Technology         8,470,271
    221,334 Marriott International, Inc.,
               Class A                           16,489,383
    194,473 MGM Resorts International (a)         3,788,334


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            HOTELS, RESTAURANTS & LEISURE
               (CONTINUED)
    461,684 Norwegian Cruise Line
               Holdings Ltd. (a)            $    20,203,292
     49,399 Panera Bread Co., Class A (a)         8,489,712
     50,438 Royal Caribbean Cruises Ltd.          3,810,591
     96,357 Six Flags Entertainment Corp.         4,139,497
     50,677 Starbucks Corp.                       4,435,758
    460,441 Wendy's (The) Co.                     4,853,048
    100,689 Wyndham Worldwide Corp.               8,436,731
                                            ---------------
                                                174,262,202
                                            ---------------
            HOUSEHOLD DURABLES -- 10.5%
    682,907 D.R. Horton, Inc.                    16,744,880
    161,847 Harman International Industries,
               Inc.                              20,980,227
    450,888 Jarden Corp. (a)                     21,651,642
    506,653 Leggett & Platt, Inc.                21,598,617
    385,425 Lennar Corp., Class A                17,309,437
     55,585 Mohawk Industries, Inc. (a)           9,173,748
    226,712 Newell Rubbermaid, Inc.               8,358,871
     13,540 NVR, Inc. (a)                        16,982,274
    402,398 PulteGroup, Inc.                      8,285,375
     75,719 Tempur Sealy International,
               Inc. (a)                           4,166,817
    121,322 Toll Brothers, Inc. (a)               4,200,168
    111,432 Whirlpool Corp.                      22,183,882
                                            ---------------
                                                171,635,938
                                            ---------------
            INTERNET & CATALOG RETAIL
               -- 0.8%
    101,164 Expedia, Inc.                         8,693,022
    141,321 Liberty Interactive Corp.,
               Class A (a)                        3,866,543
                                            ---------------
                                                 12,559,565
                                            ---------------
            INTERNET SOFTWARE & SERVICES
               -- 0.2%
     74,085 eBay, Inc. (a)                        3,926,505
                                            ---------------
            LEISURE PRODUCTS -- 1.5%
     75,610 Hasbro, Inc. (b)                      4,152,501
    418,586 Mattel, Inc.                         11,259,963
     57,094 Polaris Industries, Inc.              8,255,222
                                            ---------------
                                                 23,667,686
                                            ---------------
            MACHINERY -- 0.5%
     82,413 WABCO Holdings, Inc. (a)              7,843,245
                                            ---------------
            MEDIA -- 10.1%
     65,200 AMC Networks, Inc., Class A (a)       4,348,840
    836,763 Cablevision Systems Corp.,
               Class A                           15,831,556
     51,828 Charter Communications, Inc.,
               Class A (a)                        7,831,988
    223,289 Comcast Corp., Class A               11,866,694
     47,959 DIRECTV (a)                           4,089,944
    177,707 DISH Network Corp.,
               Class A (a)                       12,501,687
    270,447 Gannett Co., Inc.                     8,386,562
    623,647 Interpublic Group of Cos. (The),
               Inc.                              12,435,521


                        See Notes to Financial Statements              Page 25

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

JANUARY 31, 2015 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            MEDIA (CONTINUED)
    244,837 Liberty Media Corp.,
               Class A (a)                  $     8,336,700
    246,516 Liberty Media Corp.,
               Class C (a)                        8,411,126
    661,465 Live Nation Entertainment,
               Inc. (a)                          15,723,023
     55,251 Madison Square Garden (The)
               Co., Class A (a)                   4,185,263
    825,561 News Corp., Class A (a)              12,292,603
    111,469 Omnicom Group, Inc.                   8,114,943
    194,654 Regal Entertainment Group,
               Class A (b)                        4,118,879
    290,758 Starz, Class A (a)                    8,583,176
     27,343 Time Warner Cable, Inc.               3,722,203
     48,671 Time Warner, Inc.                     3,792,931
    224,852 Twenty-First Century Fox, Inc.,
               Class A                            7,456,092
     44,145 Walt Disney (The) Co.                 4,015,429
                                            ---------------
                                                166,045,160
                                            ---------------
            MULTILINE RETAIL -- 9.1%
    323,662 Big Lots, Inc.                       14,859,322
    137,968 Dillard's, Inc., Class A             15,673,165
    244,280 Dollar General Corp. (a)             16,381,417
    306,746 Dollar Tree, Inc. (a)                21,809,641
    109,017 Family Dollar Stores, Inc.            8,296,194
    282,940 Kohl's Corp.                         16,897,177
    197,002 Macy's, Inc.                         12,584,488
    271,932 Nordstrom, Inc.                      20,721,218
    284,397 Target Corp.                         20,934,463
                                            ---------------
                                                148,157,085
                                            ---------------
            PERSONAL PRODUCTS -- 1.0%
    835,951 Coty, Inc., Class A                  15,899,788
                                            ---------------
            REAL ESTATE INVESTMENT TRUSTS
               -- 1.4%
    804,342 Outfront Media, Inc.                 22,803,096
                                            ---------------
            ROAD & RAIL -- 1.1%
    325,469 Avis Budget Group, Inc. (a)          18,652,628
                                            ---------------
            SPECIALTY RETAIL -- 32.0%
    564,954 Aaron's, Inc.                        17,886,444
    603,032 Abercrombie & Fitch Co.,
               Class A                           15,389,377
    135,535 Advance Auto Parts, Inc.             21,550,065
  1,718,828 Ascena Retail Group, Inc. (a)        19,869,652
    285,890 AutoNation, Inc. (a)                 17,044,762
     27,892 AutoZone, Inc. (a)                   16,650,408
    170,056 Bed Bath & Beyond, Inc. (a)          12,715,087
    443,071 Best Buy Co., Inc.                   15,596,099
     78,885 Cabela's, Inc. (a)                    4,334,731
    324,249 CarMax, Inc. (a)                     20,135,863
    799,079 Chico's FAS, Inc.                    13,328,638
    396,029 CST Brands, Inc.                     17,068,850
    260,888 Dick's Sporting Goods, Inc.          13,474,865
    231,513 DSW, Inc., Class A                    8,232,602
    230,565 Foot Locker, Inc.                    12,270,669
    638,716 GameStop Corp., Class A (b)          22,514,739
    164,530 Home Depot (The), Inc.               17,180,223
    249,435 L Brands, Inc.                       21,109,684


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            SPECIALTY RETAIL (CONTINUED)
    313,787 Lowe's Cos., Inc.               $    21,262,207
    313,516 Murphy USA, Inc. (a)                 21,886,552
    112,074 O'Reilly Automotive, Inc. (a)        20,998,185
    351,960 Penske Automotive Group, Inc.        17,017,266
    159,338 PetSmart, Inc.                       13,018,711
    229,030 Ross Stores, Inc.                    21,004,341
    280,916 Sally Beauty Holdings, Inc. (a)       8,730,869
    164,079 Signet Jewelers Ltd.                 19,871,608
    714,849 Staples, Inc.                        12,188,175
     38,907 Tiffany & Co.                         3,370,903
    188,877 TJX (The) Cos., Inc.                 12,454,549
    219,119 Tractor Supply Co.                   17,785,889
    168,874 Ulta Salon, Cosmetics &
               Fragrance, Inc. (a)               22,281,236
    368,718 Urban Outfitters, Inc. (a)           12,853,509
    171,155 Williams-Sonoma, Inc.                13,392,879
                                            ---------------
                                                524,469,637
                                            ---------------
            TEXTILES, APPAREL & LUXURY
               GOODS -- 5.4%
    197,808 Carter's, Inc.                       16,119,374
     45,667 Deckers Outdoor Corp. (a)             3,016,305
     77,975 Fossil Group, Inc. (a)                7,625,955
    116,049 Hanesbrands, Inc.                    12,925,538
    129,887 Kate Spade & Co. (a)                  4,095,337
    134,722 NIKE, Inc., Class B                  12,428,104
     32,437 PVH Corp.                             3,576,504
     46,635 Ralph Lauren Corp.                    7,782,915
    127,182 Under Armour, Inc., Class A (a)       9,167,279
    172,939 VF Corp.                             11,996,778
                                            ---------------
                                                 88,734,089
                                            ---------------
            TOTAL COMMON STOCKS -- 100.0%     1,637,782,281
            (Cost $1,601,427,797)           ---------------

            MONEY MARKET FUNDS -- 0.4%
  6,114,673 Goldman Sachs Financial
               Square Treasury Obligations
               Fund - Institutional Class -
               0.01% (c) (d)                      6,114,673
               (Cost $6,114,673)            ---------------

PRINCIPAL
VALUE
-----------
            REPURCHASE AGREEMENTS -- 1.2%
$ 6,260,703 JPMorgan Chase & Co.,
               0.05% (c), dated 01/31/15,
               due 02/02/15, with a maturity
               value of $6,260,729.
               Collateralized by U.S.
               Treasury Notes, interest
               rates of 1.375% to 1.500%,
               due 07/31/18 to 05/31/19. The
               value of the collateral
               including accrued interest is
               $6,419,888. (d)                    6,260,703


Page 26                 See Notes to Financial Statements

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

JANUARY 31, 2015 (UNAUDITED)

PRINCIPAL
VALUE       DESCRIPTION                               VALUE
-----------------------------------------------------------
            REPURCHASE AGREEMENTS
               (CONTINUED)
$13,390,190 RBC Capital Markets LLC,
               0.05% (c), dated 01/31/15,
               due 02/02/15, with a
               maturity value of
               $13,390,246. Collateralized
               by U.S. Treasury Notes,
               interest rates of 0.250% to
               3.125%, due 05/15/16 to
               05/15/19. The value of the
               collateral including
               accrued interest is
               $13,698,788. (d)             $    13,390,190
                                            ---------------
            TOTAL REPURCHASE AGREEMENTS
               -- 1.2%                           19,650,893
            (Cost $19,650,893)              ---------------

            TOTAL INVESTMENTS -- 101.6%       1,663,547,847
            (Cost $1,627,193,363) (e)
            NET OTHER ASSETS AND
               LIABILITIES -- (1.6)%            (25,632,254)
                                            ---------------
            NET ASSETS -- 100.0%            $ 1,637,915,593
                                            ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $24,711,604 and the total value of the collateral held by the Fund is $25,765,566.

(c)   Interest rate shown reflects yield as of January 31, 2015.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $72,877,849 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $36,523,365.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2      LEVEL 3
--------------------------------------------------------------
Common Stocks*        $1,637,782,281   $        --   $      --
Money Market Funds         6,114,673            --          --
Repurchase Agreements             --    19,650,893          --
                      ----------------------------------------
Total Investments     $1,643,896,954   $19,650,893   $      --
                      ========================================

*     See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2015.


                        See Notes to Financial Statements              Page 27

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

JANUARY 31, 2015 (UNAUDITED)

OFFSETTING ASSETS AND LIABILITIES
----------------------------------

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                 $ 24,711,604
Non-cash Collateral(2)                           (24,711,604)
                                                ------------
Net Amount                                      $         --
                                                ============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At January 31, 2015, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)                 $ 19,650,893
Non-cash Collateral(4)                           (19,650,893)
                                                ------------
Net Amount                                      $         --
                                                ============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2015, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 28                 See Notes to Financial Statements

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2015 (UNAUDITED)

SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 99.3%
            BEVERAGES -- 16.8%
  1,134,961 Constellation Brands, Inc.,
               Class A (a)                  $   125,356,442
  1,243,514 Dr Pepper Snapple Group, Inc.        96,086,327
    598,064 Molson Coors Brewing Co.,
               Class B                           45,411,000
  1,028,324 Monster Beverage Corp. (a)          120,262,492
                                            ---------------
                                                387,116,261
                                            ---------------
            FOOD & STAPLES RETAILING
               -- 28.5%
  1,156,880 CVS Health Corp.                    113,559,341
  1,735,230 Kroger (The) Co.                    119,817,631
 14,816,367 Rite Aid Corp. (a)                  103,418,242
  1,721,453 Sprouts Farmers Market, Inc. (a)     62,678,104
  1,473,794 Sysco Corp.                          57,728,511
  1,462,193 Walgreens Boots Alliance, Inc.      107,836,734
  1,767,854 Whole Foods Market, Inc.             92,096,354
                                            ---------------
                                                657,134,917
                                            ---------------
            FOOD PRODUCTS -- 39.8%
  1,714,142 Archer-Daniels-Midland Co.           79,930,441
    643,440 Bunge Ltd.                           57,607,183
  1,012,899 Campbell Soup Co.                    46,330,000
  1,911,463 Hain Celestial Group (The),
               Inc. (a)                         100,867,903
    187,609 Hershey (The) Co.                    19,175,516
    855,424 Hormel Foods Corp.                   43,814,817
  1,050,625 Ingredion, Inc.                      84,722,400
    579,275 JM Smucker (The) Co.                 59,752,216
    893,872 Kellogg Co.                          58,620,126
    336,623 Keurig Green Mountain, Inc.          41,256,515
    311,175 Kraft Foods Group, Inc.              20,332,175
    262,426 McCormick & Co., Inc.                18,734,592
  3,220,285 Pilgrim's Pride Corp. (b)            87,430,738
  1,657,083 Pinnacle Foods, Inc.                 59,605,276
  2,223,381 Tyson Foods, Inc., Class A           86,800,794
  1,671,763 WhiteWave Foods (The) Co. (a)        55,118,026
                                            ---------------
                                                920,098,718
                                            ---------------
            HOUSEHOLD PRODUCTS -- 8.0%
    565,506 Church & Dwight Co., Inc.            45,760,745
    187,107 Clorox (The) Co.                     19,966,188
    168,758 Kimberly-Clark Corp.                 18,219,114
    214,054 Procter & Gamble (The) Co.           18,042,612
    931,595 Spectrum Brands Holdings, Inc.       83,545,439
                                            ---------------
                                                185,534,098
                                            ---------------
            SPECIALTY RETAIL -- 2.4%
  1,245,633 GNC Holdings, Inc., Class A          55,231,367
                                            ---------------
            TOBACCO -- 3.8%
    904,559 Altria Group, Inc.                   48,032,083
    239,389 Philip Morris International,
               Inc.                              19,208,573
    303,380 Reynolds American, Inc.              20,614,671
                                            ---------------
                                                 87,855,327
                                            ---------------
            TOTAL COMMON STOCKS -- 99.3%      2,292,970,688
            (Cost $2,138,523,259)           ---------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            RIGHTS -- 0.0%
            FOOD & STAPLES RETAILING
               -- 0.0%
      5,760 Safeway Casa Ley, SA
               CVR (a)                      $         5,846
      5,760 Safeway PDC, LLC CVR (a)                    281
                                            ---------------
            TOTAL RIGHTS -- 0.0%                      6,127
            (Cost $5,976)                   ---------------

            MONEY MARKET FUNDS -- 0.6%
 14,079,508 Goldman Sachs Financial
               Square Treasury Obligations
               Fund - Institutional Class -
               0.01% (c) (d)                     14,079,508
  1,052,323 Morgan Stanley Institutional
               Liquidity Fund - Treasury
               Portfolio - Institutional
               Class - 0.03% (c)                  1,052,323
                                            ---------------
            TOTAL MONEY MARKET FUNDS
               -- 0.6%                           15,131,831
            (Cost $15,131,831)              ---------------


PRINCIPAL
VALUE
-----------
            REPURCHASE AGREEMENTS -- 2.0%
$14,415,751 JPMorgan Chase & Co.,
               0.05% (c), dated 01/31/15,
               due 02/02/15, with a value of
               $14,415,811. Collateralized
               by U.S. Treasury Notes,
               interest rates of 1.375% to
               1.500%, due 07/31/18 to
               05/31/19. The value of the
               collateral including accrued
               interest is $14,782,288. (d)      14,415,751
30,831,946  RBC Capital Markets LLC,
               0.05% (c), dated 01/31/15,
               due 02/02/15, with a value of
               $30,832,074. Collateralized
               by U.S. Treasury Notes,
               interest rates of 0.250% to
               3.125%, due 05/15/16 to
               05/15/19. The value of the
               collateral including accrued
               interest is $31,542,516. (d)      30,831,946
                                            ---------------
            TOTAL REPURCHASE AGREEMENTS
               -- 2.0%                           45,247,697
            (Cost $45,247,697)              ---------------

            TOTAL INVESTMENTS -- 101.9%       2,353,356,343
            (Cost $2,198,908,763) (e)
            NET OTHER ASSETS AND
               LIABILITIES -- (1.9)%            (44,372,453)
                                            ---------------
            NET ASSETS -- 100.0%            $ 2,308,983,890
                                            ===============


                        See Notes to Financial Statements              Page 29

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

JANUARY 31, 2015 (UNAUDITED)


(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $54,147,960 and the total value of the collateral held by the Fund is $59,327,205.

(c)   Interest rate shown reflects yield as of January 31, 2015.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $175,489,343 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $21,041,763.

CVR   - Contingent Value Rights

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2      LEVEL 3
--------------------------------------------------------------
Common Stocks*        $2,292,970,688   $        --   $      --
Rights*                           --         6,127          --
Money Market Funds        15,131,831            --          --
Repurchase Agreements             --    45,247,697          --
                      ----------------------------------------
Total Investments     $2,308,102,519   $45,253,824   $      --
                      ========================================

*     See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2015.

-----------------------------
OFFSETTING ASSETS AND LIABILITIES

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                 $ 54,147,960
Non-cash Collateral(2)                           (54,147,960)
                                                ------------
Net Amount                                      $         --
                                                ============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At January 31, 2015, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)                 $ 45,247,697
Non-cash Collateral(4)                           (45,247,697)
                                                ------------
Net Amount                                      $         --
                                                ============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2015, the value of collateral received from each seller exceeded the value of the repurchase agreements.


Page 30                 See Notes to Financial Statements

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2015 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            ENERGY EQUIPMENT & SERVICES
               -- 30.4%
    236,981 Atwood Oceanics, Inc.           $     6,772,917
     71,941 Baker Hughes, Inc.                    4,171,859
     53,837 Cameron International Corp. (a)       2,410,821
    146,515 Diamond Offshore Drilling,
               Inc. (b)                           4,619,618
     15,171 Dresser-Rand Group, Inc. (a)          1,214,894
     26,501 FMC Technologies, Inc. (a)              993,257
    323,417 Frank's International N.V.            5,294,336
     99,715 Helmerich & Payne, Inc.               5,939,025
    414,362 Nabors Industries Ltd.                4,769,307
    102,596 National Oilwell Varco, Inc.          5,584,300
     82,490 Oil States International,
               Inc. (a)                           3,387,864
    243,152 Patterson-UTI Energy, Inc.            4,172,488
    172,975 Rowan Cos. PLC, Class A               3,653,232
    563,075 Seadrill Ltd. (b)                     6,047,426
    497,090 Seventy Seven Energy, Inc. (a)        1,963,505
    133,463 Superior Energy Services, Inc.        2,669,260
    197,159 Unit Corp. (a)                        5,871,395
                                            ---------------
                                                 69,535,504
                                            ---------------
            OIL, GAS & CONSUMABLE FUELS
               -- 66.9%
     15,048 Anadarko Petroleum Corp.              1,230,174
     42,907 Apache Corp.                          2,684,691
    206,123 Chesapeake Energy Corp.               3,953,439
     59,934 Chevron Corp.                         6,145,033
     50,745 Cimarex Energy Co.                    5,236,884
     97,350 ConocoPhillips                        6,131,103
     79,536 CONSOL Energy, Inc.                   2,302,567
     32,064 CVR Energy, Inc.                      1,228,692
    661,560 Denbury Resources, Inc.               4,564,764
     87,872 Devon Energy Corp.                    5,296,045
     13,482 EOG Resources, Inc.                   1,200,302
    386,382 EP Energy Corp., Class A (a) (b)      3,999,054
     16,400 EQT Corp.                             1,220,816
     58,177 Exxon Mobil Corp.                     5,085,833
     96,642 Gulfport Energy Corp. (a)             3,719,751
     91,077 Hess Corp.                            6,146,787
    143,506 HollyFrontier Corp.                   5,154,736
     63,565 Kinder Morgan, Inc.                   2,609,343
    519,657 Laredo Petroleum, Inc. (a) (b)        5,097,835
    190,117 Marathon Oil Corp.                    5,057,112
     44,690 Marathon Petroleum Corp.              4,137,847
    149,150 Memorial Resource
               Development Corp. (a)              2,856,223
    133,077 Murphy Oil Corp.                      5,976,488
    148,746 Newfield Exploration Co. (a)          4,429,656
     85,045 Noble Energy, Inc.                    4,060,048
     75,045 Oasis Petroleum, Inc. (a)             1,008,605
     83,401 Occidental Petroleum Corp.            6,672,080
     24,930 ONEOK, Inc.                           1,097,668
    201,898 PBF Energy, Inc., Class A             5,673,334
     56,263 Phillips 66                           3,956,414
    133,001 QEP Resources, Inc.                   2,689,280
     59,184 Rice Energy, Inc. (a)                 1,010,863
  1,477,599 SandRidge Energy, Inc. (a) (b)        2,083,415


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            OIL, GAS & CONSUMABLE FUELS
               (CONTINUED)
     34,189 Spectra Energy Corp.            $     1,143,280
     11,703 Targa Resources Corp.                 1,016,171
     90,426 Tesoro Corp.                          7,390,517
    204,346 Ultra Petroleum Corp. (a) (b)         2,605,412
    135,819 Valero Energy Corp.                   7,182,109
    162,987 Whiting Petroleum Corp. (a)           4,892,870
     57,301 World Fuel Services Corp.             2,806,030
    231,235 WPX Energy, Inc. (a)                  2,464,965
                                            ---------------
                                                153,218,236
                                            ---------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 2.2%
     90,455 First Solar, Inc. (a)                 3,828,056
     48,054 SunPower Corp. (a) (b)                1,159,062
                                            ---------------
                                                  4,987,118
                                            ---------------
            TRADING COMPANIES &
               DISTRIBUTORS -- 0.5%
     48,243 NOW, Inc. (a) (b)                     1,203,663
                                            ---------------
            TOTAL COMMON STOCKS
               -- 100.0%                        228,944,521
            (Cost $303,924,055)             ---------------


            MONEY MARKET FUNDS -- 1.9%
  4,199,877 Goldman Sachs Financial
               Square Treasury Obligations
               Fund - Institutional Class -
               0.01% (c) (d)                      4,199,877
    219,206 Morgan Stanley Institutional
               Liquidity Fund - Treasury
               Portfolio - Institutional
               Class - 0.03% (c)                    219,206
                                            ---------------
            TOTAL MONEY MARKET FUNDS
               -- 1.9%                            4,419,083
            (Cost $4,419,083)               ---------------


PRINCIPAL
VALUE
-----------
            REPURCHASE AGREEMENTS -- 5.9%
$ 4,300,178 JPMorgan Chase & Co.,
               0.05% (c), dated 01/31/15,
               due 02/02/15, with a maturity
               value of $4,300,195.
               Collateralized by U.S.
               Treasury Notes, interest
               rates of 1.375% to 1.500%,
               due 07/31/18 to 05/31/19. The
               value of the collateral
               including accrued interest is
               $4,409,514. (d)                    4,300,178


                        See Notes to Financial Statements              Page 31

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

JANUARY 31, 2015 (UNAUDITED)

PRINCIPAL
VALUE       DESCRIPTION                               VALUE
-----------------------------------------------------------
            REPURCHASE AGREEMENTS
               (CONTINUED)
$ 9,197,081 RBC Capital Markets LLC,
               0.05% (c), dated 01/31/15,
               due 02/02/15, with a maturity
               value of $9,197,120.
               Collateralized by U.S.
               Treasury Notes, interest
               rates of 0.250% to 3.125%,
               due 05/15/16 to 05/15/19.
               The value of the collateral
               including accrued interest
               is $9,409,042. (d)           $     9,197,081
                                            ---------------
            TOTAL REPURCHASE AGREEMENTS
               -- 5.9%                           13,497,259
            (Cost $13,497,259)              ---------------

            TOTAL INVESTMENTS -- 107.8%         246,860,863
            (Cost $321,840,397) (e)
            NET OTHER ASSETS AND
               LIABILITIES -- (7.8)%            (17,777,259)
                                            ---------------
            NET ASSETS -- 100.0%            $   229,083,604
                                            ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $18,005,670 and the total value of the collateral held by the Fund is $17,697,136.

(c)   Interest rate shown reflects yield as of January 31, 2015.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,560,362 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $78,539,896.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2      LEVEL 3
--------------------------------------------------------------
Common Stocks*        $  228,944,521   $        --   $      --
Money Market Funds         4,419,083            --          --
Repurchase Agreements             --    13,497,259          --
                      ----------------------------------------
Total Investments     $  233,363,604   $13,497,259   $      --
                      ========================================

*     See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2015.


Page 32                 See Notes to Financial Statements

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

JANUARY 31, 2015 (UNAUDITED)

-----------------------------

OFFSETTING ASSETS AND LIABILITIES

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                 $ 18,005,670
Non-cash Collateral(2)                           (17,697,136)
                                                ------------
Net Amount                                      $    308,534
                                                ============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On January 30, 2015, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day, however, market movement from January 29 to January 30 reduced the collateral value below the value of the related securities loaned. See Note 2E - Securities Lending in the Notes to Financial Statements.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)                 $ 13,497,259
Non-cash Collateral(4)                           (13,497,259)
                                                ------------
Net Amount                                      $         --
                                                ============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2015, the value of collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements              Page 33

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2015 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            BANKS -- 13.7%
    218,202 Associated Banc-Corp.           $     3,667,976
     75,743 Bank of America Corp.                 1,147,506
     22,847 Bank of Hawaii Corp.                  1,289,942
     93,547 BankUnited, Inc.                      2,587,510
    104,530 BB&T Corp.                            3,688,864
    141,649 CIT Group, Inc.                       6,207,059
     75,127 Citigroup, Inc.                       3,527,213
     54,506 Citizens Financial Group, Inc.        1,302,693
     16,768 City National Corp.                   1,453,618
     86,787 Comerica, Inc.                        3,601,660
     31,159 Commerce Bancshares, Inc.             1,246,360
     19,182 Cullen/Frost Bankers, Inc.            1,195,039
     70,010 East West Bancorp, Inc.               2,532,962
    266,019 Fifth Third Bancorp                   4,602,129
    199,563 First Horizon National Corp.          2,592,323
     25,997 First Republic Bank                   1,323,767
    328,893 Fulton Financial Corp.                3,667,157
    386,417 Huntington Bancshares, Inc.           3,871,898
     86,611 JPMorgan Chase & Co.                  4,709,906
    194,969 KeyCorp                               2,532,647
     21,574 M&T Bank Corp.                        2,441,314
     59,412 PNC Financial Services Group
               (The), Inc.                        5,022,690
    384,951 Regions Financial Corp.               3,349,074
     21,515 Signature Bank (a)                    2,520,052
     97,019 SunTrust Banks, Inc.                  3,727,470
     11,675 SVB Financial Group (a)               1,318,108
     50,020 Synovus Financial Corp.               1,289,015
    341,104 TCF Financial Corp.                   5,014,229
     60,289 U.S. Bancorp                          2,526,712
     49,436 Wells Fargo & Co.                     2,566,717
     95,055 Zions Bancorporation                  2,277,518
                                            ---------------
                                                 88,801,128
                                            ---------------
            CAPITAL MARKETS -- 8.2%
      6,385 Affiliated Managers Group,
               Inc. (a)                           1,312,245
     40,982 Ameriprise Financial, Inc.            5,120,291
    100,200 Bank of New York Mellon
               (The) Corp.                        3,607,200
      7,579 BlackRock, Inc.                       2,580,725
     89,768 Charles Schwab (The) Corp.            2,332,173
     55,866 E*TRADE Financial Corp. (a)           1,287,711
     33,106 Eaton Vance Corp.                     1,332,517
     41,148 Federated Investors, Inc.,
               Class B                            1,300,688
     97,890 Franklin Resources, Inc.              5,044,272
     27,964 Goldman Sachs Group (The),
               Inc.                               4,821,273
     68,574 Invesco Ltd.                          2,518,723
     27,086 Lazard Ltd., Class A (b)              1,240,539
     50,780 Legg Mason, Inc.                      2,815,243
     30,417 LPL Financial Holdings, Inc.          1,251,660
     69,847 Morgan Stanley                        2,361,527
     23,654 Raymond James Financial, Inc.         1,244,673
    135,370 SEI Investments Co.                   5,437,813
     34,524 State Street Corp.                    2,468,811


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            CAPITAL MARKETS (CONTINUED)
     15,782 T. Rowe Price Group, Inc.       $     1,242,359
    113,615 TD Ameritrade Holding Corp.           3,679,990
                                            ---------------
                                                 53,000,433
                                            ---------------
            CONSUMER FINANCE -- 3.9%
    286,840 Ally Financial, Inc. (a)              5,366,776
     14,564 American Express Co.                  1,175,169
     65,658 Capital One Financial Corp.           4,806,822
     41,382 Discover Financial Services           2,250,353
    188,113 Navient Corp.                         3,713,351
    276,397 Santander Consumer USA
            Holdings, Inc.                        4,933,687
     91,097 Synchrony Financial (a)               2,811,254
                                            ---------------
                                                 25,057,412
                                            ---------------
            DIVERSIFIED FINANCIAL SERVICES
               -- 5.3%
     36,098 Berkshire Hathaway, Inc.,
               Class B (a)                        5,194,863
     85,464 CBOE Holdings, Inc.                   5,509,864
     15,286 CME Group, Inc.                       1,303,896
     18,537 Intercontinental Exchange, Inc.       3,813,617
     60,438 Leucadia National Corp.               1,370,129
     15,229 McGraw Hill Financial, Inc.           1,362,082
     28,285 Moody's Corp.                         2,583,269
     28,563 MSCI, Inc.                            1,537,261
    113,014 NASDAQ OMX Group (The),
               Inc.                               5,153,438
    159,866 Voya Financial, Inc.                  6,236,373
                                            ---------------
                                                 34,064,792
                                            ---------------
            INSURANCE -- 32.8%
     47,181 ACE Ltd.                              5,093,661
     88,722 Aflac, Inc.                           5,064,252
     14,618 Alleghany Corp. (a)                   6,462,472
    178,670 Allied World Assurance Co.
               Holdings AG                        6,909,169
     77,154 Allstate (The) Corp.                  5,384,578
     89,266 American Financial Group, Inc.        5,180,999
    120,963 American International Group,
               Inc.                               5,911,462
     14,288 Aon PLC                               1,286,634
    114,639 Arch Capital Group Ltd. (a)           6,645,623
     57,563 Arthur J. Gallagher & Co.             2,557,524
    154,790 Aspen Insurance Holdings Ltd.         6,705,503
     99,009 Assurant, Inc.                        6,288,061
    260,684 Assured Guaranty Ltd.                 6,365,903
    132,612 Axis Capital Holdings Ltd.            6,749,951
    123,522 Brown & Brown, Inc.                   3,810,654
     52,384 Chubb (The) Corp.                     5,128,393
     52,287 Cincinnati Financial Corp.            2,641,016
    113,220 Endurance Specialty Holdings
               Ltd.                               6,920,006
     39,782 Everest Re Group, Ltd.                6,817,839
     75,996 Hanover Insurance Group
               (The), Inc.                        5,243,724
     97,507 Hartford Financial Services
               Group (The), Inc.                  3,793,022
    126,593 HCC Insurance Holdings, Inc.          6,752,471


Page 34                 See Notes to Financial Statements

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

JANUARY 31, 2015 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            INSURANCE (CONTINUED)
     93,987 Lincoln National Corp.          $     4,697,470
     71,019 Marsh & McLennan Cos., Inc.           3,818,692
    710,184 MBIA, Inc. (a)                        5,695,676
    100,206 MetLife, Inc.                         4,659,579
    463,101 Old Republic International Corp.      6,501,938
     59,364 PartnerRe Ltd.                        6,791,242
     52,179 Principal Financial Group, Inc.       2,448,760
    150,059 ProAssurance Corp.                    6,658,118
    200,821 Progressive (The) Corp. (a)           5,211,305
     29,957 Prudential Financial, Inc.            2,273,137
     61,860 Reinsurance Group of America,
               Inc.                               5,122,627
     69,688 RenaissanceRe Holdings Ltd.           6,664,263
     77,584 StanCorp Financial Group, Inc.        4,813,311
     75,043 Torchmark Corp.                       3,757,403
     64,007 Travelers (The) Cos., Inc.            6,581,200
    155,394 Unum Group                            4,826,538
    163,022 Validus Holdings Ltd.                 6,463,822
    132,173 W. R. Berkley Corp.                   6,475,155
     39,424 XL Group PLC                          1,359,734
                                            ---------------
                                                212,532,887
                                            ---------------
            INTERNET SOFTWARE & SERVICES
               -- 0.2%
     12,797 Zillow, Inc., Class A (a) (c)         1,240,285
                                            ---------------
            IT SERVICES -- 7.4%
     14,209 Alliance Data Systems Corp. (a)       4,103,985
     88,028 Broadridge Financial Solutions,
               Inc.                               4,224,464
     65,353 Fidelity National Information
               Services, Inc.                     4,079,988
     57,277 Fiserv, Inc. (a)                      4,154,301
     27,336 FleetCor Technologies, Inc. (a)       3,840,708
     83,925 Global Payments, Inc.                 7,327,492
     21,805 Jack Henry & Associates, Inc.         1,338,173
     47,181 MasterCard, Inc., Class A             3,870,257
    119,702 Total System Services, Inc.           4,233,860
     79,897 Vantiv, Inc., Class A (a)             2,747,658
     20,673 Visa, Inc., Class A                   5,269,754
    151,316 Western Union (The) Co.               2,572,372
                                            ---------------
                                                 47,763,012
                                            ---------------
            MEDIA -- 0.2%
     33,590 Thomson Reuters Corp.                 1,289,856
                                            ---------------
            PROFESSIONAL SERVICES -- 0.8%
     22,403 Dun & Bradstreet (The) Corp.          2,578,809
     33,510 Equifax, Inc.                         2,830,255
                                            ---------------
                                                  5,409,064
                                            ---------------
            REAL ESTATE INVESTMENT TRUSTS
               -- 21.6%
     41,126 American Tower Corp.                  3,987,166
    376,051 Annaly Capital Management,
               Inc.                               3,971,099
    145,898 Apartment Investment &
               Management Co., Class A            5,815,494
     31,589 Boston Properties, Inc.               4,384,553


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS
               (CONTINUED)
  2,130,555 Chimera Investment Corp.        $     6,689,943
    111,864 Corrections Corp. of America          4,398,493
     17,217 Crown Castle International Corp.      1,489,443
    158,361 Equity Commonwealth (a)               4,172,812
    131,429 Equity LifeStyle Properties,
               Inc.                               7,193,109
    115,537 Extra Space Storage, Inc.             7,625,442
     30,457 Federal Realty Investment Trust       4,378,803
     30,775 HCP, Inc.                             1,455,350
     89,535 Health Care REIT, Inc.                7,337,393
    251,492 Healthcare Trust of America,
               Inc., Class A                      7,408,954
    847,954 MFA Financial, Inc.                   6,647,959
    138,730 OMEGA Healthcare Investors,
               Inc.                               6,084,698
     92,225 Post Properties, Inc.                 5,602,669
     14,662 Public Storage                        2,944,716
    145,494 Rayonier, Inc.                        4,270,249
     61,287 Senior Housing Properties Trust       1,427,374
     14,880 Simon Property Group, Inc.            2,956,061
    174,920 Starwood Property Trust, Inc.         4,185,836
     73,324 Tanger Factory Outlet Centers,
               Inc.                               2,885,299
     53,195 Taubman Centers, Inc.                 4,359,330
    676,165 Two Harbors Investment Corp.          6,978,023
     75,594 Ventas, Inc.                          6,033,157
     25,419 Vornado Realty Trust                  2,807,274
     38,803 Weingarten Realty Investors           1,454,336
    113,264 Weyerhaeuser Co.                      4,060,514
     19,331 WP Carey, Inc.                        1,388,159
    314,758 WP GLIMCHER, Inc.                     5,564,922
                                            ---------------
                                                139,958,630
                                            ---------------
            REAL ESTATE MANAGEMENT &
               DEVELOPMENT -- 4.1%
    197,815 CBRE Group, Inc., Class A (a)         6,397,337
    318,085 Forest City Enterprises, Inc.,
               Class A (a)                        7,793,083
     45,188 Jones Lang LaSalle, Inc.              6,646,251
    121,826 Realogy Holdings Corp. (a)            5,664,909
                                            ---------------
                                                 26,501,580
                                            ---------------
            SOFTWARE -- 0.8%
     38,510 FactSet Research Systems, Inc.        5,529,651
                                            ---------------
            THRIFTS & MORTGAGE FINANCE
               -- 1.0%
     48,067 Nationstar Mortgage Holdings,
               Inc. (a) (c)                       1,235,803
    169,379 New York Community Bancorp,
               Inc.                               2,616,905
    178,529 People's United Financial, Inc.       2,511,903
                                            ---------------
                                                  6,364,611
                                            ---------------
            TOTAL COMMON STOCKS -- 100.0%       647,513,341
            (Cost $674,019,577)             ---------------


                        See Notes to Financial Statements              Page 35

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                            VALUE
-----------------------------------------------------------
            MONEY MARKET FUNDS -- 0.2%
    455,158 Goldman Sachs Financial
               Square Treasury Obligations
               Fund - Institutional Class -
               0.01% (d) (e)                $       455,158
    921,216 Morgan Stanley Institutional
               Liquidity Fund - Treasury
               Portfolio - Institutional
               Class - 0.03% (d)                    921,216
                                            ---------------
            TOTAL MONEY MARKET FUNDS
               -- 0.2%                            1,376,374
            (Cost $1,376,374)               ---------------

 PRINCIPAL
   VALUE
-----------
            REPURCHASE AGREEMENTS -- 0.2%
$   466,027 JPMorgan Chase & Co.,
               0.05% (d), dated 01/31/15,
               due 02/02/15, with a maturity
               value of $466,030.
               Collateralized by U.S.
               Treasury Notes, interest
               rates of 1.375% to 1.500%,
               due 07/31/18 to 05/31/19. The
               value of the collateral
               including accrued interest is
               $477,877. (e)                        466,027
996,725     RBC Capital Markets LLC,
               0.05% (d), dated 01/31/15,
               due 02/02/15, with a maturity
               value of $996,729.
               Collateralized by U.S.
               Treasury Notes, interest
               rates of 0.250% to 3.125%,
               due 05/15/16 to 05/15/19. The
               value of the collateral
               including accrued interest is
               $1,019,696. (e)                      996,725
                                            ---------------
            TOTAL REPURCHASE AGREEMENTS
               -- 0.2%                            1,462,752
            (Cost $1,462,752)               ---------------

            TOTAL INVESTMENTS -- 100.4%         650,352,467
            (Cost $676,858,703) (f)
            NET OTHER ASSETS AND
               LIABILITIES -- (0.4)%             (2,826,417)
                                            ---------------
            NET ASSETS -- 100.0%            $   647,526,050
                                            ===============


(a)   Non-income producing security.

(b)   Master Limited Partnership ("MLP").

(c) All or a portion of this security is on loan. (See Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $1,865,684 and the total value of the collateral held by the Fund is $1,917,910.

(d)   Interest rate shown reflects yield as of January 31, 2015.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $9,301,442 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $35,807,678.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2      LEVEL 3
--------------------------------------------------------------
Common Stocks*        $  647,513,341   $        --   $      --
Money Market Funds         1,376,374            --          --
Repurchase Agreements             --     1,462,752          --
                      ----------------------------------------
Total Investments     $  648,889,715   $ 1,462,752   $      --
                      ========================================

*     See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2015.


Page 36                 See Notes to Financial Statements

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

JANUARY 31, 2015 (UNAUDITED)

-----------------------------

OFFSETTING ASSETS AND LIABILITIES

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                 $  1,865,684
Non-cash Collateral(2)                            (1,865,684)
                                                ------------
Net Amount                                      $         --
                                                ============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At January 31, 2015, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)                 $  1,462,752
Non-cash Collateral(4)                            (1,462,752)
                                                ------------
Net Amount                                      $         --
                                                ============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2015, the value of collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements              Page 37

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2015 (UNAUDITED)

SHARES      DESCRIPTION                              VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 99.9%
            BIOTECHNOLOGY -- 21.1%
    267,644 Alexion Pharmaceuticals,
               Inc. (a)                     $    49,043,087
    634,264 Alkermes PLC (a)                     45,825,574
    255,279 Alnylam Pharmaceuticals,
               Inc. (a)                          23,952,829
    310,899 Amgen, Inc.                          47,337,482
     36,469 Biogen Idec, Inc. (a)                14,192,276
    684,784 BioMarin Pharmaceutical,
               Inc. (a)                          66,533,613
    442,732 Celgene Corp. (a)                    52,755,945
    262,697 Gilead Sciences, Inc. (a)            27,538,526
    846,735 Incyte Corp. (a)                     67,493,247
    372,888 Medivation, Inc. (a)                 40,577,672
    726,995 Myriad Genetics, Inc. (a) (b)        27,204,153
    202,541 Pharmacyclics, Inc. (a)              34,178,794
    150,902 Regeneron Pharmaceuticals,
               Inc. (a)                          62,874,827
    191,224 United Therapeutics Corp. (a)        26,987,443
                                            ---------------
                                                586,495,468
                                            ---------------
            HEALTH CARE EQUIPMENT &
               SUPPLIES -- 14.5%
    355,877 Becton, Dickinson and Co.            49,139,496
    934,398 Boston Scientific Corp. (a)          13,838,434
    222,917 C. R. Bard, Inc.                     38,125,494
    152,772 Cooper (The) Cos., Inc.              24,084,506
    232,424 DENTSPLY International, Inc.         11,627,011
    485,975 Edwards Lifesciences Corp. (a)       60,916,966
    271,399 Hill-Rom Holdings, Inc.              12,962,016
    463,008 Hologic, Inc. (a)                    14,059,238
    334,014 IDEXX Laboratories, Inc. (a)         52,914,498
     46,820 Intuitive Surgical, Inc. (a)         23,151,554
    220,854 ResMed, Inc. (b)                     13,796,749
    283,416 Sirona Dental Systems, Inc. (a)      25,569,792
    190,385 St. Jude Medical, Inc.               12,540,660
    393,757 Stryker Corp.                        35,851,575
    109,151 Zimmer Holdings, Inc.                12,235,827
                                            ---------------
                                                400,813,816
                                            ---------------
            HEALTH CARE PROVIDERS &
               SERVICES -- 39.5%
    696,881 Aetna, Inc.                          63,987,613
    686,607 AmerisourceBergen Corp.              65,261,995
    295,553 Anthem, Inc.                         39,887,833
  1,688,139 Brookdale Senior Living, Inc.
               (a)                               56,974,691
    460,087 Cardinal Health, Inc.                38,274,638
  1,196,212 Catamaran Corp. (a)                  59,702,941
    596,094 Centene Corp. (a)                    65,069,621
    481,227 Cigna Corp.                          51,409,480
    688,841 Community Health Systems,
               Inc. (a)                          32,423,746
    490,391 DaVita HealthCare Partners,
               Inc. (a)                          36,808,749
    584,906 Express Scripts Holding Co. (a)      47,207,763
    843,497 HCA Holdings, Inc. (a)               59,719,588
    454,679 Henry Schein, Inc. (a)               62,777,530
     86,198 Humana, Inc.                         12,622,835


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            HEALTH CARE PROVIDERS & SERVICES
               (CONTINUED)
    229,482 Laboratory Corp. of America
               Holdings (a)                 $    26,339,944
    688,683 LifePoint Hospitals, Inc. (a)        44,929,679
    298,216 McKesson Corp.                       63,415,632
    749,110 MEDNAX, Inc. (a)                     50,857,078
  1,286,999 Patterson Cos., Inc.                 64,465,780
    553,865 Quest Diagnostics, Inc.              39,363,186
    977,375 Tenet Healthcare Corp. (a)           41,323,415
    244,941 UnitedHealth Group, Inc.             26,024,981
    445,110 Universal Health Services, Inc.,
               Class B                           45,637,128
                                            ---------------
                                              1,094,485,846
                                            ---------------
            HEALTH CARE TECHNOLOGY -- 2.2%
    169,957 athenahealth, Inc. (a) (b)           23,744,692
    574,428 Cerner Corp. (a)                     38,113,298
                                            ---------------
                                                 61,857,990
                                            ---------------
            LIFE SCIENCES TOOLS & SERVICES
               -- 8.3%
    302,418 Agilent Technologies, Inc.           11,422,328
    102,688 Bio-Rad Laboratories, Inc.,
               Class A (a)                       11,754,695
    583,632 Charles River Laboratories
               International, Inc. (a)           40,474,879
    476,913 Covance, Inc. (a)                    50,652,930
    201,225 Illumina, Inc. (a)                   39,277,108
    283,112 PerkinElmer, Inc.                    12,941,050
    527,734 QIAGEN N.V. (a)                      12,100,941
    630,918 Quintiles Transnational
               Holdings, Inc. (a)                38,170,539
     98,816 Thermo Fisher Scientific, Inc.       12,372,751
                                            ---------------
                                                229,167,221
                                            ---------------
            PHARMACEUTICALS -- 14.3%
    378,394 AbbVie, Inc.                         22,836,078
    192,386 Actavis PLC (a)                      51,278,564
    291,183 Allergan, Inc.                       63,844,785
    209,730 Bristol-Myers Squibb Co.             12,640,427
    151,237 Jazz Pharmaceuticals PLC (a)         25,610,474
    236,789 Johnson & Johnson                    23,712,050
    500,086 Mallinckrodt PLC (a)                 53,004,115
    878,547 Mylan, Inc. (a)                      46,694,773
    148,122 Perrigo Co. PLC                      22,476,032
  1,192,376 Pfizer, Inc.                         37,261,750
    863,182 Zoetis, Inc.                         36,883,767
                                            ---------------
                                                396,242,815
                                            ---------------
            TOTAL COMMON STOCKS -- 99.9%      2,769,063,156
            (Cost $2,469,016,521)           ---------------

            MONEY MARKET FUNDS -- 0.5%
 9,421,129  Goldman Sachs Financial
               Square Treasury Obligations
               Fund - Institutional Class -
               0.01% (c) (d)                      9,421,129


Page 38                 See Notes to Financial Statements

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

JANUARY 31, 2015 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            MONEY MARKET FUNDS
               (CONTINUED)
  5,008,457 Morgan Stanley Institutional
               Liquidity Fund - Treasury
               Portfolio - Institutional
               Class - 0.03% (c)            $     5,008,457
                                            ---------------
            TOTAL MONEY MARKET FUNDS
               -- 0.5%                           14,429,586
            (Cost $14,429,586)              ---------------

 PRINCIPAL
   VALUE
-----------
            REPURCHASE AGREEMENTS -- 1.1%
$ 9,646,122 JPMorgan Chase & Co.,
               0.05% (c), dated 01/31/15,
               due 02/02/15, with a maturity
               value of $9,646,162.
               Collateralized by U.S.
               Treasury Notes, interest
               rates of 1.375% to 1.500%,
               due 07/31/18 to 05/31/19. The
               value of the collateral
               including accrued interest is
               $9,891,386. (d)                    9,646,122
 20,630,816 RBC Capital Markets LLC,
               0.05% (c), dated 01/31/15,
               due 02/02/15, with a maturity
               value of $20,630,902.
               Collateralized by U.S.
               Treasury Notes, interest
               rates of 0.250% to 3.125%,
               due 05/15/16 to 05/15/19. The
               value of the collateral
               including accrued interest is
               $21,106,286. (d)                  20,630,816
                                            ---------------
            TOTAL REPURCHASE AGREEMENTS
               -- 1.1%                           30,276,938
            (Cost $30,276,938)              ---------------

            TOTAL INVESTMENTS -- 101.5%       2,813,769,680
            (Cost $2,513,723,045) (e)
            NET OTHER ASSETS AND
               LIABILITIES -- (1.5)%            (41,622,487)
                                            ---------------
            NET ASSETS -- 100.0%            $ 2,772,147,193
                                            ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $38,047,280 and the total value of the collateral held by the Fund is $39,698,067.

(c)   Interest rate shown reflects yield as of January 31, 2015.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $314,102,405 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $14,055,770.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2      LEVEL 3
--------------------------------------------------------------
Common Stocks*       $2,769,063,156   $         --   $      --
Money Market Funds       14,429,586             --          --
Repurchase Agreements            --     30,276,938          --
                     -----------------------------------------
Total Investments    $2,783,492,742   $ 30,276,938   $      --
                     =========================================

*     See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2015.


                        See Notes to Financial Statements              Page 39

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

JANUARY 31, 2015 (UNAUDITED)

-----------------------------

OFFSETTING ASSETS AND LIABILITIES

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the Statements
of Assets and Liabilities(1)                    $ 38,047,280
Non-cash Collateral(2)                           (38,047,280)
                                                ------------
Net Amount                                      $         --
                                                ============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At January 31, 2015, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)                 $ 30,276,938
Non-cash Collateral(4)                           (30,276,938)
                                                ------------
Net Amount                                      $         --
                                                ============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2015, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 40                 See Notes to Financial Statements

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2015 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 14.5%
    316,389 Exelis, Inc.                    $     5,413,416
      9,583 General Dynamics Corp.                1,276,551
     13,223 Honeywell International, Inc.         1,292,680
     49,357 Huntington Ingalls Industries,
               Inc.                               5,755,026
     21,961 L-3 Communications Holdings,
               Inc.                               2,703,838
     14,437 Lockheed Martin Corp.                 2,719,498
     28,189 Northrop Grumman Corp.                4,424,264
     59,621 Orbital ATK, Inc.                     7,769,213
     25,663 Raytheon Co.                          2,567,583
     32,862 Rockwell Collins, Inc.                2,813,644
    161,049 Spirit AeroSystems Holdings,
               Inc., Class A (a)                  7,253,647
     31,363 Textron, Inc.                         1,334,809
     21,189 TransDigm Group, Inc.                 4,354,975
    103,142 Triumph Group, Inc.                   5,885,283
     24,078 United Technologies Corp.             2,763,673
                                            ---------------
                                                 58,328,100
                                            ---------------
            AIR FREIGHT & LOGISTICS -- 3.3%
     92,538 C.H. Robinson Worldwide, Inc.         6,590,556
     29,563 Expeditors International of
               Washington, Inc.                   1,291,312
     23,965 FedEx Corp.                           4,052,721
     11,901 United Parcel Service, Inc.,
               Class B                            1,176,295
                                            ---------------
                                                 13,110,884
                                            ---------------
            AIRLINES -- 12.0%
    115,995 Alaska Air Group, Inc.                7,872,581
    129,281 American Airlines Group, Inc.         6,345,111
     66,923 Copa Holdings SA, Class A             7,194,892
    140,938 Delta Air Lines, Inc.                 6,667,777
    163,785 Southwest Airlines Co.                7,399,806
     73,365 Spirit Airlines, Inc. (a)             5,439,281
    103,633 United Continental Holdings,
               Inc. (a)                           7,189,021
                                            ---------------
                                                 48,108,469
                                            ---------------
            BUILDING PRODUCTS -- 1.4%
     73,758 A.O. Smith Corp.                      4,381,963
     23,790 Allegion PLC                          1,284,898
                                            ---------------
                                                  5,666,861
                                            ---------------
            COMMERCIAL SERVICES &
               SUPPLIES -- 6.0%
    153,047 ADT (The) Corp. (b)                   5,264,817
     53,011 Cintas Corp.                          4,171,966
     60,018 Covanta Holding Corp.                 1,226,768
     78,551 R.R. Donnelley & Sons Co.             1,293,735
    137,805 Republic Services, Inc.               5,468,102
     21,148 Stericycle, Inc. (a)                  2,776,521
     63,068 Waste Connections, Inc.               2,725,799
     25,712 Waste Management, Inc.                1,322,368
                                            ---------------
                                                 24,250,076
                                            ---------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            CONSTRUCTION & ENGINEERING
               -- 4.9%
    182,634 AECOM (a)                       $     4,642,556
     91,439 Fluor Corp.                           4,900,216
     93,089 Jacobs Engineering Group,
               Inc. (a)                           3,546,691
    244,201 Quanta Services, Inc. (a)             6,466,443
                                            ---------------
                                                 19,555,906
                                            ---------------
            CONTAINERS & PACKAGING -- 0.7%
     53,487 Avery Dennison Corp.                  2,795,765
                                            ---------------
            ELECTRICAL EQUIPMENT -- 3.8%
    228,810 Babcock & Wilcox (The) Co.            6,230,496
     61,189 Eaton Corp. PLC                       3,860,414
     21,368 Emerson Electric Co.                  1,216,694
     25,989 Hubbell, Inc., Class B                2,755,874
     17,544 Regal-Beloit Corp.                    1,207,904
                                            ---------------
                                                 15,271,382
                                            ---------------
            ELECTRONIC EQUIPMENT,
               INSTRUMENTS & COMPONENTS
               -- 0.7%
     35,856 Zebra Technologies Corp.,
               Class A (a)                        2,992,542
                                            ---------------
            ENERGY EQUIPMENT & SERVICES
               -- 1.6%
    213,894 Tidewater, Inc.                       6,258,538
                                            ---------------
            INDUSTRIAL CONGLOMERATES
               -- 2.0%
     16,912 3M Co.                                2,744,817
     14,659 Carlisle Cos., Inc.                   1,314,619
     15,410 Danaher Corp.                         1,269,476
    109,747 General Electric Co.                  2,621,856
                                            ---------------
                                                  7,950,768
                                            ---------------
            INTERNET SOFTWARE & SERVICES
               -- 0.7%
     15,092 CoStar Group, Inc. (a)                2,784,625
                                            ---------------
            IT SERVICES -- 4.5%
     31,040 Accenture PLC, Class A                2,608,291
    209,081 Booz Allen Hamilton Holding
               Corp.                              6,086,348
    146,460 Genpact Ltd. (a)                      2,939,452
    500,198 Xerox Corp.                           6,587,608
                                            ---------------
                                                 18,221,699
                                            ---------------
            LIFE SCIENCES TOOLS & SERVICES
               -- 1.4%
     13,754 Mettler-Toledo International,
               Inc. (a)                           4,180,528
     11,687 Waters Corp. (a)                      1,391,338
                                            ---------------
                                                  5,571,866
                                            ---------------
            MACHINERY -- 22.1%
    153,353 AGCO Corp.                            6,646,319
    122,729 Allison Transmission Holdings,
               Inc.                               3,843,872
     45,477 Caterpillar, Inc.                     3,636,796
     22,474 Crane Co.                             1,369,790
      9,196 Cummins, Inc.                         1,282,474
     47,016 Deere & Co.                           4,005,293


                        See Notes to Financial Statements              Page 41

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

JANUARY 31, 2015 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            MACHINERY (CONTINUED)
     77,357 Dover Corp.                     $     5,418,084
     13,910 Illinois Tool Works, Inc.             1,294,882
    119,213 Joy Global, Inc.                      4,999,793
    154,963 Kennametal, Inc.                      4,868,937
     19,114 Lincoln Electric Holdings, Inc.       1,298,032
     55,962 Middleby (The) Corp. (a)              5,317,509
    113,987 Oshkosh Corp.                         4,884,343
     81,538 PACCAR, Inc.                          4,901,249
     41,113 Pall Corp.                            3,978,094
     21,529 Parker Hannifin Corp.                 2,507,267
     30,388 Snap-on, Inc.                         4,032,792
     80,710 SPX Corp.                             6,744,935
     28,858 Stanley Black & Decker, Inc.          2,702,552
    198,964 Terex Corp.                           4,472,711
    247,519 Trinity Industries, Inc.              6,551,828
     31,922 Wabtec Corp.                          2,663,891
     34,703 Xylem, Inc.                           1,183,372
                                            ---------------
                                                 88,604,815
                                            ---------------
            PROFESSIONAL SERVICES -- 3.5%
     81,342 ManpowerGroup, Inc.                   5,928,205
    118,734 Robert Half International, Inc.       6,893,696
     11,688 Towers Watson & Co., Class A          1,385,028
                                            ---------------
                                                 14,206,929
                                            ---------------
            REAL ESTATE INVESTMENT TRUSTS
               -- 1.1%
    107,628 Iron Mountain, Inc.                   4,287,900
                                            ---------------
            ROAD & RAIL -- 8.8%
     84,562 Con-way, Inc.                         3,464,505
     76,582 CSX Corp.                             2,550,181
     30,857 Genesee & Wyoming, Inc.,
               Class A (a)                        2,544,160
     49,362 J.B. Hunt Transport Services,
               Inc.                               3,929,709
     76,477 Landstar System, Inc.                 4,900,646
     37,950 Norfolk Southern Corp.                3,869,761
     89,261 Old Dominion Freight Line,
               Inc. (a)                           6,258,981
     44,790 Ryder System, Inc.                    3,708,164
     34,914 Union Pacific Corp.                   4,092,270
                                            ---------------
                                                 35,318,377
                                            ---------------
            TECHNOLOGY HARDWARE, STORAGE &
               PERIPHERALS -- 1.7%
    167,972 Lexmark International, Inc.,
               Class A                            6,703,763
                                            ---------------
            TRADING COMPANIES &
               DISTRIBUTORS -- 5.3%
    161,631 Air Lease Corp.                       5,647,387
     96,388 GATX Corp.                            5,508,575
    141,046 HD Supply Holdings, Inc. (a)          4,066,356
     12,954 United Rentals, Inc. (a)              1,073,239
     72,737 WESCO International, Inc. (a)         4,855,922
                                            ---------------
                                                 21,151,479
                                            ---------------
            TOTAL COMMON STOCKS --100.0%        401,140,744
            (Cost $433,224,288)             ---------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            MONEY MARKET FUNDS -- 0.1%
    114,999 Goldman Sachs Financial
               Square Treasury Obligations
               Fund - Institutional Class -
               0.01% (c) (d)                $       114,999
    517,811 Morgan Stanley Institutional
               Liquidity Fund - Treasury
               Portfolio - Institutional
               Class - 0.03% (c)                    517,811
                                            ---------------
            TOTAL MONEY MARKET FUNDS
               -- 0.1%                              632,810
            (Cost $632,810)                 ---------------

 PRINCIPAL
   VALUE
-----------
            REPURCHASE AGREEMENTS -- 0.1%
$   117,746 JPMorgan Chase & Co.,
               0.05% (c), dated 01/31/15,
               due 02/02/15, with a maturity
               value of $117,746.
               Collateralized by U.S.
               Treasury Notes, interest
               rates of 1.375% to 1.500%,
               due 07/31/18 to 05/31/19. The
               value of the collateral
               including accrued interest is
               $120,739. (d)                        117,746
    251,830 RBC Capital Markets LLC,
               0.05% (c), dated 01/31/15,
               due 02/02/15, with a maturity
               value of $251,831.
               Collateralized by U.S.
               Treasury Notes, interest
               rates of 0.250% to 3.125%,
               due 05/15/16 to 05/15/19. The
               value of the collateral
               including accrued interest is
               $257,634. (d)                        251,830
                                            ---------------
            TOTAL REPURCHASE AGREEMENTS
               -- 0.1%                              369,576
            (Cost $369,576)                 ---------------

            TOTAL INVESTMENTS -- 100.2%         402,143,130
            (Cost $434,226,674) (e)
            NET OTHER ASSETS AND
               LIABILITIES -- (0.2)%               (945,291)
                                            ---------------
            NET ASSETS -- 100.0%            $   401,197,839
                                            ===============


Page 42                 See Notes to Financial Statements

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

JANUARY 31, 2015 (UNAUDITED)

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $469,560 and the total value of the collateral held by the Fund is $484,575.

(c)   Interest rate shown reflects yield as of January 31, 2015.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $17,554,902 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $49,638,446.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2      LEVEL 3
--------------------------------------------------------------
Common Stocks*        $  401,140,744   $        --   $      --
Money Market Funds           632,810            --          --
Repurchase Agreements             --       369,576          --
                      ----------------------------------------
Total Investments     $  401,773,554   $   369,576   $      --
                      ========================================

*     See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2015.

-----------------------------

OFFSETTING ASSETS AND LIABILITIES

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                 $    469,560
Non-cash Collateral(2)                              (469,560)
                                                ------------
Net Amount                                      $         --
                                                ============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At January 31, 2015, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)                 $    369,576
Non-cash Collateral(4)                              (369,576)
                                                ------------
Net Amount                                      $         --
                                                ============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2015, the value of collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements              Page 43

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2015 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 99.8%
            AEROSPACE & DEFENSE -- 0.7%
     28,488 Hexcel Corp.                    $     1,260,024
                                            ---------------
            BUILDING PRODUCTS -- 6.8%
     37,299 Lennox International, Inc.            3,666,865
     93,810 Masco Corp.                           2,330,240
    132,035 Owens Corning, Inc.                   5,288,002
     42,228 USG Corp. (a)                         1,285,843
                                            ---------------
                                                 12,570,950
                                            ---------------
            CHEMICALS -- 42.8%
      8,196 Air Products & Chemicals, Inc.        1,193,419
     10,261 Airgas, Inc.                          1,155,799
     78,634 Albemarle Corp.                       3,794,877
    134,751 Cabot Corp.                           5,714,790
     98,570 Celanese Corp., Series A              5,299,123
     21,685 CF Industries Holdings, Inc.          6,622,165
    102,408 Cytec Industries, Inc.                4,914,560
    103,666 Dow Chemical (The) Co.                4,681,557
     15,986 E.I. du Pont de Nemours & Co.         1,138,363
     62,325 Eastman Chemical Co.                  4,418,219
    155,673 Huntsman Corp.                        3,418,579
     11,662 International Flavors &
               Fragrances, Inc.                   1,237,455
     77,685 Mosaic (The) Co.                      3,782,483
      2,926 NewMarket Corp.                       1,315,734
     20,455 PPG Industries, Inc.                  4,559,010
    106,013 Rayonier Advanced Materials,
               Inc. (b)                           1,814,943
     69,930 RPM International, Inc.               3,346,850
     37,934 Scotts Miracle-Gro (The) Co.,
               Class A                            2,406,154
     22,471 Sherwin-Williams (The) Co.            6,095,708
     17,221 Sigma-Aldrich Corp.                   2,368,232
     54,674 Valspar (The) Corp.                   4,561,452
     96,749 Westlake Chemical Corp.               5,544,685
                                            ---------------
                                                 79,384,157
                                            ---------------
            CONSTRUCTION MATERIALS -- 0.6%
     10,718 Martin Marietta Materials, Inc.       1,154,757
                                            ---------------
            CONTAINERS & PACKAGING
               -- 20.6%
     35,372 AptarGroup, Inc.                      2,232,327
     34,677 Ball Corp.                            2,196,094
     52,289 Bemis Co., Inc.                       2,316,403
     69,668 Crown Holdings, Inc. (a)              3,086,989
     79,888 MeadWestvaco Corp.                    4,016,769
     87,595 Owens-Illinois, Inc. (a)              2,045,343
     75,722 Packaging Corp. of America            5,743,514
     77,540 Rock-Tenn Co., Class A                5,032,346
    111,433 Sealed Air Corp.                      4,513,036
     66,156 Silgan Holdings, Inc.                 3,401,080
     81,151 Sonoco Products Co.                   3,586,874
                                            ---------------
                                                 38,170,775
                                            ---------------
            ELECTRICAL EQUIPMENT -- 2.0%
     25,318 Acuity Brands, Inc.                   3,794,915
                                            ---------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            MACHINERY -- 3.6%
     18,650 Ingersoll-Rand PLC              $     1,238,360
     55,389 Timken (The) Co.                      2,105,336
     27,924 Valmont Industries, Inc.              3,354,231
                                            ---------------
                                                  6,697,927
                                            ---------------
            METALS & MINING -- 16.1%
     48,003 Carpenter Technology Corp.            1,821,234
     13,612 Compass Minerals International,
               Inc.                               1,189,689
    253,011 Freeport-McMoRan, Inc.                4,253,115
     62,546 Newmont Mining Corp.                  1,573,032
     72,297 Nucor Corp.                           3,155,764
     96,462 Reliance Steel & Aluminum Co.         5,051,715
    239,522 Steel Dynamics, Inc.                  4,081,455
    159,609 TimkenSteel Corp.                     4,309,443
    176,822 United States Steel Corp. (b)         4,321,529
                                            ---------------
                                                 29,756,976
                                            ---------------
            PAPER & FOREST PRODUCTS -- 4.3%
    146,949 Domtar Corp.                          5,628,147
     44,122 International Paper Co.               2,323,464
                                            ---------------
                                                  7,951,611
                                            ---------------
            TRADING COMPANIES &
               DISTRIBUTORS -- 2.3%
    390,118 MRC Global, Inc. (a)                  4,217,176
                                            ---------------
            TOTAL COMMON STOCKS
               -- 99.8%                         184,959,268
            (Cost $206,562,805)             ---------------


            MONEY MARKET FUNDS -- 0.8%
  1,016,499 Goldman Sachs Financial
               Square Treasury Obligations
               Fund - Institutional Class -
               0.01% (c) (d)                      1,016,499
    553,162 Morgan Stanley Institutional
               Liquidity Fund - Treasury
               Portfolio - Institutional
               Class - 0.03% (c)                    553,162
                                            ---------------
            TOTAL MONEY MARKET FUNDS
               -- 0.8%                            1,569,661
            (Cost $1,569,661)               ---------------

 PRINCIPAL
   VALUE
-----------
            REPURCHASE AGREEMENTS -- 1.8%
$ 1,040,775 JPMorgan Chase & Co.,
               0.05% (c), dated 01/31/15,
               due 02/02/15, with a maturity
               value of $1,040,779.
               Collateralized by U.S.
               Treasury Notes, interest
               rates of 1.375% to 1.500%,
               due 07/31/18 to 05/31/19. The
               value of the collateral
               including accrued interest is
               $1,067,238. (d)                    1,040,775


Page 44                 See Notes to Financial Statements

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

JANUARY 31, 2015 (UNAUDITED)

 PRINCIPAL
   VALUE    DESCRIPTION                               VALUE
-----------------------------------------------------------
            REPURCHASE AGREEMENTS
               (CONTINUED)
$ 2,225,976 RBC Capital Markets LLC,
               0.05% (c), dated 01/31/15,
               due 02/02/15, with a maturity
               value of $2,225,985.
               Collateralized by U.S.
               Treasury Notes, interest
               rates of 0.250% to 3.125%,
               due 05/15/16 to 05/15/19. The
               value of the collateral
               including accrued interest is
               $2,277,277. (d)              $     2,225,976
                                            ---------------
            TOTAL REPURCHASE AGREEMENTS
               -- 1.8%                            3,266,751
            (Cost $3,266,751)               ---------------

            TOTAL INVESTMENTS -- 102.4%         189,795,680
            (Cost $211,399,217) (e)
            NET OTHER ASSETS AND
               LIABILITIES -- (2.4)%             (4,527,824)
                                            ---------------
            NET ASSETS -- 100.0%            $   185,267,856
                                            ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $4,350,120 and the total value of the collateral held by the Fund is $4,283,250.

(c)   Interest rate shown reflects yield as of January 31, 2015.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,474,757 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $28,078,294.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2     LEVEL 3
--------------------------------------------------------------
Common Stocks*        $  184,959,268   $        --  $       --
Money Market Funds         1,569,661            --          --
Repurchase Agreements             --     3,266,751          --
                      ----------------------------------------
Total Investments     $  186,528,929   $ 3,266,751  $       --
                      ========================================

*     See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2015.


                        See Notes to Financial Statements              Page 45

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

JANUARY 31, 2015 (UNAUDITED)

-----------------------------

OFFSETTING ASSETS AND LIABILITIES

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                 $  4,350,120
Non-cash Collateral(2)                            (4,283,250)
                                                ------------
Net Amount                                      $     66,870
                                                ============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On January 30, 2015, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day, however, market movement from January 29 to January 30 reduced the collateral value below the value of the related securities loaned. See Note 2E - Securities Lending in the Notes to Financial Statements.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)                 $  3,266,751
Non-cash Collateral(4)                            (3,266,751)
                                                ------------
Net Amount                                      $         --
                                                ============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2015, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 46                 See Notes to Financial Statements

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2015 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.1%
            COMMUNICATIONS EQUIPMENT
               -- 10.9%
    581,605 ARRIS Group, Inc. (a)           $    15,249,683
    741,510 Brocade Communications
               Systems, Inc.                      8,245,591
    473,451 Cisco Systems, Inc.                  12,482,536
    384,566 CommScope Holding Co.,
               Inc. (a)                          10,808,227
    134,594 F5 Networks, Inc. (a)                15,023,382
    183,373 Harris Corp.                         12,309,830
    786,682 Juniper Networks, Inc.               17,881,282
    179,069 Palo Alto Networks, Inc. (a)         22,632,531
    203,129 Riverbed Technology, Inc. (a)         4,180,395
                                            ---------------
                                                118,813,457
                                            ---------------
            ELECTRONIC EQUIPMENT,
               INSTRUMENTS & COMPONENTS
               -- 15.5%
    244,737 Amphenol Corp., Class A              13,144,824
    379,136 Arrow Electronics, Inc. (a)          20,867,645
    510,205 Avnet, Inc.                          21,234,732
    624,105 CDW Corp.                            21,381,837
    957,196 Corning, Inc.                        22,752,549
    203,612 Dolby Laboratories, Inc.,
               Class A                            7,900,146
    476,459 Ingram Micro, Inc., Class A (a)      11,997,238
     55,337 IPG Photonics Corp. (a) (b)           4,130,354
    402,181 Jabil Circuit, Inc.                   8,288,950
    277,720 Tech Data Corp. (a)                  15,857,812
  1,551,129 Vishay Intertechnology, Inc.         21,126,377
                                            ---------------
                                                168,682,464
                                            ---------------
            INTERNET & CATALOG RETAIL
               -- 1.4%
  2,125,774 Groupon, Inc. (a)                    15,220,542
                                            ---------------
            INTERNET SOFTWARE & SERVICES
               -- 9.5%
    139,440 Akamai Technologies, Inc. (a)         8,109,133
    285,230 AOL, Inc. (a)                        12,336,197
     38,711 Equinix, Inc.                         8,394,867
    112,532 Facebook, Inc., Class A (a)           8,542,304
    144,427 IAC/InterActiveCorp                   8,802,826
     57,328 LinkedIn Corp., Class A (a)          12,883,895
    468,884 Rackspace Hosting, Inc. (a)          21,081,025
     72,741 VeriSign, Inc. (a)                    3,962,930
    434,530 Yahoo!, Inc. (a)                     19,114,975
                                            ---------------
                                                103,228,152
                                            ---------------
            IT SERVICES -- 10.8%
    376,355 Amdocs Ltd.                          18,132,784
    250,077 Cognizant Technology Solutions
               Corp., Class A (a)                13,536,668
    348,122 Computer Sciences Corp.              21,124,043
    233,122 DST Systems, Inc.                    22,542,897
    208,507 Gartner, Inc. (a)                    17,560,460
    301,490 Teradata Corp. (a)                   13,434,394
    354,016 VeriFone Systems, Inc. (a)           11,112,562
                                            ---------------
                                                117,443,808
                                            ---------------


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 23.8%
  1,552,755 Advanced Micro Devices,
               Inc. (a) (b)                 $     3,990,580
    112,223 Altera Corp.                          3,694,942
     74,680 Analog Devices, Inc.                  3,891,201
    704,605 Applied Materials, Inc.              16,093,178
    493,884 Atmel Corp. (a)                       4,114,054
    218,196 Avago Technologies Ltd.              22,448,004
    272,510 Cree, Inc. (a) (b)                    9,635,954
    869,937 Freescale Semiconductor
               Ltd. (a) (b)                      27,916,278
    483,845 Intel Corp.                          15,986,239
     58,967 KLA-Tencor Corp.                      3,624,702
    221,314 Lam Research Corp.                   16,917,242
  1,210,960 Marvell Technology Group Ltd.        18,757,770
    130,091 Maxim Integrated Products, Inc.       4,304,711
    626,926 Micron Technology, Inc. (a)          18,346,989
    656,821 NVIDIA Corp.                         12,614,247
  1,733,348 ON Semiconductor Corp. (a)           17,350,814
    301,874 Skyworks Solutions, Inc.             25,070,636
    449,993 SunEdison, Inc. (a) (b)               8,428,369
    887,266 Teradyne, Inc.                       16,059,515
    164,204 Texas Instruments, Inc.               8,776,704
                                            ---------------
                                                258,022,129
                                            ---------------
            SOFTWARE -- 20.6%
    435,700 Activision Blizzard, Inc.             9,103,952
     50,567 ANSYS, Inc. (a)                       4,079,240
     69,028 Autodesk, Inc. (a)                    3,727,857
    576,654 CA, Inc.                             17,472,616
    462,811 Cadence Design Systems,
               Inc. (a)                           8,325,970
    466,842 Electronic Arts, Inc. (a)            25,610,952
    715,859 Fortinet, Inc. (a)                   21,400,605
    108,715 Informatica Corp. (a)                 4,531,785
     44,969 Intuit, Inc.                          3,904,209
    189,001 Microsoft Corp.                       7,635,640
    120,623 NetSuite, Inc. (a)                   11,872,922
    195,232 Oracle Corp.                          8,178,268
    253,960 Red Hat, Inc. (a)                    16,200,108
     69,893 salesforce.com, inc. (a)              3,945,460
    194,090 ServiceNow, Inc. (a)                 14,149,161
    440,444 SolarWinds, Inc. (a)                 21,207,379
     70,328 Splunk, Inc. (a)                      3,632,441
    513,308 Symantec Corp.                       12,714,639
    201,961 Synopsys, Inc. (a)                    8,682,303
    207,156 Tableau Software, Inc.,
               Class A (a)                       16,729,919
                                            ---------------
                                                223,105,426
                                            ---------------
            TECHNOLOGY HARDWARE, STORAGE &
               PERIPHERALS -- 7.2%
    119,302 Apple, Inc.                          13,977,422
    119,688 Diebold, Inc.                         3,734,266
    295,197 EMC Corp.                             7,654,458
    328,162 Hewlett-Packard Co.                  11,856,493
    451,925 NCR Corp. (a)                        11,478,895


                        See Notes to Financial Statements              Page 47

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

JANUARY 31, 2015 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            TECHNOLOGY HARDWARE, STORAGE
               & PERIPHERALS (CONTINUED)
    100,029 NetApp, Inc.                    $     3,781,096
    134,396 SanDisk Corp.                        10,202,001
    158,626 Western Digital Corp.                15,423,206
                                            ---------------
                                                 78,107,837
                                            ---------------
            WIRELESS TELECOMMUNICATION
               SERVICES -- 0.4%
     37,413 SBA Communications Corp.,
               Class A (a)                        4,366,097
                                            ---------------
            TOTAL COMMON STOCKS
               -- 100.1%                      1,086,989,912
            (Cost $1,026,755,728)           ---------------


            MONEY MARKET FUNDS -- 0.6%
  6,206,025 Goldman Sachs Financial
               Square Treasury Obligations
               Fund - Institutional Class -
               0.01% (c) (d)                      6,206,025
            (Cost $6,206,025)               ---------------

 PRINCIPAL
   VALUE
-----------
            REPURCHASE AGREEMENTS -- 1.8%
$ 6,354,235 JPMorgan Chase & Co.,
               0.05% (c), dated 01/31/15,
               due 02/02/15, with a maturity
               value of $6,354,262.
               Collateralized by U.S.
               Treasury Notes, interest rates
               of 1.375% to 1.500%, due
               07/31/18 to 05/31/19. The
               value of the collateral
               including accrued interest is
               $6,515,799. (d)                    6,354,235
 13,590,234 RBC Capital Markets LLC,
               0.05% (c), dated 01/31/15,
               due 02/02/15, with a maturity
               value of $13,590,291.
               Collateralized by U.S.
               Treasury Notes, interest
               rates of 0.250% to 3.125%,
               due 05/15/16 to 05/15/19. The
               value of the collateral
               including accrued interest is
               $13,903,442. (d)                  13,590,234
                                            ---------------
            TOTAL REPURCHASE AGREEMENTS
               -- 1.8%                           19,944,469
            (Cost $19,944,469)              ---------------

            TOTAL INVESTMENTS -- 102.5%       1,113,140,406
            (Cost $1,052,906,222) (e)
            NET OTHER ASSETS AND
               LIABILITIES -- (2.5)%            (27,233,454)
                                            ---------------
            NET ASSETS -- 100.0%            $ 1,085,906,952
                                            ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $25,201,714 and the total value of the collateral held by the Fund is $26,150,494.

(c)   Interest rate shown reflects yield as of January 31, 2015.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $81,577,272 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $21,343,088.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2      LEVEL 3
--------------------------------------------------------------
Common Stocks*        $1,086,989,912   $        --   $      --
Money Market Funds         6,206,025            --          --
Repurchase Agreements             --    19,944,469          --
                      ----------------------------------------
Total Investments     $1,093,195,937   $19,944,469   $      --
                      ========================================

*     See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2015.


Page 48                 See Notes to Financial Statements

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

JANUARY 31, 2015 (UNAUDITED)

-----------------------------

OFFSETTING ASSETS AND LIABILITIES

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                 $ 25,201,714
Non-cash Collateral(2)                           (25,201,714)
                                                ------------
Net Amount                                      $         --
                                                ============
(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At January 31, 2015, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)                 $ 19,944,469
Non-cash Collateral(4)                           (19,944,469)
                                                ------------
Net Amount                                      $         --
                                                ============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2015, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements              Page 49

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2015 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 99.9%
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 12.1%
  1,003,049 AT&T, Inc.                      $    33,020,373
    851,263 CenturyLink, Inc.                    31,641,446
  3,030,776 Frontier Communications Corp.        20,351,661
    272,903 Level 3 Communications,
               Inc. (a)                          13,574,195
                                            ---------------
                                                 98,587,675
                                            ---------------
            ELECTRIC UTILITIES -- 34.6%
    443,905 American Electric Power Co.,
               Inc.                              27,881,673
    242,000 Duke Energy Corp.                    21,087,880
    308,706 Edison International                 21,038,314
    308,089 Entergy Corp.                        26,960,868
    908,643 Exelon Corp.                         32,747,494
    518,439 FirstEnergy Corp.                    20,908,645
  1,185,934 Great Plains Energy, Inc.            35,068,068
    333,333 ITC Holdings Corp.                   14,179,986
    168,795 OGE Energy Corp.                      5,938,208
    500,454 Pepco Holdings, Inc.                 13,737,462
    295,959 Pinnacle West Capital Corp.          20,770,403
    653,577 Westar Energy, Inc.                  27,920,809
    375,164 Xcel Energy, Inc.                    14,079,905
                                            ---------------
                                                282,319,715
                                            ---------------
            GAS UTILITIES -- 8.6%
    494,499 AGL Resources, Inc.                  27,879,854
    107,453 Atmos Energy Corp.                    6,115,150
    387,619 National Fuel Gas Co.                24,586,673
    236,937 Questar Corp.                         6,148,515
    157,688 UGI Corp.                             5,832,879
                                            ---------------
                                                 70,563,071
                                            ---------------
            INDEPENDENT POWER AND RENEWABLE
               ELECTRICITY PRODUCERS
               -- 3.7%
    434,968 AES (The) Corp.                       5,315,309
    608,948 Calpine Corp. (a)                    12,714,834
    500,055 NRG Energy, Inc.                     12,331,356
                                            ---------------
                                                 30,361,499
                                            ---------------
            MULTI-UTILITIES -- 27.7%
     90,210 Alliant Energy Corp.                  6,189,308
    438,210 Ameren Corp.                         19,842,149
    255,660 CenterPoint Energy, Inc.              5,903,189
    408,308 Consolidated Edison, Inc.            28,287,578
    234,084 DTE Energy Co.                       20,987,971
    173,118 Integrys Energy Group, Inc.          14,039,870
  1,433,673 MDU Resources Group, Inc.            32,415,346
    506,285 PG&E Corp.                           29,774,621
    813,629 Public Service Enterprise
               Group, Inc.                       34,725,686
    334,680 SCANA Corp.                          21,342,544
    292,320 TECO Energy, Inc.                     6,235,186
    129,561 Vectren Corp.                         6,208,563
                                            ---------------
                                                225,952,011
                                            ---------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            OIL, GAS & CONSUMABLE FUELS
               -- 3.3%
    422,707 Energen Corp.                   $    26,808,078
                                            ---------------
            WIRELESS TELECOMMUNICATION
               SERVICES -- 9.9%
  8,118,512 Sprint Corp. (a)                     34,909,602
  1,334,350 Telephone & Data Systems, Inc.       31,023,638
    500,219 T-Mobile US, Inc. (a)                15,096,609
                                            ---------------
                                                 81,029,849
                                            ---------------
            TOTAL COMMON STOCKS -- 99.9%        815,621,898
            (Cost $803,432,262)

            MONEY MARKET FUNDS -- 0.1%
    761,507 Morgan Stanley Institutional
               Liquidity Fund - Treasury
               Portfolio - Institutional
               Class - 0.03% (b)                    761,507
            (Cost $761,507)                 ---------------

            TOTAL INVESTMENTS -- 100.0%         816,383,405
            (Cost $804,193,769) (c)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.0%                  183,236
                                            ---------------
            NET ASSETS -- 100.0%            $   816,566,641
                                            ===============

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of January 31, 2015.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $26,786,953 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $14,597,317.


Page 50                 See Notes to Financial Statements

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)

JANUARY 31, 2015 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*        $  815,621,898   $       --    $      --
Money Market Funds           761,507           --           --
                      ----------------------------------------
Total Investments     $  816,383,405   $       --    $      --
                      ========================================

*     See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2015.


                        See Notes to Financial Statements              Page 51

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2015 (UNAUDITED)

                                                                        FIRST TRUST           FIRST TRUST
                                                                          CONSUMER              CONSUMER            FIRST TRUST
                                                                       DISCRETIONARY            STAPLES                ENERGY
                                                                      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
                                                                           (FXD)                 (FXG)                 (FXN)
                                                                    --------------------  --------------------  --------------------

ASSETS:
Investments, at value...............................................   $1,663,547,847        $2,353,356,343        $  246,860,863
Cash................................................................               --                78,843                86,470
Receivables:
      Capital shares sold...........................................       13,957,672                    --             4,867,388
      Investment securities sold....................................        1,365,862            43,965,262                    --
      Dividends.....................................................          443,099            16,622,050                89,579
      Securities lending income.....................................           63,959               127,726               119,010
      Interest......................................................               15                     8                    11
Prepaid expenses....................................................           17,932                18,199                 8,715
                                                                       --------------        --------------        --------------
      TOTAL ASSETS..................................................    1,679,396,386         2,414,168,431           252,032,036
                                                                       --------------        --------------        --------------

LIABILITIES:
Due to investment advisor...........................................          780,425               939,826                92,348
Due to custodian....................................................          113,375                    --                    --
Payables:
      Capital shares redeemed.......................................               --                    --                    --
      Investment securities purchased...............................       14,018,514            43,888,921             4,865,733
      Collateral for securities on loan.............................       25,765,566            59,327,205            17,697,136
      Licensing fees................................................          190,284               271,184                38,587
      Printing fees.................................................           28,978                31,369                21,329
      Audit and tax fees............................................           14,481                14,481                14,481
      Trustees' fees................................................            1,363                 3,518                   184
Other liabilities...................................................          567,807               708,037               218,634
                                                                       --------------        --------------        --------------
      TOTAL LIABILITIES.............................................       41,480,793           105,184,541            22,948,432
                                                                       --------------        --------------        --------------

NET ASSETS..........................................................   $1,637,915,593        $2,308,983,890        $  229,083,604
                                                                       ==============        ==============        ==============
NET ASSETS CONSIST OF:
Paid-in capital.....................................................   $1,685,283,522        $2,161,168,973        $  399,386,538
Par value...........................................................          473,000               544,000               114,500
Accumulated net investment income (loss)............................         (365,697)           15,724,892               219,946
Accumulated net realized gain (loss) on investments.................      (83,829,716)          (22,901,555)          (95,657,846)
Net unrealized appreciation (depreciation) on investments...........       36,354,484           154,447,580           (74,979,534)
                                                                       --------------        --------------        --------------

NET ASSETS..........................................................   $1,637,915,593        $2,308,983,890        $  229,083,604
                                                                       ==============        ==============        ==============
NET ASSET VALUE, per share..........................................   $        34.63        $        42.44        $        20.01
                                                                       ==============        ==============        ==============
Number of shares outstanding (unlimited number of shares
    authorized, par value $0.01 per share)..........................       47,300,002            54,400,002            11,450,002
                                                                       ==============        ==============        ==============
Investments, at cost................................................   $1,627,193,363        $2,198,908,763        $  321,840,397
                                                                       ==============        ==============        ==============
Securities on loan, at value........................................   $   24,711,604        $   54,147,960        $   18,005,670
                                                                       ==============        ==============        ==============


Page 52                 See Notes to Financial Statements

                                                  FIRST TRUST
      FIRST TRUST           FIRST TRUST           INDUSTRIALS/          FIRST TRUST           FIRST TRUST           FIRST TRUST
       FINANCIALS           HEALTH CARE        PRODUCER DURABLES         MATERIALS             TECHNOLOGY            UTILITIES
    ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
         (FXO)                 (FXH)                 (FXR)                 (FXZ)                 (FXL)                 (FXU)
  --------------------  --------------------  --------------------  --------------------  --------------------  --------------------


     $  650,352,467        $2,813,769,680        $  402,143,130        $  189,795,680        $1,113,140,406        $  816,383,405
                 --                19,956                83,005                    --                    --                    --

                 --            15,352,114                    --                    --                    --             2,531,272
         15,060,943                    --                    --                    --             3,338,756             6,287,958
            406,376               311,854               160,151               122,274                76,424               823,773
              3,435               146,831                 1,100                 5,137                 5,459                 2,331
                  3                    81                     8                    10                     4                    13
             12,092                30,693                14,241                 8,871                10,801                 3,541
     --------------        --------------        --------------        --------------        --------------        --------------
        665,835,316         2,829,631,209           402,401,635           189,931,972         1,116,571,850           826,032,293
     --------------        --------------        --------------        --------------        --------------        --------------


            405,776             1,146,013               206,717                82,533               453,569               365,994
              1,868                    --                    --                    --                90,576                    --

         12,362,143                    --                    --                    --             3,335,549             6,294,178
          3,040,572            15,334,591                    --                    --                    --             2,529,206
          1,917,910            39,698,067               484,575             4,283,250            26,150,494                    --
            117,094               335,573                92,894                42,521               150,465                55,150
             25,716                57,215                19,016                20,694                22,944                15,113
             14,481                14,481                14,481                14,481                14,481                14,481
              1,382                 2,754                    --                   493                 2,280                   801
            422,324               895,322               386,113               220,144               444,540               190,729
     --------------        --------------        --------------        --------------        --------------        --------------
         18,309,266            57,484,016             1,203,796             4,664,116            30,664,898             9,465,652
     --------------        --------------        --------------        --------------        --------------        --------------

     $  647,526,050        $2,772,147,193        $  401,197,839        $  185,267,856        $1,085,906,952        $  816,566,641
     ==============        ==============        ==============        ==============        ==============        ==============

     $  663,144,039        $2,347,500,177        $  485,525,526        $  306,459,103        $1,050,189,022        $  830,072,038
            289,500               453,000               137,500                62,000               325,550               325,500
           (195,490)             (512,468)                1,894                57,956              (277,170)              343,489
         10,794,237           124,659,849           (52,383,537)          (99,707,666)          (24,564,634)          (26,364,022)
        (26,506,236)          300,046,635           (32,083,544)          (21,603,537)           60,234,184            12,189,636
     --------------        --------------        --------------        --------------        --------------        --------------

     $  647,526,050        $2,772,147,193        $  401,197,839        $  185,267,856        $1,085,906,952        $  816,566,641
     ==============        ==============        ==============        ==============        ==============        ==============
     $        22.37        $        61.20        $        29.18        $        29.88        $        33.36        $        25.09
     ==============        ==============        ==============        ==============        ==============        ==============

         28,950,002            45,300,002            13,750,002             6,200,002            32,555,000            32,550,002
     ==============        ==============        ==============        ==============        ==============        ==============
     $  676,858,703        $2,513,723,045        $  434,226,674        $  211,399,217        $1,052,906,222        $  804,193,769
     ==============        ==============        ==============        ==============        ==============        ==============
     $    1,865,684        $   38,047,280        $      469,560        $    4,350,120        $   25,201,714        $           --
     ==============        ==============        ==============        ==============        ==============        ==============


                        See Notes to Financial Statements              Page 53

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2015 (UNAUDITED)


                                                                        FIRST TRUST           FIRST TRUST
                                                                          CONSUMER              CONSUMER            FIRST TRUST
                                                                       DISCRETIONARY            STAPLES                ENERGY
                                                                      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
                                                                           (FXD)                 (FXG)                 (FXN)
                                                                    --------------------  --------------------  --------------------


INVESTMENT INCOME:
Dividends...........................................................   $    8,718,322        $   29,476,623        $    4,925,794
Securities lending income (net of fees).............................          179,007               400,107               732,456
Interest............................................................               81                   140                    70
Foreign tax withholding.............................................          (11,193)                   --               (10,555)
                                                                       --------------        --------------        --------------
      Total investment income.......................................        8,886,217            29,876,870             5,647,765
                                                                       --------------        --------------        --------------

EXPENSES:
Investment advisory fees............................................        3,475,726             4,500,801             1,115,280
Accounting and administration fees..................................          329,896               411,324               112,508
Licensing fees......................................................          278,058               360,064                89,222
Custodian fees......................................................           88,847               125,070                38,452
Transfer agent fees.................................................           29,964                35,107                11,153
Expenses previously waived or reimbursed............................           29,589                    --                    --
Legal fees..........................................................           28,772                55,913                12,973
Printing fees.......................................................           23,728                32,119                30,617
Registration and filing fees........................................           23,061               (20,852)                1,855
Audit and tax fees..................................................           12,090                12,090                12,090
Trustees' fees and expenses.........................................           11,015                16,156                 4,970
Listing fees........................................................            4,822                 4,822                 4,090
Other expenses......................................................           18,406                18,003                 8,348
                                                                       --------------        --------------        --------------
      Total expenses................................................        4,353,974             5,550,617             1,441,558
                                                                       --------------        --------------        --------------

NET INVESTMENT INCOME (LOSS)........................................        4,532,243            24,326,253             4,206,207
                                                                       --------------        --------------        --------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments...................................................      (42,285,937)          (41,318,664)          (37,091,052)
      In-kind redemptions...........................................       82,818,801            66,076,766           (15,432,542)
                                                                       --------------        --------------        --------------
Net realized gain (loss)............................................       40,532,864            24,758,102           (52,523,594)
                                                                       --------------        --------------        --------------
Net change in unrealized appreciation (depreciation) on
      investments...................................................       (7,013,963)          161,441,523           (83,354,423)
                                                                       --------------        --------------        --------------

NET REALIZED AND UNREALIZED GAIN (LOSS).............................       33,518,901           186,199,625          (135,878,017)
                                                                       --------------        --------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS.....................................................   $   38,051,144        $  210,525,878        $ (131,671,810)
                                                                       ==============        ==============        ==============


Page 54                  See Notes to Financial Statements


                                                  FIRST TRUST
      FIRST TRUST           FIRST TRUST           INDUSTRIALS/          FIRST TRUST           FIRST TRUST           FIRST TRUST
       FINANCIALS           HEALTH CARE        PRODUCER DURABLES         MATERIALS             TECHNOLOGY            UTILITIES
    ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
         (FXO)                 (FXH)                 (FXR)                 (FXZ)                 (FXL)                 (FXU)
  --------------------  --------------------  --------------------  --------------------  --------------------  --------------------



     $   10,381,376        $    5,716,348        $    6,832,520        $    4,174,520        $    8,066,460        $    5,359,831
             87,951             1,254,354                20,246               354,739                44,818                97,007
                130                   209                    67                    68                    59                    51
             (7,998)                   --                    --                    --                    --                    --
     --------------        --------------        --------------        --------------        --------------        --------------
         10,461,459             6,970,911             6,852,833             4,529,327             8,111,337             5,456,889
     --------------        --------------        --------------        --------------        --------------        --------------


          2,213,029             6,078,764             2,062,754             1,090,789             2,560,314               901,680
            221,290               535,621               204,718               110,061               252,566                91,077
            177,042               486,301               165,020                87,263               204,825                72,134
             99,200               156,773                82,577                44,962                86,072                46,689
             21,682                42,997                19,902                10,908                24,431                 9,017
                 --                    --                    --                 6,073                    --                73,308
             17,996                60,835                10,746                 6,917                37,151                13,715
             29,588                66,534                17,650                24,377                28,311                26,353
              4,750                (9,099)              (14,143)                  567                 4,358                 3,295
             12,090                12,090                12,090                12,090                12,090                12,090
              7,295                18,455                 6,992                 4,221                10,168                 4,096
              4,822                 4,822                 4,822                 4,090                 4,090                 4,090
             11,808                29,286                12,533                 9,011                10,475                 4,807
     --------------        --------------        --------------        --------------        --------------        --------------
          2,820,592             7,483,379             2,585,661             1,411,329             3,234,851             1,262,351
     --------------        --------------        --------------        --------------        --------------        --------------

          7,640,867              (512,468)            4,267,172             3,117,998             4,876,486             4,194,538
     --------------        --------------        --------------        --------------        --------------        --------------



        (15,548,554)          (40,659,433)          (31,959,647)          (23,994,670)          (20,820,698)          (11,747,660)
         52,352,129           230,212,544             7,486,309            (7,851,765)           64,499,433             3,603,177
     --------------        --------------        --------------        --------------        --------------        --------------
         36,803,575           189,553,111           (24,473,338)          (31,846,435)           43,678,735            (8,144,483)
     --------------        --------------        --------------        --------------        --------------        --------------

        (34,749,630)          128,231,663            (3,474,969)           (6,665,668)           30,717,823            22,925,836
     --------------        --------------        --------------        --------------        --------------        --------------

          2,053,945           317,784,774           (27,948,307)          (38,512,103)           74,396,558            14,781,353
     --------------        --------------        --------------        --------------        --------------        --------------

     $    9,694,812        $  317,272,306        $  (23,681,135)       $  (35,394,105)       $   79,273,044        $   18,975,891
     ==============        ==============        ==============        ==============        ==============        ==============


                        See Notes to Financial Statements              Page 55

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS


                                                                         FIRST TRUST                         FIRST TRUST
                                                                    CONSUMER DISCRETIONARY                 CONSUMER STAPLES
                                                                       ALPHADEX(R) FUND                    ALPHADEX(R) FUND
                                                                            (FXD)                               (FXG)
                                                              ----------------------------------  ----------------------------------
                                                                  For the                             For the
                                                              Six Months Ended      For the       Six Months Ended      For the
                                                                 1/31/2015         Year Ended        1/31/2015         Year Ended
                                                                (Unaudited)        7/31/2014        (Unaudited)        7/31/2014
                                                              ----------------  ----------------  ----------------  ----------------

OPERATIONS:
   Net investment income (loss).........................       $    4,532,243    $    3,790,985    $   24,326,253    $   14,130,238
   Net realized gain (loss).............................           40,532,864       148,984,383        24,758,102       177,261,206
   Net change in unrealized appreciation (depreciation).           (7,013,963)      (68,204,279)      161,441,523      (103,182,973)
                                                               --------------    --------------    --------------    --------------
   Net increase (decrease) in net assets resulting
      from operations...................................           38,051,144        84,571,089       210,525,878        88,208,471
                                                               --------------    --------------    --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income................................           (4,897,940)       (3,883,480)       (9,227,256)      (14,344,261)
                                                               --------------    --------------    --------------    --------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold............................        1,454,368,902     1,040,900,674     1,645,503,197     1,566,304,476
   Cost of shares redeemed..............................         (792,666,216)     (915,977,666)     (597,546,189)   (1,238,199,805)
                                                               --------------    --------------    --------------    --------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions.....................          661,702,686       124,923,008     1,047,957,008       328,104,671
                                                               --------------    --------------    --------------    --------------
   Total increase (decrease) in net assets..............          694,855,890       205,610,617     1,249,255,630       401,968,881

NET ASSETS:
   Beginning of period..................................          943,059,703       737,449,086     1,059,728,260       657,759,379
                                                               --------------    --------------    --------------    --------------
   End of period........................................       $1,637,915,593    $  943,059,703    $2,308,983,890    $1,059,728,260
                                                               ==============    ==============    ==============    ==============
   Accumulated net investment income (loss)
      at end of period..................................       $     (365,697)   $           --    $   15,724,892    $      625,895
                                                               ==============    ==============    ==============    ==============

CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period..............           29,250,002        25,600,002        28,100,002        19,800,002
   Shares sold..........................................           42,450,000        33,100,000        40,700,000        41,650,000
   Shares redeemed......................................          (24,400,000)      (29,450,000)      (14,400,000)      (33,350,000)
                                                               --------------    --------------    --------------    --------------
   Shares outstanding, end of period....................           47,300,002        29,250,002        54,400,002        28,100,002
                                                               ==============    ==============    ==============    ==============


Page 56                 See Notes to Financial Statements

           FIRST TRUST                             FIRST TRUST                             FIRST TRUST
              ENERGY                                FINANCIALS                             HEALTH CARE
         ALPHADEX(R) FUND                        ALPHADEX(R) FUND                        ALPHADEX(R) FUND
              (FXN)                                   (FXO)                                   (FXH)
----------------------------------      ----------------------------------      ----------------------------------
    For the                                 For the                                 For the
Six Months Ended      For the           Six Months Ended      For the           Six Months Ended      For the
   1/31/2015         Year Ended            1/31/2015         Year Ended            1/31/2015         Year Ended
  (Unaudited)        7/31/2014            (Unaudited)        7/31/2014            (Unaudited)        7/31/2014
----------------  ----------------      ----------------  ----------------      ----------------  ----------------


 $    4,206,207    $    4,908,060        $    7,640,867    $   11,428,474        $     (512,468)   $     (218,572)
    (52,523,594)       86,810,065            36,803,575        93,303,018           189,553,111       288,012,505
    (83,354,423)       (5,890,870)          (34,749,630)      (36,042,445)          128,231,663        31,591,086
 --------------    --------------        --------------    --------------        --------------    --------------

   (131,671,810)       85,827,255             9,694,812        68,689,047           317,272,306       319,385,019
 --------------    --------------        --------------    --------------        --------------    --------------

     (4,556,630)       (4,410,821)           (9,420,125)      (10,277,236)                   --                --
 --------------    --------------        --------------    --------------        --------------    --------------


    111,714,808     1,307,915,710           750,144,496     1,079,948,000         1,633,819,961     2,307,072,087
   (560,327,971)     (766,542,117)       (1,007,341,518)     (632,731,226)       (1,330,852,143)   (1,456,115,787)
 --------------    --------------        --------------    --------------        --------------    --------------

   (448,613,163)      541,373,593          (257,197,022)      447,216,774           302,967,818       850,956,300
 --------------    --------------        --------------    --------------        --------------    --------------
   (584,841,603)      622,790,027          (256,922,335)      505,628,585           620,240,124     1,170,341,319


    813,925,207       191,135,180           904,448,385       398,819,800         2,151,907,069       981,565,750
 --------------    --------------        --------------    --------------        --------------    --------------
 $  229,083,604    $  813,925,207        $  647,526,050    $  904,448,385        $2,772,147,193    $2,151,907,069
 ==============    ==============        ==============    ==============        ==============    ==============

 $      219,946    $      570,369        $     (195,490)   $    1,583,768        $     (512,468)   $           --
 ==============    ==============        ==============    ==============        ==============    ==============


     29,000,002         8,450,002            41,800,002        20,150,002            40,500,002        23,050,002
      4,750,000        50,200,000            32,600,000        50,850,000            28,150,000        46,450,000
    (22,300,000)      (29,650,000)          (45,450,000)      (29,200,000)          (23,350,000)      (29,000,000)
 --------------    --------------        --------------    --------------        --------------    --------------
     11,450,002        29,000,002            28,950,002        41,800,002            45,300,002        40,500,002
 ==============    ==============        ==============    ==============        ==============    ==============


                        See Notes to Financial Statements              Page 57

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                         FIRST TRUST                         FIRST TRUST
                                                                INDUSTRIALS/PRODUCER DURABLES                 MATERIALS
                                                                       ALPHADEX(R) FUND                    ALPHADEX(R) FUND
                                                                            (FXR)                               (FXZ)
                                                              ----------------------------------  ----------------------------------
                                                                  For the                             For the
                                                              Six Months Ended      For the       Six Months Ended      For the
                                                                 1/31/2015         Year Ended        1/31/2015         Year Ended
                                                                (Unaudited)        7/31/2014        (Unaudited)        7/31/2014
                                                              ----------------  ----------------  ----------------  ----------------

OPERATIONS:
   Net investment income (loss)...........................     $    4,267,172    $    6,744,219    $    3,117,998    $    6,580,566
   Net realized gain (loss)...............................        (24,473,338)      129,713,855       (31,846,435)      101,658,145
   Net change in unrealized appreciation (depreciation)...         (3,474,969)      (54,351,889)       (6,665,668)      (31,451,875)
                                                               --------------    --------------    --------------    --------------
   Net increase (decrease) in net assets resulting
      from operations.....................................        (23,681,135)       82,106,185       (35,394,105)       76,786,836
                                                               --------------    --------------    --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income..................................         (4,499,510)       (6,616,946)       (3,772,156)       (5,962,686)
                                                               --------------    --------------    --------------    --------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold..............................        521,088,541     1,715,307,246       360,187,225     1,148,478,312
   Cost of shares redeemed................................       (972,747,564)   (1,141,171,984)     (842,176,615)     (764,227,555)
                                                               --------------    --------------    --------------    --------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions.......................       (451,659,023)      574,135,262      (481,989,390)      384,250,757
                                                               --------------    --------------    --------------    --------------
   Total increase (decrease) in net assets................       (479,839,668)      649,624,501      (521,155,651)      455,074,907

NET ASSETS:
   Beginning of period....................................        881,037,507       231,413,006       706,423,507       251,348,600
                                                               --------------    --------------    --------------    --------------
   End of period..........................................     $  401,197,839    $  881,037,507    $  185,267,856    $  706,423,507
                                                               ==============    ==============    ==============    ==============
   Accumulated net investment income (loss)
      at end of period....................................     $        1,894    $      234,232    $       57,956    $      712,114
                                                               ==============    ==============    ==============    ==============
CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period................         30,100,002         9,600,002        21,700,002         9,000,002
   Shares sold............................................         17,500,000        60,050,000        11,550,000        35,800,000
   Shares redeemed........................................        (33,850,000)      (39,550,000)      (27,050,000)      (23,100,000)
                                                               --------------    --------------    --------------    --------------
   Shares outstanding, end of period......................         13,750,002        30,100,002         6,200,002        21,700,002
                                                               ==============    ==============    ==============    ==============


Page 58                  See Notes to Financial Statements

           FIRST TRUST                             FIRST TRUST
            TECHNOLOGY                              UTILITIES
         ALPHADEX(R) FUND                        ALPHADEX(R) FUND
              (FXL)                                   (FXU)
----------------------------------      ----------------------------------
    For the                                 For the
Six Months Ended      For the           Six Months Ended      For the
   1/31/2015         Year Ended            1/31/2015         Year Ended
  (Unaudited)        7/31/2014            (Unaudited)        7/31/2014
----------------  ----------------      ----------------  ----------------


 $    4,876,486    $    1,678,290        $    4,194,538    $    4,859,744
     43,678,735       107,612,553            (8,144,483)       14,250,580
     30,717,823        (3,025,670)           22,925,836       (16,291,583)
 --------------    --------------        --------------    --------------
     79,273,044       106,265,173            18,975,891         2,818,741
 --------------    --------------        --------------    --------------


     (5,153,656)       (2,038,763)           (4,380,181)       (4,647,816)
 --------------    --------------        --------------    --------------

    563,295,983     1,119,758,790           706,703,426       888,980,450
   (386,475,776)     (673,560,847)         (539,583,728)     (457,854,587)
 --------------    --------------        --------------    --------------

    176,820,207       446,197,943           167,119,698       431,125,863
 --------------    --------------        --------------    --------------
    250,939,595       550,424,353           181,715,408       429,296,788


    834,967,357       284,543,004           634,851,233       205,554,445
 --------------    --------------        --------------    --------------
 $1,085,906,952    $  834,967,357        $  816,566,641    $  634,851,233
 ==============    ==============        ==============    ==============

 $     (277,170)   $           --        $      343,489    $      529,132
 ==============    ==============        ==============    ==============

     26,305,000        10,955,000            28,100,002        10,000,002
     17,800,000        37,100,000            28,100,000        39,900,000
    (11,550,000)      (21,750,000)          (23,650,000)      (21,800,000)
 --------------    --------------        --------------    --------------
     32,555,000        26,305,000            32,550,002        28,100,002
 ==============    ==============        ==============    ==============

                        See Notes to Financial Statements              Page 59

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)



                                              FOR THE
                                             SIX MONTHS
                                               ENDED         FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                             1/31/2015      YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                             (UNAUDITED)    7/31/2014     7/31/2013     7/31/2012     7/31/2011     7/31/2010
                                             ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period         $    32.24     $    28.81    $    20.52    $    21.35    $    15.91    $    12.77
                                             ----------     ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.11           0.13          0.29          0.18          0.08          0.06
Net realized and unrealized gain (loss)            2.40           3.43          8.29         (0.84)         5.44          3.14
                                             ----------     ----------    ----------    ----------    ----------    ----------
Total from investment operations                   2.51           3.56          8.58         (0.66)         5.52          3.20
                                             ----------     ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.12)         (0.13)        (0.29)        (0.17)        (0.08)        (0.06)
Return of capital                                    --             --            --            --            --         (0.00) (a)
                                             ----------     ----------    ----------    ----------    ----------    ----------
Total distributions                               (0.12)         (0.13)        (0.29)        (0.17)        (0.08)        (0.06)
                                             ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period               $    34.63     $    32.24    $    28.81    $    20.52    $    21.35    $    15.91
                                             ==========     ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (b)                                   7.79%         12.37%        42.17%        (3.06)%       34.75%        25.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)         $1,637,916     $  943,060    $  737,449    $  424,739    $  625,596    $  136,855
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.63% (c)      0.70%         0.72%         0.72%         0.73%         0.86%
Ratio of net expenses to average net
   assets                                          0.63% (c)      0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                              0.65% (c)      0.42%         1.20%         0.84%         0.44%         0.47%
Portfolio turnover rate (d)                          69%           100%           99%           98%           90%          114%


FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)


                                              FOR THE
                                             SIX MONTHS
                                               ENDED         FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                             1/31/2015      YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                             (UNAUDITED)    7/31/2014     7/31/2013     7/31/2012     7/31/2011     7/31/2010
                                             ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period         $    37.71     $    33.22    $    23.50    $    24.49    $    18.82    $    16.39
                                             ----------     ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.48           0.51          0.35          0.42          0.17          0.18
Net realized and unrealized gain (loss)            4.46           4.51          9.85         (1.16)         5.68          2.43
                                             ----------     ----------    ----------    ----------    ----------    ----------
Total from investment operations                   4.94           5.02         10.20         (0.74)         5.85          2.61
                                             ----------     ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.21)         (0.53)        (0.48)        (0.25)        (0.18)        (0.18)
                                             ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period               $    42.44     $    37.71    $    33.22    $    23.50    $    24.49    $    18.82
                                             ==========     ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (b)                                  13.12%         15.14%        43.89%        (3.03)%       31.21%        15.97%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)         $2,308,984     $1,059,728    $  657,759    $  347,740    $  249,781    $   25,406
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.62% (c)      0.69%         0.71%         0.74%         0.79%         0.98%
Ratio of net expenses to average net
   assets                                          0.62% (c)      0.69%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                              2.70% (c)      1.59%         1.37%         1.97%         0.80%         1.18%
Portfolio turnover rate (d)                          48%           100%          107%          126%          108%           95%


(a)   Amount represents less than $0.01 per share.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 60                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)


                                              FOR THE
                                             SIX MONTHS
                                               ENDED          FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                             1/31/2015      YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                             (UNAUDITED)    7/31/2014     7/31/2013     7/31/2012     7/31/2011     7/31/2010
                                             ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period         $    28.07     $    22.62    $    18.51    $    23.75  $      16.05    $    13.62
                                             ----------     ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.22           0.27          0.23          0.14          0.10          0.06
Net realized and unrealized gain (loss)           (8.06)          5.43          4.12         (5.25)         7.71          2.42
                                             ----------     ----------    ----------    ----------    ----------    ----------
Total from investment operations                  (7.84)          5.70          4.35         (5.11)         7.81          2.48
                                             ----------     ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.22)         (0.25)        (0.24)        (0.13)        (0.11)        (0.05)
                                             ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period               $    20.01     $    28.07    $    22.62    $    18.51    $    23.75    $    16.05
                                             ==========     ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                 (28.06)%        25.30%        23.62%       (21.50)%       48.70%        18.26%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)         $  229,084     $  813,925    $  191,135    $  123,065    $  168,610    $   44,149
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.65% (b)      0.70%         0.74%         0.76%         0.75%         0.89%
Ratio of net expenses to average net
   assets                                          0.65% (b)      0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                              1.89% (b)      1.10%         0.82%         0.63%         0.42%         0.36%
Portfolio turnover rate (c)                          35%            72%           93%           90%          101%          103%


FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)


                                              FOR THE
                                             SIX MONTHS
                                               ENDED         FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                             1/31/2015      YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                             (UNAUDITED)    7/31/2014     7/31/2013     7/31/2012     7/31/2011     7/31/2010
                                             ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period         $    21.64     $    19.79    $    14.47    $    14.04    $    13.02    $    10.37
                                             ----------     ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.21 (d)       0.33          0.32          0.21          0.30          0.11
Net realized and unrealized gain (loss)            0.72           1.83          5.32          0.42          1.05          2.65
                                             ----------     ----------    ----------    ----------    ----------    ----------
Total from investment operations                   0.93           2.16          5.64          0.63          1.35          2.76
                                             ----------     ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.20)         (0.31)        (0.32)        (0.20)        (0.33)        (0.11)
                                             ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period               $    22.37     $    21.64    $    19.79    $    14.47    $    14.04    $    13.02
                                             ==========     ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                   4.27%         10.95%        39.45%         4.57%        10.25%        26.68%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)         $  647,526     $  904,448    $  398,820    $  208,369    $  100,380    $  126,257
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.64% (b)      0.69%         0.72%         0.74%         0.74%         0.87%
Ratio of net expenses to average net
   assets                                          0.64% (b)      0.69%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                              1.73% (b)      1.61%         1.92%         1.61%         1.68%         1.43%
Portfolio turnover rate (c)                          40%            55%           65%           93%           62%           89%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(d)   Based on average shares outstanding.


                        See Notes to Financial Statements              Page 61

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)


                                              FOR THE
                                             SIX MONTHS
                                               ENDED         FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                             1/31/2015      YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                             (UNAUDITED)    7/31/2014     7/31/2013     7/31/2012     7/31/2011     7/31/2010
                                             ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period         $    53.13     $    42.58    $    30.00    $    28.54    $    21.56    $    17.66
                                             ----------     ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      (0.01)         (0.01)         0.13          0.02          0.01         (0.03)
Net realized and unrealized gain (loss)            8.08          10.56         12.58          1.46          7.03          3.93
                                             ----------     ----------    ----------    ----------    ----------    ----------
Total from investment operations                   8.07          10.55         12.71          1.48          7.04          3.90
                                             ----------     ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                --             --         (0.13)        (0.02)        (0.06)           --
                                             ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period               $    61.20     $    53.13    $    42.58    $    30.00    $    28.54    $    21.56
                                             ==========     ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                  15.17%         24.78%        42.49%         5.17%        32.67%        22.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)         $2,772,147     $2,151,907    $  981,566    $  532,448    $  241,135    $   47,439
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.62% (b)      0.67%         0.71%         0.73%         0.75%         0.87%
Ratio of net expenses to average net
   assets                                          0.62% (b)      0.67%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                             (0.04)% (b)    (0.01)%        0.36%         0.07%         0.01%        (0.19)%
Portfolio turnover rate (c)                          52%            81%           96%          109%          116%           87%


FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)


                                              FOR THE
                                             SIX MONTHS
                                               ENDED         FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                             1/31/2015      YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                             (UNAUDITED)    7/31/2014     7/31/2013     7/31/2012     7/31/2011     7/31/2010
                                             ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period         $    29.27     $    24.11    $    17.76    $    18.06    $    15.42    $    12.03
                                             ----------     ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.19           0.24          0.32          0.16          0.08          0.11
Net realized and unrealized gain (loss)           (0.08)          5.16          6.34         (0.29)         2.65          3.39
                                             ----------     ----------    ----------    ----------    ----------    ----------
Total from investment operations                   0.11           5.40          6.66         (0.13)         2.73          3.50
                                             ----------     ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.20)         (0.24)        (0.31)        (0.17)        (0.09)        (0.11)
                                             ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period               $    29.18     $    29.27    $    24.11    $    17.76    $    18.06    $    15.42
                                             ==========     ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                   0.34%         22.44%        37.92%        (0.72)%       17.68%        29.16%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)         $  401,198     $  881,038    $  231,413    $  103,876    $   65,913    $   30,845
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.63% (b)      0.69%         0.74%         0.78%         0.79%         0.99%
Ratio of net expenses to average net
   assets                                          0.63% (b)      0.69%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                              1.03% (b)      0.99%         1.65%         0.77%         0.47%         0.95%
Portfolio turnover rate (c)                          53%            95%          110%           97%          102%           95%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemption and in-kind transactions.


Page 62                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)


                                              FOR THE
                                             SIX MONTHS
                                               ENDED         FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                             1/31/2015      YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                             (UNAUDITED)    7/31/2014     7/31/2013     7/31/2012     7/31/2011     7/31/2010
                                             ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period         $    32.55     $    27.93    $    22.79    $    24.22    $    19.98    $    15.26
                                             ----------     ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.33           0.35          0.57          0.29          0.22          0.25
Net realized and unrealized gain (loss)           (2.64)          4.60          5.17         (1.45)         4.40          4.72
                                             ----------     ----------    ----------    ----------    ----------    ----------
Total from investment operations                  (2.31)          4.95          5.74         (1.16)         4.62          4.97
                                             ----------     ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.36)         (0.33)        (0.60)        (0.27)        (0.38)        (0.25)
                                             ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period               $    29.88     $    32.55    $    27.93    $    22.79    $    24.22    $    19.98
                                             ==========     ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                  (7.17)%        17.73%        25.39%        (4.78)%       23.12%        32.72%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)         $  185,268     $  706,424    $  251,349    $  144,689    $  588,549    $  148,839
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.65% (b)      0.70%         0.73%         0.73%         0.73%         0.84%
Ratio of net expenses to average net
   assets                                          0.65% (b)      0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                              1.43% (b)      1.16%         1.75%         1.14%         0.77%         1.15%
Portfolio turnover rate (c)                          51%            76%           82%           92%          116%           90%


FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)


                                              FOR THE
                                             SIX MONTHS
                                               ENDED         FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                             1/31/2015      YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                             (UNAUDITED)    7/31/2014     7/31/2013     7/31/2012     7/31/2011     7/31/2010
                                             ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period         $    31.74     $    25.97    $    20.97    $    21.81    $    18.12    $    14.47
                                             ----------     ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.16           0.08          0.13         (0.01)        (0.02)        (0.04)
Net realized and unrealized gain (loss)            1.62           5.78          5.00         (0.82)         3.72          3.69
                                             ----------     ----------    ----------    ----------    ----------    ----------
Total from investment operations                   1.78           5.86          5.13         (0.83)         3.70          3.65
                                             ----------     ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.16)         (0.09)        (0.13)        (0.01)        (0.01)           --
                                             ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period               $    33.36     $    31.74    $    25.97    $    20.97    $    21.81    $    18.12
                                             ==========     ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                   5.59%         22.59%        24.54%        (3.80)%       20.40%        25.22%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)         $1,085,907     $  834,967    $  284,543    $  216,060    $  197,529    $   59,875
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.63% (b)      0.70%         0.72%         0.74%         0.74%         0.90%
Ratio of net expenses to average net
   assets                                          0.63% (b)      0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                              0.95% (b)      0.28%         0.53%        (0.06)%       (0.14)%       (0.40)%
Portfolio turnover rate (c)                          43%            85%           82%          101%          109%          112%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements              Page 63

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)


                                              FOR THE
                                             SIX MONTHS
                                               ENDED         FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                             1/31/2015      YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                             (UNAUDITED)    7/31/2014     7/31/2013     7/31/2012     7/31/2011     7/31/2010
                                             ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period         $    22.59     $    20.56    $    18.34    $    17.65    $    15.42    $    13.66
                                             ----------     ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.37           0.59          0.64          0.45          0.39          0.38
Net realized and unrealized gain (loss)            2.51           2.04          2.22          0.70          2.22          1.76
                                             ----------     ----------    ----------    ----------    ----------    ----------
Total from investment operations                   2.88           2.63          2.86          1.15          2.61          2.14
                                             ----------     ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.38)         (0.60)        (0.64)        (0.46)        (0.38)        (0.38)
                                             ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period               $    25.09     $    22.59    $    20.56    $    18.34    $    17.65    $    15.42
                                             ==========     ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                  12.85%         13.08%        15.91%         6.65%        17.03%        15.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)         $  816,567     $  634,851    $  205,554    $  147,658    $   87,366    $   30,837
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.70% (b)      0.70%         0.73%         0.72%         0.79%         0.92%
Ratio of net expenses to average net
   assets                                          0.70% (b)      0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                              2.33% (b)      2.31%         3.53%         2.83%         2.77%         2.97%
Portfolio turnover rate (c)                          52%            83%           74%           72%           66%           60%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 64                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2015 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-one exchange-traded funds considered either a Sector Fund or a Style Fund, each type having a separate report. This report covers the nine Sector Funds listed below. The shares of each Sector Fund are listed and traded on the NYSE Arca, Inc.

     First Trust Consumer Discretionary AlphaDEX(R) Fund - (ticker "FXD") First Trust Consumer Staples AlphaDEX(R) Fund - (ticker "FXG")
     First Trust Energy AlphaDEX(R) Fund - (ticker "FXN")
     First Trust Financials AlphaDEX(R) Fund - (ticker "FXO")
     First Trust Health Care AlphaDEX(R) Fund - (ticker "FXH")
     First Trust Industrials/Producer Durables AlphaDEX(R) Fund - (ticker
       "FXR")
     First Trust Materials AlphaDEX(R) Fund - (ticker "FXZ")
     First Trust Technology AlphaDEX(R) Fund - (ticker "FXL")
     First Trust Utilities AlphaDEX(R) Fund - (ticker "FXU")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in a Fund's relevant index. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:


FUND                                                                      INDEX
First Trust Consumer Discretionary AlphaDEX(R) Fund                       StrataQuant(R) Consumer Discretionary Index (1)
First Trust Consumer Staples AlphaDEX(R) Fund                             StrataQuant(R) Consumer Staples Index (1)
First Trust Energy AlphaDEX(R) Fund                                       StrataQuant(R) Energy Index (1)
First Trust Financials AlphaDEX(R) Fund                                   StrataQuant(R) Financials Index (1)
First Trust Health Care AlphaDEX(R) Fund                                  StrataQuant(R) Health Care Index (1)
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                StrataQuant(R) Industrials Index (1)
First Trust Materials AlphaDEX(R) Fund                                    StrataQuant(R) Materials Index (1)
First Trust Technology AlphaDEX(R) Fund                                   StrataQuant(R) Technology Index (1)
First Trust Utilities AlphaDEX(R) Fund                                    StrataQuant(R) Utilities Index (1)


(1) This index is developed, maintained and sponsored by NYSE Group, Inc. or its affiliates ("NYSE Group"), and licensed to First Trust Portfolios L.P. ("FTP"), the distributor of the Trust, by Archipelago Holdings, Inc. ("Archipelago"), an affiliate of NYSE Group. Prior to the acquisition of the American Stock Exchange LLC (the "AMEX") by NYSE Group, the index was developed, maintained and sponsored by AMEX.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's

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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2015 (UNAUDITED)

Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The NASDAQ(R) Stock Market, LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are fair valued at cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of January 31, 2015, is included with each Fund's Portfolio of Investments.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2015 (UNAUDITED)

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Accounting Standards Update No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11") requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. In addition, Accounting Standards Update No. 2013-1 "Clarifying the Scope of Offsetting Assets and Liabilities" ("ASU 2013-1"), specifies exactly which transactions are subject to offsetting disclosures. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

D. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund's costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, a Fund could suffer additional losses if a court determines that the Fund's interest in the collateral is not enforceable.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended January 31, 2015, were received as collateral for lending securities.

E. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral,

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2015 (UNAUDITED)

which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At January 31, 2015, all the Funds except FXU have securities in the securities lending program. During the six months ended January 31, 2015, all the Funds participated in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

F. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2014 was as follows:


                                                           Distributions paid from  Distributions paid from  Distributions paid from
                                                               Ordinary Income           Capital Gains          Return of Capital
                                                           -----------------------  -----------------------  -----------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund            $      3,883,480         $      --                $      --
First Trust Consumer Staples AlphaDEX(R) Fund                        14,344,261                --                       --
First Trust Energy AlphaDEX(R) Fund                                   4,410,821                --                       --
First Trust Financials AlphaDEX(R) Fund                              10,277,236                --                       --
First Trust Health Care AlphaDEX(R) Fund                                     --                --                       --
First Trust Industrials/Producer Durables AlphaDEX(R) Fund            6,616,946                --                       --
First Trust Materials AlphaDEX(R) Fund                                5,962,686                --                       --
First Trust Technology AlphaDEX(R) Fund                               2,038,763                --                       --
First Trust Utilities AlphaDEX(R) Fund                                4,647,816                --                       --


As of July 31, 2014, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                          Accumulated
                                                                Undistributed             Capital and            Net Unrealized
                                                                  Ordinary                   Other                Appreciation
                                                                   Income                 Gain (Loss)            (Depreciation)
                                                           -----------------------  -----------------------  -----------------------

First Trust Consumer Discretionary AlphaDEX(R) Fund            $             --         $   (118,317,748)        $     37,323,615
First Trust Consumer Staples AlphaDEX(R) Fund                           625,895              (44,030,733)             (10,622,867)
First Trust Energy AlphaDEX(R) Fund                                     570,369              (38,264,390)               3,505,027
First Trust Financials AlphaDEX(R) Fund                               1,524,762              (20,184,451)               2,477,513
First Trust Health Care AlphaDEX(R) Fund                                     --              (47,611,432)             154,533,142
First Trust Industrials/Producer Durables AlphaDEX(R) Fund              234,232              (23,332,341)             (33,186,433)
First Trust Materials AlphaDEX(R) Fund                                  712,114              (64,599,728)             (18,199,372)
First Trust Technology AlphaDEX(R) Fund                                      --              (63,464,534)              24,737,526
First Trust Utilities AlphaDEX(R) Fund                                  529,132              (15,034,887)             (13,920,852)

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2015 (UNAUDITED)

G. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2011, 2012, 2013 and 2014 remain open to federal and state audit. As of January 31, 2015, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses arising in taxable years after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At July 31, 2014, the Funds had pre-enactment and post-enactment net capital losses for federal income tax purposes as shown in the following table. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.


                             Capital Loss   Capital Loss   Capital Loss   Capital Loss   Capital Loss       Post           Total
                               Available      Available     Available       Available      Available     Enactment -      Capital
                                through        through       through         through        through          No            Loss
                               7/31/2015      7/31/2016     7/31/2017       7/31/2018      7/31/2019     Expiration      Available
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------
First Trust Consumer
     Discretionary
     AlphaDEX(R) Fund        $       2,058  $      64,889  $     783,283  $   1,138,594  $   9,617,858  $ 106,711,066  $ 118,317,748
First Trust Consumer Staples
     AlphaDEX(R) Fund                   --         63,580        422,511      1,058,131             --     42,486,511     44,030,733
First Trust Energy
     AlphaDEX(R) Fund                   --         73,845      2,326,320      2,084,336      3,349,453     30,430,436     38,264,390
First Trust Financials
     AlphaDEX(R) Fund                2,757         13,300        671,958      1,630,337      3,464,108     14,401,991     20,184,451
First Trust Health Care
     AlphaDEX(R) Fund               18,355         28,397        774,570      2,582,977      1,764,162     42,442,971     47,611,432
First Trust Industrials/
     Producer Durables
     AlphaDEX(R) Fund               23,631        183,210        798,398      1,325,584      1,133,736     19,867,782     23,332,341
First Trust Materials
     AlphaDEX(R) Fund                4,424         13,424      1,265,429        886,622      7,397,299     55,032,530     64,599,728
First Trust Technology
     AlphaDEX(R) Fund               12,398         22,456      1,608,491      2,508,150      2,516,610     56,796,429     63,464,534
First Trust Utilities
     AlphaDEX(R) Fund                   --             --        557,777      1,956,482             --     12,520,628     15,034,887


H. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.

FTP has entered into licensing agreements with Archipelago for each of the Funds. The license agreements allow for the use by FTP of certain trademarks and trade names of Archipelago and certain trademarks and trade names of NYSE Group, Inc. The Funds and the Advisor are sub-licensees to the license agreement. The Funds are required to pay licensing fees, which are shown on the Statements of Operations.

I. ACCOUNTING PRONOUNCEMENT

In June 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2014-11, Transfers and Servicing (Topic
860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. A repurchase-to-maturity transaction is one where the repurchase agreement settles at the same time as the maturity of the transferred financial asset. These transactions, unlike other repurchase agreements, were accounted for as sales and purchases instead of being treated as secured

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2015 (UNAUDITED)

borrowings. This ASU changes that accounting practice and treats all repurchase agreements as secured borrowings. The ASU additionally requires two new disclosures which are intended to: a) disclose information on transferred assets accounted for as sales in transactions that are economically similar to repurchase agreements, and b) provide increased transparency about the types of collateral pledged in repurchase agreements and similar transactions accounted for as secured borrowings.

The ASU impacts all entities that enter into repurchase-to-maturity transactions, entities that account for these transactions as a sale and a purchase, and entities that engage in repurchase agreements and securities lending transactions.

The ASU is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds' financial statement disclosures.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

For these services, First Trust is paid an annual management fee of 0.50% of each Fund's average daily net assets. The Trust and First Trust have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year (the "Expense Cap"). The Expense Cap will be in effect until at least November 30, 2015.

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees waived by First Trust. These amounts are included in "Expenses previously waived or reimbursed" on the Statements of Operations.

The advisory fee waivers and expense reimbursements for the six months ended January 31, 2015 and the fees waived or expenses borne by the Advisor subject to recovery from each Fund for the periods indicated were as follows:


                                                         Fees Waived or Expenses Borne by Advisor Subject to Recovery
                                                     -------------------------------------------------------------------
                              Advisory    Expense        Year           Year           Year       Six Months
                                Fee        Reim-         Ended          Ended          Ended        Ended
                              Waivers    bursements    7/31/2012      7/31/2013      7/31/2014    1/31/2015     Total
                             ----------  ----------  -------------  -------------  -------------  ----------  ----------
First Trust Utilities
   AlphaDEX(R) Fund          $       --  $       --  $          --  $      12,902  $          --  $       --  $   12,902


During the six months ended January 31, 2015, the Advisor recovered fees that were previously waived from First Trust Consumer Discretionary AlphaDEX(R) Fund, First Trust Materials AlphaDEX(R) Fund and First Trust Utilities AlphaDEX(R) Fund of $29,589, $6,073 and $73,308, respectively.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the servicing agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Trust. As custodian, BNYM is responsible for custody of the Trust's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Trust's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Trust. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2015 (UNAUDITED)


                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended January 31, 2015, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:


                                                                          Purchases              Sales
                                                                       ---------------      ---------------

First Trust Consumer Discretionary AlphaDEX(R) Fund                    $   950,928,986      $   949,469,424
First Trust Consumer Staples AlphaDEX(R) Fund                              849,604,620          879,754,024
First Trust Energy AlphaDEX(R) Fund                                        152,559,408          152,755,960
First Trust Financials AlphaDEX(R) Fund                                    326,383,699          326,861,701
First Trust Health Care AlphaDEX(R) Fund                                 1,266,807,452        1,271,968,732
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                 426,303,127          423,649,805
First Trust Materials AlphaDEX(R) Fund                                     212,228,473          208,236,524
First Trust Technology AlphaDEX(R) Fund                                    439,285,010          438,842,643
First Trust Utilities AlphaDEX(R) Fund                                     240,708,486          240,466,380

For the six months ended January 31, 2015, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                                          Purchases              Sales
                                                                       ---------------      ---------------

First Trust Consumer Discretionary AlphaDEX(R) Fund                    $ 1,452,108,928      $   792,319,410
First Trust Consumer Staples AlphaDEX(R) Fund                            1,644,973,457          567,468,964
First Trust Energy AlphaDEX(R) Fund                                        111,592,158          560,129,660
First Trust Financials AlphaDEX(R) Fund                                    748,803,733        1,005,791,643
First Trust Health Care AlphaDEX(R) Fund                                 1,632,654,418        1,328,125,978
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                 520,768,726          975,343,936
First Trust Materials AlphaDEX(R) Fund                                     354,858,272          841,794,794
First Trust Technology AlphaDEX(R) Fund                                    563,456,460          386,496,097
First Trust Utilities AlphaDEX(R) Fund                                     705,196,422          539,016,483


                   5. CREATION, REDEMPTION & TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the daily NAV per Share of each Fund on the transaction date times the number of Shares in a Creation Unit. Purchasers of Creation Units must pay to BNYM, as transfer agent, a standard creation transaction fee (the "Creation Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                  NUMBER OF SECURITIES             CREATION
                   IN A CREATION UNIT           TRANSACTION FEE
                -------------------------      -----------------
                          1-100                     $  500
                         101-499                    $1,000
                       500 or more                  $1,500


The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to transactions effected outside of the clearing process (i.e., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. The price for each Creation Unit will equal the daily NAV per Share of a Fund on the transaction date times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Parties redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                  NUMBER OF SECURITIES            REDEMPTION
                   IN A CREATION UNIT           TRANSACTION FEE
                -------------------------      -----------------
                          1-100                     $  500
                         101-499                    $1,000
                       500 or more                  $1,500

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2015 (UNAUDITED)

The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the clearing process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, the Funds will not pay 12b-1 fees any time before December 31, 2015.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there was the following subsequent event:

On March 9, 2015, the Board of Trustees of the Funds approved the continuation of the Recovery Agreement to November 30, 2016, and the Distribution and Service Plan to December 31, 2016.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2015 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of each Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.


                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND.

The following summarizes some of the risks that should be considered for the Funds.

Each Fund's shares will change in value, and you could lose money by investing in a Fund. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Overall stock market values could decline generally or could underperform other investments.

An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on the secondary market may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the Fund shares' net asset value. Unlike shares of open-end mutual funds, investors are generally not able to purchase ETF shares directly from a Fund and individual ETF shares are not redeemable. However, specified large blocks of ETF shares called creation units can be purchased from, or redeemed to, a Fund.

Each Fund is subject to index tracking risk. You should anticipate that the value of each Fund's shares will decline, more or less, in correlation with any decline in the value of that Fund's corresponding index.

Each Fund's return may not match the return of the index it seeks to track for a number of reasons. While First Trust seeks to have a correlation of 0.95 or better, before expenses, between a Fund's performance and the performance of its corresponding index, there can be no assurance that a Fund will be able to achieve such a correlation. Accordingly, each Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of its corresponding index.

Each Fund is exposed to additional market risk due to its policy of investing principally in the securities included in its corresponding index. As a result of this policy, securities held by each Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. As a result, the Funds will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the index the Fund seeks to track.

Each Fund relies on a license and related sublicense from an index provider that permits it to use its corresponding index and associated trade names, trademarks and service marks in connection with the name and investment strategies of the Fund. Such license and related sublicense may be terminated by the index provider and, as a result, a Fund may lose its ability to use such intellectual property. There is no guarantee the index provider has all the rights to license such intellectual property on behalf of the Fund. In the event the license is terminated or the index provider does not have rights to license such intellectual property, it may have a significant effect on the operation of the respective Fund.

Each Fund is subject to issuer specific change risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2015 (UNAUDITED)

Each Fund may be concentrated in stocks of companies in an individual industry if the Fund's corresponding index is concentrated in such industry. A concentration makes a Fund more susceptible to any single occurrence affecting the industry and may subject a Fund to greater market risk than more diversified funds.

Each Fund is considered to be non-diversified. As a result, each Fund is exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, changes in the market value of a single portfolio security could cause greater fluctuations in share price than would occur in a diversified fund. Furthermore, non-diversified funds are more susceptible to any single political, regulatory or economic occurrence.

Each Fund is not actively managed. A Fund may be affected by a general decline in certain market segments relating to a Fund's corresponding index. A Fund invests in securities included in or representative of its corresponding index regardless of its investment merit. A Fund generally will not attempt to take defensive positions in declining markets.

The First Trust Consumer Discretionary AlphaDEX(R) Fund, the First Trust Consumer Staples AlphaDEX(R) Fund, the First Trust Energy AlphaDEX(R) Fund, the First Trust Financials AlphaDEX(R) Fund, the First Trust Health Care AlphaDEX(R) Fund, the First Trust Industrials/Producer Durables AlphaDEX(R) Fund, the First Trust Materials AlphaDEX(R) Fund, the First Trust Technology AlphaDEX(R) Fund and the First Trust Utilities AlphaDEX(R) Fund may invest in small capitalization and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

The First Trust Consumer Discretionary AlphaDEX(R) Fund invests in the securities of companies in the consumer discretionary sector. Companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

The First Trust Consumer Staples AlphaDEX(R) Fund invests in the securities of companies in the consumer staples sector. Companies in the consumer staples sector provide products directly to the consumer that are typically considered non-discretionary items based on consumer purchasing habits and may be affected by a variety of factors which could impact company profitability. For instance, government regulations may affect the permissibility of using various food additives and the production methods of companies that manufacture food products.

The First Trust Energy AlphaDEX(R) Fund invests in the securities of companies in the energy sector. The companies in the energy sector include integrated oil companies that are involved in the exploration, production and refining process, gas distributors and pipeline-related companies and other energy companies involved with mining, producing and delivering energy-related services and drilling. General problems of issuers in the energy sector include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Natural disasters such as hurricanes in the Gulf of Mexico will also impact the petroleum industry. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, oil prices have been extremely volatile.

The First Trust Financials AlphaDEX(R) Fund invests in the securities of companies in the financials sector. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; decreases in the availability of capital; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. In addition, the Fund may invest in companies that may be significantly affected by the downturn in the U.S. and world economies that began with the significant decline in the subprime mortgage lending market in the United States.

The First Trust Health Care AlphaDEX(R) Fund invests in the securities of companies in the health care sector. Companies in the health care sector are involved in medical services or health care, including biotechnology research and production, drugs and pharmaceuticals and health care facilities and services, and are subject to extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulation. Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that the product will ever come to market. Health care facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.

The First Trust Industrials/Producer Durables AlphaDEX(R) Fund invests in the securities of companies in the industrials and producer durables sectors. Many companies in these sectors convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industries included in these sectors are electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of these companies include the general state of the economy, intense

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2015 (UNAUDITED)

competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

The First Trust Materials AlphaDEX(R) Fund invests in the securities of companies in the materials sector. Companies in the materials sector are involved in the extracting or processing of raw materials. General risks of these companies include the general state of the economy, consolidation, domestic and international politics and excess capacity. In addition, materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

The First Trust Technology AlphaDEX(R) Fund invests in the securities of companies in the technology sector. General risks of technology companies include the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards, and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel.

The First Trust Utilities AlphaDEX(R) Fund invests in the securities of companies in the utilities sector. General problems of issuers in the utilities sector include the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. All of such issuers have been experiencing certain of these problems in varying degrees.

Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of a Fund's assets can decline as can the value of a Fund's distributions. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

The Funds may invest in non-U.S. securities publicly traded in the United States. Securities issued by non-U.S. companies present risks beyond those of securities of U.S. issuers. Risks of investing in non-U.S. securities include: different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluation, blockages or transfer restrictions; changes in non-U.S. currency exchange rates; taxes; restrictions on non-U.S. investments and exchange of securities; and less government supervision and regulation of issuers in non-U.S. countries. Prices of non-U.S. securities also may be more volatile.


          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE

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


--------------------------------------------------------------------------------

FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
SECTOR FUNDS

--------------------------------------------------------------------------------

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187


ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286


INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606


LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

--------------------------------------------------------------------------------

FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND


Semi-Annual Report                                              January 31, 2015

--------------------------------------------------------------------------------

AlphaDEX(R) Sector Funds
------------------------

First Trust Large Cap Core AlphaDEX(R) Fund (FEX)
First Trust Mid Cap Core AlphaDEX(R) Fund (FNX)
First Trust Small Cap Core AlphaDEX(R) Fund (FYX)
First Trust Large Cap Value AlphaDEX(R) Fund (FTA)
First Trust Large Cap Growth AlphaDEX(R) Fund (FTC)
First Trust Multi Cap Value AlphaDEX(R) Fund (FAB)
First Trust Multi Cap Growth AlphaDEX(R) Fund (FAD)
First Trust Mid Cap Value AlphaDEX(R) Fund (FNK)
First Trust Mid Cap Growth AlphaDEX(R) Fund (FNY)
First Trust Small Cap Value AlphaDEX(R) Fund (FYT)
First Trust Small Cap Growth AlphaDEX(R) Fund (FYC)
First Trust Mega Cap AlphaDEX(R) Fund (FMK)

                                  AlphaDEX(R)
                                 FAMILY OF ETFs

      AlphaDEX(R) is a registered trademark of First Trust Portfolios L.P.
      --------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------


                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                JANUARY 31, 2015

Shareholder Letter..........................................................   2
Market Overview.............................................................   3
Fund Performance Overview
      First Trust Large Cap Core AlphaDEX(R) Fund (FEX).....................   4
      First Trust Mid Cap Core AlphaDEX(R) Fund (FNX).......................   6
      First Trust Small Cap Core AlphaDEX(R) Fund (FYX).....................   8
      First Trust Large Cap Value AlphaDEX(R) Fund (FTA)....................  10
      First Trust Large Cap Growth AlphaDEX(R) Fund (FTC)...................  12
      First Trust Multi Cap Value AlphaDEX(R) Fund (FAB)....................  14
      First Trust Multi Cap Growth AlphaDEX(R) Fund (FAD)...................  16
      First Trust Mid Cap Value AlphaDEX(R) Fund (FNK)......................  18
      First Trust Mid Cap Growth AlphaDEX(R) Fund (FNY).....................  20
      First Trust Small Cap Value AlphaDEX(R) Fund (FYT)....................  22
      First Trust Small Cap Growth AlphaDEX(R) Fund (FYC)...................  24
      First Trust Mega Cap AlphaDEX(R) Fund (FMK)...........................  26
Notes to Fund Performance Overview..........................................  28
Understanding Your Fund Expenses............................................  29
Portfolio of Investments
      First Trust Large Cap Core AlphaDEX(R) Fund (FEX).....................  31
      First Trust Mid Cap Core AlphaDEX(R) Fund (FNX).......................  37
      First Trust Small Cap Core AlphaDEX(R) Fund (FYX).....................  43
      First Trust Large Cap Value AlphaDEX(R) Fund (FTA)....................  51
      First Trust Large Cap Growth AlphaDEX(R) Fund (FTC)...................  55
      First Trust Multi Cap Value AlphaDEX(R) Fund (FAB)....................  59
      First Trust Multi Cap Growth AlphaDEX(R) Fund (FAD)...................  68
      First Trust Mid Cap Value AlphaDEX(R) Fund (FNK)......................  76
      First Trust Mid Cap Growth AlphaDEX(R) Fund (FNY).....................  81
      First Trust Small Cap Value AlphaDEX(R) Fund (FYT)....................  85
      First Trust Small Cap Growth AlphaDEX(R) Fund (FYC)...................  90
      First Trust Mega Cap AlphaDEX(R) Fund (FMK)...........................  94
Statements of Assets and Liabilities........................................  96
Statements of Operations....................................................  99
Statements of Changes in Net Assets......................................... 102
Financial Highlights........................................................ 106
Notes to Financial Statements............................................... 113
Additional Information...................................................... 122

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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks in investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                JANUARY 31, 2015

Dear Shareholders:

Thank you for your investment in the Style Funds of First Trust Exchange-Traded AlphaDEX(R) Fund.

First Trust Advisors L.P. ("First Trust") is pleased to provide you with the semi-annual report which contains detailed information about your investment for the six months ended January 31, 2015, including a market overview and a performance analysis for the period. We encourage you to read this report and discuss it with your financial advisor.

U.S. markets, fueled by accelerating growth and an accommodating Federal Reserve, enjoyed a prosperous year, with the S&P 500(R) Index (the "Index") posting a total return of 13.69% in 2014 (January - December). For the six months covered by this report, some economic and global factors, including the continued conflict in the Middle East and a sharp decline in oil prices, forced the market down but were not enough to halt the market rally. The Index still ended the period in positive territory with a return of 4.37% for the six months ended January 31, 2015. This was the Index's eighth consecutive quarter of positive returns, although past performance can never assure future results.

As I have written previously, First Trust believes investors should maintain perspective about the markets and have realistic expectations about their investments. Markets will always go up and down, but we believe that having a long-term investment horizon and being invested in quality products can help you reach your goals.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value the relationship and will continue to focus on our disciplined investment approach and long-term perspective.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
MARKET OVERVIEW
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2015

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line.

Mr. Carey has over 20 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE U.S. ECONOMY

The current U.S. economic recovery is 67 months old as of January 31, 2015. From June 30, 2009 to December 31, 2014 (most recent GDP release was Q4 2014), GDP growth averaged 2.2%, according to the Bureau of Economic Analysis (BEA). The past three quarters (Q2 2014, Q3 2014 and Q4 2014), however, produced annualized GDP growth rates of 4.6%, 5.0% and 2.6%, respectively, according to the BEA. U.S. GDP forecasts from the World Bank and the International Monetary Fund call for a 3.1% to 3.2% growth rate, respectively, in 2015, which is stronger than the 2.2% average growth rate posted so far in the current economic recovery. The last time U.S. GDP growth was 3.0% or higher was in 2005 (3.3%), according to the BEA.

Perhaps one of the biggest surprises in the economy in recent months has been the strengthening U.S. dollar. From June 30, 2014 through January 31, 2015, the U.S. Dollar Index rose by 18.8%, according to Bloomberg. The U.S. Dollar Index indicates the general international value of the dollar relative to a basket of major world currencies. It is no coincidence, in our opinion, that the plunge in the price of crude oil coincided with the surge in the relative value of the U.S. dollar. Crude oil, like most commodities, is priced in dollars for many who purchase it in the global marketplace. When the dollar appreciates, it can make it more costly to buy oil at the current exchange rate, resulting in buyers purchasing less. A strengthening dollar can also reflect a change in sentiment from foreign investors if they believe that the U.S. economy is improving at a time when global growth is softening, which has been the prevailing climate over the past 6-12 months, in our opinion.

The current bull market in U.S. stocks has been broad-based. That means that the vast majority of stocks have participated in this bull market. Equity investors were a bit cautious in 2014. Three of the top four performing S&P 500(R) Index sectors (Utilities, Health Care and Consumer Staples) are characterized as defensive in nature. Investors also continued to funnel capital into bonds. The one event that some had predicted might happen in 2014, but did not, was the "great rotation" out of bond mutual funds into equities and other risk assets. While the Federal Reserve did end its monthly bond purchase program in October 2014, it did not raise rates. Perhaps 2015 will be the year.

STYLE/MARKET CAP INVESTING

One barometer for gauging investors' appetites for equities is tracking money flows in and out of open-end funds and ETFs. For the 12-month period ended January 31, 2015, U.S. Equity funds and ETFs reported net inflows totaling $63.9 billion, according to data from Morningstar. Investors clearly favored passive funds over actively managed funds. Passive U.S. Equity funds and ETFs reported net inflows totaling $175.0 billion, compared to net outflows totaling $111.1 billion for actively managed U.S. Equity funds and ETFs.

For the 12-month period ended January 31, 2015, Morningstar reported the following net flows to these nine Style/Market Cap fund categories: $107.3 billion (Large Blend); $19.8 billion (Large Value); -$43.6 billion (Large Growth); $11.6 billion (Mid-Cap Blend); -$1.6 billion (Mid-Cap Value); -$16.0 billion (Mid-Cap Growth); -$261.0 million (Small Blend); $301.0 million (Small Value); and -$13.6 billion (Small Growth).

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

The First Trust Large Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Large Cap Core Index (the "Large Cap Core Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Large Cap Core Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FEX."

The Large Cap Core Index is a modified equal-dollar weighted index designed by S&P Dow Jones Indices LLC ("S&P") to objectively identify and select stocks from the S&P 500(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL               CUMULATIVE
                                                                                  TOTAL RETURNS              TOTAL RETURNS
                                               6 Months       1 Year         5 Years      Inception      5 Years      Inception
                                                 Ended         Ended          Ended       (5/8/07)        Ended       (5/8/07)
                                                1/31/15       1/31/15        1/31/15     to 1/31/15      1/31/15     to 1/31/15

FUND PERFORMANCE
NAV                                              3.92%        13.93%         16.38%         6.49%        113.52%        62.65%
Market Price                                     3.94%        13.92%         16.39%         6.50%        113.56%        62.71%

INDEX PERFORMANCE
Defined Large Cap Core Index                     4.25%        14.68%         17.22%         7.28%        121.27%        72.21%
S&P 500(R) Index                                 4.37%        14.22%         15.60%         5.95%        106.41%        56.38%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2015
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
Consumer Discretionary                      18.66%
Energy                                      13.68
Financials                                  12.17
Health Care                                 12.14
Industrials                                 12.11
Information Technology                      11.71
Utilities                                    8.61
Materials                                    5.37
Consumer Staples                             4.12
Telecommunication Services                   1.43
                                           -------
  Total                                    100.00%
                                           =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2015
----------------------------------------------------------
                                           % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
Electronic Arts, Inc.                        0.53%
CF Industries Holdings, Inc.                 0.51
Newfield Exploration Co.                     0.50
Health Care REIT, Inc.                       0.50
Monster Beverage Corp.                       0.49
Kroger (The) Co.                             0.49
Valero Energy Corp.                          0.49
Southwest Airlines Co.                       0.49
AmerisourceBergen Corp.                      0.48
UnitedHealth Group, Inc.                     0.48
                                           -------
  Total                                      4.96%
                                           =======


-----------------------------

The Defined Large Cap Core Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Large Cap Core Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P Dow Jones Indices LLC and have been sub-licensed for use by First Trust Portfolios L.P. The First Trust Large Cap Core AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MAY 8, 2007 - JANUARY 31, 2015

              First Trust
             Large Cap Core       Defined Large Cap            S&P 500(R)
            AlphaDEX(R) Fund         Core Index                  Index
5/8/07          $10000                $10000                    $10000
7/31/07           9560                  9579                      9690
1/31/08           9022                  9071                      9271
7/31/08           8304                  8383                      8615
1/31/09           5325                  5398                      5690
7/31/09           6711                  6830                      6896
1/31/10           7618                  7783                      7576
7/31/10           8205                  8410                      7850
1/31/11           9765                 10049                      9257
7/31/11           9891                 10216                      9393
1/31/12           9963                 10335                      9647
7/31/12          10109                 10520                     10250
1/31/13          11623                 12141                     11266
7/31/13          13283                 13921                     12813
1/31/14          14276                 15018                     13690
7/31/14          15651                 16520                     14983
1/31/15          16264                 17222                     15637


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2009 through January 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/09 - 7/31/10        151                0              0              0
8/1/10 - 7/31/11        211                0              0              0
8/1/11 - 7/31/12        190                2              0              0
8/1/12 - 7/31/13        149                0              0              0
8/1/13 - 7/31/14        236                0              0              0
8/1/14 - 1/31/15        105                0              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/09 - 7/31/10        100                0              0              0
8/1/10 - 7/31/11         41                0              0              0
8/1/11 - 7/31/12         61                0              0              0
8/1/12 - 7/31/13        101                0              0              0
8/1/13 - 7/31/14         16                0              0              0
8/1/14 - 1/31/15         21                0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

The First Trust Mid Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Mid Cap Core Index (the "Mid Cap Core Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Mid Cap Core Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FNX."

The Mid Cap Core Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P MidCap 400(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL               CUMULATIVE
                                                                                  TOTAL RETURNS              TOTAL RETURNS
                                               6 Months       1 Year         5 Years      Inception      5 Years      Inception
                                                 Ended         Ended          Ended       (5/8/07)        Ended       (5/8/07)
                                                1/31/15       1/31/15        1/31/15     to 1/31/15      1/31/15     to 1/31/15

FUND PERFORMANCE
NAV                                              1.72%         5.71%         16.24%         7.92%        112.21%        80.35%
Market Price                                     1.76%         5.75%         16.24%         7.93%        112.20%        80.49%

INDEX PERFORMANCE
Defined Mid Cap Core Index                       2.06%         6.44%         17.09%         8.72%        120.05%        90.87%
S&P MidCap 400(R) Index                          5.47%        10.89%         17.04%         7.93%        119.62%        80.42%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2015
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
Financials                                  17.38%
Industrials                                 16.42
Consumer Discretionary                      15.92
Information Technology                      15.32
Energy                                       9.53
Materials                                    9.34
Health Care                                  6.94
Utilities                                    5.83
Consumer Staples                             2.89
Telecommunication Services                   0.43
                                           -------
  Total                                    100.00%
                                           =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2015
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
Skyworks Solutions, Inc.                     0.66%
Alaska Air Group, Inc.                       0.66
Orbital ATK, Inc.                            0.65
Qorvo, Inc.                                  0.64
Graham Holdings Co., Class B                 0.63
VCA, Inc.                                    0.62
JetBlue Airways Corp.                        0.61
Domino's Pizza, Inc.                         0.61
Centene Corp.                                0.61
Patterson-UTI Energy, Inc.                   0.60
                                           -------
  Total                                      6.29%
                                           =======


-----------------------------

The Defined Mid Cap Core Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Mid Cap Core Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P Dow Jones Indices LLC and have been sub-licensed for use by First Trust Portfolios L.P. The First Trust Mid Cap Core AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MAY 8, 2007 - JANUARY 31, 2015

              First Trust
              Mid Cap Core              Defined Mid Cap             S&P MidCap
            AlphaDEX(R) Fund              Core Index               400(R) Index
5/8/07          $10000                      $10000                   $10000
7/31/07           9527                        9540                     9615
1/31/08           8872                        8911                     9091
7/31/08           8812                        8889                     9138
1/31/09           5561                        5625                     5731
7/31/09           7453                        7576                     7288
1/31/10           8498                        8674                     8215
7/31/10           9236                        9464                     8951
1/31/11          11339                       11665                    10964
7/31/11          11693                       12072                    11256
1/31/12          11880                       12312                    11260
7/31/12          11771                       12248                    11391
1/31/13          13743                       14352                    13350
7/31/13          15621                       16366                    15151
1/31/14          17060                       17932                    16269
7/31/14          17728                       18701                    17103
1/31/15          18039                       19086                    18033


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2009 through January 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/09 - 7/31/10        184                2              0              0
8/1/10 - 7/31/11        217                0              0              0
8/1/11 - 7/31/12        151                0              0              0
8/1/12 - 7/31/13        177                0              0              0
8/1/13 - 7/31/14        214                0              0              0
8/1/14 - 1/31/15         88                0              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/09 - 7/31/10         65                0              0              0
8/1/10 - 7/31/11         35                0              0              0
8/1/11 - 7/31/12        102                0              0              0
8/1/12 - 7/31/13         73                0              0              0
8/1/13 - 7/31/14         38                0              0              0
8/1/14 - 1/31/15         38                0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

The First Trust Small Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Small Cap Core Index (the "Small Cap Core Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Small Cap Core Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FYX."

The Small Cap Core Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P SmallCap 600(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL               CUMULATIVE
                                                                                  TOTAL RETURNS              TOTAL RETURNS
                                               6 Months       1 Year         5 Years      Inception      5 Years      Inception
                                                 Ended         Ended          Ended       (5/8/07)        Ended       (5/8/07)
                                                1/31/15       1/31/15        1/31/15     to 1/31/15      1/31/15     to 1/31/15

FUND PERFORMANCE
NAV                                              2.35%         2.27%          15.81%        6.49%        108.34%        62.61%
Market Price                                     2.48%         2.29%          15.78%        6.49%        108.07%        62.68%

INDEX PERFORMANCE
Defined Small Cap Core Index                     2.71%         2.97%          16.68%        7.34%        116.22%        72.99%
S&P SmallCap 600(R) Index                        4.63%         6.15%          17.25%        7.17%        121.56%        70.86%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2015
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
Information Technology                      17.45%
Consumer Discretionary                      17.28
Industrials                                 16.17
Financials                                  15.19
Health Care                                 11.01
Energy                                       8.70
Materials                                    6.86
Consumer Staples                             3.21
Utilities                                    2.70
Telecommunication Services                   1.43
                                           -------
  Total                                    100.00%
                                           =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2015
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
ABIOMED, Inc.                                0.52%
Ebix, Inc.                                   0.52
MarineMax, Inc.                              0.49
II-VI, Inc.                                  0.49
Sturm, Ruger & Co., Inc.                     0.45
Papa John's International, Inc.              0.44
Universal Insurance Holdings, Inc.           0.44
Northern Oil and Gas, Inc.                   0.43
Select Comfort Corp.                         0.43
Cynosure, Inc., Class A                      0.43
                                           -------
  Total                                      4.64%
                                           =======


-----------------------------

The Defined Small Cap Core Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Small Cap Core Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P Dow Jones Indices LLC and have been sub-licensed for use by First Trust Portfolios L.P. The First Trust Small Cap Core AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MAY 8, 2007 - JANUARY 31, 2015

              First Trust
             Small Cap Core        Defined Small Cap            S&P SmallCap
            AlphaDEX(R) Fund          Core Index                600(R) Index
5/8/07          $10000                  $10000                    $10000
7/31/07           9433                    9454                      9535
1/31/08           8476                    8534                      8771
7/31/08           8288                    8382                      8746
1/31/09           5043                    5124                      5550
7/31/09           6981                    7125                      7060
1/31/10           7805                    8001                      7712
7/31/10           8421                    8667                      8414
1/31/11          10106                   10442                     10097
7/31/11          10460                   10846                     10494
1/31/12          10881                   11315                     10855
7/31/12          10608                   11080                     10914
1/31/13          12343                   12944                     12533
7/31/13          14489                   15242                     14709
1/31/14          15900                   16802                     16098
7/31/14          15888                   16844                     16333
1/31/15          16261                   17300                     17089


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2009 through January 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/09 - 7/31/10        112                0              0              0
8/1/10 - 7/31/11        195                0              0              0
8/1/11 - 7/31/12        146                0              0              0
8/1/12 - 7/31/13        190                0              0              0
8/1/13 - 7/31/14        184                1              0              0
8/1/14 - 1/31/15         91                0              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/09 - 7/31/10        139                0              0              0
8/1/10 - 7/31/11         57                0              0              0
8/1/11 - 7/31/12        106                1              0              0
8/1/12 - 7/31/13         60                0              0              0
8/1/13 - 7/31/14         67                0              0              0
8/1/14 - 1/31/15         35                0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

The First Trust Large Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Large Cap Value Index (the "Large Cap Value Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Large Cap Value Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FTA."

The Large Cap Value Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P 500(R) Value Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL               CUMULATIVE
                                                                                  TOTAL RETURNS              TOTAL RETURNS
                                               6 Months       1 Year         5 Years      Inception      5 Years      Inception
                                                 Ended         Ended          Ended       (5/8/07)        Ended       (5/8/07)
                                                1/31/15       1/31/15        1/31/15     to 1/31/15      1/31/15     to 1/31/15

FUND PERFORMANCE
NAV                                              0.85%        12.18%          15.72%        6.36%        107.53%        61.16%
Market Price                                     0.80%        12.15%          15.74%        6.36%        107.71%        61.15%

INDEX PERFORMANCE
Defined Large Cap Value Index                    1.17%        12.93%          16.57%        7.19%        115.29%        71.08%
S&P 500(R) Index                                 4.37%        14.22%          15.60%        5.95%        106.41%        56.38%
S&P 500(R) Value Index                           1.94%        11.85%          14.29%        3.79%         94.96%        33.34%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2015
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
Energy                                      25.82%
Utilities                                   12.70
Industrials                                 12.66
Consumer Discretionary                      12.57
Financials                                  12.12
Information Technology                      10.14
Materials                                    6.61
Consumer Staples                             2.59
Health Care                                  2.54
Telecommunication Services                   2.25
                                           -------
  Total                                    100.00%
                                           =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2015
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
CF Industries Holdings, Inc.                 1.00%
Newfield Exploration Co.                     0.98
Valero Energy Corp.                          0.95
GameStop Corp., Class A                      0.93
Corning, Inc.                                0.92
Baker Hughes, Inc.                           0.92
Marathon Petroleum Corp.                     0.91
Halliburton Co.                              0.90
Noble Energy, Inc.                           0.89
LyondellBasell Industries N.V., Class A      0.89
                                           -------
  Total                                      9.29%
                                           =======


-----------------------------

The Defined Large Cap Value Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Large Cap Value Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P Dow Jones Indices LLC and have been sub-licensed for use by First Trust Portfolios L.P. The First Trust Large Cap Value AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA) (CONTINUED)

                     PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                            MAY 8, 2007 - JANUARY 31, 2015

              First Trust
            Large Cap Value       Defined Large Cap      S&P 500(R)       S&P 500(R)
            AlphaDEX(R) Fund         Value Index           Index          Value Index
5/8/07          $10000                 $10000             $10000            #10000
7/31/07           9450                   9462               9690              9586
1/31/08           8821                   8870               9271              9148
7/31/08           7858                   7933               8615              8066
1/31/09           4993                   5064               5690              5060
7/31/09           6661                   6790               6896              6157
1/31/10           7765                   7947               7576              6840
7/31/10           8228                   8447               7850              7079
1/31/11           9688                   9988               9257              8294
7/31/11           9733                  10072               9393              8153
1/31/12          10072                  10465               9647              8388
7/31/12          10216                  10655              10250              8784
1/31/13          11957                  12519              11266             10021
7/31/13          13602                  14296              12813             11446
1/31/14          14364                  15152              13690             11922
7/31/14          15977                  16912              14983             13081
1/31/15          16113                  17110              15637             13335


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2009 through January 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/09 - 7/31/10        155                0              0              0
8/1/10 - 7/31/11        228                0              0              0
8/1/11 - 7/31/12        193                0              0              0
8/1/12 - 7/31/13        201                0              0              0
8/1/13 - 7/31/14        231                0              0              0
8/1/14 - 1/31/15         98                0              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/09 - 7/31/10         96                0              0              0
8/1/10 - 7/31/11         24                0              0              0
8/1/11 - 7/31/12         60                0              0              0
8/1/12 - 7/31/13         49                0              0              0
8/1/13 - 7/31/14         21                0              0              0
8/1/14 - 1/31/15         28                0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

The First Trust Large Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Large Cap Growth Index (the "Large Cap Growth Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Large Cap Growth Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FTC."

The Large Cap Growth Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P 500(R) Growth Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL               CUMULATIVE
                                                                                  TOTAL RETURNS              TOTAL RETURNS
                                               6 Months       1 Year         5 Years      Inception      5 Years      Inception
                                                 Ended         Ended          Ended       (5/8/07)        Ended       (5/8/07)
                                                1/31/15       1/31/15        1/31/15     to 1/31/15      1/31/15     to 1/31/15

FUND PERFORMANCE
NAV                                              7.37%        16.22%          16.85%        6.32%        117.82%        60.59%
Market Price                                     7.34%        16.25%          16.86%        6.32%        117.92%        60.65%

INDEX PERFORMANCE
Defined Large Cap Growth Index                   7.74%        17.03%          17.72%        7.10%        126.10%        69.98%
S&P 500(R) Index                                 4.37%        14.22%          15.60%        5.95%        106.41%        56.38%
S&P 500(R) Growth Index                          6.62%        16.41%          16.89%        8.05%        118.20%        81.99%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2015
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
Consumer Discretionary                      25.42%
Health Care                                 22.74
Information Technology                      13.70
Financials                                  12.29
Industrials                                 11.85
Consumer Staples                             5.52
Materials                                    3.69
Utilities                                    3.50
Energy                                       0.73
Telecommunication Services                   0.56
                                           -------
  Total                                    100.00%
                                           =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2015
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
Electronic Arts, Inc.                        1.09%
Health Care REIT, Inc.                       1.01
Monster Beverage Corp.                       1.01
Kroger (The) Co.                             1.01
Southwest Airlines Co.                       1.00
AmerisourceBergen Corp.                      0.99
UnitedHealth Group, Inc.                     0.98
Integrys Energy Group, Inc.                  0.98
Patterson Cos., Inc.                         0.98
Hospira, Inc.                                0.97
                                           -------
  Total                                     10.02%
                                           =======


-----------------------------

The Defined Large Cap Growth Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Large Cap Growth Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P Dow Jones Indices LLC and have been sub-licensed for use by First Trust Portfolios L.P. The First Trust Large Cap Growth AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC) (CONTINUED)

                         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                               MAY 8, 2007 - JANUARY 31, 2015

              First Trust
            Large Cap Growth      Defined Large Cap       S&P 500(R)        S&P 500(R)
            AlphaDEX(R) Fund        Growth Index            Index          Growth Index
5/8/07          $10000                 $10000              $10000            $10000
7/31/07           9740                   9757                9690              9802
1/31/08           9341                   9388                9271              9410
7/31/08           8900                   8982                8615              9185
1/31/09           5737                   5807                5690              6357
7/31/09           6730                   6840                6896              7675
1/31/10           7373                   7518                7576              8341
7/31/10           8090                   8282                7850              8651
1/31/11           9790                  10064                9257             10272
7/31/11           9985                  10309                9393             10740
1/31/12           9674                  10028                9647             11023
7/31/12           9797                  10191               10250             11854
1/31/13          10970                  11446               11266             12612
7/31/13          12582                  13178               12813             14284
1/31/14          13817                  14525               13690             15633
7/31/14          14957                  15778               14983             17068
1/31/15          16060                  16999               15637             18198


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2009 through January 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/09 - 7/31/10        146                0              0              0
8/1/10 - 7/31/11        193                0              0              0
8/1/11 - 7/31/12        153                0              0              0
8/1/12 - 7/31/13        102                0              0              0
8/1/13 - 7/31/14        206                0              0              0
8/1/14 - 1/31/15        103                0              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/09 - 7/31/10        105                0              0              0
8/1/10 - 7/31/11         59                0              0              0
8/1/11 - 7/31/12        100                0              0              0
8/1/12 - 7/31/13        148                0              0              0
8/1/13 - 7/31/14         46                0              0              0
8/1/14 - 1/31/15         23                0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

The First Trust Multi Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Multi Cap Value Index (the "Multi Cap Value Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Multi Cap Value Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FAB."

The Multi Cap Value Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P Composite 1500(R) Value Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL               CUMULATIVE
                                                                                  TOTAL RETURNS              TOTAL RETURNS
                                               6 Months       1 Year         5 Years      Inception      5 Years      Inception
                                                 Ended         Ended          Ended       (5/8/07)        Ended       (5/8/07)
                                                1/31/15       1/31/15        1/31/15     to 1/31/15      1/31/15     to 1/31/15

FUND PERFORMANCE
NAV                                             -0.01%         7.69%          15.76%        6.95%        107.87%        68.09%
Market Price                                     0.01%         7.54%          15.76%        6.94%        107.87%        68.00%

INDEX PERFORMANCE
Defined Multi Cap Value Index                    0.37%         8.52%          16.67%        7.81%        116.15%        78.85%
S&P Composite 1500(R) Index                      4.47%        13.66%          15.78%        6.16%        108.06%        58.74%
S&P Composite 1500(R) Value Index                2.07%        11.49%          14.52%        4.13%         97.00%        36.75%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2015
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
Energy                                      21.22%
Industrials                                 15.41
Financials                                  14.03
Consumer Discretionary                      13.12
Information Technology                      11.97
Utilities                                    9.39
Materials                                    8.56
Health Care                                  2.35
Consumer Staples                             2.31
Telecommunication Services                   1.64
                                           -------
  Total                                    100.00%
                                           =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2015
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
CF Industries Holdings, Inc.                 0.50%
Newfield Exploration Co.                     0.49
Valero Energy Corp.                          0.48
GameStop Corp., Class A                      0.47
Corning, Inc.                                0.47
Baker Hughes, Inc.                           0.46
Marathon Petroleum Corp.                     0.46
Halliburton Co.                              0.46
Noble Energy, Inc.                           0.45
LyondellBasell Industries N.V., Class A      0.45
                                           -------
  Total                                      4.69%
                                           =======


-----------------------------

The Defined Multi Cap Value Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Multi Cap Value Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P Dow Jones Indices LLC and have been sub-licensed for use by First Trust Portfolios L.P. The First Trust Multi Cap Value AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB) (CONTINUED)

                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                 MAY 8, 2007 - JANUARY 31, 2015

              First Trust
            Multi Cap Value       Defined Multi Cap      S&P Composite         S&P Composite
            AlphaDEX(R) Fund         Value Index         1500(R) Index      1500(R) Value Index
5/8/07          $10000                 $10000               $10000                #10000
7/31/07           9317                   9334                 9678                  9567
1/31/08           8603                   8655                 9241                  9092
7/31/08           7870                   7948                 8661                  8123
1/31/09           4973                   5045                 5446                  5336
7/31/09           6964                   7099                 6931                  6238
1/31/10           8086                   8275                 7629                  6942
7/31/10           8611                   8845                 7953                  7218
1/31/11          10279                  10602                 9414                  8479
7/31/11          10345                  10707                 9571                  8355
1/31/12          10799                  11224                 9811                  8592
7/31/12          10720                  11185                10362                  8955
1/31/13          12639                  13242                11467                 10254
7/31/13          14571                  15324                13054                 11730
1/31/14          15610                  16484                13966                 12266
7/31/14          16812                  17824                15195                 13398
1/31/15          16811                  17885                15875                 13675


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2009 through January 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/09 - 7/31/10        113                0              0              0
8/1/10 - 7/31/11        168                0              0              0
8/1/11 - 7/31/12        141                0              0              0
8/1/12 - 7/31/13        165                1              0              0
8/1/13 - 7/31/14        224                0              0              0
8/1/14 - 1/31/15         56                0              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/09 - 7/31/10        138                0              0              0
8/1/10 - 7/31/11         84                0              0              0
8/1/11 - 7/31/12        111                1              0              0
8/1/12 - 7/31/13         84                0              0              0
8/1/13 - 7/31/14         28                0              0              0
8/1/14 - 1/31/15         70                0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

The First Trust Multi Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Multi Cap Growth Index (the "Multi Cap Growth Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Multi Cap Growth Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FAD."

The Multi Cap Growth Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P Composite 1500(R) Growth Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL               CUMULATIVE
                                                                                  TOTAL RETURNS              TOTAL RETURNS
                                               6 Months       1 Year         5 Years      Inception      5 Years      Inception
                                                 Ended         Ended          Ended       (5/8/07)        Ended       (5/8/07)
                                                1/31/15       1/31/15        1/31/15     to 1/31/15      1/31/15     to 1/31/15

FUND PERFORMANCE
NAV                                              6.42%        10.64%         16.56%         6.64%        115.14%        64.40%
Market Price                                     6.44%        10.39%         16.58%         6.64%        115.36%        64.43%

INDEX PERFORMANCE
Defined Multi Cap Growth Index                   6.84%        11.51%         17.47%         7.46%        123.67%        74.51%
S&P Composite 1500(R) Index                      4.47%        13.66%         15.78%         6.16%        108.06%        58.74%
S&P Composite 1500(R) Growth Index               6.70%        15.67%         17.03%         8.15%        119.56%        83.33%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2015
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
Consumer Discretionary                      22.47%
Health Care                                 19.75
Information Technology                      16.28
Financials                                  14.81
Industrials                                 12.97
Consumer Staples                             4.89
Materials                                    4.50
Utilities                                    3.27
Telecommunication Services                   0.58
Energy                                       0.48
                                           -------
  Total                                    100.00%
                                           =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2015
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
Electronic Arts, Inc.                        0.55%
Health Care REIT, Inc.                       0.51
Monster Beverage Corp.                       0.51
Kroger (The) Co.                             0.51
Southwest Airlines Co.                       0.50
AmerisourceBergen Corp.                      0.50
UnitedHealth Group, Inc.                     0.50
Integrys Energy Group, Inc.                  0.49
Patterson Cos., Inc.                         0.49
Hospira, Inc.                                0.49
                                           -------
  Total                                      5.05%
                                           =======


-----------------------------

The Defined Multi Cap Growth Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Multi Cap Growth Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P Dow Jones Indices LLC and have been sub-licensed for use by First Trust Portfolios L.P. The First Trust Multi Cap Growth AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD) (CONTINUED)

                           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                 MAY 8, 2007 - JANUARY 31, 2015

              First Trust
            Multi Cap Growth      Defined Multi Cap      S&P Composite         S&P Composite
            AlphaDEX(R) Fund        Growth Index         1500(R) Index      1500(R) Growth Index
5/8/07          $10000                 $10000               $10000                $10000
7/31/07           9797                   9818                 9678                  9796
1/31/08           9217                   9265                 9241                  9396
7/31/08           9224                   9309                 8661                  9223
1/31/09           5782                   5854                 5689                  6307
7/31/09           6961                   7078                 6931                  7669
1/31/10           7641                   7801                 7629                  8350
7/31/10           8399                   8608                 7953                  8725
1/31/11          10221                  10518                 9414                 10412
7/31/11          10644                  10997                 9571                 10907
1/31/12          10438                  10827                 9811                 11155
7/31/12          10528                  10963                10362                 11916
1/31/13          11853                  12387                11467                 12794
7/31/13          13476                  14136                13054                 14496
1/31/14          14858                  15648                13966                 15849
7/31/14          15448                  16332                15195                 17180
1/31/15          16440                  17449                15875                 18331


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2009 through January 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/09 - 7/31/10        128                0              0              0
8/1/10 - 7/31/11        176                0              0              0
8/1/11 - 7/31/12        156                0              0              0
8/1/12 - 7/31/13        111                0              0              0
8/1/13 - 7/31/14        196                0              0              0
8/1/14 - 1/31/15         94                0              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/09 - 7/31/10        122                1              0              0
8/1/10 - 7/31/11         76                0              0              0
8/1/11 - 7/31/12         97                0              0              0
8/1/12 - 7/31/13        139                0              0              0
8/1/13 - 7/31/14         56                0              0              0
8/1/14 - 1/31/15         32                0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

The First Trust Mid Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Mid Cap Value Index (the "Mid Cap Value Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Mid Cap Value Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FNK."

The Mid Cap Value Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P MidCap 400(R) Value Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         AVERAGE ANNUAL           CUMULATIVE
                                                                                          TOTAL RETURNS          TOTAL RETURNS
                                            6 Months Ended          1 Year Ended       Inception (4/19/11)    Inception (4/19/11)
                                                1/31/15               1/31/15              to 1/31/15             to 1/31/15

FUND PERFORMANCE
NAV                                             -1.82%                  3.74%                 11.70%                 52.06%
Market Price                                    -1.95%                  3.56%                 11.69%                 52.00%

INDEX PERFORMANCE
Defined Mid Cap Value Index                     -1.51%                  4.44%                 12.54%                 56.43%
S&P MidCap 400(R) Value Index                    3.30%                 10.56%                 12.87%                 58.17%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2015
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
Industrials                                 18.07%
Energy                                      16.81
Financials                                  16.32
Consumer Discretionary                      13.27
Information Technology                      12.61
Materials                                   12.22
Utilities                                    7.99
Consumer Staples                             0.99
Health Care                                  0.96
Telecommunication Services                   0.76
                                           -------
  Total                                    100.00%
                                           =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2015
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
Orbital ATK, Inc.                            1.16%
Graham Holdings Co., Class B                 1.12
Patterson-UTI Energy, Inc.                   1.07
DST Systems, Inc.                            1.06
Atwood Oceanics, Inc.                        1.04
Everest Re Group, Ltd.                       1.04
Aspen Insurance Holdings Ltd.                1.02
SM Energy Co.                                1.01
SPX Corp.                                    1.01
Avnet, Inc.                                  1.00
                                           -------
  Total                                     10.53%
                                           =======


-----------------------------

The Defined Mid Cap Value Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Mid Cap Value Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P Dow Jones Indices LLC and have been sub-licensed for use by First Trust Portfolios L.P. The First Trust Mid Cap Value AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       APRIL 19, 2011 - JANUARY 31, 2015

              First Trust
             Mid Cap Value            Defined Mid Cap          S&P MidCap 400(R)
            AlphaDEX(R) Fund            Value Index               Value Index
4/19/11         $10000                    $10000                    $10000
7/31/11           9625                      9646                      9581
1/31/12           9982                     10041                      9720
7/31/12           9935                     10036                      9869
1/31/13          11765                     11928                     11640
7/31/13          13549                     13787                     13358
1/31/14          14657                     14977                     14305
7/31/14          15487                     15880                     15311
1/31/15          15205                     15640                     15816


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 20, 2011 (commencement of trading) through January 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/20/11 - 7/31/11        66                0              0              0
8/1/11 - 7/31/12        198                0              0              0
8/1/12 - 7/31/13        157                2              0              0
8/1/13 - 7/31/14        211                1              0              0
8/1/14 - 1/31/15         93                0              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/20/11 - 7/31/11         4                0              0              0
8/1/11 - 7/31/12         55                0              0              0
8/1/12 - 7/31/13         91                0              0              0
8/1/13 - 7/31/14         40                0              0              0
8/1/14 - 1/31/15         33                0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

The First Trust Mid Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Mid Cap Growth Index (the "Mid Cap Growth Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Mid Cap Growth Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FNY."

The Mid Cap Growth Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P MidCap 400(R) Growth Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         AVERAGE ANNUAL           CUMULATIVE
                                                                                          TOTAL RETURNS          TOTAL RETURNS
                                            6 Months Ended          1 Year Ended       Inception (4/19/11)    Inception (4/19/11)
                                                1/31/15               1/31/15              to 1/31/15             to 1/31/15

FUND PERFORMANCE
NAV                                              5.94%                  7.59%                 10.60%                46.44%
Market Price                                     6.16%                  7.85%                 10.65%                46.70%

INDEX PERFORMANCE
Defined Mid Cap Growth Index                     6.36%                  8.44%                 11.45%                50.75%
S&P MidCap 400(R) Growth Index                   7.45%                 11.03%                 12.11%                54.14%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2015
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
Financials                                  19.03%
Consumer Discretionary                      18.49
Information Technology                      18.39
Health Care                                 14.78
Industrials                                 14.76
Materials                                    5.40
Consumer Staples                             5.38
Utilities                                    3.51
Energy                                       0.26
                                           -------
  Total                                    100.00%
                                           =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2015
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
Skyworks Solutions, Inc.                     1.56%
Alaska Air Group, Inc.                       1.55
Qorvo, Inc.                                  1.52
VCA, Inc.                                    1.46
JetBlue Airways Corp.                        1.45
Domino's Pizza, Inc.                         1.44
Centene Corp.                                1.44
HSN, Inc.                                    1.40
STERIS Corp.                                 1.38
Jarden Corp.                                 1.37
                                           -------
  Total                                     14.57%
                                           =======


-----------------------------

The Defined Mid Cap Growth Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Mid Cap Growth Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P Dow Jones Indices LLC and have been sub-licensed for use by First Trust Portfolios L.P. The First Trust Mid Cap Growth AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       APRIL 19, 2011 - JANUARY 31, 2015

              First Trust
             Mid Cap Growth           Defined Mid Cap          S&P MidCap 400(R)
            AlphaDEX(R) Fund           Growth Index              Growth Index
4/19/11         $10000                    $10000                    $10000
7/31/11           9881                      9903                      9910
1/31/12           9804                      9866                      9779
7/31/12           9673                      9765                      9861
1/31/13          11050                     11201                     11485
7/31/13          12290                     12507                     12894
1/31/14          13612                     13902                     13883
7/31/14          13824                     14174                     14345
1/31/15          14646                     15076                     15414


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 20, 2011 (commencement of trading) through January 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/20/11 - 7/31/11        61                0              0              0
8/1/11 - 7/31/12        201                1              0              0
8/1/12 - 7/31/13        169                0              0              0
8/1/13 - 7/31/14        200                0              0              0
8/1/14 - 1/31/15         96                0              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/20/11 - 7/31/11         9                0              0              0
8/1/11 - 7/31/12         51                0              0              0
8/1/12 - 7/31/13         81                0              0              0
8/1/13 - 7/31/14         52                0              0              0
8/1/14 - 1/31/15         30                0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

The First Trust Small Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Small Cap Value Index (the "Small Cap Value Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Small Cap Value Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FYT."

The Small Cap Value Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P SmallCap 600(R) Value Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         AVERAGE ANNUAL           CUMULATIVE
                                                                                          TOTAL RETURNS          TOTAL RETURNS
                                            6 Months Ended          1 Year Ended       Inception (4/19/11)    Inception (4/19/11)
                                                1/31/15               1/31/15              to 1/31/15             to 1/31/15

FUND PERFORMANCE
NAV                                              0.41%                  2.70%                 13.21%                59.96%
Market Price                                     0.51%                  2.70%                 13.21%                59.96%

INDEX PERFORMANCE
Defined Small Cap Value Index                    0.89%                  3.58%                 14.17%                65.17%
S&P SmallCap 600(R) Value Index                  2.74%                  5.73%                 13.50%                61.54%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2015
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
Industrials                                 18.39%
Energy                                      16.12
Information Technology                      15.71
Financials                                  15.46
Consumer Discretionary                      14.32
Materials                                    7.99
Health Care                                  4.00
Consumer Staples                             3.58
Utilities                                    3.04
Telecommunication Services                   1.39
                                           -------
  Total                                    100.00%
                                           =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2015
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
Ebix, Inc.                                   0.95%
II-VI, Inc.                                  0.89
Sturm, Ruger & Co., Inc.                     0.83
Northern Oil and Gas, Inc.                   0.79
Haverty Furniture Cos., Inc.                 0.79
Bonanza Creek Energy, Inc.                   0.77
National Presto Industries, Inc.             0.77
Era Group, Inc.                              0.76
AAR Corp.                                    0.73
Contango Oil & Gas Co.                       0.73
                                           -------
  Total                                      8.01%
                                           =======


-----------------------------

The Defined Small Cap Value Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Small Cap Value Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P Dow Jones Indices LLC and have been sub-licensed for use by First Trust Portfolios L.P. The First Trust Small Cap Value AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT) (CONTINUED)

                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        APRIL 19, 2011 - JANUARY 31, 2015

              First Trust
            Small Cap Value          Defined Small Cap         S&P SmallCap 600(R)
            AlphaDEX(R) Fund            Value Index                Value Index
4/19/11         $10000                    $10000                     $10000
7/31/11           9930                      9950                       9813
1/31/12          10692                     10748                      10331
7/31/12          10005                     10103                      10231
1/31/13          11945                     12115                      11945
7/31/13          14241                     14499                      14054
3/31/14          15577                     15946                      15278
7/31/14          15931                     16372                      15723
1/31/15          15996                     16517                      16154


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 20, 2011 (commencement of trading) through January 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/20/11 - 7/31/11        38                0              0              0
8/1/11 - 7/31/12        154                3              0              0
8/1/12 - 7/31/13        177                5              0              0
8/1/13 - 7/31/14        167                0              0              0
8/1/14 - 1/31/15         69                0              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/20/11 - 7/31/11        32                0              0              0
8/1/11 - 7/31/12         95                1              0              0
8/1/12 - 7/31/13         67                1              0              0
8/1/13 - 7/31/14         84                0              1              0
8/1/14 - 1/31/15         57                0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

The First Trust Small Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Small Cap Growth Index (the "Small Cap Growth Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Small Cap Growth Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FYC."

The Small Cap Growth Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P SmallCap 600(R) Growth Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         AVERAGE ANNUAL           CUMULATIVE
                                                                                          TOTAL RETURNS          TOTAL RETURNS
                                            6 Months Ended          1 Year Ended       Inception (4/19/11)    Inception (4/19/11)
                                                1/31/15               1/31/15              to 1/31/15             to 1/31/15

FUND PERFORMANCE
NAV                                              4.61%                  1.55%                 10.59%                46.38%
Market Price                                     4.61%                  1.52%                 10.58%                46.33%

INDEX PERFORMANCE
Defined Small Cap Growth Index                   5.05%                  2.47%                 11.47%                50.87%
S&P SmallCap 600(R) Growth Index                 6.48%                  6.39%                 13.35%                60.73%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2015
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
Consumer Discretionary                      20.96%
Information Technology                      19.66
Health Care                                 19.62
Financials                                  14.88
Industrials                                 13.10
Materials                                    5.22
Consumer Staples                             2.59
Utilities                                    2.31
Telecommunication Services                   1.50
Energy                                       0.16
                                           -------
  Total                                    100.00%
                                           =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2015
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
ABIOMED, Inc.                                1.19%
Papa John's International, Inc.              0.99
Universal Insurance Holdings, Inc.           0.99
Select Comfort Corp.                         0.96
Cynosure, Inc., Class A                      0.96
Boise Cascade Co.                            0.95
General Communication, Inc., Class A         0.93
Take-Two Interactive Software, Inc.          0.92
Super Micro Computer, Inc.                   0.91
New Jersey Resources Corp.                   0.91
                                           -------
  Total                                      9.71%
                                           =======


-----------------------------

The Defined Small Cap Growth Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Small Cap Growth Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P Dow Jones Indices LLC and have been sub-licensed for use by First Trust Portfolios L.P. The First Trust Small Cap Growth AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC) (CONTINUED)

                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        APRIL 19, 2011 - JANUARY 31, 2015

            First Trust Small
               Cap Growth            Defined Small Cap         S&P SmallCap 600(R)
            AlphaDEX(R) Fund           Growth Index               Growth Index
4/19/11          $10000                   $10000                     $10000
7/31/11            9920                     9942                       9982
1/31/12            9826                     9878                      10155
7/31/12           10157                    10253                      10362
1/31/13           11338                    11488                      11710
7/31/13           13014                    13244                      13710
1/31/14           14413                    14723                      15107
7/31/14           13992                    14362                      15093
1/31/15           14637                    15088                      16071


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 20, 2011 (commencement of trading) through January 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/20/11 - 7/31/11        61                0              0              0
8/1/11 - 7/31/12        145                1              0              0
8/1/12 - 7/31/13        126                3              0              0
8/1/13 - 7/31/14        164                0              0              0
8/1/14 - 1/31/15        100                0              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/20/11 - 7/31/11         9                0              0              0
8/1/11 - 7/31/12        105                2              0              0
8/1/12 - 7/31/13        116                5              0              0
8/1/13 - 7/31/14         87                1              0              0
8/1/14 - 1/31/15         26                0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)

The First Trust Mega Cap AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Mega Cap Index (the "Mega Cap Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Mega Cap Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FMK."

The Mega Cap Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P(R) US BMI universe that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         AVERAGE ANNUAL           CUMULATIVE
                                                                                          TOTAL RETURNS          TOTAL RETURNS
                                            6 Months Ended          1 Year Ended       Inception (5/11/11)    Inception (5/11/11)
                                                1/31/15               1/31/15              to 1/31/15             to 1/31/15

FUND PERFORMANCE
NAV                                             -1.09%                  9.04%                  8.77%                36.79%
Market Price                                    -1.05%                  9.12%                  8.78%                36.84%

INDEX PERFORMANCE
Defined Mega Cap Index                          -0.75%                  9.89%                  9.65%                40.97%
S&P 100(R) Index                                 3.08%                 13.40%                 13.44%                59.99%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2015
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
Energy                                      19.78%
Consumer Discretionary                      18.67
Health Care                                 18.38
Information Technology                      13.27
Financials                                  10.56
Consumer Staples                            10.41
Telecommunication Services                   2.72
Industrials                                  2.70
Materials                                    2.06
Utilities                                    1.45
                                           -------
  Total                                    100.00%
                                           =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2015
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
UnitedHealth Group, Inc.                     3.65%
McKesson Corp.                               3.56
CVS Health Corp.                             3.54
Costco Wholesale Corp.                       3.50
Occidental Petroleum Corp.                   3.45
Lowe's Cos., Inc.                            3.42
Exxon Mobil Corp.                            3.28
Chevron Corp.                                3.17
ConocoPhillips                               3.17
Yahoo!, Inc.                                 3.02
                                           -------
  Total                                     33.76%
                                           =======


-----------------------------

The Defined Mega Cap Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Mega Cap Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P Dow Jones Indices LLC and have been sub-licensed for use by First Trust Portfolios L.P. The First Trust Mega Cap AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        MAY 11, 2011 - JANUARY 31, 2015

              First Trust
                Mega Cap                 Defined              S&P 100(R)
            AlphaDEX(R) Fund          Mega Cap Index            Index
5/11/11         $10000                   $10000                $10000
7/31/11           9612                     9632                  9761
1/31/12           9571                     9631                 10120
7/31/12           9248                     9349                 10960
1/31/13          10467                    10619                 11784
7/31/13          11969                    12192                 13341
1/31/14          12545                    12827                 14108
7/31/14          13829                    14201                 15520
1/31/15          13679                    14095                 15998


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 12, 2011 (commencement of trading) through January 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
5/12/11 - 7/31/11        33                0              0              0
8/1/11 - 7/31/12        183                0              0              0
8/1/12 - 7/31/13        128                0              0              0
8/1/13 - 7/31/14        158                0              0              0
8/1/14 - 1/31/15         89                0              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
5/12/11 - 7/31/11        21                0              0              0
8/1/11 - 7/31/12         70                0              0              0
8/1/12 - 7/31/13        122                0              0              0
8/1/13 - 7/31/14         94                0              0              0
8/1/14 - 1/31/15         37                0              0              0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated. For certain Funds the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price at inception to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
STYLE FUNDS
UNDERSTANDING YOUR FUND EXPENSES
JANUARY 31, 2015 (UNAUDITED)

As a shareholder of First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid Cap Core AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First Trust Large Cap Value AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R) Fund, First Trust Multi Cap Value AlphaDEX(R) Fund, First Trust Multi Cap Growth AlphaDEX(R) Fund, First Trust Mid Cap Value AlphaDEX(R) Fund, First Trust Mid Cap Growth AlphaDEX(R) Fund, First Trust Small Cap Value AlphaDEX(R) Fund, First Trust Small Cap Growth AlphaDEX(R) Fund or First Trust Mega Cap AlphaDEX(R) Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended January 31, 2015.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------------------------------------------------------
                                                                                             ANNUALIZED
                                                                                            EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING            ENDING            BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE          SIX-MONTH           SIX-MONTH
                                                  AUGUST 1, 2014     JANUARY 31, 2015        PERIOD (a)          PERIOD (b)
----------------------------------------------------------------------------------------------------------------------------

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)
Actual                                              $1,000.00           $1,039.20               0.61%              $3.14
Hypothetical (5% return before expenses)            $1,000.00           $1,022.13               0.61%              $3.11

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)
Actual                                              $1,000.00           $1,017.20               0.62%              $3.15
Hypothetical (5% return before expenses)            $1,000.00           $1,022.08               0.62%              $3.16

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)
Actual                                              $1,000.00           $1,023.50               0.63%              $3.21
Hypothetical (5% return before expenses)            $1,000.00           $1,022.03               0.63%              $3.21

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)
Actual                                              $1,000.00           $1,008.50               0.62%              $3.14
Hypothetical (5% return before expenses)            $1,000.00           $1,022.08               0.62%              $3.16

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)
Actual                                              $1,000.00           $1,073.70               0.62%              $3.24
Hypothetical (5% return before expenses)            $1,000.00           $1,022.08               0.62%              $3.16

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
JANUARY 31, 2015 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------
                                                                                             ANNUALIZED
                                                                                            EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING            ENDING            BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE          SIX-MONTH           SIX-MONTH
                                                  AUGUST 1, 2014     JANUARY 31, 2015        PERIOD (a)          PERIOD (b)
----------------------------------------------------------------------------------------------------------------------------

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)
Actual                                              $1,000.00           $  999.90               0.70%              $3.53
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68               0.70%              $3.57

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)
Actual                                              $1,000.00           $1,064.20               0.70%              $3.64
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68               0.70%              $3.57

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)
Actual                                              $1,000.00           $  981.80               0.70%              $3.50
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68               0.70%              $3.57

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)
Actual                                              $1,000.00           $1,059.40               0.70%              $3.63
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68               0.70%              $3.57

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)
Actual                                              $1,000.00           $1,004.10               0.70%              $3.54
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68               0.70%              $3.57

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)
Actual                                              $1,000.00           $1,046.10               0.70%              $3.61
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68               0.70%              $3.57

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)
Actual                                              $1,000.00           $  989.10               0.70%              $3.51
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68               0.70%              $3.57



(a) These expense ratios reflect expense caps for certain Funds. See Note 3 in Notes to Financial Statements.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (August 1, 2014 through January 31, 2015), multiplied by 184/365 (to reflect the one-half year period)

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 2.1%
       31,680  General Dynamics Corp.         $    4,220,093
       14,354  Honeywell International, Inc.       1,403,247
       23,030  L-3 Communications Holdings,
                  Inc.                             2,835,453
       15,094  Lockheed Martin Corp.               2,843,257
       29,579  Northrop Grumman Corp.              4,642,424
       12,069  Precision Castparts Corp.           2,415,007
       40,305  Raytheon Co.                        4,032,515
       34,408  Rockwell Collins, Inc.              2,946,013
      138,060  Textron, Inc.                       5,875,834
       25,273  United Technologies Corp.           2,900,835
                                              --------------
                                                  34,114,678
                                              --------------
               AIR FREIGHT & LOGISTICS -- 0.9%
       97,042  C.H. Robinson Worldwide, Inc.       6,911,331
       32,153  Expeditors International of
                  Washington, Inc.                 1,404,443
       25,107  FedEx Corp.                         4,245,845
       12,901  United Parcel Service, Inc.,
                  Class B                          1,275,135
                                              --------------
                                                  13,836,754
                                              --------------
               AIRLINES -- 0.9%
      147,742  Delta Air Lines, Inc.               6,989,674
      171,731  Southwest Airlines Co.              7,758,807
                                              --------------
                                                  14,748,481
                                              --------------
               AUTO COMPONENTS -- 0.6%
       79,351  BorgWarner, Inc.                    4,285,748
       39,975  Delphi Automotive PLC               2,747,482
       50,201  Goodyear Tire & Rubber (The)
                  Co.                              1,216,872
       29,677  Johnson Controls, Inc.              1,379,090
                                              --------------
                                                   9,629,192
                                              --------------
               AUTOMOBILES -- 0.8%
      375,087  Ford Motor Co.                      5,517,530
      166,537  General Motors Co.                  5,432,437
       21,757  Harley-Davidson, Inc.               1,342,407
                                              --------------
                                                  12,292,374
                                              --------------
               BANKS -- 1.8%
       74,752  BB&T Corp.                          2,637,998
       26,507  Citigroup, Inc.                     1,244,504
       62,062  Comerica, Inc.                      2,575,573
      142,675  Fifth Third Bancorp                 2,468,277
      276,327  Huntington Bancshares, Inc.         2,768,797
       69,683  JPMorgan Chase & Co.                3,789,362
      103,197  KeyCorp                             1,340,529
       11,418  M&T Bank Corp.                      1,292,061
       47,797  PNC Financial Services Group
                  (The), Inc.                      4,040,758
      275,285  Regions Financial Corp.             2,394,979
       69,376  SunTrust Banks, Inc.                2,665,426
       26,169  Wells Fargo & Co.                   1,358,694
                                              --------------
                                                  28,576,958
                                              --------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               BEVERAGES -- 1.3%
       32,432 Coca-Cola Enterprises, Inc. $ 1,365,387 59,224 Constellation Brands, Inc.,
                  Class A (a)                      6,541,291
       60,830  Dr Pepper Snapple Group, Inc.       4,700,334
       67,074  Monster Beverage Corp. (a)          7,844,304
                                              --------------
                                                  20,451,316
                                              --------------
               BIOTECHNOLOGY -- 1.8%
       31,421  Alexion Pharmaceuticals,
                  Inc. (a)                         5,757,584
       36,497  Amgen, Inc.                         5,557,033
        4,227  Biogen Idec, Inc. (a)               1,644,980
       51,977  Celgene Corp. (a)                   6,193,579
       15,213  Gilead Sciences, Inc. (a)           1,594,779
       17,717  Regeneron Pharmaceuticals,
                  Inc. (a)                         7,381,965
                                              --------------
                                                  28,129,920
                                              --------------
               BUILDING PRODUCTS -- 0.3%
       25,860  Allegion PLC                        1,396,699
      115,361  Masco Corp.                         2,865,567
                                              --------------
                                                   4,262,266
                                              --------------
               CAPITAL MARKETS -- 1.5%
       21,983  Ameriprise Financial, Inc.          2,746,556
       71,649  Bank of New York Mellon
                  (The) Corp.                      2,579,364
        4,016  BlackRock, Inc.                     1,367,488
       59,139  E*TRADE Financial Corp. (a)         1,363,154
      105,000  Franklin Resources, Inc.            5,410,650
       22,502  Goldman Sachs Group (The),
                  Inc.                             3,879,570
       36,296  Invesco Ltd.                        1,333,152
       26,880  Legg Mason, Inc.                    1,490,227
       36,971  Morgan Stanley                      1,249,990
       33,852  T. Rowe Price Group, Inc.           2,664,829
                                              --------------
                                                  24,084,980
                                              --------------
               CHEMICALS -- 3.4%
       20,152  Air Products & Chemicals, Inc.      2,934,333
       26,661  CF Industries Holdings, Inc.        8,141,736
      127,476  Dow Chemical (The) Co.              5,756,816
       95,798  Eastman Chemical Co.                6,791,120
       25,148  FMC Corp.                           1,446,010
       91,538  LyondellBasell Industries
                  N.V., Class A                    7,239,740
      127,354  Mosaic (The) Co.                    6,200,866
       25,149  PPG Industries, Inc.                5,605,209
       11,077  Praxair, Inc.                       1,335,776
       27,632  Sherwin-Williams (The) Co.          7,495,733
       10,454  Sigma-Aldrich Corp.                 1,437,634
                                              --------------
                                                  54,384,973
                                              --------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 1.3%
      160,475  ADT (The) Corp.                     5,520,340
       55,591  Cintas Corp.                        4,375,012
      144,441  Republic Services, Inc.             5,731,419
       22,176  Stericycle, Inc. (a)                2,911,487
       27,947  Waste Management, Inc.              1,437,314
                                              --------------
                                                  19,975,572
                                              --------------


                        See Notes to Financial Statements                Page 31

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               COMMUNICATIONS EQUIPMENT
                  -- 1.2%
      104,506  Cisco Systems, Inc.            $    2,755,301
       44,558  F5 Networks, Inc. (a)               4,973,564
       80,947  Harris Corp.                        5,433,972
      260,482  Juniper Networks, Inc.              5,920,756
                                              --------------
                                                  19,083,593
                                              --------------
               CONSTRUCTION & ENGINEERING
                  -- 1.0%
       95,888  Fluor Corp.                         5,138,638
       97,575  Jacobs Engineering Group,
                  Inc. (a)                         3,717,608
      255,990  Quanta Services, Inc. (a)           6,778,615
                                              --------------
                                                  15,634,861
                                              --------------
               CONSTRUCTION MATERIALS -- 0.1%
       21,827  Vulcan Materials Co.                1,539,022
                                              --------------
               CONSUMER FINANCE -- 0.4%
       52,822  Capital One Financial Corp.         3,867,099
       21,906  Discover Financial Services         1,191,248
       66,375  Navient Corp.                       1,310,242
                                              --------------
                                                   6,368,589
                                              --------------
               CONTAINERS & PACKAGING -- 1.1%
       42,646  Ball Corp.                          2,700,771
       98,235  MeadWestvaco Corp.                  4,939,256
      107,707  Owens-Illinois, Inc. (a)            2,514,958
      171,281  Sealed Air Corp.                    6,936,881
                                              --------------
                                                  17,091,866
                                              --------------
               DISTRIBUTORS -- 0.4%
       68,199  Genuine Parts Co.                   6,338,415
                                              --------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.5%
       19,359  Berkshire Hathaway, Inc.,
                  Class B (a)                      2,785,954
       13,261  Intercontinental Exchange,
                  Inc.                             2,728,185
       60,613  NASDAQ OMX Group (The),
                  Inc.                             2,763,953
                                              --------------
                                                   8,278,092
                                              --------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 1.4%
      216,356  AT&T, Inc.                          7,122,439
      146,893  CenturyLink, Inc.                   5,460,013
      653,743  Frontier Communications Corp.       4,389,884
       88,308  Level 3 Communications,
                  Inc. (a)                         4,392,440
       30,662  Verizon Communications, Inc.        1,401,560
                                              --------------
                                                  22,766,336
                                              --------------
               ELECTRIC UTILITIES -- 3.8%
       95,748  American Electric Power Co.,
                  Inc.                             6,013,932
       52,195  Duke Energy Corp.                   4,548,272
       88,785  Edison International                6,050,698
       66,459  Entergy Corp.                       5,815,827
      156,799  Exelon Corp.                        5,651,036
      149,115  FirstEnergy Corp.                   6,013,808

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               ELECTRIC UTILITIES (CONTINUED)
       27,346  NextEra Energy, Inc.           $    2,987,277
       54,314  Northeast Utilities                 3,018,772
      161,920  Pepco Holdings, Inc.                4,444,704
       85,108  Pinnacle West Capital Corp.         5,972,879
       80,015  PPL Corp.                           2,840,533
       59,194  Southern (The) Co.                  3,002,320
      121,393  Xcel Energy, Inc.                   4,555,879
                                              --------------
                                                  60,915,937
                                              --------------
               ELECTRICAL EQUIPMENT -- 0.4%
       64,163  Eaton Corp. PLC                     4,048,044
       23,241  Emerson Electric Co.                1,323,342
       12,898  Rockwell Automation, Inc.           1,404,850
                                              --------------
                                                   6,776,236
                                              --------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 1.0%
       54,027  Amphenol Corp., Class A             2,901,790
      316,939  Corning, Inc.                       7,533,640
       91,923  TE Connectivity Ltd.                6,102,768
                                              --------------
                                                  16,538,198
                                              --------------
               ENERGY EQUIPMENT & SERVICES
                  -- 4.4%
      129,618  Baker Hughes, Inc.                  7,516,548
      116,394 Cameron International Corp. (a) 5,212,123 197,964 Diamond Offshore Drilling,
                  Inc.                             6,241,805
      242,653  Ensco PLC, Class A                  6,803,990
       93,088  FMC Technologies, Inc. (a)          3,488,938
      184,782  Halliburton Co.                     7,389,432
      107,793  Helmerich & Payne, Inc.             6,420,151
      559,890  Nabors Industries Ltd.              6,444,334
      110,898  National Oilwell Varco, Inc.        6,036,178
      438,584  Noble Corp. PLC                     7,113,833
       85,086  Schlumberger Ltd.                   7,010,236
                                              --------------
                                                  69,677,568
                                              --------------
               FOOD & STAPLES RETAILING -- 1.2%
       75,462  CVS Health Corp.                    7,407,350
      113,187  Kroger (The) Co.                    7,815,562
       50,772  Wal-Mart Stores, Inc.               4,314,605
                                              --------------
                                                  19,537,517
                                              --------------
               FOOD PRODUCTS -- 1.5%
       83,849  Archer-Daniels-Midland Co.          3,909,879
       32,603  Campbell Soup Co.                   1,491,261
       80,123  ConAgra Foods, Inc.                 2,838,758
       27,536  Hormel Foods Corp.                  1,410,394
       28,784  JM Smucker (The) Co.                2,969,070
       44,419  Kellogg Co.                         2,912,998
       10,832  Keurig Green Mountain, Inc.         1,327,570
       22,890  Kraft Foods Group, Inc.             1,495,632
      145,020  Tyson Foods, Inc., Class A          5,661,581
                                              --------------
                                                  24,017,143
                                              --------------
               GAS UTILITIES -- 0.4%
      106,653  AGL Resources, Inc.                 6,013,096
                                              --------------


Page 32                 See Notes to Financial Statements

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE EQUIPMENT &
                  SUPPLIES -- 2.2%
       31,335  Becton, Dickinson and Co.      $    4,326,737
       26,174  C. R. Bard, Inc.                    4,476,539
      122,476  CareFusion Corp. (a)                7,262,827
       26,930  DENTSPLY International, Inc.        1,347,173
       57,054  Edwards Lifesciences Corp. (a)      7,151,719
        2,714  Intuitive Surgical, Inc. (a)        1,342,019
       40,258  Medtronic PLC                       2,874,421
       46,228  Stryker Corp.                       4,209,059
       12,650  Zimmer Holdings, Inc.               1,418,065
                                              --------------
                                                  34,408,559
                                              --------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 4.7%
       81,817  Aetna, Inc.                         7,512,437
       80,607  AmerisourceBergen Corp.             7,661,695
       34,702  Anthem, Inc.                        4,683,382
       56,494  Cigna Corp.                         6,035,254
       38,384  DaVita HealthCare Partners,
                  Inc. (a)                         2,881,103
       68,664  Express Scripts Holding
                  Co. (a)                          5,541,871
        9,987  Humana, Inc.                        1,462,496
       26,944  Laboratory Corp. of America
                  Holdings (a)                     3,092,632
       35,010  McKesson Corp.                      7,444,877
      151,094  Patterson Cos., Inc.                7,568,298
       65,022  Quest Diagnostics, Inc.             4,621,114
       86,061  Tenet Healthcare Corp. (a)          3,638,659
       71,894  UnitedHealth Group, Inc.            7,638,738
       52,253  Universal Health Services,
                  Inc., Class B                    5,357,500
                                              --------------
                                                  75,140,056
                                              --------------
               HEALTH CARE TECHNOLOGY -- 0.2%
       44,958  Cerner Corp. (a)                    2,982,963
                                              --------------
               HOTELS, RESTAURANTS & LEISURE
                 -- 1.6%
       96,196  Carnival Corp.                      4,228,776
        4,247  Chipotle Mexican Grill,
                  Inc. (a)                         3,014,691
       74,504  Marriott International, Inc.,
                  Class A                          5,550,548
       15,303  McDonald's Corp.                    1,414,609
       88,159  Royal Caribbean Cruises Ltd.        6,660,413
       33,891  Wyndham Worldwide Corp.             2,839,727
       19,694  Yum! Brands, Inc.                   1,423,482
                                              --------------
                                                  25,132,246
                                              --------------
               HOUSEHOLD DURABLES -- 2.6%
      229,890  D.R. Horton, Inc.                   5,636,903
       54,480  Harman International
                  Industries, Inc.                 7,062,242
      170,558  Leggett & Platt, Inc.               7,270,888
      129,749  Lennar Corp., Class A               5,827,028
       37,417  Mohawk Industries, Inc. (a)         6,175,302
       76,319  Newell Rubbermaid, Inc.             2,813,881
      135,463  PulteGroup, Inc.                    2,789,183
       15,004  Whirlpool Corp.                     2,986,996
                                              --------------
                                                  40,562,423
                                              --------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS -- 0.4%
      211,112  AES (The) Corp.                $    2,579,789
      161,802  NRG Energy, Inc.                    3,990,037
                                              --------------
                                                   6,569,826
                                              --------------
               INDUSTRIAL CONGLOMERATES -- 0.4%
       17,694  3M Co.                              2,871,736
       16,730  Danaher Corp.                       1,378,218
      115,034  General Electric Co.                2,748,162
                                              --------------
                                                   6,998,116
                                              --------------
               INSURANCE -- 3.9%
       50,610  ACE Ltd.                            5,463,855
       71,378  Aflac, Inc.                         4,074,256
      103,452  Allstate (The) Corp.                7,219,915
      103,797  American International Group,
                  Inc.                             5,072,559
       84,962  Assurant, Inc.                      5,395,937
       56,193  Chubb (The) Corp.                   5,501,295
       27,677  Cincinnati Financial Corp.          1,397,965
       69,732  Hartford Financial Services
                  Group (The), Inc.                2,712,575
       75,611  Lincoln National Corp.              3,779,038
       50,784  Marsh & McLennan Cos., Inc.         2,730,656
       53,740  MetLife, Inc.                       2,498,910
       27,619  Principal Financial Group,
                  Inc.                             1,296,160
      107,707  Progressive (The) Corp. (a)         2,794,997
       26,478  Torchmark Corp.                     1,325,753
       54,927  Travelers (The) Cos., Inc.          5,647,594
      166,678  Unum Group                          5,177,019
                                              --------------
                                                  62,088,484
                                              --------------
               INTERNET & CATALOG RETAIL -- 0.2%
       34,059  Expedia, Inc.                       2,926,690
                                              --------------
               INTERNET SOFTWARE & SERVICES
                 -- 0.4%
       22,783  Akamai Technologies, Inc. (a)       1,324,945
       37,257  Facebook, Inc., Class A (a)         2,828,179
       57,557  Yahoo!, Inc. (a)                    2,531,933
                                              --------------
                                                   6,685,057
                                              --------------
               IT SERVICES -- 3.0%
       32,554  Accenture PLC, Class A              2,735,513
        5,014  Alliance Data Systems
                  Corp. (a)                        1,448,194
       55,199  Cognizant Technology Solutions
                  Corp., Class A (a)               2,987,922
      115,259  Computer Sciences Corp.             6,993,916
       46,730  Fidelity National Information
                  Services, Inc.                   2,917,354
       40,956  Fiserv, Inc. (a)                    2,970,539
       27,177  International Business
                  Machines Corp.                   4,166,506
       33,736  MasterCard, Inc., Class A           2,767,364
       99,829  Teradata Corp. (a)                  4,448,380
       85,601  Total System Services, Inc.         3,027,707
       16,627  Visa, Inc., Class A                 4,238,388
       80,085  Western Union (The) Co.             1,361,445
      524,338  Xerox Corp.                         6,905,531
                                              --------------
                                                  46,968,759
                                              --------------


                        See Notes to Financial Statements                Page 33

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               LEISURE PRODUCTS -- 0.4%
       26,090  Hasbro, Inc.                   $    1,432,863
      187,877  Mattel, Inc.                        5,053,891
                                              --------------
                                                   6,486,754
                                              --------------
               LIFE SCIENCES TOOLS & SERVICES
                 -- 0.3%
       32,801  PerkinElmer, Inc.                   1,499,334
       11,448  Thermo Fisher Scientific, Inc.      1,433,404
       12,727  Waters Corp. (a)                    1,515,149
                                              --------------
                                                   4,447,887
                                              --------------
               MACHINERY -- 3.0%
       47,643  Caterpillar, Inc.                   3,810,011
       40,321  Cummins, Inc.                       5,623,167
       49,287  Deere & Co.                         4,198,759
       81,070  Dover Corp.                         5,678,143
       48,586  Flowserve Corp.                     2,647,451
       15,144  Illinois Tool Works, Inc.           1,409,755
      156,223  Joy Global, Inc.                    6,551,993
       85,489  PACCAR, Inc.                        5,138,744
       43,079  Pall Corp.                          4,168,324
       22,548  Parker Hannifin Corp.               2,625,940
       31,893  Snap-on, Inc.                       4,232,520
       14,930  Stanley Black & Decker, Inc.        1,398,194
                                              --------------
                                                  47,483,001
                                              --------------
               MEDIA -- 2.0%
       75,164  Comcast Corp., Class A              3,994,591
       16,542  DIRECTV (a)                         1,410,702
      136,559  Gannett Co., Inc.                   4,234,694
      209,939  Interpublic Group of Cos.
                  (The), Inc.                      4,186,184
      370,549  News Corp., Class A (a)             5,517,475
       37,529  Omnicom Group, Inc.                 2,732,111
       51,041  Time Warner, Inc.                   3,977,625
       75,692  Twenty-First Century Fox, Inc.,
                  Class A                          2,509,947
       19,065  Viacom, Inc., Class B               1,228,167
       15,224  Walt Disney (The) Co.               1,384,775
                                              --------------
                                                  31,176,271
                                              --------------
               METALS & MINING -- 0.7%
      311,107  Freeport-McMoRan, Inc.              5,229,709
       75,888  Newmont Mining Corp.                1,908,583
       88,904  Nucor Corp.                         3,880,659
                                              --------------
                                                  11,018,951
                                              --------------
               MULTILINE RETAIL -- 2.2%
      102,792  Dollar General Corp. (a)            6,893,231
      103,264  Dollar Tree, Inc. (a)               7,342,070
       36,695  Family Dollar Stores, Inc.          2,792,489
      119,062  Kohl's Corp.                        7,110,383
       66,320  Macy's, Inc.                        4,236,522
       91,538  Nordstrom, Inc.                     6,975,196
                                              --------------
                                                  35,349,891
                                              --------------
               MULTI-UTILITIES -- 4.0%
       94,520  Ameren Corp.                        4,279,866
      186,109  CenterPoint Energy, Inc.            4,297,257

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               MULTI-UTILITIES (CONTINUED)
       83,651  CMS Energy Corp.               $    3,156,152
       88,072  Consolidated Edison, Inc.           6,101,628
       50,489  DTE Energy Co.                      4,526,844
       93,354  Integrys Energy Group, Inc.         7,571,009
      102,792  NiSource, Inc.                      4,446,782
      109,203  PG&E Corp.                          6,422,229
      140,403  Public Service Enterprise
                  Group, Inc.                      5,992,400
       72,191  SCANA Corp.                         4,603,620
       12,880  Sempra Energy                       1,441,530
      212,807  TECO Energy, Inc.                   4,539,173
      110,233  Wisconsin Energy Corp.              6,147,694
                                              --------------
                                                  63,526,184
                                              --------------
               OIL, GAS & CONSUMABLE FUELS
                 -- 9.3%
       92,771  Apache Corp.                        5,804,682
      371,352  Chesapeake Energy Corp.             7,122,531
       64,787  Chevron Corp.                       6,642,611
       68,560  Cimarex Energy Co.                  7,075,392
      105,228  ConocoPhillips                      6,627,259
      128,973  CONSOL Energy, Inc.                 3,733,768
      893,899  Denbury Resources, Inc.             6,167,903
      118,725  Devon Energy Corp.                  7,155,556
       38,404  EQT Corp.                           2,858,794
       78,608  Exxon Mobil Corp.                   6,871,911
       98,449  Hess Corp.                          6,644,323
      103,055  Kinder Morgan, Inc.                 4,230,408
      256,892  Marathon Oil Corp.                  6,833,327
       80,519  Marathon Petroleum Corp.            7,455,254
      143,846  Murphy Oil Corp.                    6,460,124
      267,968  Newfield Exploration Co. (a)        7,980,087
      153,228  Noble Energy, Inc.                  7,315,105
       90,152  Occidental Petroleum Corp.          7,212,160
      101,359  Phillips 66                         7,127,565
      287,536  QEP Resources, Inc.                 5,813,978
      266,303  Southwestern Energy Co. (a)         6,601,651
       78,202  Tesoro Corp.                        6,391,450
      146,820  Valero Energy Corp.                 7,763,842
                                              --------------
                                                 147,889,681
                                              --------------
               PAPER & FOREST PRODUCTS -- 0.1%
       26,764  International Paper Co.             1,409,392
                                              --------------
               PHARMACEUTICALS -- 3.0%
       44,419  AbbVie, Inc.                        2,680,687
       16,943  Actavis PLC (a)                     4,515,987
       34,186  Allergan, Inc.                      7,495,623
      118,649  Hospira, Inc. (a)                   7,525,906
       41,694  Johnson & Johnson                   4,175,237
       58,706  Mallinckrodt PLC (a)                6,222,249
      103,133  Mylan, Inc. (a)                     5,481,519
        8,581  Perrigo Co. PLC                     1,302,081
      139,981  Pfizer, Inc.                        4,374,406
      101,336  Zoetis, Inc.                        4,330,087
                                              --------------
                                                  48,103,782
                                              --------------


Page 34                 See Notes to Financial Statements

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               PROFESSIONAL SERVICES -- 0.6%
       11,863  Dun & Bradstreet (The) Corp.   $    1,365,550
       17,738  Equifax, Inc.                       1,498,151
      124,480  Robert Half International,
                  Inc.                             7,227,309
                                              --------------
                                                  10,091,010
                                              --------------
               REAL ESTATE INVESTMENT TRUSTS
                 -- 3.6%
       14,507  American Tower Corp.                1,406,454
       78,254  Apartment Investment &
                  Management Co., Class A          3,119,204
       35,585  AvalonBay Communities, Inc.         6,155,849
       22,593  Boston Properties, Inc.             3,135,908
       80,924  Equity Residential                  6,280,512
       28,136  Essex Property Trust, Inc.          6,360,143
      155,009  General Growth Properties,
                  Inc.                             4,678,172
       96,046  Health Care REIT, Inc.              7,870,970
      112,790  Iron Mountain, Inc.                 4,493,554
       57,056  Kimco Realty Corp.                  1,577,598
       52,275  Macerich (The) Co.                  4,496,173
        7,761  Public Storage                      1,558,719
        7,876  Simon Property Group, Inc.          1,564,646
       40,546  Ventas, Inc.                        3,235,976
       39,966  Weyerhaeuser Co.                    1,432,781
                                              --------------
                                                  57,366,659
                                              --------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT -- 0.4%
      212,184  CBRE Group, Inc., Class A (a)       6,862,031
                                              --------------
               ROAD & RAIL -- 1.0%
      120,359  CSX Corp.                           4,007,955
       39,785  Norfolk Southern Corp.              4,056,876
       46,965  Ryder System, Inc.                  3,888,232
       36,599  Union Pacific Corp.                 4,289,769
                                              --------------
                                                  16,242,832
                                              --------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 2.8%
      233,306  Applied Materials, Inc.             5,328,709
       72,245  Avago Technologies Ltd.             7,432,566
       67,089  Broadcom Corp., Class A             2,846,922
      162,961  First Solar, Inc. (a)               6,896,509
       80,101  Intel Corp.                         2,646,537
       20,403  KLA-Tencor Corp.                    1,254,172
       73,283  Lam Research Corp.                  5,601,753
       31,802  Microchip Technology, Inc.          1,434,270
      124,543  Micron Technology, Inc. (a)         3,644,751
      217,483  NVIDIA Corp.                        4,176,761
       26,833  Texas Instruments, Inc.             1,434,224
       67,150  Xilinx, Inc.                        2,590,311
                                              --------------
                                                  45,287,485
                                              --------------
               SOFTWARE -- 1.8%
      190,928  CA, Inc.                            5,785,118
      154,570  Electronic Arts, Inc. (a)           8,479,710
       15,561  Intuit, Inc.                        1,351,006
       30,877  Microsoft Corp.                     1,247,431
       64,648  Oracle Corp.                        2,708,105
       84,092  Red Hat, Inc. (a)                   5,364,229
      169,964  Symantec Corp.                      4,210,008
                                              --------------
                                                  29,145,607
                                              --------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               SPECIALTY RETAIL -- 6.5%
       96,243  AutoNation, Inc. (a)           $    5,738,008
        9,389  AutoZone, Inc. (a)                  5,604,858
       76,329  Bed Bath & Beyond, Inc. (a)         5,707,119
      149,152  Best Buy Co., Inc.                  5,250,150
      109,154  CarMax, Inc. (a)                    6,778,463
      215,010  GameStop Corp., Class A             7,579,103
      138,060  Gap (The), Inc.                     5,686,691
       55,392  Home Depot (The), Inc.              5,784,033
       83,972  L Brands, Inc.                      7,106,550
      105,631  Lowe's Cos., Inc.                   7,157,557
       37,731  O'Reilly Automotive, Inc. (a)       7,069,280
       53,636  PetSmart, Inc.                      4,382,329
       77,100  Ross Stores, Inc.                   7,070,841
      320,852  Staples, Inc.                       5,470,527
       13,425  Tiffany & Co.                       1,163,142
       63,581  TJX (The) Cos., Inc.                4,192,531
       73,758  Tractor Supply Co.                  5,986,937
      165,500  Urban Outfitters, Inc. (a)          5,769,330
                                              --------------
                                                 103,497,449
                                              --------------
               TECHNOLOGY HARDWARE, STORAGE &
                  PERIPHERALS -- 1.4%
       39,500  Apple, Inc.                         4,627,820
       97,747  EMC Corp.                           2,534,580
      144,878  Hewlett-Packard Co.                 5,234,442
       34,599  NetApp, Inc.                        1,307,842
       65,572  Seagate Technology PLC              3,700,883
       52,525  Western Digital Corp.               5,107,006
                                              --------------
                                                  22,512,573
                                              --------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 1.5%
      154,792  Coach, Inc.                         5,756,715
       39,374  Fossil Group, Inc. (a)              3,850,777
       45,356  NIKE, Inc., Class B                 4,184,091
       15,700  Ralph Lauren Corp.                  2,620,173
       42,813  Under Armour, Inc., Class A (a)     3,085,961
       58,222  VF Corp.                            4,038,860
                                              --------------
                                                  23,536,577
                                              --------------
               TOBACCO -- 0.1%
       29,115  Altria Group, Inc.                  1,546,006
                                              --------------
               TRADING COMPANIES &
                  DISTRIBUTORS -- 0.2%
       14,065  United Rentals, Inc. (a)            1,165,285
        5,629  W.W. Grainger, Inc.                 1,327,544
                                              --------------
                                                   2,492,829
                                              --------------
               TOTAL INVESTMENTS -- 100.0%     1,590,999,964
               (Cost $1,519,080,013) (b)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.0%                 32,405
                                              --------------
               NET ASSETS -- 100.0%           $1,591,032,369
                                              ==============


                        See Notes to Financial Statements                Page 35

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JANUARY 31, 2015 (UNAUDITED)

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $131,388,058 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $59,468,107.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2      LEVEL 3
--------------------------------------------------------------
Common Stocks*        $1,590,999,964    $      --    $      --
                      ========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2015.


Page 36                 See Notes to Financial Statements

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 3.4%
       51,437  B/E Aerospace, Inc. (a)        $    3,000,320
       36,280  Esterline Technologies
                  Corp. (a)                        4,066,625
      226,992  Exelis, Inc.                        3,883,833
       35,383  Huntington Ingalls Industries,
                  Inc.                             4,125,658
      120,581  KLX, Inc. (a)                       4,740,039
       42,787  Orbital ATK, Inc. (a)               5,575,574
       73,995  Triumph Group, Inc.                 4,222,155
                                              --------------
                                                  29,614,204
                                              --------------
               AIRLINES -- 1.3%
       83,232  Alaska Air Group, Inc.              5,648,956
      313,616  JetBlue Airways Corp. (a)           5,265,612
                                              --------------
                                                  10,914,568
                                              --------------
               AUTO COMPONENTS -- 0.4%
      220,269  Gentex Corp.                        3,676,290
                                              --------------
               AUTOMOBILES -- 0.3%
       53,416  Thor Industries, Inc.               3,009,992
                                              --------------
               BANKS -- 2.7%
      106,795  Associated Banc-Corp.               1,795,224
       44,193  BancorpSouth, Inc.                    877,231
       38,874  Cathay General Bancorp                928,700
       51,397  East West Bancorp, Inc.             1,859,543
       73,254  First Horizon National Corp.          951,569
      105,325  FirstMerit Corp.                    1,725,750
      160,969  Fulton Financial Corp.              1,794,804
       64,807  Hancock Holding Co.                 1,692,111
      112,448  International Bancshares Corp.      2,531,205
       21,883  PacWest Bancorp                       935,608
       35,939  Prosperity Bancshares, Inc.         1,645,647
        7,898  Signature Bank (a)                    925,093
      125,210  TCF Financial Corp.                 1,840,587
       81,075  Trustmark Corp.                     1,731,762
      102,450  Valley National Bancorp               930,246
       30,581  Webster Financial Corp.               933,638
                                              --------------
                                                  23,098,718
                                              --------------
               BIOTECHNOLOGY -- 0.3%
       15,365  United Therapeutics Corp. (a)       2,168,462
                                              --------------
               BUILDING PRODUCTS -- 1.0%
       52,905  A.O. Smith Corp.                    3,143,086
       43,949  Fortune Brands Home &
                  Security, Inc.                   1,968,476
       31,391  Lennox International, Inc.          3,086,049
                                              --------------
                                                   8,197,611
                                              --------------
               CAPITAL MARKETS -- 1.1%
       24,305  Eaton Vance Corp.                     978,276
      185,020  Janus Capital Group, Inc.           3,245,251
       34,728  Raymond James Financial, Inc.       1,827,388
       49,690  SEI Investments Co.                 1,996,047
       39,935  Waddell & Reed Financial,
                  Inc., Class A                    1,785,494
                                              --------------
                                                   9,832,456
                                              --------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               CHEMICALS -- 3.3%
       66,176  Albemarle Corp.                $    3,193,654
       24,920  Ashland, Inc.                       2,953,518
      113,405  Cabot Corp.                         4,809,506
       57,295  Minerals Technologies, Inc.         3,743,082
      174,755  Olin Corp.                          4,381,108
       26,241  PolyOne Corp.                         933,917
       39,235  RPM International, Inc.             1,877,787
       15,963  Scotts Miracle-Gro (The) Co.,
                  Class A                          1,012,533
       32,973  Sensient Technologies Corp.         2,011,353
       46,013  Valspar (The) Corp.                 3,838,865
                                              --------------
                                                  28,755,323
                                              --------------
               COMMERCIAL SERVICES & SUPPLIES
                 -- 1.3%
       31,961  Deluxe Corp.                        2,075,228
       97,414  HNI Corp.                           4,797,639
       59,196  R.R. Donnelley & Sons Co.             974,958
       30,054  Rollins, Inc.                         993,285
       45,228  Waste Connections, Inc.             1,954,754
                                              --------------
                                                  10,795,864
                                              --------------
               COMMUNICATIONS EQUIPMENT
                 -- 1.2%
       98,853  ARRIS Group, Inc. (a)               2,591,926
       94,026  InterDigital, Inc.                  4,699,419
       37,525  Plantronics, Inc.                   1,719,771
       48,740  Riverbed Technology, Inc. (a)       1,003,069
                                              --------------
                                                  10,014,185
                                              --------------
               CONSTRUCTION & ENGINEERING
                 -- 0.4%
      131,023  AECOM (a)                           3,330,605
                                              --------------
               CONTAINERS & PACKAGING -- 2.2%
       29,766  AptarGroup, Inc.                    1,878,532
       44,008  Bemis Co., Inc.                     1,949,554
       63,188  Greif, Inc., Class A                2,413,782
       63,728  Packaging Corp. of America          4,833,769
       65,254  Rock-Tenn Co., Class A              4,234,985
       18,560  Silgan Holdings, Inc.                 954,170
       68,292  Sonoco Products Co.                 3,018,506
                                              --------------
                                                  19,283,298
                                              --------------
               DISTRIBUTORS -- 0.1%
       35,377  LKQ Corp. (a)                         913,080
                                              --------------
               DIVERSIFIED CONSUMER SERVICES
                 -- 1.6%
       87,493  Apollo Education Group,
                  Inc. (a)                         2,210,073
       83,825  DeVry Education Group, Inc.         3,555,018
        5,759  Graham Holdings Co., Class B        5,386,508
      131,470  Service Corp. International         2,975,166
                                              --------------
                                                  14,126,765
                                              --------------
               DIVERSIFIED FINANCIAL SERVICES
                 -- 0.2%
       31,372  CBOE Holdings, Inc.                 2,022,553
                                              --------------


                        See Notes to Financial Statements                Page 37

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ELECTRIC UTILITIES -- 2.3%
       36,479  Cleco Corp.                    $    1,982,998
      140,062  Great Plains Energy, Inc.           4,141,633
       29,713  Hawaiian Electric Industries,
                  Inc.                             1,019,156
       60,117  IDACORP, Inc.                       4,082,545
       56,076  OGE Energy Corp.                    1,972,754
      100,721  PNM Resources, Inc.                 3,071,991
       72,366  Westar Energy, Inc.                 3,091,476
                                              --------------
                                                  19,362,553
                                              --------------
               ELECTRICAL EQUIPMENT -- 0.8%
       21,306  Acuity Brands, Inc.                 3,193,556
       18,624  Hubbell, Inc., Class B              1,974,889
       26,457  Regal-Beloit Corp.                  1,821,565
                                              --------------
                                                   6,990,010
                                              --------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 3.6%
       85,921  Arrow Electronics, Inc. (a)         4,729,092
      115,620  Avnet, Inc.                         4,812,104
       37,868  Belden, Inc.                        3,140,772
       24,069  Cognex Corp. (a)                      884,536
      107,973  Ingram Micro, Inc., Class A (a)     2,718,760
       13,278  IPG Photonics Corp. (a)               991,070
       45,570  Jabil Circuit, Inc.                   939,198
       58,916  Keysight Technologies, Inc. (a)     1,967,205
       62,932  Tech Data Corp. (a)                 3,593,417
      351,516  Vishay Intertechnology, Inc.        4,787,648
       25,702  Zebra Technologies Corp.,
                  Class A (a)                      2,145,089
                                              --------------
                                                  30,708,891
                                              --------------
               ENERGY EQUIPMENT & SERVICES
                 -- 5.5%
      175,324  Atwood Oceanics, Inc.               5,010,760
      124,194  CARBO Ceramics, Inc. (b)            4,071,079
       12,161  Dresser-Rand Group, Inc. (a)          973,853
       51,859  Dril-Quip, Inc. (a)                 3,849,494
      229,215  Helix Energy Solutions Group,
                  Inc. (a)                         4,302,365
       67,661  Oceaneering International,
                  Inc.                             3,542,730
       81,374  Oil States International,
                  Inc. (a)                         3,342,030
      299,816  Patterson-UTI Energy, Inc.          5,144,843
      213,291  Rowan Cos. PLC, Class A             4,504,706
      197,477  Superior Energy Services, Inc.      3,949,540
      153,470  Tidewater, Inc.                     4,490,532
      145,864  Unit Corp. (a)                      4,343,830
                                              --------------
                                                  47,525,762
                                              --------------
               FOOD & STAPLES RETAILING -- 0.5%
      410,223  SUPERVALU, Inc. (a)                 3,995,572
                                              --------------
               FOOD PRODUCTS -- 2.3%
      103,678  Flowers Foods, Inc.                 2,027,942
       85,331  Hain Celestial Group (The),
                  Inc. (a)                         4,502,917
       35,176  Ingredion, Inc.                     2,836,592
       71,243  Post Holdings, Inc. (a)             3,366,232
       46,524  TreeHouse Foods, Inc. (a)           4,219,727

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               FOOD PRODUCTS (CONTINUED)
       85,292  WhiteWave Foods (The)
                  Co. (a)                     $    2,812,077
                                              --------------
                                                  19,765,487
                                              --------------
               GAS UTILITIES -- 2.0%
       53,541  Atmos Energy Corp.                  3,047,018
       42,922  National Fuel Gas Co.               2,722,543
       96,535  ONE Gas, Inc.                       4,265,882
       78,702  Questar Corp.                       2,042,317
      130,962  UGI Corp.                           4,844,284
                                              --------------
                                                  16,922,044
                                              --------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES -- 2.1%
       12,275  Cooper (The) Cos., Inc.             1,935,154
       43,756  Halyard Health, Inc. (a)            1,950,205
       21,806  Hill-Rom Holdings, Inc.             1,041,454
       26,837  IDEXX Laboratories, Inc. (a)        4,251,517
       17,745  ResMed, Inc. (b)                    1,108,530
       11,386  Sirona Dental Systems, Inc. (a)     1,027,245
       76,699  STERIS Corp.                        5,002,309
       17,328  Teleflex, Inc.                      1,898,456
                                              --------------
                                                  18,214,870
                                              --------------
               HEALTH CARE PROVIDERS & SERVICES
                 -- 3.4%
       47,896  Centene Corp. (a)                   5,228,327
       36,899  Community Health Systems,
                  Inc. (a)                         1,736,836
       29,226  Henry Schein, Inc. (a)              4,035,234
       69,169  LifePoint Hospitals, Inc. (a)       4,512,585
       60,190  MEDNAX, Inc. (a)                    4,086,299
       54,561  Omnicare, Inc.                      4,090,984
      101,988  VCA, Inc. (a)                       5,313,575
                                              --------------
                                                  29,003,840
                                              --------------
               HOTELS, RESTAURANTS & LEISURE
                 -- 2.5%
       67,800  Brinker International, Inc.         3,961,554
       19,773  Cheesecake Factory (The), Inc.      1,038,280
       52,819  Domino's Pizza, Inc.                5,231,722
      115,338  International Game Technology       1,951,519
       94,293  International Speedway Corp.,
                  Class A                          2,742,983
       70,278  Life Time Fitness, Inc. (a)         3,842,098
       11,382  Panera Bread Co., Class A (a)       1,956,111
      110,165  Wendy's (The) Co.                   1,161,139
                                              --------------
                                                  21,885,406
                                              --------------
               HOUSEHOLD DURABLES -- 1.8%
      103,884  Jarden Corp. (a)                    4,988,510
       60,108  KB Home (b)                           748,946
       75,164  M.D.C. Holdings, Inc. (b)           1,879,100
        3,900  NVR, Inc. (a)                       4,891,497
       18,117  Tempur Sealy International,
                  Inc. (a)                           996,978
       29,028  Toll Brothers, Inc. (a)             1,004,949
       15,790  Tupperware Brands Corp.             1,067,562
                                              --------------
                                                  15,577,542
                                              --------------

Page 38                 See Notes to Financial Statements

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HOUSEHOLD PRODUCTS -- 0.1%
       12,623  Church & Dwight Co., Inc.      $    1,021,453
                                              --------------
               INDUSTRIAL CONGLOMERATES -- 0.1%
       11,024  Carlisle Cos., Inc.                   988,632
                                              --------------
               INSURANCE -- 5.7%
       10,731  Alleghany Corp. (a)                 4,744,068
       49,150  American Financial Group, Inc.      2,852,666
       21,130  Arthur J. Gallagher & Co.             938,806
      113,638  Aspen Insurance Holdings Ltd.       4,922,798
       60,455  Brown & Brown, Inc.                 1,865,037
       29,207  Everest Re Group, Ltd.              5,005,496
       58,690 First American Financial Corp. 1,996,634 41,845 Hanover Insurance Group
                  (The), Inc.                      2,887,305
       74,349  HCC Insurance Holdings, Inc.        3,965,776
       27,549  Kemper Corp.                          961,735
       52,662  Mercury General Corp.               3,009,633
      271,987  Old Republic International
                  Corp.                            3,818,697
       55,001  Primerica, Inc.                     2,730,250
       34,060  Reinsurance Group of America,
                  Inc.                             2,820,508
       42,719  StanCorp Financial Group, Inc.      2,650,287
       77,627  W. R. Berkley Corp.                 3,802,947
                                              --------------
                                                  48,972,643
                                              --------------
               INTERNET & CATALOG RETAIL -- 0.6%
       65,447  HSN, Inc.                           5,068,216
                                              --------------
               INTERNET SOFTWARE & SERVICES
                 -- 1.0%
       64,639  AOL, Inc. (a)                       2,795,637
        4,388  Equinix, Inc.                         951,581
      106,258  Rackspace Hosting, Inc. (a)         4,777,360
                                              --------------
                                                   8,524,578
                                              --------------
               IT SERVICES -- 2.8%
       43,083  Broadridge Financial Solutions,
                  Inc.                             2,067,553
       97,672  Convergys Corp.                     1,871,396
       52,830  DST Systems, Inc.                   5,108,661
       35,440  Gartner, Inc. (a)                   2,984,757
       49,290  Global Payments, Inc.               4,303,510
       16,009  Jack Henry & Associates, Inc.         982,472
      178,919  NeuStar, Inc., Class A (a) (b)      4,703,781
       53,483  VeriFone Systems, Inc. (a)          1,678,831
                                              --------------
                                                  23,700,961
                                              --------------
               LEISURE PRODUCTS -- 0.7%
       77,627  Brunswick Corp.                     4,213,594
       13,155  Polaris Industries, Inc.            1,902,081
                                              --------------
                                                   6,115,675
                                              --------------
               LIFE SCIENCES TOOLS & SERVICES
                 -- 1.2%
        8,251  Bio-Rad Laboratories, Inc.,
                  Class A (a)                        944,492
       31,263  Charles River Laboratories
                  International, Inc. (a)          2,168,089

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               LIFE SCIENCES TOOLS & SERVICES
                  (CONTINUED)
       38,320  Covance, Inc. (a)              $    4,069,967
        9,867  Mettler-Toledo International,
                  Inc. (a)                         2,999,075
                                              --------------
                                                  10,181,623
                                              --------------
               MACHINERY -- 3.7%
      110,043  AGCO Corp.                          4,769,264
       14,928  CLARCOR, Inc.                         933,448
       16,947  Crane Co.                           1,032,920
       12,780  IDEX Corp.                            924,633
      111,181  Kennametal, Inc.                    3,493,307
       14,398  Lincoln Electric Holdings,
                  Inc.                               977,768
       81,792  Oshkosh Corp.                       3,504,787
       57,891  SPX Corp.                           4,837,951
      178,406  Terex Corp.                         4,010,567
       23,308  Timken (The) Co.                      885,937
       23,499  Valmont Industries, Inc.            2,822,700
       22,898  Wabtec Corp.                        1,910,838
       40,414  Woodward, Inc.                      1,802,868
                                              --------------
                                                  31,906,988
                                              --------------
               MARINE -- 0.4%
       49,284  Kirby Corp. (a)                     3,572,597
                                              --------------
               MEDIA -- 0.9%
       15,600  AMC Networks, Inc.,
                  Class A (a)                      1,040,520
       16,793  John Wiley & Sons, Inc.,
                  Class A                          1,040,494
      152,400  Live Nation Entertainment,
                  Inc. (a)                         3,622,548
       18,314  Meredith Corp.                        953,427
       40,422  Time, Inc.                          1,012,167
                                              --------------
                                                   7,669,156
                                              --------------
               METALS & MINING -- 3.2%
       60,596  Carpenter Technology Corp.          2,299,012
      244,270  Commercial Metals Co.               3,278,104
       34,370  Compass Minerals
                  International, Inc.              3,003,938
       81,181  Reliance Steel & Aluminum
                  Co.                              4,251,449
      201,579  Steel Dynamics, Inc.                3,434,906
      134,322  TimkenSteel Corp.                   3,626,694
      148,809  United States Steel Corp. (b)       3,636,892
      132,242  Worthington Industries, Inc.        3,958,003
                                              --------------
                                                  27,488,998
                                              --------------
               MULTILINE RETAIL -- 0.4%
       74,572  Big Lots, Inc.                      3,423,600
                                              --------------
               MULTI-UTILITIES -- 1.6%
       29,955  Alliant Energy Corp.                2,055,213
       56,266  Black Hills Corp.                   2,822,303
      211,658  MDU Resources Group, Inc.           4,785,587
       86,073  Vectren Corp.                       4,124,618
                                              --------------
                                                  13,787,721
                                              --------------


                        See Notes to Financial Statements                Page 39

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               OIL, GAS & CONSUMABLE FUELS
                 -- 4.0%
      902,714  California Resources
                  Corp. (a)                   $    4,621,896
       46,806  Energen Corp.                       2,968,437
       95,332  Gulfport Energy Corp. (a)           3,669,329
      132,710  HollyFrontier Corp.                 4,766,943
      222,947  Rosetta Resources, Inc. (a)         3,805,705
      128,926  SM Energy Co.                       4,875,981
      105,325  Western Refining, Inc.              3,910,717
       42,395  World Fuel Services Corp.           2,076,083
      342,147  WPX Energy, Inc. (a)                3,647,287
                                              --------------
                                                  34,342,378
                                              --------------
               PAPER & FOREST PRODUCTS -- 0.6%
      123,669  Domtar Corp.                        4,736,523
                                              --------------
               PROFESSIONAL SERVICES -- 1.0%
       27,431  Corporate Executive Board
                  (The) Co.                        1,879,572
       25,752  FTI Consulting, Inc. (a)            1,047,334
       58,371  ManpowerGroup, Inc.                 4,254,078
        8,790  Towers Watson & Co., Class A        1,041,615
                                              --------------
                                                   8,222,599
                                              --------------
               REAL ESTATE INVESTMENT TRUSTS
                 -- 6.6%
       44,841  Alexandria Real Estate
                  Equities, Inc.                   4,372,894
       72,156  American Campus
                  Communities, Inc.                3,171,978
       54,749  Corrections Corp. of America        2,152,731
      147,741  Duke Realty Corp.                   3,225,186
       39,227  Equity One, Inc.                    1,068,544
       67,858  Extra Space Storage, Inc.           4,478,628
        7,454  Federal Realty Investment
                  Trust                            1,071,662
       44,932  Highwoods Properties, Inc.          2,111,804
       64,180  Hospitality Properties Trust        2,091,626
       43,208  Kilroy Realty Corp.                 3,203,873
       98,324  LaSalle Hotel Properties            3,978,189
       39,962  Mid-America Apartment
                  Communities, Inc.                3,169,786
       50,535  National Retail Properties,
                  Inc.                             2,164,919
       76,385  OMEGA Healthcare Investors,
                  Inc.                             3,350,246
       35,605  Rayonier, Inc.                      1,045,007
       62,552  Realty Income Corp.                 3,397,199
       46,792  Regency Centers Corp.               3,208,060
       25,075  SL Green Realty Corp.               3,159,450
       26,915  Tanger Factory Outlet Centers,
                  Inc.                             1,059,105
       26,035  Taubman Centers, Inc.               2,133,568
       64,555  UDR, Inc.                           2,147,099
       28,488  Weingarten Realty Investors         1,067,730
                                              --------------
                                                  56,829,284
                                              --------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT -- 0.6%
       33,175  Jones Lang LaSalle, Inc.            4,879,379
                                              --------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               ROAD & RAIL -- 2.4%
       60,683  Con-way, Inc.                  $    2,486,182
       22,126  Genesee & Wyoming, Inc.,
                  Class A (a)                      1,824,289
       47,230  J.B. Hunt Transport Services,
                  Inc.                             3,759,980
       54,862  Landstar System, Inc.               3,515,557
       64,064  Old Dominion Freight Line,
                  Inc. (a)                         4,492,168
      159,678  Werner Enterprises, Inc.            4,555,613
                                              --------------
                                                  20,633,789
                                              --------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 2.9%
       61,750  Cree, Inc. (a) (b)                  2,183,480
      208,990  Cypress Semiconductor
                  Corp. (b)                        3,078,423
      203,019  Integrated Device Technology,
                  Inc. (a)                         3,713,217
       74,954  Qorvo, Inc. (a)                     5,536,852
       68,408  Skyworks Solutions, Inc.            5,681,284
       50,989  SunEdison, Inc. (a) (b)               955,024
      201,069  Teradyne, Inc.                      3,639,349
                                              --------------
                                                  24,787,629
                                              --------------
               SOFTWARE -- 3.1%
       49,320  ACI Worldwide, Inc. (a)               910,940
      104,880  Cadence Design Systems,
                  Inc. (a)                         1,886,791
       21,203  FactSet Research Systems, Inc.      3,044,539
       41,278  Fair Isaac Corp.                    2,945,185
      162,229  Fortinet, Inc. (a)                  4,849,836
      136,148  Mentor Graphics Corp.               3,132,766
       99,818  SolarWinds, Inc. (a)                4,806,237
       45,769  Synopsys, Inc. (a)                  1,967,609
       27,269  Tyler Technologies, Inc. (a)        2,892,696
                                              --------------
                                                  26,436,599
                                              --------------
               SPECIALTY RETAIL -- 5.4%
      130,166  Aaron's, Inc.                       4,121,056
      138,937  Abercrombie & Fitch Co.,
                  Class A                          3,545,672
       31,228  Advance Auto Parts, Inc.            4,965,252
       81,808  ANN, Inc. (a)                       2,707,845
      396,016  Ascena Retail Group, Inc. (a)       4,577,945
       18,873  Cabela's, Inc. (a)                  1,037,071
      184,107  Chico's FAS, Inc.                   3,070,905
       60,108  Dick's Sporting Goods, Inc.         3,104,578
       53,122  Foot Locker, Inc.                   2,827,153
      235,956  Guess?, Inc.                        4,431,254
       14,447  Murphy USA, Inc. (a)                1,008,545
      109,558  Rent-A-Center, Inc.                 3,755,648
       37,805  Signet Jewelers Ltd.                4,578,564
       39,434  Williams-Sonoma, Inc.               3,085,710
                                              --------------
                                                  46,817,198
                                              --------------


Page 40                 See Notes to Financial Statements

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               TECHNOLOGY HARDWARE, STORAGE &
                  PERIPHERALS -- 0.9%
      120,522  Lexmark International, Inc.,
                  Class A                     $    4,810,033
      102,415  NCR Corp. (a)                       2,601,341
                                              --------------
                                                   7,411,374
                                              --------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 1.0%
       45,575  Carter's, Inc.                      3,713,907
       10,927  Deckers Outdoor Corp. (a)             721,728
       35,649  Hanesbrands, Inc.                   3,970,586
                                              --------------
                                                   8,406,221
                                              --------------
               THRIFTS & MORTGAGE FINANCE
                 -- 0.4%
       74,460  Astoria Financial Corp.               910,646
       62,174  New York Community Bancorp,
                  Inc.                               960,588
       89,823  Washington Federal, Inc.            1,783,885
                                              --------------
                                                   3,655,119
                                              --------------
               TRADING COMPANIES & DISTRIBUTORS
                  -- 0.7%
       51,866  GATX Corp.                          2,964,142
       12,244  MSC Industrial Direct Co., Inc.,
                  Class A                            919,157
       77,325  NOW, Inc. (a) (b)                   1,929,259
                                              --------------
                                                   5,812,558
                                              --------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.4%
      157,591  Telephone & Data Systems, Inc.      3,663,991
                                              --------------
               TOTAL COMMON STOCKS --
                  100.0%                         858,763,433
               (Cost $819,770,861)            --------------

               MONEY MARKET FUNDS -- 0.6%
    4,402,998  Goldman Sachs Financial
                  Square Treasury Obligations
                  Fund - Institutional
                  Class - 0.01% (c) (d)            4,402,998
      595,363  Morgan Stanley Institutional
                  Liquidity Fund - Treasury
                  Portfolio - Institutional
                  Class - 0.03% (c)                  595,363
                                              --------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.6%                           4,998,361
               (Cost $4,998,361)              --------------

  PRINCIPAL
    VALUE      DESCRIPTION                             VALUE
------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 1.6%
$   4,508,150  JPMorgan Chase & Co.,
                  0.05% (c), dated 01/31/15,
                  due 02/02/15, with a
                  maturity value of
                  $4,508,169. Collateralized
                  by U.S. Treasury Notes,
                  interest rates of 1.375%
                  to 1.500%, due 07/31/18 to
                  05/31/19. The value of the
                  collateral including
                  accrued interest is
                  $4,622,775. (d)             $    4,508,150
    9,641,886  RBC Capital Markets LLC,
                  0.05% (c), dated 01/31/15,
                  due 02/02/15, with a
                  maturity value of
                  $9,641,926. Collateralized
                  by U.S. Treasury Notes,
                  interest rates of 0.250%
                  to 3.125%, due 05/15/16 to
                  05/15/19. The value of the
                  collateral including
                  accrued interest is
                  $9,864,098. (d)                  9,641,886
                                              --------------
               TOTAL REPURCHASE AGREEMENTS
                  -- 1.6%                         14,150,036
               (Cost $14,150,036)             --------------

               TOTAL INVESTMENTS -- 102.2%       877,911,830
               (Cost $838,919,258) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (2.2)%          (19,048,068)
                                              --------------
               NET ASSETS -- 100.0%           $  858,863,762
                                              ==============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $18,069,631 and the total value of the collateral held by the Fund is $18,553,034.

(c)   Interest rate shown reflects yield as of January 31, 2015.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $79,455,052 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $40,462,480.


                        See Notes to Financial Statements                Page 41

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JANUARY 31, 2015 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2      LEVEL 3
--------------------------------------------------------------
Common Stocks*        $ 858,763,433   $         --   $      --
Money Market Funds        4,998,361             --          --
Repurchase Agreements            --     14,150,036          --
                      ----------------------------------------
Total Investments     $ 863,761,794   $ 14,150,036   $      --
                      ========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2015.

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)               $   18,069,631
Non-cash Collateral(2)                           (18,069,631)
                                              --------------
Net Amount                                    $           --
                                              ==============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At January 31, 2015, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)               $   14,150,036
Non-cash Collateral(4)                           (14,150,036)
                                              --------------
Net Amount                                    $           --
                                              ==============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2015, the value of collateral received from each seller exceeded the value of the repurchase agreements.


Page 42                 See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 2.5%
       83,108  AAR Corp.                      $    2,381,875
       26,318  Cubic Corp.                         1,376,168
       13,085  Curtiss-Wright Corp.                  870,545
       32,364  Engility Holdings, Inc. (a)         1,291,324
       75,697  GenCorp, Inc. (a)                   1,271,710
       12,474  Moog, Inc., Class A (a)               876,922
       39,781  National Presto Industries,
                  Inc. (b)                         2,506,203
       34,343  Orbital Sciences Corp. (a)            964,695
       87,188  TASER International,
                  Inc. (a) (b)                     2,354,948
       13,483  Teledyne Technologies, Inc. (a)     1,281,424
                                              --------------
                                                  15,175,814
                                              --------------
               AIR FREIGHT & LOGISTICS -- 0.5%
       46,829  Atlas Air Worldwide Holdings,
                  Inc. (a)                         2,116,671
       18,334  Forward Air Corp.                     823,196
                                              --------------
                                                   2,939,867
                                              --------------
               AIRLINES -- 0.7%
       12,285  Allegiant Travel Co.                2,226,902
      139,085  SkyWest, Inc.                       1,745,517
                                              --------------
                                                   3,972,419
                                              --------------
               AUTO COMPONENTS -- 0.7%
        9,568  Dorman Products, Inc. (a)             437,545
       18,082  Drew Industries, Inc. (a)             909,163
       36,339  Standard Motor Products, Inc.       1,324,920
       70,000  Superior Industries
                  International, Inc.              1,277,500
                                              --------------
                                                   3,949,128
                                              --------------
               BANKS -- 3.0%
       36,532  Bank of the Ozarks, Inc.            1,184,733
       21,469  Banner Corp.                          866,918
       64,223  BBCN Bancorp, Inc.                    831,688
       23,287  Cardinal Financial Corp.              414,741
        9,923  City Holding Co.                      420,041
       16,725  Columbia Banking System, Inc.         425,317
       12,112  Community Bank System, Inc.           407,327
       34,664  F.N.B. Corp.                          415,968
      235,990  First BanCorp (a)                   1,295,585
      100,162  First Commonwealth Financial
                  Corp.                              790,278
       21,170  Hanmi Financial Corp.                 420,436
       10,784  Independent Bank Corp.                407,959
       28,106  MB Financial, Inc.                    798,491
       87,742  National Penn Bancshares, Inc.        851,097
       35,153  NBT Bancorp, Inc.                     808,871
      110,933  OFG Bancorp                         1,786,021
       62,062  Old National Bancorp                  832,251
       13,823  PrivateBancorp, Inc.                  419,390
       15,490  S&T Bancorp, Inc.                     425,820
       11,361  Simmons First National Corp.,
                  Class A                            425,129
       68,766  Susquehanna Bancshares, Inc.          867,139
        8,351  Tompkins Financial Corp.              428,156
       36,992  United Bankshares, Inc.             1,250,700

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               BANKS (CONTINUED)
       45,581  Wilshire Bancorp, Inc.         $      414,787
       19,751  Wintrust Financial Corp.              858,576
                                              --------------
                                                  18,047,419
                                              --------------
               BEVERAGES -- 0.4%
        7,972  Boston Beer (The) Co., Inc.,
                  Class A (a)                      2,507,353
                                              --------------
               BIOTECHNOLOGY -- 0.7%
       45,193  Acorda Therapeutics, Inc. (a)       1,877,769
       84,789  Emergent Biosolutions, Inc. (a)     2,376,636
                                              --------------
                                                   4,254,405
                                              --------------
               BUILDING PRODUCTS -- 1.5%
       20,622  AAON, Inc.                            449,766
       34,256  American Woodmark Corp. (a)         1,408,949
       32,696  Apogee Enterprises, Inc.            1,414,429
       85,193  Gibraltar Industries, Inc. (a)      1,289,822
       69,435  Griffon Corp.                       1,020,000
       95,902  PGT, Inc. (a)                         823,798
       24,589  Quanex Building Products
                  Corp.                              463,011
       13,348  Simpson Manufacturing Co.,
                  Inc.                               435,679
       34,720  Universal Forest Products, Inc.     1,738,083
                                              --------------
                                                   9,043,537
                                              --------------
               CAPITAL MARKETS -- 1.3%
      138,666  Calamos Asset Management,
                  Inc., Class A                    1,740,258
       38,566  HFF, Inc., Class A                  1,310,087
       66,536  Investment Technology Group,
                  Inc. (a)                         1,380,622
       39,742  Piper Jaffray Cos. (a)              2,028,829
        9,052  Stifel Financial Corp. (a)            426,802
        8,125  Virtus Investment Partners,
                  Inc.                             1,101,994
                                              --------------
                                                   7,988,592
                                              --------------
               CHEMICALS -- 3.5%
       22,787  A. Schulman, Inc.                     794,127
       27,716  Balchem Corp.                       1,468,116
       66,661  Calgon Carbon Corp. (a)             1,315,221
      177,325  FutureFuel Corp.                    1,948,802
       21,314  Hawkins, Inc.                         820,802
       23,698  Innophos Holdings, Inc.             1,410,979
       33,268  Intrepid Potash, Inc. (a) (b)         442,797
       88,843  Kraton Performance Polymers,
                  Inc. (a)                         1,718,224
       73,434  LSB Industries, Inc. (a)            2,294,078
       61,980  OM Group, Inc.                      1,735,440
       20,068  Quaker Chemical Corp.               1,583,767
       41,413  Rayonier Advanced Materials,
                  Inc.                               708,991
       57,605  Stepan Co.                          2,212,032
       61,592  Tredegar Corp.                      1,317,453
       60,958  Zep, Inc.                             976,547
                                              --------------
                                                  20,747,376
                                              --------------


                        See Notes to Financial Statements                Page 43

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               COMMERCIAL SERVICES & SUPPLIES
                 -- 2.1%
       48,350  ABM Industries, Inc.           $    1,395,865
       18,914  Brink's (The) Co.                     423,863
       26,071  G&K Services, Inc., Class A         1,827,577
       14,930  Healthcare Services Group, Inc.       470,444
       28,462  Matthews International Corp.,
                  Class A                          1,318,644
       69,175  Tetra Tech, Inc.                    1,593,100
       11,407  UniFirst Corp.                      1,324,695
       43,807  United Stationers, Inc.             1,765,860
       86,601  Viad Corp.                          2,336,495
                                              --------------
                                                  12,456,543
                                              --------------
               COMMUNICATIONS EQUIPMENT
                 -- 1.0%
       21,179  ADTRAN, Inc.                          468,267
       67,558  Bel Fuse, Inc., Class B             1,588,964
       58,600  Comtech Telecommunications
                  Corp.                            1,936,144
       51,910  NETGEAR, Inc. (a)                   1,753,001
        7,327  ViaSat, Inc. (a)                      411,924
                                              --------------
                                                   6,158,300
                                              --------------
               CONSTRUCTION & ENGINEERING
                  -- 0.8%
       74,436  Aegion Corp. (a)                    1,140,359
       39,475  Dycom Industries, Inc. (a)          1,216,225
       31,139  EMCOR Group, Inc.                   1,256,770
      125,366  Orion Marine Group, Inc. (a)        1,144,592
                                              --------------
                                                   4,757,946
                                              --------------
               CONSTRUCTION MATERIALS -- 0.3%
      123,216  Headwaters, Inc. (a)                1,734,881
                                              --------------
               CONSUMER FINANCE -- 1.6%
      102,069  Cash America International,
                  Inc.                             2,123,035
       31,201  Encore Capital Group, Inc. (a)      1,161,301
      196,494  EZCORP, Inc., Class A (a)           2,025,853
        8,296  First Cash Financial Services,
                  Inc. (a)                           412,477
       67,606  Green Dot Corp., Class A (a)        1,030,992
        7,969  PRA Group, Inc. (a)                   394,625
       29,057  World Acceptance Corp. (a) (b)      2,134,237
                                              --------------
                                                   9,282,520
                                              --------------
               DISTRIBUTORS -- 0.2%
       21,836  Pool Corp.                          1,358,418
                                              --------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.7%
       37,572  American Public Education,
                  Inc. (a)                         1,261,292
       18,000  Capella Education Co.               1,223,820
       18,647  Strayer Education, Inc. (a)         1,249,349
       46,928  Universal Technical Institute,
                  Inc.                               383,402
                                              --------------
                                                   4,117,863
                                              --------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.2%
       12,880  MarketAxess Holdings, Inc.     $      978,494
                                              --------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 1.1%
      100,820  8x8, Inc. (a)                         777,322
       27,329  Atlantic Tele-Network, Inc.         1,815,465
       33,186  Consolidated Communications
                  Holdings, Inc.                     772,570
      167,911  General Communication, Inc.,
                  Class A (a)                      2,464,934
       27,452  Lumos Networks Corp.                  440,056
                                              --------------
                                                   6,270,347
                                              --------------
               ELECTRIC UTILITIES -- 0.7%
       25,123  ALLETE, Inc.                        1,423,218
       34,579  El Paso Electric Co.                1,385,235
       31,815  UIL Holdings Corp.                  1,463,490
                                              --------------
                                                   4,271,943
                                              --------------
               ELECTRICAL EQUIPMENT -- 0.9%
        9,843  AZZ, Inc.                             415,276
       49,479  Encore Wire Corp.                   1,515,542
       22,443  EnerSys                             1,310,223
       12,301  Franklin Electric Co., Inc.           420,817
        9,410  Powell Industries, Inc.               367,084
      114,486  Vicor Corp. (a)                     1,233,014
                                              --------------
                                                   5,261,956
                                              --------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 5.2%
       10,439  Anixter International, Inc. (a)       786,683
       15,559  Badger Meter, Inc.                    931,362
       90,752  Benchmark Electronics, Inc. (a)     2,198,921
       15,210  Coherent, Inc. (a)                    941,195
       51,796  CTS Corp.                             828,736
       36,909  Daktronics, Inc.                      456,933
       75,084  DTS, Inc. (a)                       2,081,329
      130,143  Fabrinet (a)                        2,125,235
       22,101  FARO Technologies, Inc. (a)         1,223,290
      169,142  II-VI, Inc. (a)                     2,907,551
       71,342  Insight Enterprises, Inc. (a)       1,688,665
        9,555  Littelfuse, Inc.                      943,461
       12,648  Methode Electronics, Inc.             457,478
       72,487  Newport Corp. (a)                   1,342,459
       19,574  OSI Systems, Inc. (a)               1,369,789
       44,817  Plexus Corp. (a)                    1,698,116
       16,049  Rofin-Sinar Technologies,
                  Inc. (a)                           432,039
       28,351  Rogers Corp. (a)                    2,094,005
       98,119  Sanmina Corp. (a)                   2,078,160
       45,991  ScanSource, Inc. (a)                1,585,770
       11,818  SYNNEX Corp.                          876,777
      245,290  TTM Technologies, Inc. (a)          1,704,766
                                              --------------
                                                  30,752,720
                                              --------------
               ENERGY EQUIPMENT & SERVICES
                 -- 4.7%
      263,482  Basic Energy Services, Inc. (a)     1,549,274
       28,077  Bristow Group, Inc.                 1,564,170


Page 44                 See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ENERGY EQUIPMENT & SERVICES
                  (CONTINUED)
      174,774  C&J Energy Services, Inc. (a)  $    1,800,172
       87,331  Era Group, Inc. (a)                 1,966,694
       56,691  Exterran Holdings, Inc.             1,536,893
       87,124  Geospace Technologies
                  Corp. (a)                        2,089,234
      119,072  Gulf Island Fabrication, Inc.       1,973,023
       94,543  GulfMark Offshore, Inc.,
                  Class A (b)                      1,865,333
       92,462  Hornbeck Offshore Services,
                  Inc. (a)                         2,052,657
      839,553  ION Geophysical Corp. (a)           1,888,994
       62,062  Matrix Service Co. (a)              1,191,590
      242,011  Newpark Resources, Inc. (a)         2,090,975
      333,399  Pioneer Energy Services
                  Corp. (a)                        1,380,272
       31,279  SEACOR Holdings, Inc. (a)           2,250,524
      180,092  Tesco Corp.                         1,844,142
      207,373  TETRA Technologies, Inc. (a)        1,024,423
                                              --------------
                                                  28,068,370
                                              --------------
               FOOD & STAPLES RETAILING -- 0.6%
       34,758  Andersons (The), Inc.               1,563,415
       70,658  SpartanNash Co.                     1,820,150
                                              --------------
                                                   3,383,565
                                              --------------
               FOOD PRODUCTS -- 1.3%
       48,810  Calavo Growers, Inc.                1,957,769
       11,833  Cal-Maine Foods, Inc. (b)             414,747
       25,427  Darling Ingredients, Inc. (a)         431,750
        8,488  J&J Snack Foods Corp.                 832,842
       27,476  Sanderson Farms, Inc. (b)           2,196,981
       51,250  Seneca Foods Corp., Class A (a)     1,326,350
       30,229  Snyder's-Lance, Inc.                  879,362
                                              --------------
                                                   8,039,801
                                              --------------
               GAS UTILITIES -- 1.2%
       17,358  Laclede Group (The), Inc.             933,166
       37,727  New Jersey Resources Corp.          2,410,001
       18,508  Northwest Natural Gas Co.             923,734
       23,432  Piedmont Natural Gas Co.,
                  Inc. (b)                           934,703
        7,836  South Jersey Industries, Inc.         456,447
       22,411  Southwest Gas Corp.                 1,377,380
                                              --------------
                                                   7,035,431
                                              --------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES -- 3.5%
        8,125  Abaxis, Inc.                          499,525
       60,662  ABIOMED, Inc. (a)                   3,138,652
       10,915  Analogic Corp.                        889,900
       42,695  Cantel Medical Corp.                1,732,136
       10,268  CONMED Corp.                          489,167
       81,511  CryoLife, Inc.                        917,814
       84,198  Cynosure, Inc., Class A (a)         2,544,463
       18,734  Greatbatch, Inc. (a)                  909,723
       11,274  ICU Medical, Inc. (a)                 942,281

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SUPPLIES
                  (CONTINUED)
       17,029  Integra LifeSciences Holdings
                  Corp. (a)                   $      948,856
       17,530  Masimo Corp. (a)                      447,366
       28,051  Meridian Bioscience, Inc.             485,282
       26,645  Merit Medical Systems, Inc. (a)       408,468
       38,435  Natus Medical, Inc. (a)             1,445,156
       27,934  Neogen Corp. (a)                    1,287,757
       48,958  NuVasive, Inc. (a)                  2,267,735
       20,893  SurModics, Inc. (a)                   478,868
       17,345  West Pharmaceutical Services,
                  Inc.                               855,282
                                              --------------
                                                  20,688,431
                                              --------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 5.0%
       20,977  Air Methods Corp. (a)                 871,594
       15,951  Almost Family, Inc. (a)               484,272
       78,665  Amedisys, Inc. (a)                  2,216,780
      117,796  AMN Healthcare Services,
                  Inc. (a)                         2,216,921
       25,313  AmSurg Corp. (a)                    1,396,771
       57,484  Bio-Reference Laboratories,
                  Inc. (a) (b)                     1,927,439
        4,369  Chemed Corp.                          441,881
       12,407  CorVel Corp. (a)                      408,687
      184,996  Cross Country Healthcare,
                  Inc. (a)                         1,892,509
       52,012  Ensign Group (The), Inc.            2,158,498
       55,515  ExamWorks Group, Inc. (a)           2,051,834
      121,195  Gentiva Health Services,
                  Inc. (a)                         2,353,607
      105,423  Hanger, Inc. (a)                    2,275,028
       10,064  IPC Healthcare, Inc. (a)              406,183
       50,798  Kindred Healthcare, Inc.              937,731
       14,808  LHC Group, Inc. (a)                   440,094
       30,768  Magellan Health, Inc. (a)           1,849,772
       43,131  Molina Healthcare, Inc. (a)         2,195,799
       10,872  MWI Veterinary Supply, Inc. (a)     2,062,092
       22,297  PharMerica Corp. (a)                  513,054
       25,344  Providence Service (The)
                  Corp. (a)                          988,416
                                              --------------
                                                  30,088,962
                                              --------------
               HEALTH CARE TECHNOLOGY -- 0.6%
        7,601  Computer Programs & Systems,
                  Inc.                               374,425
       31,325  HealthStream, Inc. (a)                885,244
       23,368  MedAssets, Inc. (a)                   432,542
       55,770  Omnicell, Inc. (a)                  1,775,159
                                              --------------
                                                   3,467,370
                                              --------------
               HOTELS, RESTAURANTS & LEISURE
                 -- 4.7%
        3,469  Biglari Holdings, Inc. (a)          1,436,062
       45,982  BJ's Restaurants, Inc. (a)          2,036,543
       10,238  Buffalo Wild Wings, Inc. (a)        1,825,640
       16,404  Cracker Barrel Old Country
                  Store, Inc.                      2,206,502


                        See Notes to Financial Statements                Page 45

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HOTELS, RESTAURANTS & LEISURE
                  (CONTINUED)
       13,368  DineEquity, Inc.               $    1,427,034
       44,208  Interval Leisure Group, Inc.        1,020,321
       17,323  Jack in the Box, Inc.               1,468,817
       99,786  Marcus (The) Corp.                  1,881,964
       24,781  Marriott Vacations Worldwide
                  Corp.                            1,895,746
      111,332  Monarch Casino & Resort,
                  Inc. (a)                         1,926,044
       41,376 Papa John's International, Inc. 2,625,721 20,755 Pinnacle Entertainment,
                  Inc. (a)                           438,968
       11,996  Red Robin Gourmet Burgers,
                  Inc. (a)                           929,690
       92,353 Ruth's Hospitality Group, Inc. 1,340,966 145,091 Scientific Games Corp.,
                  Class A (a) (b)                  1,713,525
       50,871  Sonic Corp.                         1,539,865
       68,387  Texas Roadhouse, Inc.               2,297,119
                                              --------------
                                                  28,010,527
                                              --------------
               HOUSEHOLD DURABLES -- 1.4%
       29,818  Ethan Allen Interiors, Inc.           811,646
       21,293  Helen of Troy Ltd. (a)              1,601,660
       17,205  La-Z-Boy, Inc.                        459,201
      100,557  M/I Homes, Inc. (a)                 2,075,497
       23,949  Ryland Group (The), Inc.              961,552
       35,504  Universal Electronics,
                  Inc. (a)                         2,263,025
                                              --------------
                                                   8,172,581
                                              --------------
               HOUSEHOLD PRODUCTS -- 0.4%
      145,054  Central Garden & Pet Co.,
                  Class A (a)                      1,319,992
       10,856  WD-40 Co.                             890,843
                                              --------------
                                                   2,210,835
                                              --------------
               INSURANCE -- 3.7%
       79,093  American Equity Investment
                  Life Holding Co.                 2,017,662
       21,802  AMERISAFE, Inc.                       887,341
       78,562  Employers Holdings, Inc.            1,634,090
       21,357  HCI Group, Inc.                       986,907
       41,748  Horace Mann Educators Corp.         1,272,062
       17,932  Infinity Property & Casualty
                  Corp.                            1,260,082
       64,456  Montpelier Re Holdings Ltd.         2,264,339
       25,184  Navigators Group (The),
                  Inc. (a)                         1,869,156
       40,908  ProAssurance Corp.                  1,815,088
        9,348  RLI Corp.                             438,515
       21,640  Safety Insurance Group, Inc.        1,340,598
       67,982 Selective Insurance Group, Inc. 1,755,295 24,932 Stewart Information Services
                  Corp.                              892,566
       46,593  United Fire Group, Inc.             1,301,808
      112,896  Universal Insurance Holdings,
                  Inc.                             2,622,574
                                              --------------
                                                  22,358,083
                                              --------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               INTERNET & CATALOG RETAIL -- 0.6%
       38,467  Blue Nile, Inc. (a)            $    1,195,555
       13,260  FTD Cos., Inc. (a)                    454,155
       94,477  Nutrisystem, Inc.                   1,683,580
       32,136  PetMed Express, Inc. (b)              504,535
                                              --------------
                                                   3,837,825
                                              --------------
               INTERNET SOFTWARE & SERVICES
                 -- 3.1%
      166,697  Blucora, Inc. (a)                   2,253,743
       39,783  comScore, Inc. (a)                  1,653,382
      230,647  Dice Holdings, Inc. (a)             1,907,451
       74,687  Digital River, Inc. (a)             1,906,759
       29,789  j2 Global, Inc.                     1,711,080
      282,594  Liquidity Services, Inc. (a)        2,187,278
       32,749  LivePerson, Inc. (a)                  350,414
       18,719  LogMeIn, Inc. (a)                     890,089
      199,894  Monster Worldwide, Inc. (a)           825,562
       49,570  Perficient, Inc. (a)                  892,260
       76,069  QuinStreet, Inc. (a)                  389,473
       38,490  Stamps.com, Inc. (a)                1,753,989
      101,427  XO Group, Inc. (a)                  1,667,460
                                              --------------
                                                  18,388,940
                                              --------------
               IT SERVICES -- 2.3%
       21,430  CACI International, Inc.,
                  Class A (a)                      1,812,764
       11,968  Cardtronics, Inc. (a)                 402,244
       36,837  CSG Systems International,
                  Inc.                               903,243
       48,250  ExlService Holdings, Inc. (a)       1,417,585
       34,237  Heartland Payment Systems,
                  Inc.                             1,703,976
       11,696  iGATE Corp. (a)                       414,038
       42,101  MAXIMUS, Inc.                       2,345,868
       78,698  Sykes Enterprises, Inc. (a)         1,772,279
       77,999  TeleTech Holdings, Inc. (a)         1,720,658
       33,244  Virtusa Corp. (a)                   1,245,320
                                              --------------
                                                  13,737,975
                                              --------------
               LEISURE PRODUCTS -- 0.7%
       52,030  Arctic Cat, Inc.                    1,749,248
       66,667  Sturm, Ruger & Co., Inc. (b)        2,693,347
                                              --------------
                                                   4,442,595
                                              --------------
               LIFE SCIENCES TOOLS & SERVICES
                 -- 0.6%
      140,353  Affymetrix, Inc. (a)                1,549,497
       64,072  Cambrex Corp. (a)                   1,437,135
        8,312  PAREXEL International
                  Corp. (a)                          506,700
                                              --------------
                                                   3,493,332
                                              --------------
               MACHINERY -- 2.9%
       84,758  Actuant Corp., Class A              1,958,757
       12,155  Albany International Corp.,
                  Class A                            414,850
       23,491  Astec Industries, Inc.                835,340
       49,904  Barnes Group, Inc.                  1,714,202
       67,838  Briggs & Stratton Corp.             1,248,898


Page 46                 See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MACHINERY (CONTINUED)
       15,319  CIRCOR International, Inc.     $      756,606
       25,030  ESCO Technologies, Inc.               901,581
       89,718  Federal Signal Corp.                1,369,994
       26,766  Hillenbrand, Inc.                     840,720
       28,106  John Bean Technologies Corp.          848,520
       10,769  Lindsay Corp.                         930,657
       70,347  Lydall, Inc. (a)                    1,938,060
       54,101  Mueller Industries, Inc.            1,698,230
       11,953  Standex International Corp.           837,786
       86,878  Titan International, Inc.             776,689
                                              --------------
                                                  17,070,890
                                              --------------
               MARINE -- 0.4%
       66,881  Matson, Inc.                        2,324,115
                                              --------------
               MEDIA -- 0.6%
       20,658  E.W. Scripps (The) Co.,
                  Class A (a)                        407,582
      178,977  Harte-Hanks, Inc.                   1,301,163
       50,716  Scholastic Corp.                    1,865,335
                                              --------------
                                                   3,574,080
                                              --------------
               METALS & MINING -- 1.4%
       94,624  Century Aluminum Co. (a)            2,186,761
       32,321  Kaiser Aluminum Corp.               2,240,168
       52,425  Materion Corp.                      1,727,404
      103,882  Olympic Steel, Inc.                 1,424,222
       36,561  RTI International Metals,
                  Inc. (a)                           815,310
                                              --------------
                                                   8,393,865
                                              --------------
               MULTILINE RETAIL -- 0.2%
       63,835  Tuesday Morning Corp. (a)           1,129,879
                                              --------------
               MULTI-UTILITIES -- 0.6%
       52,251  Avista Corp.                        1,940,079
       32,647  NorthWestern Corp.                  1,885,691
                                              --------------
                                                   3,825,770
                                              --------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 4.0%
      361,308  Approach Resources,
                  Inc. (a) (b)                     2,265,401
      162,159  Bill Barrett Corp. (a)              1,654,022
       96,200  Bonanza Creek Energy, Inc. (a)      2,508,896
      251,500  Cloud Peak Energy, Inc. (a)         1,707,685
      271,223  Comstock Resources, Inc. (b)        1,095,741
       63,169  Contango Oil & Gas Co. (a)          1,899,492
       93,172  Green Plains, Inc.                  2,181,156
      408,634  Northern Oil and Gas,
                  Inc. (a) (b)                     2,566,221
       44,754  PDC Energy, Inc. (a)                2,055,999
      276,502  Penn Virginia Corp. (a) (b)         1,349,330
      452,700  Rex Energy Corp. (a) (b)            1,602,558
      109,422  Stone Energy Corp. (a)              1,540,662
      456,052  Swift Energy Co. (a) (b)              971,391
       36,823  Synergy Resources Corp. (a)           450,345
                                              --------------
                                                  23,848,899
                                              --------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               PAPER & FOREST PRODUCTS -- 1.7%
       62,149  Boise Cascade Co. (a)          $    2,513,306
       26,944  Clearwater Paper Corp. (a)          1,994,395
        6,753  Deltic Timber Corp.                   422,062
       15,754  KapStone Paper & Packaging
                  Corp.                              470,572
       30,648  Neenah Paper, Inc.                  1,758,582
       72,232  P.H. Glatfelter Co.                 1,651,946
       21,833  Schweitzer-Mauduit
                  International, Inc.                848,430
       40,612  Wausau Paper Corp.                    412,618
                                              --------------
                                                  10,071,911
                                              --------------
               PERSONAL PRODUCTS -- 0.1%
       27,525  Medifast, Inc. (a)                    872,267
                                              --------------
               PHARMACEUTICALS -- 0.6%
       25,509  Akorn, Inc. (a)                     1,086,173
       85,990  Depomed, Inc. (a)                   1,571,037
       29,152  Impax Laboratories, Inc. (a)        1,069,004
                                              --------------
                                                   3,726,214
                                              --------------
               PROFESSIONAL SERVICES -- 1.5%
       78,220  CDI Corp.                           1,328,958
        5,597  Exponent, Inc.                        448,544
       81,388  Kelly Services, Inc., Class A       1,375,457
       48,168  Korn/Ferry International (a)        1,372,788
       27,827  On Assignment, Inc. (a)               977,562
       28,073  Resources Connection, Inc.            468,819
       62,259  TrueBlue, Inc. (a)                  1,373,434
       28,607  WageWorks, Inc. (a)                 1,574,529
                                              --------------
                                                   8,920,091
                                              --------------
               REAL ESTATE INVESTMENT TRUSTS
                  -- 4.6%
       43,248  Acadia Realty Trust                 1,565,145
       14,850  Agree Realty Corp.                    514,404
       11,601  American Assets Trust, Inc.           514,852
       79,577  Associated Estates Realty Corp.     1,982,263
       53,568  Aviv REIT, Inc.                     2,106,829
      150,408  Capstead Mortgage Corp.             1,807,904
      125,817  Cedar Realty Trust, Inc.            1,001,503
       62,046  Chesapeake Lodging Trust            2,278,329
       35,476  CoreSite Realty Corp.               1,554,204
       31,052  DiamondRock Hospitality Co.           451,186
       37,859  Education Realty Trust, Inc.        1,309,921
        8,015  EPR Properties                        521,456
       22,881  Geo Group (The), Inc.                 995,781
       25,358  Getty Realty Corp.                    469,884
       33,803  Healthcare Realty Trust, Inc.       1,017,132
       42,169  Inland Real Estate Corp.              479,883
       42,056  Lexington Realty Trust                479,859
       21,391  LTC Properties, Inc.                1,003,666
       33,509  Medical Properties Trust, Inc.        515,033
       39,365  Pennsylvania Real Estate
                  Investment Trust                   942,004
        7,857  Post Properties, Inc.                 477,313
       55,006  Retail Opportunity Investments
                  Corp.                              971,956
       45,615  Sabra Health Care REIT, Inc.        1,491,611


                        See Notes to Financial Statements                Page 47

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
       16,150  Saul Centers, Inc.             $      922,004
       15,885  Sovran Self Storage, Inc.           1,505,104
        9,597  Universal Health Realty
                  Income Trust                       515,647
                                              --------------
                                                  27,394,873
                                              --------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT -- 0.3%
      149,919  Forestar Group, Inc. (a)            1,989,425
                                              --------------
               ROAD & RAIL -- 1.7%
       49,790  ArcBest Corp.                       1,855,175
       81,400  Celadon Group, Inc.                 1,939,762
       68,382  Heartland Express, Inc.             1,756,734
       54,873  Knight Transportation, Inc.         1,563,332
       59,328  Roadrunner Transportation
                  Systems, Inc. (a)                1,205,545
       41,704  Saia, Inc. (a)                      1,756,155
                                              --------------
                                                  10,076,703
                                              --------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 3.2%
       97,419  Advanced Energy Industries,
                  Inc. (a)                         2,338,056
        9,756  Cabot Microelectronics
                  Corp. (a)                          482,044
       76,367  CEVA, Inc. (a)                      1,398,280
       19,590  Cirrus Logic, Inc. (a)                519,135
       66,995  Diodes, Inc. (a)                    1,770,678
       84,957  DSP Group, Inc. (a)                   933,677
      127,734  Kulicke & Soffa Industries,
                  Inc. (a)                         1,937,725
       95,470  Micrel, Inc.                        1,343,263
       32,540  Microsemi Corp. (a)                   906,564
       37,849  MKS Instruments, Inc.               1,325,094
       27,852 Monolithic Power Systems, Inc. 1,322,691 136,412 Pericom Semiconductor
                  Corp. (a)                        1,992,979
        8,924  Power Integrations, Inc.              460,300
       64,562  Tessera Technologies, Inc.          2,393,959
                                              --------------
                                                  19,124,445
                                              --------------
               SOFTWARE -- 2.3%
       21,348  Blackbaud, Inc.                       933,121
      135,890  Ebix, Inc. (b)                      3,105,087
       54,070  EPIQ Systems, Inc.                    943,521
       45,361  Manhattan Associates, Inc. (a)      2,024,915
        8,532  MicroStrategy, Inc.,
                  Class A (a)                      1,378,771
       22,063  Synchronoss Technologies,
                  Inc. (a)                           937,016
       82,367  Take-Two Interactive Software,
                  Inc. (a)                         2,447,947
       81,841  VASCO Data Security
                  International, Inc. (a) (b)      1,759,582
                                              --------------
                                                  13,529,960
                                              --------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               SPECIALTY RETAIL -- 6.0%
       19,885  Barnes & Noble, Inc. (a)       $      467,099
      126,249  Big 5 Sporting Goods Corp.          1,503,626
       43,089  Brown Shoe Co., Inc.                1,223,297
       17,583  Buckle (The), Inc. (b)                893,041
       43,787  Cato (The) Corp., Class A           1,856,569
       24,305  Children's Place (The), Inc.        1,457,085
      404,340  Christopher & Banks Corp. (a)       2,106,611
       94,973  Finish Line (The), Inc., Class A    2,241,363
       27,651  Francesca's Holdings Corp. (a)        438,545
       18,079  Genesco, Inc. (a)                   1,291,744
       25,760  Group 1 Automotive, Inc.            2,070,846
       83,915  Haverty Furniture Cos., Inc.        2,050,043
       19,069  Hibbett Sports, Inc. (a)              897,006
       19,533  Kirkland's, Inc. (a)                  454,533
       21,307  Lithia Motors, Inc., Class A        1,804,703
      115,149  MarineMax, Inc. (a)                 2,937,451
       15,978  Monro Muffler Brake, Inc.             912,983
       24,557  Outerwall, Inc. (a)                 1,524,498
      141,064  Pep Boys-Manny, Moe & Jack
                  (The) (a)                        1,189,169
       85,414  Select Comfort Corp. (a)            2,548,754
       51,232  Sonic Automotive, Inc.,
                  Class A                          1,261,844
       66,919  Stage Stores, Inc.                  1,338,380
       31,582  Stein Mart, Inc.                      434,568
       19,011  Vitamin Shoppe, Inc. (a)              803,595
       59,765  Zumiez, Inc. (a)                    2,228,637
                                              --------------
                                                  35,935,990
                                              --------------
               TECHNOLOGY HARDWARE, STORAGE &
                  PERIPHERALS -- 0.4%
       66,194  Super Micro Computer, Inc. (a)      2,420,715
                                              --------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 1.4%
       22,857  G-III Apparel Group Ltd. (a)        2,221,700
       81,379  Movado Group, Inc.                  1,955,537
       16,728  Oxford Industries, Inc.               935,764
       33,432  Skechers U.S.A., Inc.,
                  Class A (a)                      2,017,621
       29,013  Steven Madden Ltd. (a)                996,307
       15,670  Wolverine World Wide, Inc.            441,111
                                              --------------
                                                   8,568,040
                                              --------------
               THRIFTS & MORTGAGE FINANCE
                  -- 0.4%
       46,036  Brookline Bancorp, Inc.               441,946
       28,365  Dime Community Bancshares, Inc.       418,667
       36,852  Northwest Bancshares, Inc.            434,854
       29,984  Oritani Financial Corp.               423,074
       51,134  Provident Financial Services,
                  Inc.                               887,686
                                              --------------
                                                   2,606,227
                                              --------------
               TOBACCO -- 0.4%
       52,498  Universal Corp.                     2,108,320
                                              --------------
               TRADING COMPANIES & DISTRIBUTORS
                  -- 0.7%
       21,280  Aceto Corp.                           412,832
       30,387  Applied Industrial
                  Technologies, Inc.               1,228,547
       36,553  DXP Enterprises, Inc. (a)           1,499,404


Page 48                 See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               TRADING COMPANIES & DISTRIBUTORS
                  (CONTINUED)
       34,554  Kaman Corp.                    $    1,313,743
                                              --------------
                                                   4,454,526
                                              --------------
               WATER UTILITIES -- 0.2%
       24,525  American States Water Co.             972,171
                                              --------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.4%
      132,996  Spok Holdings, Inc.                 2,276,891
                                              --------------
               TOTAL COMMON STOCKS
                  -- 100.0%                      596,668,731
               (Cost $570,503,543)            --------------

               RIGHTS -- 0.0%
               HEALTH CARE PROVIDERS &
                  SERVICES -- 0.0%
        1,721  Providence Service (The) Corp.,
                  expiring 03/05/15 (a) (e)                0
               (Cost $0)                      --------------

               MONEY MARKET FUNDS -- 1.0%
    5,741,296  Goldman Sachs Financial
                  Square Treasury Obligations
                  Fund - Institutional
                  Class - 0.01% (c) (d)            5,741,296
      399,415  Morgan Stanley Institutional
                  Liquidity Fund - Treasury
                  Portfolio - Institutional
                  Class - 0.03% (c)                  399,415
                                              --------------
               TOTAL MONEY MARKET FUNDS
                  -- 1.0%                          6,140,711
               (Cost $6,140,711)              --------------

  PRINCIPAL
    VALUE
-------------
               REPURCHASE AGREEMENTS -- 3.1%
$   5,878,408  JPMorgan Chase & Co.,
                  0.05% (c), dated 01/31/15,
                  due 02/02/15, with a
                  maturity value of
                  $5,878,433. Collateralized
                  by U.S. Treasury Notes,
                  interest rates of 1.375%
                  to 1.500%, due 07/31/18 to
                  05/31/19. The value of the
                  collateral including
                  accrued interest is
                  $6,027,873. (d)                  5,878,408

  PRINCIPAL
    VALUE      DESCRIPTION                             VALUE
------------------------------------------------------------
               REPURCHASE AGREEMENTS
                  (CONTINUED)
$  12,572,550  RBC Capital Markets LLC,
                  0.05% (c), dated 01/31/15,
                  due 02/02/15, with a
                  maturity value of
                  $12,572,603. Collateralized
                  by U.S. Treasury Notes,
                  interest rates of 0.250%
                  to 3.125%, due 05/15/16 to
                  05/15/19. The value of the
                  collateral including
                  accrued interest is
                  $12,862,304. (d)            $   12,572,550
                                              --------------
               TOTAL REPURCHASE AGREEMENTS
                  -- 3.1%                         18,450,958
               (Cost $18,450,958)             --------------

               TOTAL INVESTMENTS -- 104.1%       621,260,400
               (Cost $595,095,212) (f)
               NET OTHER ASSETS AND
                  LIABILITIES -- (4.1)%          (24,508,463)
                                              --------------
               NET ASSETS -- 100.0%           $  596,751,937
                                              ==============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $23,339,868 and the total value of the collateral held by the Fund is $24,192,254.

(c)   Interest rate shown reflects yield as of January 31, 2015.

(d)   This security serves as collateral for securities on loan.

(e) This security is fair valued by the Advisor's Pricing Committee in accordance with provisions of the Investment Company Act of 1940, as amended. At January 31, 2015, securities noted as such are valued at $0, or 0.0% of net assets.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $60,602,395 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $34,437,207.


                        See Notes to Financial Statements                Page 49

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JANUARY 31, 2015 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2      LEVEL 3
--------------------------------------------------------------
Common Stocks*        $ 596,668,731  $         --    $      --
Money Market Funds        6,140,711            --           --
Repurchase Agreements            --    18,450,958           --
Rights*                          --            --**         --
                      ----------------------------------------
Total Investments     $ 602,809,442  $ 18,450,958    $      --
                      ========================================

*  See Portfolio of Investments for industry breakout.
** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2015.

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)               $   23,339,868
Non-cash Collateral(2)                           (23,339,868)
                                              --------------
Net Amount                                    $           --
                                              ==============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At January 31, 2015, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)               $   18,450,958
Non-cash Collateral(4)                           (18,450,958)
                                              --------------
Net Amount                                    $           --
                                              ==============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2015, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 50                 See Notes to Financial Statements

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 2.1%
       20,360 Honeywell International, Inc. $ 1,990,394 33,065 L-3 Communications Holdings,
                  Inc.                             4,070,963
       42,470  Northrop Grumman Corp.              6,665,666
       17,328  Precision Castparts Corp.           3,467,333
       38,579  Raytheon Co.                        3,859,829
       36,286  United Technologies Corp.           4,164,907
                                              --------------
                                                  24,219,092
                                              --------------
               AIR FREIGHT & LOGISTICS -- 0.5%
       36,049  FedEx Corp.                         6,096,246
                                              --------------
               AUTO COMPONENTS -- 1.2%
      113,921  BorgWarner, Inc.                    6,152,873
       57,387  Delphi Automotive PLC               3,944,209
       71,208  Goodyear Tire & Rubber (The)
                  Co.                              1,726,082
       42,088  Johnson Controls, Inc.              1,955,829
                                              --------------
                                                  13,778,993
                                              --------------
               AUTOMOBILES -- 1.5%
      538,485  Ford Motor Co.                      7,921,115
      239,089  General Motors Co.                  7,799,083
       30,866  Harley-Davidson, Inc.               1,904,432
                                              --------------
                                                  17,624,630
                                              --------------
               BANKS -- 3.2%
      107,311  BB&T Corp.                          3,787,005
       37,599  Citigroup, Inc.                     1,765,273
       43,431  Comerica, Inc.                      1,802,387
      204,825  Fifth Third Bancorp                 3,543,473
      396,701  Huntington Bancshares, Inc.         3,974,944
      100,030  JPMorgan Chase & Co.                5,439,631
      146,363  KeyCorp                             1,901,255
       68,618  PNC Financial Services Group
                  (The), Inc.                      5,800,966
      395,193  Regions Financial Corp.             3,438,179
       99,602  SunTrust Banks, Inc.                3,826,709
       37,113  Wells Fargo & Co.                   1,926,907
                                              --------------
                                                  37,206,729
                                              --------------
               BEVERAGES -- 0.2%
       46,010  Coca-Cola Enterprises, Inc.         1,937,021
                                              --------------
               BUILDING PRODUCTS -- 0.3%
      165,608  Masco Corp.                         4,113,703
                                              --------------
               CAPITAL MARKETS -- 1.8%
      102,867  Bank of New York Mellon
                  (The) Corp.                      3,703,212
      150,739  Franklin Resources, Inc.            7,767,581
       32,299  Goldman Sachs Group (The),
                  Inc.                             5,568,670
       52,434  Morgan Stanley                      1,772,793
       23,694  T. Rowe Price Group, Inc.           1,865,192
                                              --------------
                                                  20,677,448
                                              --------------
               CHEMICALS -- 4.5%
       38,283  CF Industries Holdings, Inc.       11,690,862
      182,998  Dow Chemical (The) Co.              8,264,190

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               CHEMICALS (CONTINUED)
      137,530  Eastman Chemical Co.           $    9,749,502
       35,670  FMC Corp.                           2,051,025
      131,415  LyondellBasell Industries N.V.,
                  Class A                         10,393,612
      182,836  Mosaic (The) Co.                    8,902,285
       15,706  Praxair, Inc.                       1,893,987
                                              --------------
                                                  52,945,463
                                              --------------
               COMMERCIAL SERVICES & SUPPLIES
                 -- 1.4%
      230,374  ADT (The) Corp.                     7,924,865
      207,366  Republic Services, Inc.             8,228,283
                                              --------------
                                                  16,153,148
                                              --------------
               COMMUNICATIONS EQUIPMENT
                 -- 1.7%
      150,038  Cisco Systems, Inc.                 3,955,752
      116,216  Harris Corp.                        7,801,580
      373,950  Juniper Networks, Inc.              8,499,883
                                              --------------
                                                  20,257,215
                                              --------------
               CONSTRUCTION & ENGINEERING
                 -- 1.9%
      137,664  Fluor Corp.                         7,377,414
      140,075  Jacobs Engineering Group,
                  Inc. (a)                         5,336,857
      367,491  Quanta Services, Inc. (a)           9,731,162
                                              --------------
                                                  22,445,433
                                              --------------
               CONSUMER FINANCE -- 0.6%
       75,833  Capital One Financial Corp.         5,551,734
       31,067  Discover Financial Services         1,689,423
                                              --------------
                                                   7,241,157
                                              --------------
               CONTAINERS & PACKAGING -- 0.8%
      141,021  MeadWestvaco Corp.                  7,090,536
       75,379  Owens-Illinois, Inc. (a)            1,760,099
                                              --------------
                                                   8,850,635
                                              --------------
               DIVERSIFIED FINANCIAL SERVICES
                 -- 0.7%
       27,796  Berkshire Hathaway, Inc.,
                  Class B (a)                      4,000,122
       87,017  NASDAQ OMX Group (The),
                  Inc.                             3,967,975
                                              --------------
                                                   7,968,097
                                              --------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 2.2%
      310,600  AT&T, Inc.                         10,224,952
      210,879  CenturyLink, Inc.                   7,838,372
      938,516  Frontier Communications Corp.       6,302,135
       43,488  Verizon Communications, Inc.        1,987,837
                                              --------------
                                                  26,353,296
                                              --------------
               ELECTRIC UTILITIES -- 5.6%
      137,457  American Electric Power Co.,
                  Inc.                             8,633,674
       74,933  Duke Energy Corp.                   6,529,662
       95,408  Entergy Corp.                       8,349,154
      225,095  Exelon Corp.                        8,112,424


                        See Notes to Financial Statements                Page 51

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ELECTRIC UTILITIES (CONTINUED)
      160,553  FirstEnergy Corp.              $    6,475,102
       38,011  Northeast Utilities                 2,112,651
      232,453  Pepco Holdings, Inc.                6,380,835
       91,638  Pinnacle West Capital Corp.         6,431,155
       56,002  PPL Corp.                           1,988,071
       84,976  Southern (The) Co.                  4,309,983
      174,273  Xcel Energy, Inc.                   6,540,466
                                              --------------
                                                  65,863,177
                                              --------------
               ELECTRICAL EQUIPMENT -- 0.8%
       92,109  Eaton Corp. PLC                     5,811,157
       32,954  Emerson Electric Co.                1,876,401
       18,296  Rockwell Automation, Inc.           1,992,800
                                              --------------
                                                   9,680,358
                                              --------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 1.7%
      455,000  Corning, Inc.                      10,815,350
      131,959  TE Connectivity Ltd.                8,760,758
                                              --------------
                                                  19,576,108
                                              --------------
               ENERGY EQUIPMENT & SERVICES
                 -- 8.4%
      186,077  Baker Hughes, Inc.                 10,790,605
      167,098  Cameron International Corp. (a)     7,482,649
      284,204  Diamond Offshore Drilling, Inc.     8,960,952
      348,352  Ensco PLC, Class A                  9,767,790
       89,098  FMC Technologies, Inc. (a)          3,339,393
      265,272  Halliburton Co.                    10,608,227
      154,748  Helmerich & Payne, Inc.             9,216,791
      803,784  Nabors Industries Ltd.              9,251,554
      159,212  National Oilwell Varco, Inc.        8,665,909
      629,640  Noble Corp. PLC                    10,212,761
      122,154  Schlumberger Ltd.                  10,064,268
                                              --------------
                                                  98,360,899
                                              --------------
               FOOD & STAPLES RETAILING -- 0.4%
       48,593  Wal-Mart Stores, Inc.               4,129,433
                                              --------------
               FOOD PRODUCTS -- 2.1%
      120,381  Archer-Daniels-Midland Co.          5,613,366
       41,326  JM Smucker (The) Co.                4,262,777
       63,775  Kellogg Co.                         4,182,365
       32,466  Kraft Foods Group, Inc.             2,121,328
      208,198  Tyson Foods, Inc., Class A          8,128,050
                                              --------------
                                                  24,307,886
                                              --------------
               GAS UTILITIES -- 0.7%
      153,119  AGL Resources, Inc.                 8,632,849
                                              --------------
               HEALTH CARE EQUIPMENT & SUPPLIES
                  -- 0.2%
       17,941  Zimmer Holdings, Inc.               2,011,186
                                              --------------
               HEALTH CARE PROVIDERS & SERVICES
                 -- 1.1%
       33,209  Anthem, Inc.                        4,481,887
       38,677  Laboratory Corp. of America
                  Holdings (a)                     4,439,346
       62,228  Quest Diagnostics, Inc.             4,422,544
                                              --------------
                                                  13,343,777
                                              --------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               HOTELS, RESTAURANTS & LEISURE
                 -- 0.7%
      138,095  Carnival Corp.                 $    6,070,656
       21,715  McDonald's Corp.                    2,007,335
                                              --------------
                                                   8,077,991
                                              --------------
               HOUSEHOLD DURABLES -- 0.5%
      194,466  PulteGroup, Inc.                    4,004,055
       10,501  Whirlpool Corp.                     2,090,539
                                              --------------
                                                   6,094,594
                                              --------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS -- 0.8%
      303,070  AES (The) Corp.                     3,703,515
      232,278  NRG Energy, Inc.                    5,727,976
                                              --------------
                                                   9,431,491
                                              --------------
               INDUSTRIAL CONGLOMERATES -- 0.5%
       23,736  Danaher Corp.                       1,955,372
      165,145  General Electric Co.                3,945,314
                                              --------------
                                                   5,900,686
                                              --------------
               INSURANCE -- 5.9%
       54,487  ACE Ltd.                            5,882,417
      102,471  Aflac, Inc.                         5,849,045
      149,021  American International Group,
                  Inc.                             7,282,656
      121,969  Assurant, Inc.                      7,746,251
       80,666  Chubb (The) Corp.                   7,897,201
      100,103  Hartford Financial Services
                  Group (The), Inc.                3,894,007
       72,364  Lincoln National Corp.              3,616,753
       77,151  MetLife, Inc.                       3,587,521
       39,168  Principal Financial Group, Inc.     1,838,154
      154,620  Progressive (The) Corp. (a)         4,012,389
       37,557  Torchmark Corp.                     1,880,479
       78,850  Travelers (The) Cos., Inc.          8,107,357
      239,292  Unum Group                          7,432,410
                                              --------------
                                                  69,026,640
                                              --------------
               IT SERVICES -- 2.9%
      165,475  Computer Sciences Corp.            10,041,023
       39,014  International Business
                  Machines Corp.                   5,981,236
      143,313  Teradata Corp. (a)                  6,386,027
      113,596  Western Union (The) Co.             1,931,132
      752,756  Xerox Corp.                         9,913,797
                                              --------------
                                                  34,253,215
                                              --------------
               LEISURE PRODUCTS -- 0.8%
       36,996  Hasbro, Inc.                        2,031,820
      269,721  Mattel, Inc.                        7,255,495
                                              --------------
                                                   9,287,315
                                              --------------
               LIFE SCIENCES TOOLS & SERVICES
                 -- 0.2%
       46,525  PerkinElmer, Inc.                   2,126,658
                                              --------------
               MACHINERY -- 3.8%
       68,390  Caterpillar, Inc.                   5,469,148
       43,417  Cummins, Inc.                       6,054,935
       70,757  Deere & Co.                         6,027,789
      116,379  Dover Corp.                         8,151,185


Page 52                 See Notes to Financial Statements

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MACHINERY (CONTINUED)
       69,754  Flowserve Corp.                $    3,800,895
      224,270  Joy Global, Inc.                    9,405,884
       32,360  Parker Hannifin Corp.               3,768,646
       21,177  Stanley Black & Decker, Inc.        1,983,226
                                              --------------
                                                  44,661,708
                                              --------------
               MEDIA -- 1.7%
      107,912  Comcast Corp., Class A              5,734,983
      196,048  Gannett Co., Inc.                   6,079,448
      398,976  News Corp., Class A (a)             5,940,753
       27,035  Viacom, Inc., Class B               1,741,595
                                              --------------
                                                  19,496,779
                                              --------------
               METALS & MINING -- 1.3%
      446,623  Freeport-McMoRan, Inc.              7,507,733
      107,642  Newmont Mining Corp.                2,707,196
      127,622  Nucor Corp.                         5,570,700
                                              --------------
                                                  15,785,629
                                              --------------
               MULTILINE RETAIL -- 0.9%
      170,923  Kohl's Corp.                       10,207,522
                                              --------------
               MULTI-UTILITIES -- 5.5%
      135,703  Ameren Corp.                        6,144,632
      267,175  CenterPoint Energy, Inc.            6,169,071
      120,094  CMS Energy Corp.                    4,531,147
      126,441  Consolidated Edison, Inc.           8,759,833
       72,479  DTE Energy Co.                      6,498,467
      156,775  PG&E Corp.                          9,219,938
      201,561  Public Service Enterprise
                  Group, Inc.                      8,602,623
      103,643  SCANA Corp.                         6,609,314
       18,270  Sempra Energy                       2,044,778
      305,513  TECO Energy, Inc.                   6,516,592
                                              --------------
                                                  65,096,395
                                              --------------
               OIL, GAS & CONSUMABLE FUELS
                 -- 17.4%
      133,182  Apache Corp.                        8,333,198
      533,120  Chesapeake Energy Corp.            10,225,242
       93,006  Chevron Corp.                       9,535,905
       98,427  Cimarex Energy Co.                 10,157,666
      151,074  ConocoPhillips                      9,514,640
      123,433  CONSOL Energy, Inc.                 3,573,385
    1,283,290  Denbury Resources, Inc.             8,854,701
      170,449  Devon Energy Corp.                 10,272,961
       55,127  EQT Corp.                           4,103,654
      112,853  Exxon Mobil Corp.                   9,865,609
      141,330  Hess Corp.                          9,538,362
      368,793  Marathon Oil Corp.                  9,809,894
      115,591  Marathon Petroleum Corp.           10,702,571
      206,518  Murphy Oil Corp.                    9,274,723
      384,701  Newfield Exploration Co. (a)       11,456,396
      219,969  Noble Energy, Inc.                 10,501,320
      129,429  Occidental Petroleum Corp.         10,354,320
      145,511  Phillips 66                        10,232,334
      412,788  QEP Resources, Inc.                 8,346,573
      382,310  Southwestern Energy Co. (a)         9,477,465
      112,261  Tesoro Corp.                        9,175,092

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               OIL, GAS & CONSUMABLE FUELS
                  (CONTINUED)
      210,771  Valero Energy Corp.            $   11,145,570
                                              --------------
                                                 204,451,581
                                              --------------
               PHARMACEUTICALS -- 1.0%
       59,866  Johnson & Johnson                   5,994,981
      200,962  Pfizer, Inc.                        6,280,063
                                              --------------
                                                  12,275,044
                                              --------------
               PROFESSIONAL SERVICES -- 0.2%
       16,823  Dun & Bradstreet (The) Corp.        1,936,495
                                              --------------
               ROAD & RAIL -- 1.0%
       57,113  Norfolk Southern Corp.              5,823,813
       67,419  Ryder System, Inc.                  5,581,619
                                              --------------
                                                  11,405,432
                                              --------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 1.5%
      233,954  First Solar, Inc. (a)               9,900,933
       28,934  KLA-Tencor Corp.                    1,778,573
       45,097  Microchip Technology, Inc.          2,033,875
       96,404  Xilinx, Inc.                        3,718,784
                                              --------------
                                                  17,432,165
                                              --------------
               SOFTWARE -- 1.4%
      274,105  CA, Inc.                            8,305,382
       92,800  Oracle Corp.                        3,887,392
      162,669  Symantec Corp.                      4,029,311
                                              --------------
                                                  16,222,085
                                              --------------
               SPECIALTY RETAIL -- 4.3%
      109,580  Bed Bath & Beyond, Inc. (a)         8,193,296
      214,124  Best Buy Co., Inc.                  7,537,165
      308,675  GameStop Corp., Class A            10,880,794
      198,210  Gap (The), Inc.                     8,164,270
      460,626  Staples, Inc.                       7,853,673
      237,588  Urban Outfitters, Inc. (a)          8,282,318
                                              --------------
                                                  50,911,516
                                              --------------
               TECHNOLOGY HARDWARE, STORAGE &
                  PERIPHERALS -- 0.9%
       68,406  EMC Corp.                           1,773,768
      207,987  Hewlett-Packard Co.                 7,514,570
       49,081  NetApp, Inc.                        1,855,262
                                              --------------
                                                  11,143,600
                                              --------------
               TEXTILES, APPAREL & LUXURY GOODS -- 1.0%
      222,219  Coach, Inc.                         8,264,325
       37,687  Fossil Group, Inc. (a)              3,685,788
                                              --------------
                                                  11,950,113
                                              --------------
               TRADING COMPANIES & DISTRIBUTORS
                  -- 0.2%
        7,985  W.W. Grainger, Inc.                 1,883,182
                                              --------------
               TOTAL INVESTMENTS -- 100.0%      1,172,831,815
               (Cost $1,189,445,638) (b)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.0)%             (263,250)
                                              --------------
               NET ASSETS -- 100.0%           $1,172,568,565
                                              ==============


                        See Notes to Financial Statements                Page 53

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

JANUARY 31, 2015 (UNAUDITED)

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $62,459,138 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $79,072,961.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2      LEVEL 3
--------------------------------------------------------------
Common Stocks*        $ 1,172,831,815   $      --    $      --
                      ========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2015.


Page 54                 See Notes to Financial Statements

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 2.0%
       20,020  General Dynamics Corp.         $    2,666,864
        9,538  Lockheed Martin Corp.               1,796,673
       21,743  Rockwell Collins, Inc.              1,861,636
       87,239  Textron, Inc.                       3,712,892
                                              --------------
                                                  10,038,065
                                              --------------
               AIR FREIGHT & LOGISTICS -- 1.2%
       61,317  C.H. Robinson Worldwide, Inc.       4,366,997
       20,031  Expeditors International of
                  Washington, Inc.                   874,954
        8,038  United Parcel Service, Inc.,
                  Class B                            794,476
                                              --------------
                                                   6,036,427
                                              --------------
               AIRLINES -- 1.9%
       93,353  Delta Air Lines, Inc.               4,416,531
      108,507  Southwest Airlines Co.              4,902,346
                                              --------------
                                                   9,318,877
                                              --------------
               BEVERAGES -- 2.5%
       37,421  Constellation Brands, Inc.,
                  Class A (a)                      4,133,150
       38,438  Dr Pepper Snapple Group, Inc.       2,970,104
       42,381  Monster Beverage Corp. (a)          4,956,458
                                              --------------
                                                  12,059,712
                                              --------------
               BIOTECHNOLOGY -- 3.6%
       19,854  Alexion Pharmaceuticals,
                  Inc. (a)                         3,638,047
       23,062  Amgen, Inc.                         3,511,420
        2,632  Biogen Idec, Inc. (a)               1,024,269
       32,841  Celgene Corp. (a)                   3,913,334
        9,480  Gilead Sciences, Inc. (a)             993,789
       11,193  Regeneron Pharmaceuticals,
                  Inc. (a)                         4,663,675
                                              --------------
                                                  17,744,534
                                              --------------
               BUILDING PRODUCTS -- 0.2%
       16,112  Allegion PLC                          870,209
                                              --------------
               CAPITAL MARKETS -- 1.0%
       13,889  Ameriprise Financial, Inc.          1,735,292
        2,499  BlackRock, Inc.                       850,934
       29,599  Charles Schwab (The) Corp.            768,982
       36,841  E*TRADE Financial Corp. (a)           849,185
       16,743  Legg Mason, Inc.                      928,232
                                              --------------
                                                   5,132,625
                                              --------------
               CHEMICALS -- 2.2%
       12,735  Air Products & Chemicals, Inc.      1,854,343
       15,893  PPG Industries, Inc.                3,542,232
       17,457  Sherwin-Williams (The) Co.          4,735,561
        6,510  Sigma-Aldrich Corp.                   895,255
                                              --------------
                                                  11,027,391
                                              --------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 1.5%
       46,833  Cintas Corp.                        3,685,757
       14,013  Stericycle, Inc. (a)                1,839,767
       35,791  Waste Management, Inc.              1,840,731
                                              --------------
                                                   7,366,255
                                              --------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.6%
       28,158  F5 Networks, Inc. (a)          $    3,142,996
                                              --------------
               CONSTRUCTION MATERIALS -- 0.2%
       13,595  Vulcan Materials Co.                  958,583
                                              --------------
               CONSUMER FINANCE -- 0.2%
       41,350  Navient Corp.                         816,249
                                              --------------
               CONTAINERS & PACKAGING -- 1.2%
       26,945  Ball Corp.                          1,706,427
      108,226  Sealed Air Corp.                    4,383,153
                                              --------------
                                                   6,089,580
                                              --------------
               DISTRIBUTORS -- 0.8%
       43,089  Genuine Parts Co.                   4,004,692
                                              --------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.3%
        8,376  Intercontinental Exchange, Inc.     1,723,195
                                              --------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.6%
       55,796  Level 3 Communications,
                  Inc. (a)                         2,775,293
                                              --------------
               ELECTRIC UTILITIES -- 1.2%
       56,103  Edison International                3,823,420
       17,281  NextEra Energy, Inc.                1,887,776
                                              --------------
                                                   5,711,196
                                              --------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 0.6%
       51,203  Amphenol Corp., Class A             2,750,113
                                              --------------
               FOOD & STAPLES RETAILING -- 2.0%
       47,680  CVS Health Corp.                    4,680,269
       71,516  Kroger (The) Co.                    4,938,180
                                              --------------
                                                   9,618,449
                                              --------------
               FOOD PRODUCTS -- 0.7%
       50,629  ConAgra Foods, Inc.                 1,793,786
       17,151  Hormel Foods Corp.                    878,474
        6,749  Keurig Green Mountain, Inc.           827,157
                                              --------------
                                                   3,499,417
                                              --------------
               HEALTH CARE EQUIPMENT & SUPPLIES
                  -- 4.4%
       26,398  Becton, Dickinson and Co.           3,645,036
       16,536  C. R. Bard, Inc.                    2,828,152
       77,385  CareFusion Corp. (a)                4,588,931
       16,775  DENTSPLY International, Inc.          839,169
       36,050  Edwards Lifesciences Corp. (a)      4,518,868
        1,689  Intuitive Surgical, Inc. (a)          835,177
       25,441  Medtronic PLC                       1,816,487
       29,208  Stryker Corp.                       2,659,388
                                              --------------
                                                  21,731,208
                                              --------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 8.1%
       51,694  Aetna, Inc.                         4,746,543
       50,932  AmerisourceBergen Corp.             4,841,087
       35,697  Cigna Corp.                         3,813,510
       36,377  DaVita HealthCare Partners,
                  Inc. (a)                         2,730,458


                        See Notes to Financial Statements                Page 55

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE PROVIDERS & SERVICES
                  (CONTINUED)
       43,387  Express Scripts Holding
                  Co. (a)                     $    3,501,765
       22,122  McKesson Corp.                      4,704,243
       95,468  Patterson Cos., Inc.                4,781,992
       54,376  Tenet Healthcare Corp. (a)          2,299,017
       45,425  UnitedHealth Group, Inc.            4,826,406
       33,018  Universal Health Services,
                  Inc., Class B                    3,385,336
                                              --------------
                                                  39,630,357
                                              --------------
               HEALTH CARE TECHNOLOGY -- 0.6%
       42,611  Cerner Corp. (a)                    2,827,240
                                              --------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 2.7%
        4,025  Chipotle Mexican Grill,
                  Inc. (a)                         2,857,106
       47,079  Marriott International, Inc.,
                  Class A                          3,507,386
       55,708  Royal Caribbean Cruises Ltd.        4,208,739
       10,891  Starbucks Corp.                       953,289
       21,418  Wyndham Worldwide Corp.             1,794,614
                                              --------------
                                                  13,321,134
                                              --------------
               HOUSEHOLD DURABLES -- 4.7%
      145,260  D.R. Horton, Inc.                   3,561,775
       34,426  Harman International
                  Industries, Inc.                 4,462,642
      107,769  Leggett & Platt, Inc.               4,594,192
       81,982  Lennar Corp., Class A               3,681,812
       23,646  Mohawk Industries, Inc. (a)         3,902,536
       72,334  Newell Rubbermaid, Inc.             2,666,955
                                              --------------
                                                  22,869,912
                                              --------------
               HOUSEHOLD PRODUCTS -- 0.2%
        8,575  Clorox (The) Co.                      915,038
                                              --------------
               INDUSTRIAL CONGLOMERATES -- 0.5%
       11,178  3M Co.                              1,814,190
        5,715  Roper Industries, Inc.                882,053
                                              --------------
                                                   2,696,243
                                              --------------
               INSURANCE -- 1.3%
       65,367  Allstate (The) Corp.                4,561,963
       32,090  Marsh & McLennan Cos., Inc.         1,725,479
                                              --------------
                                                   6,287,442
                                              --------------
               INTERNET & CATALOG RETAIL -- 0.4%
       21,518  Expedia, Inc.                       1,849,042
                                              --------------
               INTERNET SOFTWARE & SERVICES
                  -- 0.9%
       14,193  Akamai Technologies, Inc. (a)         825,394
       23,543  Facebook, Inc., Class A (a)         1,787,149
       36,365  Yahoo!, Inc. (a)                    1,599,696
                                              --------------
                                                   4,212,239
                                              --------------
               IT SERVICES -- 3.2%
       20,567  Accenture PLC, Class A              1,728,245
        6,421 Alliance Data Systems Corp. (a) 1,854,578 34,880 Cognizant Technology Solutions
                  Corp., Class A (a)               1,888,054

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               IT SERVICES (CONTINUED)
       29,531  Fidelity National Information
                  Services, Inc.              $    1,843,620
       25,881  Fiserv, Inc. (a)                    1,877,149
       21,319  MasterCard, Inc., Class A           1,748,798
       54,087  Total System Services, Inc.         1,913,057
       10,508  Visa, Inc., Class A                 2,678,594
                                              --------------
                                                  15,532,095
                                              --------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 0.4%
        7,132  Thermo Fisher Scientific, Inc.        892,998
        7,927  Waters Corp. (a)                      943,709
                                              --------------
                                                   1,836,707
                                              --------------
               MACHINERY -- 2.1%
        9,436  Illinois Tool Works, Inc.             878,397
       54,016  PACCAR, Inc.                        3,246,902
       27,223  Pall Corp.                          2,634,097
       26,866  Snap-on, Inc.                       3,565,387
                                              --------------
                                                  10,324,783
                                              --------------
               MEDIA -- 2.3%
       10,307  DIRECTV (a)                           878,981
      132,653  Interpublic Group of Cos.
                  (The), Inc.                      2,645,101
       23,710  Omnicom Group, Inc.                 1,726,088
       32,255  Time Warner, Inc.                   2,513,632
       47,827  Twenty-First Century Fox, Inc.,
                  Class A                          1,585,943
       19,501  Walt Disney (The) Co.               1,773,811
                                              --------------
                                                  11,123,556
                                              --------------
               MULTILINE RETAIL -- 3.8%
       64,951  Dollar General Corp. (a)            4,355,614
       65,246  Dollar Tree, Inc. (a)               4,638,991
       34,784  Family Dollar Stores, Inc.          2,647,062
       41,904  Macy's, Inc.                        2,676,828
       57,841  Nordstrom, Inc.                     4,407,484
                                              --------------
                                                  18,725,979
                                              --------------
               MULTI-UTILITIES -- 2.3%
       58,985  Integrys Energy Group, Inc.         4,783,684
       64,951  NiSource, Inc.                      2,809,780
       69,655  Wisconsin Energy Corp.              3,884,659
                                              --------------
                                                  11,478,123
                                              --------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 0.7%
       86,826  Kinder Morgan, Inc.                 3,564,207
                                              --------------
               PHARMACEUTICALS -- 5.6%
       28,069  AbbVie, Inc.                        1,693,964
       14,271  Actavis PLC (a)                     3,803,792
       21,600  Allergan, Inc.                      4,736,016
       15,138  Bristol-Myers Squibb Co.              912,367
       74,972  Hospira, Inc. (a)                   4,755,474
       37,096  Mallinckrodt PLC (a)                3,931,805
       65,170  Mylan, Inc. (a)                     3,463,786
       10,988  Perrigo Co. PLC                     1,667,319
       64,030  Zoetis, Inc.                        2,736,002
                                              --------------
                                                  27,700,525
                                              --------------


Page 56                 See Notes to Financial Statements

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               PROFESSIONAL SERVICES -- 1.1%
       11,050  Equifax, Inc.                  $      933,283
       78,657  Robert Half International,
                  Inc.                             4,566,825
                                              --------------
                                                   5,500,108
                                              --------------
               REAL ESTATE INVESTMENT TRUSTS
                  -- 8.6%
       18,582  American Tower Corp.                1,801,525
       74,164  Apartment Investment &
                  Management Co., Class A          2,956,177
       22,484  AvalonBay Communities, Inc.         3,889,507
       14,273  Boston Properties, Inc.             1,981,092
       51,136  Equity Residential                  3,968,665
       17,781  Essex Property Trust, Inc.          4,019,395
       97,946  General Growth Properties, Inc.     2,956,010
       20,295  HCP, Inc.                             959,750
       60,685  Health Care REIT, Inc.              4,973,136
       71,268  Iron Mountain, Inc.                 2,839,317
       35,544  Kimco Realty Corp.                    982,792
       33,032  Macerich (The) Co.                  2,841,082
        4,834  Public Storage                        970,861
        4,907  Simon Property Group, Inc.            974,825
       38,427  Ventas, Inc.                        3,066,859
        8,382  Vornado Realty Trust                  925,708
       51,179  Weyerhaeuser Co.                    1,834,767
                                              --------------
                                                  41,941,468
                                              --------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT -- 0.9%
      134,073  CBRE Group, Inc., Class A (a)       4,335,921
                                              --------------
               ROAD & RAIL -- 1.1%
       76,048  CSX Corp.                           2,532,398
       23,128  Union Pacific Corp.                 2,710,833
                                              --------------
                                                   5,243,231
                                              --------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 4.5%
      147,416  Applied Materials, Inc.             3,366,981
       45,651  Avago Technologies Ltd.             4,696,575
       42,391  Broadcom Corp., Class A             1,798,862
       50,615  Intel Corp.                         1,672,320
       46,302  Lam Research Corp.                  3,539,325
       78,698  Micron Technology, Inc. (a)         2,303,097
      137,417  NVIDIA Corp.                        2,639,093
       34,355  Texas Instruments, Inc.             1,836,275
                                              --------------
                                                  21,852,528
                                              --------------
               SOFTWARE -- 2.3%
       14,878  Autodesk, Inc. (a)                    803,487
       97,671  Electronic Arts, Inc. (a)           5,358,231
        9,693  Intuit, Inc.                          841,546
       19,237  Microsoft Corp.                       777,175
       53,133  Red Hat, Inc. (a)                   3,389,354
                                              --------------
                                                  11,169,793
                                              --------------
               SPECIALTY RETAIL -- 8.8%
       60,811  AutoNation, Inc. (a)                3,625,552
        5,934  AutoZone, Inc. (a)                  3,542,361
       68,970  CarMax, Inc. (a)                    4,283,037

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               SPECIALTY RETAIL (CONTINUED)
       34,997  Home Depot (The), Inc.         $    3,654,387
       53,056  L Brands, Inc.                      4,490,129
       66,744  Lowe's Cos., Inc.                   4,522,573
       23,840  O'Reilly Automotive, Inc. (a)       4,466,662
       33,892  PetSmart, Inc.                      2,769,146
       48,716  Ross Stores, Inc.                   4,467,744
        8,362  Tiffany & Co.                         724,484
       40,175  TJX (The) Cos., Inc.                2,649,140
       46,608  Tractor Supply Co.                  3,783,171
                                              --------------
                                                  42,978,386
                                              --------------
               TECHNOLOGY HARDWARE, STORAGE &
                  PERIPHERALS -- 1.7%
       24,961  Apple, Inc.                         2,924,431
       41,432  Seagate Technology PLC              2,338,422
       33,185  Western Digital Corp.               3,226,577
                                              --------------
                                                   8,489,430
                                              --------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 2.0%
       28,655  NIKE, Inc., Class B                 2,643,424
        9,920  Ralph Lauren Corp.                  1,655,549
       40,577  Under Armour, Inc., Class A (a)     2,924,790
       36,785  VF Corp.                            2,551,775
                                              --------------
                                                   9,775,538
                                              --------------
               TOBACCO -- 0.2%
       18,136  Altria Group, Inc.                    963,022
                                              --------------
               TRADING COMPANIES &
                  DISTRIBUTORS -- 0.1%
        8,760  United Rentals, Inc. (a)              725,766
                                              --------------
               TOTAL INVESTMENTS -- 100.0%       490,284,879
               (Cost $444,016,212) (b)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.0)%             (194,927)
                                              --------------
               NET ASSETS -- 100.0%           $  490,089,952
                                              ==============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $50,806,745 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,538,078.


                        See Notes to Financial Statements                Page 57

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

JANUARY 31, 2015 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2      LEVEL 3
--------------------------------------------------------------
Common Stocks*        $ 490,284,879     $      --    $      --
                      ========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2015.


Page 58                 See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS -- 100.1%
               AEROSPACE & DEFENSE -- 3.3%
        9,259  AAR Corp.                      $      265,363
        5,700  B/E Aerospace, Inc. (a)               332,481
        2,932  Cubic Corp.                           153,314
        3,606  Engility Holdings, Inc. (a)           143,879
        4,138  Esterline Technologies
                  Corp. (a)                          463,829
       25,893  Exelis, Inc.                          443,029
        1,609  Honeywell International, Inc.         157,296
       13,755  KLX, Inc. (a)                         540,709
        2,613  L-3 Communications Holdings,
                  Inc.                               321,713
        1,390  Moog, Inc., Class A (a)                97,717
        4,432  National Presto Industries,
                  Inc.                               279,216
        3,356  Northrop Grumman Corp.                526,724
        4,881  Orbital ATK, Inc. (a)                 636,043
        3,826  Orbital Sciences Corp. (a)            107,472
        1,369  Precision Castparts Corp.             273,937
        3,049  Raytheon Co.                          305,053
        1,502  Teledyne Technologies, Inc. (a)       142,750
        8,441  Triumph Group, Inc.                   481,644
        2,867  United Technologies Corp.             329,074
                                              --------------
                                                   6,001,243
                                              --------------
               AIR FREIGHT & LOGISTICS -- 0.4%
        5,217  Atlas Air Worldwide Holdings,
                  Inc. (a)                           235,809
        2,848  FedEx Corp.                           481,625
                                              --------------
                                                     717,434
                                              --------------
               AIRLINES -- 0.1%
       15,495  SkyWest, Inc.                         194,462
                                              --------------
               AUTO COMPONENTS -- 0.8%
        9,002  BorgWarner, Inc.                      486,198
        4,535  Delphi Automotive PLC                 311,691
        1,045  Dorman Products, Inc. (a)              47,788
        2,015  Drew Industries, Inc. (a)             101,314
        5,627  Goodyear Tire & Rubber (The)
                  Co.                                136,398
        3,326  Johnson Controls, Inc.                154,559
        4,048  Standard Motor Products, Inc.         147,590
        7,798  Superior Industries
                  International, Inc.                142,314
                                              --------------
                                                   1,527,852
                                              --------------
               AUTOMOBILES -- 0.9%
       42,550  Ford Motor Co.                        625,910
       18,892  General Motors Co.                    616,257
        2,439  Harley-Davidson, Inc.                 150,486
        5,919  Thor Industries, Inc.                 333,536
                                              --------------
                                                   1,726,189
                                              --------------
               BANKS -- 3.6%
       12,182  Associated Banc-Corp.                 204,779
        4,897  BancorpSouth, Inc.                     97,206
        2,392  Banner Corp.                           96,589
        8,479  BB&T Corp.                            299,224
        7,155  BBCN Bancorp, Inc.                     92,657
        4,308  Cathay General Bancorp                102,918
        2,971  Citigroup, Inc.                       139,489

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               BANKS (CONTINUED)
        1,084  City Holding Co.               $       45,886
        3,432  Comerica, Inc.                        142,428
        1,323  Community Bank System, Inc.            44,493
        3,786  F.N.B. Corp.                           45,432
       16,185  Fifth Third Bancorp                   280,001
       26,291  First BanCorp (a)                     144,338
       11,159  First Commonwealth Financial
                  Corp.                               88,045
        8,117  First Horizon National Corp.          105,440
       12,014  FirstMerit Corp.                      196,849
       18,362  Fulton Financial Corp.                204,736
        7,393  Hancock Holding Co.                   193,031
        2,312  Hanmi Financial Corp.                  45,916
       31,346  Huntington Bancshares, Inc.           314,087
       12,461  International Bancshares Corp.        280,497
        7,904  JPMorgan Chase & Co.                  429,820
       11,565  KeyCorp                               150,229
        9,775  National Penn Bancshares, Inc.         94,818
        3,916  NBT Bancorp, Inc.                      90,107
       12,359  OFG Bancorp                           198,980
        6,914  Old National Bancorp                   92,717
        5,422  PNC Financial Services Group
                  (The), Inc.                        458,376
        4,100  Prosperity Bancshares, Inc.           187,739
       31,227  Regions Financial Corp.               271,675
        1,692  S&T Bancorp, Inc.                      46,513
        7,870  SunTrust Banks, Inc.                  302,365
        7,661  Susquehanna Bancshares, Inc.           96,605
       20,812  TCF Financial Corp.                   305,936
          912  Tompkins Financial Corp.               46,758
        9,248  Trustmark Corp.                       197,537
       11,353  Valley National Bancorp               103,085
        3,389  Webster Financial Corp.               103,466
        2,932  Wells Fargo & Co.                     152,229
        4,979  Wilshire Bancorp, Inc.                 45,309
        2,200  Wintrust Financial Corp.               95,634
                                              --------------
                                                   6,633,939
                                              --------------
               BEVERAGES -- 0.1%
        3,635  Coca-Cola Enterprises, Inc.           153,034
                                              --------------
               BUILDING PRODUCTS -- 0.5%
        9,491  Gibraltar Industries, Inc. (a)        143,694
        7,736  Griffon Corp.                         113,642
       13,086  Masco Corp.                           325,056
        2,686  Quanex Building Products Corp.         50,577
        1,458  Simpson Manufacturing Co.,
                  Inc.                                47,589
        3,868  Universal Forest Products, Inc.       193,632
                                              --------------
                                                     874,190
                                              --------------
               CAPITAL MARKETS -- 1.3%
        8,128  Bank of New York Mellon
                  (The) Corp.                        292,608
       15,448  Calamos Asset Management,
                  Inc., Class A                      193,873
        2,693  Eaton Vance Corp.                     108,393
       11,911  Franklin Resources, Inc.              613,774


                        See Notes to Financial Statements                Page 59

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               CAPITAL MARKETS (CONTINUED)
        2,552  Goldman Sachs Group (The),
                  Inc.                        $      439,990
        7,412  Investment Technology Group,
                  Inc. (a)                           153,799
        4,143  Morgan Stanley                        140,075
          989  Stifel Financial Corp. (a)             46,631
        1,872  T. Rowe Price Group, Inc.             147,364
          905  Virtus Investment Partners,
                  Inc.                               122,745
        4,555  Waddell & Reed Financial,
                  Inc., Class A                      203,654
                                              --------------
                                                   2,462,906
                                              --------------
               CHEMICALS -- 4.1%
        1,244  A. Schulman, Inc.                      43,353
        7,549  Albemarle Corp.                       364,315
       12,936  Cabot Corp.                           548,616
        7,427  Calgon Carbon Corp. (a)               146,535
        3,025  CF Industries Holdings, Inc.          923,774
       14,460  Dow Chemical (The) Co.                653,014
       10,867  Eastman Chemical Co.                  770,362
        2,819  FMC Corp.                             162,092
       19,755  FutureFuel Corp.                      217,107
        2,374  Hawkins, Inc.                          91,423
        2,640  Innophos Holdings, Inc.               157,186
        3,634  Intrepid Potash, Inc. (a)              48,369
        9,898  Kraton Performance Polymers,
                  Inc. (a)                           191,427
        8,181  LSB Industries, Inc. (a)              255,574
       10,384  LyondellBasell Industries N.V.,
                  Class A                            821,271
       14,447  Mosaic (The) Co.                      703,424
       19,934  Olin Corp.                            499,745
        6,905  OM Group, Inc.                        193,340
        1,241  Praxair, Inc.                         149,652
        4,614  Rayonier Advanced Materials,
                  Inc.                                78,992
        6,418  Stepan Co.                            246,451
        6,862  Tredegar Corp.                        146,778
        6,791  Zep, Inc.                             108,792
                                              --------------
                                                   7,521,592
                                              --------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 1.4%
        5,387  ABM Industries, Inc.                  155,523
       18,204  ADT (The) Corp.                       626,218
        2,066  Brink's (The) Co.                      46,299
        6,560  R.R. Donnelley & Sons Co.             108,043
       16,386  Republic Services, Inc.               650,197
        7,707  Tetra Tech, Inc.                      177,492
        1,271  UniFirst Corp.                        147,601
        4,881  United Stationers, Inc.               196,753
        9,648  Viad Corp.                            260,303
        5,159  Waste Connections, Inc.               222,972
                                              --------------
                                                   2,591,401
                                              --------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.2%
        2,313  ADTRAN, Inc.                           51,140
       11,856  Cisco Systems, Inc.                   312,584

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMUNICATIONS EQUIPMENT
                  (CONTINUED)
        6,528  Comtech Telecommunications
                  Corp.                       $      215,685
        9,183  Harris Corp.                          616,455
       29,548  Juniper Networks, Inc.                671,626
        5,783  NETGEAR, Inc. (a)                     195,292
        4,281  Plantronics, Inc.                     196,198
                                              --------------
                                                   2,258,980
                                              --------------
               CONSTRUCTION & ENGINEERING
                  -- 1.4%
       14,946  AECOM (a)                             379,927
        8,293  Aegion Corp. (a)                      127,049
        3,469  EMCOR Group, Inc.                     140,009
       10,878  Fluor Corp.                           582,952
       11,068  Jacobs Engineering Group,
                  Inc. (a)                           421,691
       13,966  Orion Marine Group, Inc. (a)          127,510
       29,038  Quanta Services, Inc. (a)             768,926
                                              --------------
                                                   2,548,064
                                              --------------
               CONSUMER FINANCE -- 0.9%
        5,992  Capital One Financial Corp.           438,674
       11,371  Cash America International,
                  Inc.                               236,517
        2,455  Discover Financial Services           133,503
        3,476  Encore Capital Group, Inc. (a)        129,377
       21,891  EZCORP, Inc., Class A (a)             225,696
          906  First Cash Financial Services,
                  Inc. (a)                            45,046
        7,532  Green Dot Corp., Class A (a)          114,863
        3,237  World Acceptance Corp. (a)            237,758
                                              --------------
                                                   1,561,434
                                              --------------
               CONTAINERS & PACKAGING -- 1.3%
        3,395  AptarGroup, Inc.                      214,258
        5,020  Bemis Co., Inc.                       222,386
        7,002  Greif, Inc., Class A                  267,476
       11,143  MeadWestvaco Corp.                    560,270
        5,956  Owens-Illinois, Inc. (a)              139,073
        7,444  Rock-Tenn Co., Class A                483,116
        2,057  Silgan Holdings, Inc.                 105,750
        7,568  Sonoco Products Co.                   334,506
                                              --------------
                                                   2,326,835
                                              --------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.8%
        4,186  American Public Education,
                  Inc. (a)                           140,524
        9,695  Apollo Education Group,
                  Inc. (a)                           244,896
        9,562  DeVry Education Group, Inc.           405,525
          657  Graham Holdings Co., Class B          614,505
        5,125  Universal Technical Institute,
                  Inc.                                41,871
                                              --------------
                                                   1,447,321
                                              --------------


Page 60                 See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.3%
        2,196  Berkshire Hathaway, Inc.,
                  Class B (a)                 $      316,026
        6,876  NASDAQ OMX Group (The),
                  Inc.                               313,546
                                              --------------
                                                     629,572
                                              --------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 1.3%
       24,543  AT&T, Inc.                            807,955
        3,044  Atlantic Tele-Network, Inc.           202,213
       16,663  CenturyLink, Inc.                     619,364
       74,159  Frontier Communications
                  Corp.                              497,978
        2,998  Lumos Networks Corp.                   48,058
        3,436  Verizon Communications, Inc.          157,059
                                              --------------
                                                   2,332,627
                                              --------------
               ELECTRIC UTILITIES -- 4.1%
        2,799  ALLETE, Inc.                          158,563
       10,862  American Electric Power Co.,
                  Inc.                               682,242
        4,161  Cleco Corp.                           226,192
        5,921  Duke Energy Corp.                     515,956
        3,852  El Paso Electric Co.                  154,311
        7,539  Entergy Corp.                         659,738
       17,786  Exelon Corp.                          641,007
       12,686  FirstEnergy Corp.                     511,626
       15,977  Great Plains Energy, Inc.             472,440
        3,293  Hawaiian Electric Industries,
                  Inc.                               112,950
        3,004  Northeast Utilities                   166,962
        9,321  OGE Energy Corp.                      327,913
       18,368  Pepco Holdings, Inc.                  504,202
        7,241  Pinnacle West Capital Corp.           508,173
       11,161  PNM Resources, Inc.                   340,410
        4,425  PPL Corp.                             157,088
        6,715  Southern (The) Co.                    340,585
        3,545  UIL Holdings Corp.                    163,070
        8,019  Westar Energy, Inc.                   342,572
       13,771  Xcel Energy, Inc.                     516,826
                                              --------------
                                                   7,502,826
                                              --------------
               ELECTRICAL EQUIPMENT -- 0.9%
        7,278  Eaton Corp. PLC                       459,169
        2,604  Emerson Electric Co.                  148,272
        5,512  Encore Wire Corp.                     168,833
        2,500  EnerSys                               145,950
        1,344  Franklin Electric Co., Inc.            45,978
        2,124  Hubbell, Inc., Class B                225,229
        1,028  Powell Industries, Inc.                40,102
        3,018  Regal-Beloit Corp.                    207,789
        1,446  Rockwell Automation, Inc.             157,498
                                              --------------
                                                   1,598,820
                                              --------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 3.7%
        1,163  Anixter International,
                  Inc. (a)                    $       87,644
        9,801  Arrow Electronics, Inc. (a)           539,447
       13,189  Avnet, Inc.                           548,926
       10,111  Benchmark Electronics, Inc. (a)       244,989
        1,694  Coherent, Inc. (a)                    104,825
       35,953  Corning, Inc.                         854,603
        5,770  CTS Corp.                              92,320
        4,031  Daktronics, Inc.                       49,904
       14,499  Fabrinet (a)                          236,769
       18,843  II-VI, Inc. (a)                       323,911
       11,965  Ingram Micro, Inc., Class A (a)       301,279
        7,948  Insight Enterprises, Inc. (a)         188,129
        1,471  IPG Photonics Corp. (a)               109,795
        5,050  Jabil Circuit, Inc.                   104,080
        6,721  Keysight Technologies, Inc. (a)       224,414
        1,064  Littelfuse, Inc.                      105,059
        8,076  Newport Corp. (a)                     149,567
        4,993  Plexus Corp. (a)                      189,185
        1,753  Rofin-Sinar Technologies,
                  Inc. (a)                            47,191
       10,931  Sanmina Corp. (a)                     231,519
        5,124  ScanSource, Inc. (a)                  176,675
        1,316  SYNNEX Corp.                           97,634
       10,427  TE Connectivity Ltd.                  692,249
        7,179  Tech Data Corp. (a)                   409,921
       27,327  TTM Technologies, Inc. (a)            189,923
       40,098  Vishay Intertechnology, Inc.          546,135
                                              --------------
                                                   6,846,093
                                              --------------
               ENERGY EQUIPMENT & SERVICES
                  -- 8.9%
       19,999  Atwood Oceanics, Inc.                 571,571
       14,703  Baker Hughes, Inc.                    852,627
       29,354  Basic Energy Services, Inc. (a)       172,601
        3,128  Bristow Group, Inc.                   174,261
       19,471  C&J Energy Services, Inc. (a)         200,551
       13,204  Cameron International Corp. (a)       591,275
       14,167  CARBO Ceramics, Inc.                  464,394
       22,457  Diamond Offshore Drilling, Inc.       708,069
        5,916  Dril-Quip, Inc. (a)                   439,145
       27,526  Ensco PLC, Class A                    771,829
       12,161  Era Group, Inc. (a)                   273,866
        6,316  Exterran Holdings, Inc.               171,227
        7,040  FMC Technologies, Inc. (a)            263,859
        9,706  Geospace Technologies
                  Corp. (a)                          232,750
       13,265  Gulf Island Fabrication, Inc.         219,801
       10,533  GulfMark Offshore, Inc.,
                  Class A                            207,816
       20,961  Halliburton Co.                       838,230
       26,147  Helix Energy Solutions Group,
                  Inc. (a)                           490,779
       12,228  Helmerich & Payne, Inc.               728,300
       10,301  Hornbeck Offshore Services,
                  Inc. (a)                           228,682
       93,532  ION Geophysical Corp. (a)             210,447
        6,914  Matrix Service Co. (a)                132,749


                        See Notes to Financial Statements                Page 61

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ENERGY EQUIPMENT & SERVICES
                  (CONTINUED)
       63,513  Nabors Industries Ltd.         $      731,035
       12,581  National Oilwell Varco, Inc.          684,784
       26,962  Newpark Resources, Inc. (a)           232,952
       49,753  Noble Corp. PLC                       806,994
        7,718  Oceaneering International, Inc.       404,114
        9,282  Oil States International,
                  Inc. (a)                           381,212
       34,200  Patterson-UTI Energy, Inc.            586,872
       37,143  Pioneer Energy Services
                  Corp. (a)                          153,772
       24,330  Rowan Cos. PLC, Class A               513,850
        9,652  Schlumberger Ltd.                     795,228
        3,485  SEACOR Holdings, Inc. (a)             250,746
       22,526  Superior Energy Services, Inc.        450,520
       20,063  Tesco Corp.                           205,445
       23,103  TETRA Technologies, Inc. (a)          114,129
       17,506  Tidewater, Inc.                       512,226
       16,639  Unit Corp. (a)                        495,509
                                              --------------
                                                  16,264,217
                                              --------------
               FOOD & STAPLES RETAILING -- 0.4%
        3,872  Andersons (The), Inc.                 174,162
        7,872  SpartanNash Co.                       202,783
        3,840  Wal-Mart Stores, Inc.                 326,323
                                              --------------
                                                     703,268
                                              --------------
               FOOD PRODUCTS -- 1.6%
        9,512  Archer-Daniels-Midland Co.            443,544
        2,777  Darling Ingredients, Inc. (a)          47,153
       11,827  Flowers Foods, Inc.                   231,336
        3,898  Ingredion, Inc.                       314,335
        3,266  JM Smucker (The) Co.                  336,888
        5,039  Kellogg Co.                           330,458
        2,566  Kraft Foods Group, Inc.               167,662
        3,061  Sanderson Farms, Inc.                 244,758
        5,710  Seneca Foods Corp., Class A (a)       147,775
       16,451  Tyson Foods, Inc., Class A            642,247
                                              --------------
                                                   2,906,156
                                              --------------
               GAS UTILITIES -- 1.3%
       12,099  AGL Resources, Inc.                   682,142
        5,933  Atmos Energy Corp.                    337,647
        1,934  Laclede Group (The), Inc.             103,972
        4,756  National Fuel Gas Co.                 301,673
        2,062  Northwest Natural Gas Co.             102,914
       11,012  ONE Gas, Inc.                         486,620
        8,978  Questar Corp.                         232,979
          856  South Jersey Industries, Inc.          49,862
        2,497  Southwest Gas Corp.                   153,466
                                              --------------
                                                   2,451,275
                                              --------------
               HEALTH CARE EQUIPMENT & SUPPLIES
                  -- 0.5%
        1,216  Analogic Corp.                         99,141
        9,081  CryoLife, Inc.                        102,252
        2,087  Greatbatch, Inc. (a)                  101,345
        4,991  Halyard Health, Inc. (a)              222,449
        3,064  Meridian Bioscience, Inc.              53,007
        2,910  Merit Medical Systems, Inc. (a)        44,610

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES (CONTINUED)
        2,282  SurModics, Inc. (a)            $       52,303
        1,417  Zimmer Holdings, Inc.                 158,846
                                              --------------
                                                     833,953
                                              --------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 1.2%
        2,337  Air Methods Corp. (a)                  97,102
        1,742  Almost Family, Inc. (a)                52,887
        2,624  Anthem, Inc.                          354,135
        4,209  Community Health Systems,
                  Inc. (a)                           198,118
        1,355  CorVel Corp. (a)                       44,634
       11,745  Hanger, Inc. (a)                      253,457
        1,099  IPC Healthcare, Inc. (a)               44,356
        5,659  Kindred Healthcare, Inc.              104,465
        3,056  Laboratory Corp. of America
                  Holdings (a)                       350,768
        1,618  LHC Group, Inc. (a)                    48,087
        3,428  Magellan Health, Inc. (a)             206,091
        2,435  PharMerica Corp. (a)                   56,029
        4,917  Quest Diagnostics, Inc.               349,451
                                              --------------
                                                   2,159,580
                                              --------------
               HEALTH CARE TECHNOLOGY -- 0.0%
          830  Computer Programs & Systems,
                  Inc.                                40,886
        2,552  MedAssets, Inc. (a)                    47,237
                                              --------------
                                                      88,123
                                              --------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 1.4%
          386  Biglari Holdings, Inc. (a)            159,792
       10,912  Carnival Corp.                        479,692
       13,157  International Game Technology         222,617
       10,449  International Speedway Corp.,
                  Class A                            303,961
        4,925  Interval Leisure Group, Inc.          113,669
        8,017  Life Time Fitness, Inc. (a)           438,289
       11,117  Marcus (The) Corp.                    209,667
        1,716  McDonald's Corp.                      158,627
       12,403  Monarch Casino & Resort,
                  Inc. (a)                           214,572
        1,337  Red Robin Gourmet Burgers,
                  Inc. (a)                           103,618
       12,208  Wendy's (The) Co.                     128,672
                                              --------------
                                                   2,533,176
                                              --------------
               HOUSEHOLD DURABLES -- 0.6%
        3,322  Ethan Allen Interiors, Inc.            90,425
        1,879  La-Z-Boy, Inc.                         50,151
        8,574  M.D.C. Holdings, Inc.                 214,350
       11,203  M/I Homes, Inc. (a)                   231,230
       15,366  PulteGroup, Inc.                      316,386
        1,750  Tupperware Brands Corp.               118,317
          830  Whirlpool Corp.                       165,236
                                              --------------
                                                   1,186,095
                                              --------------
               HOUSEHOLD PRODUCTS -- 0.1%
       16,160  Central Garden & Pet Co.,
                  Class A (a)                        147,056
                                              --------------


Page 62                 See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS -- 0.4%
       23,948  AES (The) Corp.                $      292,644
       18,354  NRG Energy, Inc.                      452,610
                                              --------------
                                                     745,254
                                              --------------
               INDUSTRIAL CONGLOMERATES -- 0.3%
        1,222  Carlisle Cos., Inc.                   109,589
        1,876  Danaher Corp.                         154,545
       13,050  General Electric Co.                  311,764
                                              --------------
                                                     575,898
                                              --------------
               INSURANCE -- 6.8%
        4,306  ACE Ltd.                              464,876
        8,097  Aflac, Inc.                           462,177
        1,224  Alleghany Corp. (a)                   541,118
        5,446  American Financial Group, Inc.        316,086
       11,775  American International Group,
                  Inc.                               575,444
        2,429  AMERISAFE, Inc.                        98,860
       12,963  Aspen Insurance Holdings Ltd.         561,557
        9,638  Assurant, Inc.                        612,109
        6,896  Brown & Brown, Inc.                   212,742
        6,374  Chubb (The) Corp.                     624,015
        8,752  Employers Holdings, Inc.              182,042
        3,332  Everest Re Group, Ltd.                571,038
        6,695  First American Financial Corp.        227,764
        4,637  Hanover Insurance Group
                  (The), Inc.                        319,953
        7,910  Hartford Financial Services
                  Group (The), Inc.                  307,699
        8,481  HCC Insurance Holdings, Inc.          452,377
        4,651  Horace Mann Educators Corp.           141,716
        1,998  Infinity Property & Casualty
                  Corp.                              140,399
        3,053  Kemper Corp.                          106,580
        5,718  Lincoln National Corp.                285,786
        5,836  Mercury General Corp.                 333,527
        6,097  MetLife, Inc.                         283,511
        7,181  Montpelier Re Holdings Ltd.           252,269
        2,806  Navigators Group (The),
                  Inc. (a)                           208,261
       31,026  Old Republic International
                  Corp.                              435,605
        3,095  Principal Financial Group, Inc.       145,248
        5,697  ProAssurance Corp.                    252,776
       12,218  Progressive (The) Corp. (a)           317,057
        3,774  Reinsurance Group of America,
                  Inc.                               312,525
        2,411  Safety Insurance Group, Inc.          149,361
        7,573  Selective Insurance Group, Inc.       195,535
        4,734  StanCorp Financial Group, Inc.        293,697
        2,778  Stewart Information Services
                  Corp.                               99,452
        2,968  Torchmark Corp.                       148,608
        6,231  Travelers (The) Cos., Inc.            640,671
        5,191  United Fire Group, Inc.               145,037
       18,908  Unum Group                            587,283
        8,855  W. R. Berkley Corp.                   433,806
                                              --------------
                                                  12,438,567
                                              --------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               INTERNET & CATALOG RETAIL -- 0.0%
        3,510  PetMed Express, Inc.           $       55,107
                                              --------------
               INTERNET SOFTWARE & SERVICES
                 -- 0.5%
        7,163  AOL, Inc. (a)                         309,800
       18,571  Blucora, Inc. (a)                     251,080
       31,483  Liquidity Services, Inc. (a)          243,678
       22,270  Monster Worldwide, Inc. (a)            91,975
        5,523  Perficient, Inc. (a)                   99,414
                                              --------------
                                                     995,947
                                              --------------
               IT SERVICES -- 2.8%
        2,388  CACI International, Inc.,
                  Class A (a)                        202,001
       13,075  Computer Sciences Corp.               793,391
       11,142  Convergys Corp.                       213,481
        4,104  CSG Systems International, Inc.       100,630
        6,026  DST Systems, Inc.                     582,714
        5,375  ExlService Holdings, Inc. (a)         157,918
        3,083  International Business
                  Machines Corp.                     472,655
        1,774  Jack Henry & Associates, Inc.         108,870
       20,409  NeuStar, Inc., Class A (a)            536,553
        2,226  Science Applications
                  International Corp.                108,584
        8,767  Sykes Enterprises, Inc. (a)           197,433
        8,690  TeleTech Holdings, Inc. (a)           191,701
       11,324  Teradata Corp. (a)                    504,597
        8,976  Western Union (The) Co.               152,592
       59,481  Xerox Corp.                           783,365
                                              --------------
                                                   5,106,485
                                              --------------
               LEISURE PRODUCTS -- 0.7%
        5,796  Arctic Cat, Inc.                      194,861
        2,923  Hasbro, Inc.                          160,531
       21,313  Mattel, Inc.                          573,320
        7,427  Sturm, Ruger & Co., Inc.              300,051
                                              --------------
                                                   1,228,763
                                              --------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 0.2%
          914  Bio-Rad Laboratories, Inc.,
                  Class A (a)                        104,626
        3,676  PerkinElmer, Inc.                     168,030
                                              --------------
                                                     272,656
                                              --------------
               MACHINERY -- 4.5%
        9,442  Actuant Corp., Class A                218,205
       12,553  AGCO Corp.                            544,047
        1,328  Albany International Corp.,
                  Class A                             45,325
        2,617  Astec Industries, Inc.                 93,061
        5,560  Barnes Group, Inc.                    190,986
        7,558  Briggs & Stratton Corp.               139,143
        5,404  Caterpillar, Inc.                     432,158
        1,707  CIRCOR International, Inc.             84,309
        1,878  Crane Co.                             114,464
        3,431  Cummins, Inc.                         478,487
        5,591  Deere & Co.                           476,297


                        See Notes to Financial Statements                Page 63

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MACHINERY (CONTINUED)
        2,854  Donaldson Co., Inc.            $      104,342
        9,196  Dover Corp.                           644,088
        2,788  ESCO Technologies, Inc.               100,424
        9,995  Federal Signal Corp.                  152,624
        5,512  Flowserve Corp.                       300,349
        1,416  IDEX Corp.                            102,448
       17,721  Joy Global, Inc.                      743,219
       12,682  Kennametal, Inc.                      398,468
        1,596  Lincoln Electric Holdings, Inc.       108,384
        1,200  Lindsay Corp.                         103,704
        9,330  Oshkosh Corp.                         399,791
        2,557  Parker Hannifin Corp.                 297,788
        6,604  SPX Corp.                             551,896
        1,332  Standex International Corp.            93,360
        1,673  Stanley Black & Decker, Inc.          156,676
       20,351  Terex Corp.                           457,490
        5,318  Timken (The) Co.                      202,137
        9,679  Titan International, Inc.              86,530
        2,604  Valmont Industries, Inc.              312,792
        4,610  Woodward, Inc.                        205,652
                                              --------------
                                                   8,338,644
                                              --------------
               MARINE -- 0.2%
        5,622  Kirby Corp. (a)                       407,539
                                              --------------
               MEDIA -- 1.2%
        8,527  Comcast Corp., Class A                453,167
       15,491  Gannett Co., Inc.                     480,376
       19,939  Harte-Hanks, Inc.                     144,957
        1,861  John Wiley & Sons, Inc.,
                  Class A                            115,308
        2,029  Meredith Corp.                        105,630
       31,526  News Corp., Class A (a)               469,422
        5,650  Scholastic Corp.                      207,807
        4,479  Time, Inc.                            112,154
        2,136  Viacom, Inc., Class B                 137,601
                                              --------------
                                                   2,226,422
                                              --------------
               METALS & MINING -- 2.8%
        6,715  Carpenter Technology Corp.            254,767
       27,864  Commercial Metals Co.                 373,935
        3,809  Compass Minerals
                  International, Inc.                332,906
       35,291  Freeport-McMoRan, Inc.                593,242
        3,601  Kaiser Aluminum Corp.                 249,585
        5,841  Materion Corp.                        192,461
        8,506  Newmont Mining Corp.                  213,926
       10,084  Nucor Corp.                           440,167
       11,573  Olympic Steel, Inc.                   158,666
        9,260  Reliance Steel & Aluminum Co.         484,946
        4,073  RTI International Metals,
                  Inc. (a)                            90,828
       22,994  Steel Dynamics, Inc.                  391,818
       15,322  TimkenSteel Corp.                     413,694
       16,975  United States Steel Corp.             414,869
       15,085  Worthington Industries, Inc.          451,494
                                              --------------
                                                   5,057,304
                                              --------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               MULTILINE RETAIL -- 0.6%
        8,263  Big Lots, Inc.                 $      379,355
       13,506  Kohl's Corp.                          806,578
                                              --------------
                                                   1,185,933
                                              --------------
               MULTI-UTILITIES -- 3.6%
        4,979  Alliant Energy Corp.                  341,609
       10,723  Ameren Corp.                          485,537
        5,821  Avista Corp.                          216,134
        6,235  Black Hills Corp.                     312,748
       21,111  CenterPoint Energy, Inc.              487,453
        9,490  CMS Energy Corp.                      358,058
        9,991  Consolidated Edison, Inc.             692,176
        5,727  DTE Energy Co.                        513,483
       24,144  MDU Resources Group, Inc.             545,896
       12,388  PG&E Corp.                            728,538
       15,927  Public Service Enterprise
                  Group, Inc.                        679,764
        8,189  SCANA Corp.                           522,213
        1,444  Sempra Energy                         161,612
       24,141  TECO Energy, Inc.                     514,928
                                              --------------
                                                   6,560,149
                                              --------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 12.4%
       10,524  Apache Corp.                          658,487
       40,253  Approach Resources, Inc. (a)          252,386
       18,066  Bill Barrett Corp. (a)                184,273
       10,717  Bonanza Creek Energy, Inc. (a)        279,499
      102,973  California Resources Corp. (a)        527,222
       42,126  Chesapeake Energy Corp.               807,977
        7,349  Chevron Corp.                         753,493
        7,777  Cimarex Energy Co.                    802,586
       28,019  Cloud Peak Energy, Inc. (a)           190,249
       30,216  Comstock Resources, Inc.              122,073
       11,937  ConocoPhillips                        751,792
        9,753  CONSOL Energy, Inc.                   282,349
        8,797  Contango Oil & Gas Co. (a)            264,526
      101,403  Denbury Resources, Inc.               699,681
       13,468  Devon Energy Corp.                    811,716
        5,187  Energen Corp.                         328,960
        4,356  EQT Corp.                             324,261
        8,917  Exxon Mobil Corp.                     779,524
       10,380  Green Plains, Inc.                    242,996
       10,875  Gulfport Energy Corp. (a)             418,579
       11,168  Hess Corp.                            753,728
       15,138  HollyFrontier Corp.                   543,757
       29,141  Marathon Oil Corp.                    775,151
        9,134  Marathon Petroleum Corp.              845,717
       16,318  Murphy Oil Corp.                      732,841
       30,398  Newfield Exploration Co. (a)          905,252
       17,381  Noble Energy, Inc.                    829,769
       45,525  Northern Oil and Gas, Inc. (a)        285,897
       10,227  Occidental Petroleum Corp.            818,160
        4,986  PDC Energy, Inc. (a)                  229,057
       30,804  Penn Virginia Corp. (a)               150,324
       11,498  Phillips 66                           808,539
       32,617  QEP Resources, Inc.                   659,516
       50,434  Rex Energy Corp. (a)                  178,536


Page 64                 See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               OIL, GAS & CONSUMABLE FUELS
                  (CONTINUED)
       25,432  Rosetta Resources, Inc. (a)    $      434,124
       14,707  SM Energy Co.                         556,219
       30,209  Southwestern Energy Co. (a)           748,881
       12,190  Stone Energy Corp. (a)                171,635
       50,808  Swift Energy Co. (a)                  108,221
        8,871  Tesoro Corp.                          725,027
       16,655  Valero Energy Corp.                   880,716
       12,014  Western Refining, Inc.                446,080
        4,836  World Fuel Services Corp.             236,819
       39,029  WPX Energy, Inc. (a)                  416,049
                                              --------------
                                                  22,722,644
                                              --------------
               PAPER & FOREST PRODUCTS -- 0.4%
       14,107  Domtar Corp.                          540,298
        8,047  P.H. Glatfelter Co.                   184,035
        2,432  Schweitzer-Mauduit
                  International, Inc.                 94,508
                                              --------------
                                                     818,841
                                              --------------
               PERSONAL PRODUCTS -- 0.1%
        3,067  Medifast, Inc. (a)                     97,193
                                              --------------
               PHARMACEUTICALS -- 0.5%
        4,730  Johnson & Johnson                     473,662
       15,879  Pfizer, Inc.                          496,219
                                              --------------
                                                     969,881
                                              --------------
               PROFESSIONAL SERVICES -- 0.8%
        8,714  CDI Corp.                             148,051
        1,329  Dun & Bradstreet (The) Corp.          152,981
        2,854  FTI Consulting, Inc. (a)              116,072
        6,045  Kelly Services, Inc., Class A         102,161
        5,366  Korn/Ferry International (a)          152,931
        6,658  Manpowergroup, Inc.                   485,235
        3,066  Resources Connection, Inc.             51,202
          974  Towers Watson & Co., Class A          115,419
        6,936  TrueBlue, Inc. (a)                    153,008
                                              --------------
                                                   1,477,060
                                              --------------
               REAL ESTATE INVESTMENT TRUSTS
                  -- 0.6%
       16,757  Capstead Mortgage Corp.               201,419
        6,245  Corrections Corp. of America          245,553
          875  EPR Properties                         56,928
        2,770  Getty Realty Corp.                     51,328
        2,633  Potlatch Corp.                        104,951
        3,945  Rayonier, Inc.                        115,786
        2,970  Taubman Centers, Inc.                 243,392
        6,402  WP GLIMCHER, Inc.                     113,187
                                              --------------
                                                   1,132,544
                                              --------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT -- 0.1%
       16,702  Forestar Group, Inc. (a)              221,636
                                              --------------
               ROAD & RAIL -- 0.9%
        9,069  Celadon Group, Inc.                   216,114
        6,724  Con-way, Inc.                         275,482

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               ROAD & RAIL (CONTINUED)
        2,524  Genesee & Wyoming, Inc.,
                  Class A (a)                 $      208,104
        4,513  Norfolk Southern Corp.                460,191
        6,609  Roadrunner Transportation
                  Systems, Inc. (a)                  134,295
        5,327  Ryder System, Inc.                    441,022
                                              --------------
                                                   1,735,208
                                              --------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 1.6%
       10,853  Advanced Energy Industries,
                  Inc. (a)                           260,472
        1,066  Cabot Microelectronics
                  Corp. (a)                           52,671
        2,140  Cirrus Logic, Inc. (a)                 56,710
        7,044  Cree, Inc. (a)                        249,076
        7,464  Diodes, Inc. (a)                      197,274
       18,486  First Solar, Inc. (a)                 782,328
        2,286  KLA-Tencor Corp.                      140,520
       14,230  Kulicke & Soffa Industries,
                  Inc. (a)                           215,869
        3,564  Microchip Technology, Inc.            160,736
          975  Power Integrations, Inc.               50,290
       22,936  Teradyne, Inc.                        415,142
        7,617  Xilinx, Inc.                          293,826
                                              --------------
                                                   2,874,914
                                              --------------
               SOFTWARE -- 1.2%
       21,659  CA, Inc.                              656,268
       15,139  Ebix, Inc.                            345,926
       15,087  Mentor Graphics Corp.                 347,152
        7,333  Oracle Corp.                          307,179
       12,854  Symantec Corp.                        318,393
        5,221  Synopsys, Inc. (a)                    224,451
                                              --------------
                                                   2,199,369
                                              --------------
               SPECIALTY RETAIL -- 5.2%
       14,848  Aaron's, Inc.                         470,088
       15,849  Abercrombie & Fitch Co.,
                  Class A                            404,466
        9,065  ANN, Inc. (a)                         300,051
       45,174  Ascena Retail Group, Inc. (a)         522,211
        2,172  Barnes & Noble, Inc. (a)               51,020
        8,659  Bed Bath & Beyond, Inc. (a)           647,433
       16,920  Best Buy Co., Inc.                    595,584
       14,065  Big 5 Sporting Goods Corp.            167,514
        1,959  Buckle (The), Inc.                     99,498
        2,091  Cabela's, Inc. (a)                    114,900
       20,401  Chico's FAS, Inc.                     340,289
        2,708  Children's Place (The), Inc.          162,345
       45,046  Christopher & Banks Corp. (a)         234,690
        6,661  Dick's Sporting Goods, Inc.           344,041
       10,581  Finish Line (The), Inc.,
                  Class A                            249,712
       24,391  GameStop Corp., Class A               859,783
       15,662  Gap (The), Inc.                       645,118
        2,014  Genesco, Inc. (a)                     143,900
       26,916  Guess?, Inc.                          505,482
       11,686  Haverty Furniture Cos., Inc.          285,489
        2,124  Hibbett Sports, Inc. (a)               99,913


                        See Notes to Financial Statements                Page 65

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SPECIALTY RETAIL (CONTINUED)
        2,133  Kirkland's, Inc. (a)           $       49,635
        1,601  Murphy USA, Inc. (a)                  111,766
       15,716  Pep Boys-Manny, Moe & Jack
                  (The) (a)                          132,486
       12,497  Rent-A-Center, Inc.                   428,397
        5,707  Sonic Automotive, Inc.,
                  Class A                            140,563
        7,455  Stage Stores, Inc.                    149,100
       36,397  Staples, Inc.                         620,569
        3,450  Stein Mart, Inc.                       47,472
       18,774  Urban Outfitters, Inc. (a)            654,462
        1,038  Vitamin Shoppe, Inc. (a)               43,876
                                              --------------
                                                   9,621,853
                                              --------------
               TECHNOLOGY HARDWARE, STORAGE &
                  PERIPHERALS -- 0.9%
        5,405  EMC Corp.                             140,152
       16,435  Hewlett-Packard Co.                   593,796
       13,748  Lexmark International, Inc.,
                  Class A                            548,683
       11,349  NCR Corp. (a)                         288,265
        3,878  NetApp, Inc.                          146,588
                                              --------------
                                                   1,717,484
                                              --------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 0.8%
       17,559  Coach, Inc.                           653,019
        2,978  Fossil Group, Inc. (a)                291,249
        9,066  Movado Group, Inc.                    217,856
        1,864  Oxford Industries, Inc.               104,272
        3,232  Steven Madden Ltd. (a)                110,987
                                              --------------
                                                   1,377,383
                                              --------------
               THRIFTS & MORTGAGE FINANCE
                  -- 0.4%
        8,251  Astoria Financial Corp.               100,910
        5,028  Brookline Bancorp, Inc.                48,269
        3,098  Dime Community Bancshares,
                  Inc.                                45,726
        6,890  New York Community Bancorp,
                  Inc.                               106,450
        4,025  Northwest Bancshares, Inc.             47,495
        3,275  Oritani Financial Corp.                46,210
        5,697  Provident Financial Services,
                  Inc.                                98,900
       10,246  Washington Federal, Inc.              203,486
                                              --------------
                                                     697,446
                                              --------------
               TOBACCO -- 0.1%
        5,848  Universal Corp.                       234,856
                                              --------------
               TRADING COMPANIES & DISTRIBUTORS
                  -- 0.7%
        3,385  Applied Industrial Technologies,
                  Inc.                               136,856
        4,072  DXP Enterprises, Inc. (a)             167,033
        5,747  GATX Corp.                            328,441
        3,850  Kaman Corp.                           146,377
        1,357  MSC Industrial Direct Co., Inc.,
                  Class A                            101,870

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               TRADING COMPANIES & DISTRIBUTORS
                  (CONTINUED)
        8,821  NOW, Inc. (a)                  $      220,084
          631  W.W. Grainger, Inc.                   148,815
                                              --------------
                                                   1,249,476
                                              --------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.4%
       14,816  Spok Holdings, Inc.                   253,650
       17,976  Telephone & Data Systems, Inc.        417,942
                                              --------------
                                                     671,592
                                              --------------

               TOTAL INVESTMENTS -- 100.1%       183,743,761
               (Cost $186,398,485) (b)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.1)%             (125,008)
                                              --------------
               NET ASSETS -- 100.0%           $  183,618,753
                                              ==============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $9,942,412 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $12,597,136.


Page 66                 See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2015 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2      LEVEL 3
--------------------------------------------------------------
Common Stocks*        $ 183,743,761     $      --    $      --
                      ========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2015.


                        See Notes to Financial Statements                Page 67

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 1.7%
          692  Curtiss-Wright Corp.           $       46,039
        4,002  GenCorp, Inc. (a)                      67,234
        1,478  General Dynamics Corp.                196,884
        2,004  Huntington Ingalls Industries,
                  Inc.                               233,666
          704  Lockheed Martin Corp.                 132,612
        1,606  Rockwell Collins, Inc.                137,506
        4,728  TASER International, Inc. (a)         127,703
        6,442  Textron, Inc.                         274,172
                                              --------------
                                                   1,215,816
                                              --------------
               AIR FREIGHT & LOGISTICS -- 0.7%
        4,528  C.H. Robinson Worldwide, Inc.         322,484
        1,479  Expeditors International of
                  Washington, Inc.                    64,603
          969  Forward Air Corp.                      43,508
          594  United Parcel Service, Inc.,
                  Class B                             58,711
                                              --------------
                                                     489,306
                                              --------------
               AIRLINES -- 2.0%
        4,903  Alaska Air Group, Inc.                332,767
          650  Allegiant Travel Co.                  117,825
        6,894  Delta Air Lines, Inc.                 326,155
       18,473  JetBlue Airways Corp. (a)             310,162
        8,013  Southwest Airlines Co.                362,027
                                              --------------
                                                   1,448,936
                                              --------------
               AUTO COMPONENTS -- 0.3%
       12,475  Gentex Corp.                          208,208
                                              --------------
               BANKS -- 0.7%
        1,932  Bank of the Ozarks, Inc.               62,655
        1,231  Cardinal Financial Corp.               21,924
          884  Columbia Banking System, Inc.          22,480
        2,911  East West Bancorp, Inc.               105,320
          570  Independent Bank Corp.                 21,563
        1,486  MB Financial, Inc.                     42,217
        1,239  PacWest Bancorp                        52,974
          731  PrivateBancorp, Inc.                   22,179
          447  Signature Bank (a)                     52,357
          601  Simmons First National Corp.,
                  Class A                             22,489
        1,956  United Bankshares, Inc.                66,132
                                              --------------
                                                     492,290
                                              --------------
               BEVERAGES -- 1.4%
          337  Boston Beer (The) Co., Inc.,
                  Class A (a)                        105,993
        2,763  Constellation Brands, Inc.,
                  Class A (a)                        305,173
        2,838  Dr Pepper Snapple Group, Inc.         219,292
        3,130  Monster Beverage Corp. (a)            366,054
                                              --------------
                                                     996,512
                                              --------------
               BIOTECHNOLOGY -- 2.3%
        2,390  Acorda Therapeutics, Inc. (a)          99,304
        1,466  Alexion Pharmaceuticals,
                  Inc. (a)                           268,630
        1,703  Amgen, Inc.                           259,299

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               BIOTECHNOLOGY (CONTINUED)
          194  Biogen Idec, Inc. (a)          $       75,497
        2,425  Celgene Corp. (a)                     288,963
        4,598  Emergent Biosolutions, Inc. (a)       128,882
          700  Gilead Sciences, Inc. (a)              73,381
          827  Regeneron Pharmaceuticals,
                  Inc. (a)                           344,578
          870  United Therapeutics Corp. (a)         122,783
                                              --------------
                                                   1,661,317
                                              --------------
               BUILDING PRODUCTS -- 1.1%
        3,116  A.O. Smith Corp.                      185,122
        1,090  AAON, Inc.                             23,773
        1,190  Allegion PLC                           64,272
        1,811  American Woodmark Corp. (a)            74,486
        1,729  Apogee Enterprises, Inc.               74,797
        2,489  Fortune Brands Home &
                  Security, Inc.                     111,482
        1,849  Lennox International, Inc.            181,775
        5,071  PGT, Inc. (a)                          43,560
                                              --------------
                                                     759,267
                                              --------------
               CAPITAL MARKETS -- 1.3%
        1,026  Ameriprise Financial, Inc.            128,188
          185  BlackRock, Inc.                        62,994
        2,186  Charles Schwab (The) Corp.             56,792
        2,721  E*TRADE Financial Corp. (a)            62,719
        2,039  HFF, Inc., Class A                     69,265
       10,898  Janus Capital Group, Inc.             191,151
        1,236  Legg Mason, Inc.                       68,524
        2,155  Piper Jaffray Cos. (a)                110,013
        1,967  Raymond James Financial, Inc.         103,504
        2,814  SEI Investments Co.                   113,038
                                              --------------
                                                     966,188
                                              --------------
               CHEMICALS -- 2.6%
          940  Air Products & Chemicals, Inc.        136,873
          941  Ashland, Inc.                         111,527
        1,465  Balchem Corp.                          77,601
        3,245  Minerals Technologies, Inc.           211,996
        1,486  PolyOne Corp.                          52,887
        1,174  PPG Industries, Inc.                  261,661
        1,061  Quaker Chemical Corp.                  83,734
        2,222  RPM International, Inc.               106,345
          904  Scotts Miracle-Gro (The) Co.,
                  Class A                             57,341
        1,867  Sensient Technologies Corp.           113,887
        1,289  Sherwin-Williams (The) Co.            349,667
          481  Sigma-Aldrich Corp.                    66,147
        2,606  Valspar (The) Corp.                   217,419
                                              --------------
                                                   1,847,085
                                              --------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 1.7%
        3,458  Cintas Corp.                          272,145
        1,810  Deluxe Corp.                          117,523
        1,378  G&K Services, Inc., Class A            96,598
          789  Healthcare Services Group, Inc.        24,861
        5,738  HNI Corp.                             282,597
        1,505  Matthews International Corp.,
                  Class A                             69,727


Page 68                 See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               COMMERCIAL SERVICES & SUPPLIES
                  (CONTINUED)
        1,702  Rollins, Inc.                  $       56,251
        1,035  Stericycle, Inc. (a)                  135,885
        2,643  Waste Management, Inc.                135,929
                                              --------------
                                                   1,191,516
                                              --------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.1%
        5,823  ARRIS Group, Inc. (a)                 152,679
        3,572  Bel Fuse, Inc., Class B                84,014
        2,079  F5 Networks, Inc. (a)                 232,058
        5,538  InterDigital, Inc.                    276,789
          387  ViaSat, Inc. (a)                       21,757
                                              --------------
                                                     767,297
                                              --------------
               CONSTRUCTION & ENGINEERING
                 -- 0.1%
        2,087  Dycom Industries, Inc. (a)             64,300
                                              --------------
               CONSTRUCTION MATERIALS -- 0.2%
        6,515  Headwaters, Inc. (a)                   91,731
        1,004  Vulcan Materials Co.                   70,792
                                              --------------
                                                     162,523
                                              --------------
               CONSUMER FINANCE -- 0.1%
        3,054  Navient Corp.                          60,286
          421  PRA Group, Inc. (a)                    20,848
                                              --------------
                                                      81,134
                                              --------------
               CONTAINERS & PACKAGING -- 1.0%
        1,990  Ball Corp.                            126,027
        3,754  Packaging Corp. of America            284,741
        7,992  Sealed Air Corp.                      323,676
                                              --------------
                                                     734,444
                                              --------------
               DISTRIBUTORS -- 0.6%
        3,182  Genuine Parts Co.                     295,735
        2,004  LKQ Corp. (a)                          51,723
        1,155  Pool Corp.                             71,853
                                              --------------
                                                     419,311
                                              --------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.4%
          952  Capella Education Co.                  64,726
        7,744  Service Corp. International           175,247
          986  Strayer Education, Inc. (a)            66,062
                                              --------------
                                                     306,035
                                              --------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.4%
        1,777  CBOE Holdings, Inc.                   114,563
          619  Intercontinental Exchange, Inc.       127,347
          681  MarketAxess Holdings, Inc.             51,736
                                              --------------
                                                     293,646
                                              --------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.6%
        5,331  8x8, Inc. (a)                          41,102
        1,755  Consolidated Communications
                  Holdings, Inc.                      40,856

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES (CONTINUED)
        9,106  General Communication, Inc.,
                  Class A (a)                 $      133,676
        4,120  Level 3 Communications,
                  Inc. (a)                           204,929
                                              --------------
                                                     420,563
                                              --------------
               ELECTRIC UTILITIES -- 0.9%
        4,143  Edison International                  282,345
        3,405  IDACORP, Inc.                         231,234
        1,276  NextEra Energy, Inc.                  139,390
                                              --------------
                                                     652,969
                                              --------------
               ELECTRICAL EQUIPMENT -- 0.4%
        1,255  Acuity Brands, Inc.                   188,112
          520  AZZ, Inc.                              21,939
        6,053  Vicor Corp. (a)                        65,191
                                              --------------
                                                     275,242
                                              --------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 1.2%
        3,781  Amphenol Corp., Class A               203,077
          823  Badger Meter, Inc.                     49,265
        2,231  Belden, Inc.                          185,039
        4,072  DTS, Inc. (a)                         112,876
        1,169  FARO Technologies, Inc. (a)            64,704
          669  Methode Electronics, Inc.              24,198
        1,035  OSI Systems, Inc. (a)                  72,429
        1,537  Rogers Corp. (a)                      113,523
          728  Zebra Technologies Corp.,
                  Class A (a)                         60,759
                                              --------------
                                                     885,870
                                              --------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.1%
          689  Dresser-Rand Group, Inc. (a)           55,175
                                              --------------
               FOOD & STAPLES RETAILING -- 1.3%
        3,521  CVS Health Corp.                      345,622
        5,281  Kroger (The) Co.                      364,653
       23,234  SUPERVALU, Inc. (a)                   226,299
                                              --------------
                                                     936,574
                                              --------------
               FOOD PRODUCTS -- 1.9%
        2,647  Calavo Growers, Inc.                  106,171
          626  Cal-Maine Foods, Inc.                  21,941
        3,739  ConAgra Foods, Inc.                   132,473
        5,026  Hain Celestial Group (The),
                  Inc. (a)                           265,222
        1,267  Hormel Foods Corp.                     64,896
          449  J&J Snack Foods Corp.                  44,056
          498  Keurig Green Mountain, Inc.            61,035
        4,196  Post Holdings, Inc. (a)               198,261
        1,598  Snyder's-Lance, Inc.                   46,486
        2,635  TreeHouse Foods, Inc. (a)             238,994
        5,024  WhiteWave Foods (The) Co. (a)         165,641
                                              --------------
                                                   1,345,176
                                              --------------
               GAS UTILITIES -- 0.6%
        2,046  New Jersey Resources Corp.            130,698
        1,239  Piedmont Natural Gas Co., Inc.         49,424


                        See Notes to Financial Statements                Page 69

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               GAS UTILITIES (CONTINUED)
        7,714  UGI Corp.                      $      285,341
                                              --------------
                                                     465,463
                                              --------------
               HEALTH CARE EQUIPMENT & SUPPLIES
                  -- 4.8%
          430  Abaxis, Inc.                           26,436
        3,290  ABIOMED, Inc. (a)                     170,225
        1,949  Becton, Dickinson and Co.             269,118
        1,221  C. R. Bard, Inc.                      208,828
        2,258  Cantel Medical Corp.                   91,607
        5,714  CareFusion Corp. (a)                  338,840
          543  CONMED Corp.                           25,868
          695  Cooper (The) Cos., Inc.               109,567
        4,566  Cynosure, Inc., Class A (a)           137,984
        1,239  DENTSPLY International, Inc.           61,981
        2,662  Edwards Lifesciences Corp. (a)        333,682
        1,235  Hill-Rom Holdings, Inc.                58,984
          596  ICU Medical, Inc. (a)                  49,814
        1,520  IDEXX Laboratories, Inc. (a)          240,798
          900  Integra LifeSciences Holdings
                  Corp. (a)                           50,148
          125  Intuitive Surgical, Inc. (a)           61,810
          927  Masimo Corp. (a)                       23,657
        1,879  Medtronic PLC                         134,161
        2,032  Natus Medical, Inc. (a)                76,403
        1,477  Neogen Corp. (a)                       68,090
        2,655  NuVasive, Inc. (a)                    122,980
        1,005  ResMed, Inc.                           62,782
          645  Sirona Dental Systems, Inc. (a)        58,192
        4,518  STERIS Corp.                          294,664
        2,157  Stryker Corp.                         196,395
          981  Teleflex, Inc.                        107,478
          917  West Pharmaceutical Services,
                  Inc.                                45,217
                                              --------------
                                                   3,425,709
                                              --------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 7.9%
        3,817  Aetna, Inc.                           350,477
        4,266  Amedisys, Inc. (a)                    120,216
        3,761  AmerisourceBergen Corp.               357,483
        6,388  AMN Healthcare Services,
                  Inc. (a)                           120,222
        1,338  AmSurg Corp. (a)                       73,831
        3,040  Bio-Reference Laboratories,
                  Inc. (a)                           101,931
        2,821  Centene Corp. (a)                     307,940
          231  Chemed Corp.                           23,363
        2,636  Cigna Corp.                           281,604
       10,032  Cross Country Healthcare,
                  Inc. (a)                           102,627
        2,686  DaVita HealthCare Partners,
                  Inc. (a)                           201,611
        2,821  Ensign Group (The), Inc.              117,072
        3,010  ExamWorks Group, Inc. (a)             111,250
        3,204  Express Scripts Holding Co. (a)       258,595
        6,572  Gentiva Health Services,
                  Inc. (a)                           127,628

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               HEALTH CARE PROVIDERS & SERVICES
                  (CONTINUED)
        1,655  Henry Schein, Inc. (a)         $      228,506
        4,074  LifePoint Hospitals, Inc. (a)         265,788
        1,634  McKesson Corp.                        347,470
        3,409  MEDNAX, Inc. (a)                      231,437
        2,339  Molina Healthcare, Inc. (a)           119,078
          575  MWI Veterinary Supply, Inc. (a)       109,060
        3,090  Omnicare, Inc.                        231,688
        7,050  Patterson Cos., Inc.                  353,135
        1,340  Providence Service (The)
                  Corp. (a)                           52,260
        4,015  Tenet Healthcare Corp. (a)            169,754
        3,354  UnitedHealth Group, Inc.              356,363
        2,438  Universal Health Services,
                  Inc., Class B                      249,968
        6,007  VCA, Inc. (a)                         312,965
                                              --------------
                                                   5,683,322
                                              --------------
               HEALTH CARE TECHNOLOGY -- 0.5%
        3,147  Cerner Corp. (a)                      208,803
        1,656  HealthStream, Inc. (a)                 46,799
        2,949  Omnicell, Inc. (a)                     93,867
                                              --------------
                                                     349,469
                                              --------------
               HOTELS, RESTAURANTS & LEISURE
                 -- 3.9%
        2,494  BJ's Restaurants, Inc. (a)            110,459
        3,840  Brinker International, Inc.           224,371
          541  Buffalo Wild Wings, Inc. (a)           96,471
        1,120  Cheesecake Factory (The), Inc.         58,811
          297  Chipotle Mexican Grill,
                  Inc. (a)                           210,823
          889  Cracker Barrel Old Country
                  Store, Inc.                        119,579
          707  DineEquity, Inc.                       75,472
        3,111  Domino's Pizza, Inc.                  308,145
          916  Jack in the Box, Inc.                  77,668
        3,477  Marriott International, Inc.,
                  Class A                            259,037
        1,310  Marriott Vacations Worldwide
                  Corp.                              100,215
          645  Panera Bread Co., Class A (a)         110,850
        2,244  Papa John's International, Inc.       142,404
        1,097  Pinnacle Entertainment,
                  Inc. (a)                            23,202
        4,114  Royal Caribbean Cruises Ltd.          310,813
        4,883  Ruth's Hospitality Group, Inc.         70,901
        7,672  Scientific Games Corp.,
                  Class A (a)                         90,606
        2,690  Sonic Corp.                            81,426
          804  Starbucks Corp.                        70,374
        3,709  Texas Roadhouse, Inc.                 124,585
        1,582  Wyndham Worldwide Corp.               132,556
                                              --------------
                                                   2,798,768
                                              --------------
               HOUSEHOLD DURABLES -- 3.5%
       10,727  D.R. Horton, Inc.                     263,026
        2,542  Harman International
                  Industries, Inc.                   329,519
        1,126  Helen of Troy Ltd. (a)                 84,698
        6,119  Jarden Corp. (a)                      293,834


Page 70                 See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HOUSEHOLD DURABLES (CONTINUED)
        7,958  Leggett & Platt, Inc.          $      339,250
        6,054  Lennar Corp., Class A                 271,885
        1,746  Mohawk Industries, Inc. (a)           288,160
        5,342  Newell Rubbermaid, Inc.               196,960
          177  NVR, Inc. (a)                         221,999
        1,266  Ryland Group (The), Inc.               50,830
        1,644  Toll Brothers, Inc. (a)                56,915
        1,925  Universal Electronics, Inc. (a)       122,699
                                              --------------
                                                   2,519,775
                                              --------------
               HOUSEHOLD PRODUCTS -- 0.2%
          715  Church & Dwight Co., Inc.              57,858
          633  Clorox (The) Co.                       67,547
          574  WD-40 Co.                              47,103
                                              --------------
                                                     172,508
                                              --------------
               INDUSTRIAL CONGLOMERATES -- 0.3%
          825  3M Co.                                133,898
          422  Roper Industries, Inc.                 65,131
                                              --------------
                                                     199,029
                                              --------------
               INSURANCE -- 1.4%
        4,827  Allstate (The) Corp.                  336,876
        4,289  American Equity Investment
                  Life Holding Co.                   109,412
        1,197  Arthur J. Gallagher & Co.              53,183
        1,129  HCI Group, Inc.                        52,171
        2,370  Marsh & McLennan Cos., Inc.           127,435
        3,240  Primerica, Inc.                       160,834
          494  RLI Corp.                              23,174
        6,123  Universal Insurance Holdings,
                  Inc.                               142,237
                                              --------------
                                                   1,005,322
                                              --------------
               INTERNET & CATALOG RETAIL -- 0.8%
        2,034  Blue Nile, Inc. (a)                    63,217
        1,589  Expedia, Inc.                         136,543
          701  FTD Cos., Inc. (a)                     24,009
        3,855  HSN, Inc.                             298,531
        4,995  Nutrisystem, Inc.                      89,011
                                              --------------
                                                     611,311
                                              --------------
               INTERNET SOFTWARE & SERVICES
                  -- 1.8%
        1,048  Akamai Technologies, Inc. (a)          60,946
        2,103  comScore, Inc. (a)                     87,401
       12,508  Dice Holdings, Inc. (a)               103,441
        3,949  Digital River, Inc. (a)               100,818
          249  Equinix, Inc.                          53,998
        1,739  Facebook, Inc., Class A (a)           132,007
        1,575  j2 Global, Inc.                        90,468
        1,732  LivePerson, Inc. (a)                   18,532
          990  LogMeIn, Inc. (a)                      47,075
        4,022  QuinStreet, Inc. (a)                   20,593
        6,259  Rackspace Hosting, Inc. (a)           281,405
        2,035  Stamps.com, Inc. (a)                   92,735
        5,363  XO Group, Inc. (a)                     88,168
        2,685  Yahoo!, Inc. (a)                      118,113
                                              --------------
                                                   1,295,700
                                              --------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               IT SERVICES -- 2.9%
        1,519  Accenture PLC, Class A         $      127,642
          474  Alliance Data Systems
                  Corp. (a)                          136,905
        2,440  Broadridge Financial Solutions,
                  Inc.                               117,096
          633  Cardtronics, Inc. (a)                  21,275
        2,576  Cognizant Technology Solutions
                  Corp., Class A (a)                 139,439
        2,181  Fidelity National Information
                  Services, Inc.                     136,160
        1,911  Fiserv, Inc. (a)                      138,605
        2,088  Gartner, Inc. (a)                     175,851
        2,792  Global Payments, Inc.                 243,769
        1,810  Heartland Payment Systems,
                  Inc.                                90,084
          618  iGATE Corp. (a)                        21,877
        1,574  MasterCard, Inc., Class A             129,115
        2,283  MAXIMUS, Inc.                         127,209
        3,994  Total System Services, Inc.           141,268
        3,029  VeriFone Systems, Inc. (a)             95,080
        1,758  Virtusa Corp. (a)                      65,855
          776  Visa, Inc., Class A                   197,810
                                              --------------
                                                   2,105,040
                                              --------------
               LEISURE PRODUCTS -- 0.5%
        4,397  Brunswick Corp.                       238,669
          745  Polaris Industries, Inc.              107,720
                                              --------------
                                                     346,389
                                              --------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 1.2%
        7,421  Affymetrix, Inc. (a)                   81,928
        3,388  Cambrex Corp. (a)                      75,993
        1,771  Charles River Laboratories
                  International, Inc. (a)            122,819
        2,170  Covance, Inc. (a)                     230,476
          581  Mettler-Toledo International,
                  Inc. (a)                           176,595
          439  PAREXEL International
                  Corp. (a)                           26,761
          527  Thermo Fisher Scientific, Inc.         65,985
          585  Waters Corp. (a)                       69,644
                                              --------------
                                                     850,201
                                              --------------
               MACHINERY -- 1.7%
          845  CLARCOR, Inc.                          52,838
        1,415  Hillenbrand, Inc.                      44,445
          697  Illinois Tool Works, Inc.              64,884
        1,486  John Bean Technologies Corp.           44,862
        3,815  Lydall, Inc. (a)                      105,103
        2,861  Mueller Industries, Inc.               89,807
        3,989  PACCAR, Inc.                          239,779
        2,010  Pall Corp.                            194,487
        1,984  Snap-on, Inc.                         263,297
        1,297  Wabtec Corp.                          108,235
                                              --------------
                                                   1,207,737
                                              --------------
               MARINE -- 0.2%
        3,627  Matson, Inc.                          126,038
                                              --------------


                        See Notes to Financial Statements                Page 71

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MEDIA -- 1.5%
          884  AMC Networks, Inc.,
                  Class A (a)                 $       58,963
          761  DIRECTV (a)                            64,898
        1,092  E.W. Scripps (The) Co.,
                  Class A (a)                         21,545
        9,796  Interpublic Group of Cos.
                  (The), Inc.                        195,332
        8,632  Live Nation Entertainment,
                  Inc. (a)                           205,183
        1,751  Omnicom Group, Inc.                   127,473
        2,382  Time Warner, Inc.                     185,629
        3,532  Twenty-First Century Fox, Inc.,
                  Class A                            117,121
        1,440  Walt Disney (The) Co.                 130,982
                                              --------------
                                                   1,107,126
                                              --------------
               METALS & MINING -- 0.1%
        4,002  Century Aluminum Co. (a)               92,486
                                              --------------
               MULTILINE RETAIL -- 2.0%
        4,796  Dollar General Corp. (a)              321,620
        4,818  Dollar Tree, Inc. (a)                 342,560
        2,569  Family Dollar Stores, Inc.            195,501
        3,094  Macy's, Inc.                          197,645
        4,271  Nordstrom, Inc.                       325,450
        3,375  Tuesday Morning Corp. (a)              59,737
                                              --------------
                                                   1,442,513
                                              --------------
               MULTI-UTILITIES -- 1.6%
        4,356  Integrys Energy Group, Inc.           353,271
        4,796  NiSource, Inc.                        207,475
        1,726  NorthWestern Corp.                     99,694
        4,875  Vectren Corp.                         233,610
        5,144  Wisconsin Energy Corp.                286,881
                                              --------------
                                                   1,180,931
                                              --------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 0.4%
        6,412  Kinder Morgan, Inc.                   263,212
        1,947  Synergy Resources Corp. (a)            23,812
                                              --------------
                                                     287,024
                                              --------------
               PAPER & FOREST PRODUCTS -- 0.6%
        3,370  Boise Cascade Co. (a)                 136,283
        1,425  Clearwater Paper Corp. (a)            105,478
          357  Deltic Timber Corp.                    22,312
          833  KapStone Paper & Packaging
                  Corp.                               24,882
        1,620  Neenah Paper, Inc.                     92,956
        2,147  Wausau Paper Corp.                     21,814
                                              --------------
                                                     403,725
                                              --------------
               PHARMACEUTICALS -- 3.1%
        2,073  AbbVie, Inc.                          125,106
        1,054  Actavis PLC (a)                       280,933
        1,349  Akorn, Inc. (a)                        57,440
        1,595  Allergan, Inc.                        349,720
        1,118  Bristol-Myers Squibb Co.               67,382
        4,547  Depomed, Inc. (a)                      83,074

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               PHARMACEUTICALS (CONTINUED)
        5,536  Hospira, Inc. (a)              $      351,148
        1,541  Impax Laboratories, Inc. (a)           56,508
        2,739  Mallinckrodt PLC (a)                  290,307
        4,812  Mylan, Inc. (a)                       255,758
          811  Perrigo Co. PLC                       123,061
        4,728  Zoetis, Inc.                          202,027
                                              --------------
                                                   2,242,464
                                              --------------
               PROFESSIONAL SERVICES -- 0.8%
          777  Corporate Executive Board
                  (The) Co.                           53,240
          816  Equifax, Inc.                          68,919
          296  Exponent, Inc.                         23,722
        1,471  On Assignment, Inc. (a)                51,676
        5,808  Robert Half International, Inc.       337,213
        1,134  WageWorks, Inc. (a)                    62,415
                                              --------------
                                                     597,185
                                              --------------
               REAL ESTATE INVESTMENT TRUSTS
                  -- 10.0%
        2,287  Acadia Realty Trust                    82,767
          785  Agree Realty Corp.                     27,193
        2,540  Alexandria Real Estate
                  Equities, Inc.                     247,701
          613  American Assets Trust, Inc.            27,205
        4,250  American Campus
                  Communities, Inc.                  186,830
        1,372  American Tower Corp.                  133,016
        5,477  Apartment Investment &
                  Management Co., Class A            218,313
        4,208  Associated Estates Realty Corp.       104,821
        1,660  AvalonBay Communities, Inc.           287,163
        2,832  Aviv REIT, Inc.                       111,383
        1,054  Boston Properties, Inc.               146,295
        6,653  Cedar Realty Trust, Inc.               52,958
        2,625  Chesapeake Lodging Trust               96,390
        1,876  CoreSite Realty Corp.                  82,188
        1,642  DiamondRock Hospitality Co.            23,858
        8,702  Duke Realty Corp.                     189,965
        2,002  Education Realty Trust, Inc.           69,269
        2,222  Equity One, Inc.                       60,527
        3,776  Equity Residential                    293,055
        1,313  Essex Property Trust, Inc.            296,804
        3,843  Extra Space Storage, Inc.             253,638
          422  Federal Realty Investment
                  Trust                               60,671
        7,233  General Growth Properties, Inc.       218,292
        1,210  Geo Group (The) Inc.                   52,659
        1,499  HCP, Inc.                              70,888
        4,481  Health Care REIT, Inc.                367,218
        1,787  Healthcare Realty Trust, Inc.          53,771
        2,545  Highwoods Properties, Inc.            119,615
        3,635  Hospitality Properties Trust          118,465
        2,230  Inland Real Estate Corp.               25,377
        5,263  Iron Mountain, Inc.                   209,678
        2,545  Kilroy Realty Corp.                   188,712
        2,625  Kimco Realty Corp.                     72,581
        5,569  LaSalle Hotel Properties              225,322


Page 72                 See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               REAL ESTATE INVESTMENT TRUSTS
                  (CONTINUED)
        2,224  Lexington Realty Trust         $       25,376
        1,131  LTC Properties, Inc.                   53,067
        2,439  Macerich (The) Co.                    209,778
        1,772  Medical Properties Trust, Inc.         27,236
        1,509  Mid-America Apartment
                  Communities, Inc.                  119,694
        2,862  National Retail Properties,
                  Inc.                               122,608
        2,884  OMEGA Healthcare Investors,
                  Inc.                               126,492
        2,081  Pennsylvania Real Estate
                  Investment Trust                    49,798
          415  Post Properties, Inc.                  25,211
          357  Public Storage                         71,700
        3,685  Realty Income Corp.                   200,132
        2,756  Regency Centers Corp.                 188,951
        2,908  Retail Opportunity Investments
                  Corp.                               51,384
        2,412  Sabra Health Care REIT, Inc.           78,872
          854  Saul Centers, Inc.                     48,755
          362  Simon Property Group, Inc.             71,915
        1,477  SL Green Realty Corp.                 186,102
          840  Sovran Self Storage, Inc.              79,590
        1,524  Tanger Factory Outlet Centers,
                  Inc.                                59,969
        3,656  UDR, Inc.                             121,599
          507  Universal Health Realty
                  Income Trust                        27,241
        2,838  Ventas, Inc.                          226,501
          619  Vornado Realty Trust                   68,362
        1,613  Weingarten Realty Investors            60,455
        3,779  Weyerhaeuser Co.                      135,477
                                              --------------
                                                   7,210,853
                                              --------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT -- 0.8%
        9,901  CBRE Group, Inc., Class A (a)         320,199
        1,954  Jones Lang LaSalle, Inc.              287,394
                                              --------------
                                                     607,593
                                              --------------
               ROAD & RAIL -- 2.3%
        2,700  ArcBest Corp.                         100,602
        5,616  CSX Corp.                             187,013
        3,616  Heartland Express, Inc.                92,895
        2,675  J.B. Hunt Transport Services,
                  Inc.                               212,957
        2,901  Knight Transportation, Inc.            82,649
        3,107  Landstar System, Inc.                 199,096
        3,774  Old Dominion Freight Line,
                  Inc. (a)                           264,633
        1,764  Saia, Inc. (a)                         74,282
        1,708  Union Pacific Corp.                   200,195
        9,405  Werner Enterprises, Inc.              268,325
                                              --------------
                                                   1,682,647
                                              --------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 4.6%
       10,886  Applied Materials, Inc.        $      248,636
        3,371  Avago Technologies Ltd.               346,809
        3,130  Broadcom Corp., Class A               132,822
        4,038  CEVA, Inc. (a)                         73,936
       12,310  Cypress Semiconductor Corp.           181,326
        4,492  DSP Group, Inc. (a)                    49,367
       11,498  Integrated Device Technology,
                  Inc. (a)                           210,298
        3,738  Intel Corp.                           123,504
        3,419  Lam Research Corp.                    261,348
        5,048  Micrel, Inc.                           71,025
        5,811  Micron Technology, Inc. (a)           170,059
        1,721  Microsemi Corp. (a)                    47,947
        2,001  MKS Instruments, Inc.                  70,055
        1,473  Monolithic Power Systems, Inc.         69,953
       10,148  NVIDIA Corp.                          194,892
        7,213  Pericom Semiconductor
                  Corp. (a)                          105,382
        4,415  Qorvo, Inc. (a)                       326,136
        4,029  Skyworks Solutions, Inc.              334,609
        2,888  SunEdison, Inc. (a)                    54,092
        3,501  Tessera Technologies, Inc.            129,817
        2,537  Texas Instruments, Inc.               135,603
                                              --------------
                                                   3,337,616
                                              --------------
               SOFTWARE -- 3.6%
        2,793  ACI Worldwide, Inc. (a)                51,587
        1,099  Autodesk, Inc. (a)                     59,351
        1,129  Blackbaud, Inc.                        49,349
        5,940  Cadence Design Systems,
                  Inc. (a)                           106,861
        7,213  Electronic Arts, Inc. (a)             395,705
        2,859  EPIQ Systems, Inc.                     49,889
          801  FactSet Research Systems, Inc.        115,016
        2,431  Fair Isaac Corp.                      173,452
        9,556  Fortinet, Inc. (a)                    285,677
          716  Intuit, Inc.                           62,163
        2,398  Manhattan Associates, Inc. (a)        107,047
        1,421  Microsoft Corp.                        57,408
          451  MicroStrategy, Inc.,
                  Class A (a)                         72,882
        3,924  Red Hat, Inc. (a)                     250,312
        5,880  SolarWinds, Inc. (a)                  283,122
        1,167  Synchronoss Technologies,
                  Inc. (a)                            49,562
        4,467  Take-Two Interactive Software,
                  Inc. (a)                           132,759
        1,606  Tyler Technologies, Inc. (a)          170,364
        4,438  VASCO Data Security
                  International, Inc. (a)             95,417
                                              --------------
                                                   2,567,923
                                              --------------
               SPECIALTY RETAIL -- 7.0%
        1,839  Advance Auto Parts, Inc.              292,401
        4,491  AutoNation, Inc. (a)                  267,753
          438  AutoZone, Inc. (a)                    261,469
        2,278  Brown Shoe Co., Inc.                   64,672
        5,093  CarMax, Inc. (a)                      316,275


                        See Notes to Financial Statements                Page 73

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SPECIALTY RETAIL (CONTINUED)
        2,315  Cato (The) Corp., Class A      $       98,156
        3,129  Foot Locker, Inc.                     166,525
        2,924  Francesca's Holdings Corp. (a)         46,375
        1,397  Group 1 Automotive, Inc.              112,305
        2,584  Home Depot (The), Inc.                269,821
        3,918  L Brands, Inc.                        331,580
        1,127  Lithia Motors, Inc., Class A           95,457
        4,929  Lowe's Cos., Inc.                     333,989
        4,871  MarineMax, Inc. (a)                   124,259
          845  Monro Muffler Brake, Inc.              48,283
        1,760  O'Reilly Automotive, Inc. (a)         329,754
        1,298  Outerwall, Inc. (a)                    80,580
        2,503  PetSmart, Inc.                        204,508
        3,597  Ross Stores, Inc.                     329,881
        4,632  Select Comfort Corp. (a)              138,219
        2,227  Signet Jewelers Ltd.                  269,712
          618  Tiffany & Co.                          53,544
        2,967  TJX (The) Cos., Inc.                  195,644
        3,442  Tractor Supply Co.                    279,387
        2,323  Williams-Sonoma, Inc.                 181,775
        3,241  Zumiez, Inc. (a)                      120,857
                                              --------------
                                                   5,013,181
                                              --------------
               TECHNOLOGY HARDWARE, STORAGE &
                  PERIPHERALS -- 1.1%
        1,843  Apple, Inc.                           215,926
        3,060  Seagate Technology PLC                172,706
        3,590  Super Micro Computer, Inc. (a)        131,286
        2,451  Western Digital Corp.                 238,311
                                              --------------
                                                     758,229
                                              --------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 1.9%
        2,581  Carter's, Inc.                        210,326
          619  Deckers Outdoor Corp. (a)              40,885
        1,240  G-III Apparel Group Ltd. (a)          120,528
        1,575  Hanesbrands, Inc.                     175,423
        2,116  NIKE, Inc., Class B                   195,201
          733  Ralph Lauren Corp.                    122,330
        1,768  Skechers U.S.A., Inc.,
                  Class A (a)                        106,699
        2,996  Under Armour, Inc., Class A (a)       215,952
        2,716  VF Corp.                              188,409
          828  Wolverine World Wide, Inc.             23,308
                                              --------------
                                                   1,399,061
                                              --------------
               TOBACCO -- 0.1%
        1,339  Altria Group, Inc.                     71,101
                                              --------------
               TRADING COMPANIES & DISTRIBUTORS
                  -- 0.1%
        1,125  Aceto Corp.                            21,825
          647  United Rentals, Inc. (a)               53,604
                                              --------------
                                                      75,429
                                              --------------
               WATER UTILITIES -- 0.1%
        1,297  American States Water Co.              51,413
                                              --------------
               TOTAL COMMON STOCKS
                   -- 100.0%                      71,966,981
               (Cost $64,714,753)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               RIGHTS -- 0.0%
               HEALTH CARE PROVIDERS & SERVICES
                  -- 0.0%
           95  Providence Service (The) Corp.,
                  expiring 03/05/15 (a) (b)   $            0
               (Cost $0)                      --------------

               TOTAL INVESTMENTS -- 100.0%        71,966,981
               (Cost $64,714,753) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.0%                 13,240
                                              --------------
               NET ASSETS -- 100.0%           $   71,980,221
                                              ==============


(a)   Non-income producing security.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with provisions of the Investment Company Act of 1940, as amended. At January 31, 2015, securities noted as such are valued at $0, or 0.0% of net assets.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,978,531 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $726,303.


Page 74                 See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2015 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2      LEVEL 3
--------------------------------------------------------------
Common Stocks*        $ 71,966,981      $      --    $      --
Rights*                         --             --**         --
                      ----------------------------------------
Total Investments     $ 71,966,981      $      --**  $      --
                      ========================================

*  See Portfolio of Investments for industry breakout.
** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2015.


                        See Notes to Financial Statements                Page 75

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 5.3%
        7,499  B/E Aerospace, Inc. (a)        $      437,417
        5,444  Esterline Technologies
                  Corp. (a)                          610,218
       34,065  Exelis, Inc.                          582,852
       18,096  KLX, Inc. (a)                         711,354
        6,421  Orbital ATK, Inc.                     836,720
       11,105  Triumph Group, Inc.                   633,651
                                              --------------
                                                   3,812,212
                                              --------------
               AUTOMOBILES -- 0.6%
        7,787  Thor Industries, Inc.                 438,797
                                              --------------
               BANKS -- 4.2%
       16,027  Associated Banc-Corp.                 269,414
        6,442  BancorpSouth, Inc.                    127,874
        5,668  Cathay General Bancorp                135,408
       10,679  First Horizon National Corp.          138,720
       15,807  FirstMerit Corp.                      258,998
       24,157  Fulton Financial Corp.                269,350
        9,725  Hancock Holding Co.                   253,920
       16,394  International Bancshares Corp.        369,029
        5,393  Prosperity Bancshares, Inc.           246,945
       27,381  TCF Financial Corp.                   402,501
       12,167  Trustmark Corp.                       259,887
       14,936  Valley National Bancorp               135,619
        4,458  Webster Financial Corp.               136,103
                                              --------------
                                                   3,003,768
                                              --------------
               CAPITAL MARKETS -- 0.6%
        3,543  Eaton Vance Corp.                     142,606
        5,993  Waddell & Reed Financial, Inc.,
                  Class A                            267,947
                                              --------------
                                                     410,553
                                              --------------
               CHEMICALS -- 2.6%
        9,932  Albemarle Corp.                       479,318
       17,019  Cabot Corp.                           721,776
       26,226  Olin Corp.                            657,486
                                              --------------
                                                   1,858,580
                                              --------------
               COMMERCIAL SERVICES & SUPPLIES
                 -- 0.6%
        8,630  R.R. Donnelley & Sons Co.             142,136
        6,788  Waste Connections, Inc.               293,377
                                              --------------
                                                     435,513
                                              --------------
               COMMUNICATIONS EQUIPMENT
                 -- 0.3%
        5,632  Plantronics, Inc.                     258,115
                                              --------------
               CONSTRUCTION & ENGINEERING
                 -- 0.7%
       19,663  AECOM (a)                             499,833
                                              --------------
               CONTAINERS & PACKAGING -- 3.0%
        4,467  AptarGroup, Inc.                      281,912
        6,605  Bemis Co., Inc.                       292,602
        9,212  Greif, Inc., Class A                  351,898
        9,793  Rock-Tenn Co., Class A                635,566
        2,705  Silgan Holdings, Inc.                 139,064
        9,956  Sonoco Products Co.                   440,055
                                              --------------
                                                   2,141,097
                                              --------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               DIVERSIFIED CONSUMER SERVICES
                 -- 2.3%
       12,755  Apollo Education Group,
                  Inc. (a)                    $      322,191
       12,580  DeVry Education Group, Inc.           533,518
          865  Graham Holdings Co., Class B          809,052
                                              --------------
                                                   1,664,761
                                              --------------
               ELECTRIC UTILITIES -- 3.3%
        5,475  Cleco Corp.                           297,621
       21,020  Great Plains Energy, Inc.             621,562
        4,331  Hawaiian Electric Industries,
                  Inc.                               148,553
       12,262  OGE Energy Corp.                      431,377
       14,684  PNM Resources, Inc.                   447,862
       10,550  Westar Energy, Inc.                   450,696
                                              --------------
                                                   2,397,671
                                              --------------
               ELECTRICAL EQUIPMENT -- 0.8%
        2,795  Hubbell, Inc., Class B                296,382
        3,970  Regal-Beloit Corp.                    273,334
                                              --------------
                                                     569,716
                                              --------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 5.1%
       12,894  Arrow Electronics, Inc. (a)           709,686
       17,351  Avnet, Inc.                           722,149
       15,741  Ingram Micro, Inc., Class A (a)       396,358
        1,935  IPG Photonics Corp. (a)               144,428
        6,644  Jabil Circuit, Inc.                   136,933
        8,841  Keysight Technologies, Inc. (a)       295,201
        9,445  Tech Data Corp. (a)                   539,310
       52,754  Vishay Intertechnology, Inc.          718,509
                                              --------------
                                                   3,662,574
                                              --------------
               ENERGY EQUIPMENT & SERVICES
                 -- 9.7%
       26,311  Atwood Oceanics, Inc.                 751,968
       18,638  CARBO Ceramics, Inc. (b)              610,954
        7,783  Dril-Quip, Inc. (a)                   577,732
       34,399  Helix Energy Solutions Group,
                  Inc. (a)                           645,669
       10,154  Oceaneering International, Inc.       531,664
       12,212  Oil States International,
                  Inc. (a)                           501,547
       44,994  Patterson-UTI Energy, Inc.            772,097
       32,009  Rowan Cos. PLC, Class A               676,030
       29,636  Superior Energy Services, Inc.        592,720
       23,032  Tidewater, Inc.                       673,916
       21,890  Unit Corp. (a)                        651,884
                                              --------------
                                                   6,986,181
                                              --------------
               FOOD PRODUCTS -- 1.0%
       15,560  Flowers Foods, Inc.                   304,354
        5,129  Ingredion, Inc.                       413,602
                                              --------------
                                                     717,956
                                              --------------
               GAS UTILITIES -- 2.5%
        7,805  Atmos Energy Corp.                    444,183
        6,258  National Fuel Gas Co.                 396,945
       14,488  ONE Gas, Inc.                         640,225
       11,811  Questar Corp.                         306,495
                                              --------------
                                                   1,787,848
                                              --------------


Page 76                 See Notes to Financial Statements

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE EQUIPMENT & SUPPLIES
                  -- 0.4%
        6,567  Halyard Health, Inc. (a)       $      292,691
                                              --------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 0.3%
        5,537  Community Health Systems,
                  Inc. (a)                           260,627
                                              --------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 2.0%
       17,309  International Game Technology         292,868
       13,747  International Speedway Corp.,
                  Class A                            399,900
       10,547  Life Time Fitness, Inc. (a)           576,605
       16,061  Wendy's (The) Co.                     169,283
                                              --------------
                                                   1,438,656
                                              --------------
               HOUSEHOLD DURABLES -- 0.6%
       11,280  M.D.C. Holdings, Inc. (b)             282,000
        2,302  Tupperware Brands Corp.               155,638
                                              --------------
                                                     437,638
                                              --------------
               INDUSTRIAL CONGLOMERATES -- 0.2%
        1,607  Carlisle Cos., Inc.                   144,116
                                              --------------
               INSURANCE -- 9.3%
        1,611  Alleghany Corp. (a)                   712,207
        7,165  American Financial Group, Inc.        415,857
       17,054  Aspen Insurance Holdings Ltd.         738,779
        9,073  Brown & Brown, Inc.                   279,902
        4,383  Everest Re Group, Ltd.                751,158
        8,808  First American Financial Corp.        299,648
        6,100  Hanover Insurance Group
                  (The), Inc.                        420,900
       11,158  HCC Insurance Holdings, Inc.          595,168
        4,016  Kemper Corp.                          140,199
        7,678  Mercury General Corp.                 438,798
       40,818  Old Republic International
                  Corp.                              573,085
        4,965  Reinsurance Group of America,
                  Inc.                               411,152
        6,228  StanCorp Financial Group, Inc.        386,385
       11,650  W. R. Berkley Corp.                   570,733
                                              --------------
                                                   6,733,971
                                              --------------
               INTERNET SOFTWARE & SERVICES
                  -- 0.6%
        9,423  AOL, Inc. (a)                         407,545
                                              --------------
               IT SERVICES -- 2.8%
       14,658  Convergys Corp.                       280,847
        7,929  DST Systems, Inc.                     766,734
        2,334  Jack Henry & Associates, Inc.         143,238
       26,851  NeuStar, Inc., Class A (a) (b)        705,913
        2,928  Science Applications
                  International Corp.                142,828
                                              --------------
                                                   2,039,560
                                              --------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 0.2%
        1,203  Bio-Rad Laboratories, Inc.,
                  Class A (a)                        137,707
                                              --------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               MACHINERY -- 6.4%
       16,514  AGCO Corp.                     $      715,717
        2,470  Crane Co.                             150,546
        3,755  Donaldson Co., Inc.                   137,283
        1,863  IDEX Corp.                            134,788
       16,686  Kennametal, Inc.                      524,274
        2,099  Lincoln Electric Holdings, Inc.       142,543
       12,274  Oshkosh Corp.                         525,941
        8,688  SPX Corp.                             726,056
       26,773  Terex Corp.                           601,857
        6,996  Timken (The) Co.                      265,918
        3,426  Valmont Industries, Inc.              411,531
        6,065  Woodward, Inc.                        270,560
                                              --------------
                                                   4,607,014
                                              --------------
               MARINE -- 0.7%
        7,396  Kirby Corp. (a)                       536,136
                                              --------------
               MEDIA -- 0.6%
        2,448  John Wiley & Sons, Inc.,
                  Class A                            151,678
        2,669  Meredith Corp.                        138,948
        5,893  Time, Inc.                            147,561
                                              --------------
                                                     438,187
                                              --------------
               METALS & MINING -- 5.7%
        8,834  Carpenter Technology Corp.            335,162
       36,658  Commercial Metals Co.                 491,950
        5,010  Compass Minerals International,
                  Inc.                               437,874
       12,183  Reliance Steel & Aluminum Co.         638,024
       30,251  Steel Dynamics, Inc.                  515,477
       20,158  TimkenSteel Corp.                     544,266
       22,333  United States Steel Corp. (b)         545,818
       19,846  Worthington Industries, Inc.          593,991
                                              --------------
                                                   4,102,562
                                              --------------
               MULTILINE RETAIL -- 0.7%
       10,872  Big Lots, Inc.                        499,134
                                              --------------
               MULTI-UTILITIES -- 2.2%
        6,551  Alliant Energy Corp.                  449,464
        8,202  Black Hills Corp.                     411,412
       31,764  MDU Resources Group, Inc.             718,184
                                              --------------
                                                   1,579,060
                                              --------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 7.1%
      135,473  California Resources Corp. (a)        693,622
        6,823  Energen Corp.                         432,715
       14,307  Gulfport Energy Corp. (a)             550,676
       19,916  HollyFrontier Corp.                   715,383
       33,459  Rosetta Resources, Inc. (a)           571,145
       19,348  SM Energy Co.                         731,741
       15,807  Western Refining, Inc.                586,914
        6,362  World Fuel Services Corp.             311,547
       51,347  WPX Energy, Inc. (a)                  547,359
                                              --------------
                                                   5,141,102
                                              --------------
               PAPER & FOREST PRODUCTS -- 1.0%
       18,560  Domtar Corp.                          710,848
                                              --------------


                        See Notes to Financial Statements                Page 77

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               PROFESSIONAL SERVICES -- 1.3%
        3,755  FTI Consulting, Inc. (a)       $      152,716
        8,760  ManpowerGroup, Inc.                   638,429
        1,281  Towers Watson & Co., Class A          151,798
                                              --------------
                                                     942,943
                                              --------------
               REAL ESTATE INVESTMENT TRUSTS
                  -- 1.5%
        8,217  Corrections Corp. of America          323,092
        3,464  Potlatch Corp.                        138,075
        5,191  Rayonier, Inc.                        152,356
        3,907  Taubman Centers, Inc.                 320,179
        8,422  WP GLIMCHER, Inc.                     148,901
                                              --------------
                                                   1,082,603
                                              --------------
               ROAD & RAIL -- 0.9%
        8,847  Con-way, Inc.                         362,462
        3,321  Genesee & Wyoming, Inc.,
                  Class A (a)                        273,816
                                              --------------
                                                     636,278
                                              --------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 1.2%
        9,267  Cree, Inc. (a) (b)                    327,681
       30,175  Teradyne, Inc.                        546,168
                                              --------------
                                                     873,849
                                              --------------
               SOFTWARE -- 1.0%
       19,848  Mentor Graphics Corp.                 456,703
        6,869  Synopsys, Inc. (a)                    295,298
                                              --------------
                                                     752,001
                                              --------------
               SPECIALTY RETAIL -- 6.5%
       19,535  Aaron's, Inc.                         618,478
       20,851  Abercrombie & Fitch Co.,
                  Class A                            532,117
       11,926  ANN, INC. (a)                         394,751
       59,431  Ascena Retail Group, Inc. (a)         687,022
        2,751  Cabela's, Inc. (a)                    151,167
       26,840  Chico's FAS, Inc.                     447,691
        8,763  Dick's Sporting Goods, Inc.           452,609
       35,411  Guess?, Inc.                          665,019
        2,106  Murphy USA, Inc. (a)                  147,020
       16,442  Rent-A-Center, Inc.                   563,632
                                              --------------
                                                   4,659,506
                                              --------------
               TECHNOLOGY HARDWARE, STORAGE &
                  PERIPHERALS -- 1.5%
       18,087  Lexmark International, Inc.,
                  Class A                            721,852
       14,931  NCR Corp. (a)                         379,248
                                              --------------
                                                   1,101,100
                                              --------------
               THRIFTS & MORTGAGE FINANCE
                 -- 0.7%
       10,856  Astoria Financial Corp.               132,769
        9,064  New York Community Bancorp,
                  Inc.                               140,039
       13,480  Washington Federal, Inc.              267,713
                                              --------------
                                                     540,521
                                              --------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               TRADING COMPANIES & DISTRIBUTORS
                  -- 1.2%
        7,561  GATX Corp.                     $      432,111
        1,785  MSC Industrial Direct Co.,
                  Inc., Class A                      134,000
       11,605  NOW, Inc. (a) (b)                     289,545
                                              --------------
                                                     855,656
                                              --------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.8%
       23,650  Telephone & Data Systems, Inc.        549,863
                                              --------------
               TOTAL COMMON STOCKS
                  -- 100.0%                       72,146,049
               (Cost $76,821,193)             --------------

               MONEY MARKET FUNDS -- 0.7%
      488,691  Goldman Sachs Financial
                  Square Treasury Obligations
                  Fund - Institutional
                  Class - 0.01% (c) (d)              488,691
               (Cost $488,691)                --------------

  PRINCIPAL
    VALUE
-------------
               REPURCHASE AGREEMENTS -- 2.2%
$     500,362  JPMorgan Chase & Co.,
                  0.05% (c), dated 01/31/15,
                  due 02/02/15, with a
                  maturity value of $500,364.
                  Collateralized by U.S.
                  Treasury Notes, interest
                  rates of 1.375% to 1.500%,
                  due 07/31/18 to 05/31/19.
                  The value of the collateral
                  including accrued interest
                  is $513,084. (d)                   500,362
    1,070,159  RBC Capital Markets LLC,
                  0.05% (c), dated 01/31/15,
                  due 02/02/15, with a
                  maturity value of
                  $1,070,163. Collateralized
                  by U.S. Treasury Notes,
                  interest rates of 0.250%
                  to 3.125%, due 05/15/16 to
                  05/15/19. The value of the
                  collateral including
                  accrued interest is
                  $1,094,822. (d)                  1,070,159
                                              --------------
               TOTAL REPURCHASE AGREEMENTS
                  -- 2.2%                          1,570,521
               (Cost $1,570,521)              --------------

               TOTAL INVESTMENTS -- 102.9%        74,205,261
               (Cost $78,880,405) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (2.9)%           (2,108,782)
                                              --------------
               NET ASSETS -- 100.0%           $   72,096,479
                                              ==============


Page 78                 See Notes to Financial Statements

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

JANUARY 31, 2015 (UNAUDITED)

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $2,021,373 and the total value of the collateral held by the Fund is $2,059,212.

(c)   Interest rate shown reflects yield as of January 31, 2015.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,159,711 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,834,855.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2      LEVEL 3
--------------------------------------------------------------
Common Stocks*        $ 72,146,049   $        --     $      --
Money Market Funds         488,691            --            --
Repurchase Agreements           --     1,570,521            --
                      ----------------------------------------
Total Investments     $ 72,634,740   $ 1,570,521     $      --
                      ========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2015.


                        See Notes to Financial Statements                Page 79

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

JANUARY 31, 2015 (UNAUDITED)

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)               $    2,021,373
Non-cash Collateral(2)                            (2,021,373)
                                              --------------
Net Amount                                    $           --
                                              ==============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At January 31, 2015, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)               $    1,570,521
Non-cash Collateral(4)                            (1,570,521)
                                              --------------
Net Amount                                    $           --
                                              ==============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2015, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 80                 See Notes to Financial Statements

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 1.1%
        6,700  Huntington Ingalls Industries,
                  Inc.                        $      781,220
                                              --------------
               AIRLINES -- 3.0%
       16,391  Alaska Air Group, Inc.              1,112,457
       61,761  JetBlue Airways Corp. (a)           1,036,967
                                              --------------
                                                   2,149,424
                                              --------------
               AUTO COMPONENTS -- 1.0%
       41,710  Gentex Corp.                          696,140
                                              --------------
               BANKS -- 1.0%
        9,732  East West Bancorp, Inc.               352,104
        4,144  PacWest Bancorp                       177,177
        1,495  Signature Bank (a)                    175,109
                                              --------------
                                                     704,390
                                              --------------
               BIOTECHNOLOGY -- 0.6%
        2,909  United Therapeutics Corp. (a)         410,547
                                              --------------
               BUILDING PRODUCTS -- 2.2%
       10,419  A.O. Smith Corp.                      618,993
        8,322  Fortune Brands Home &
                  Security, Inc.                     372,742
        6,182  Lennox International, Inc.            607,753
                                              --------------
                                                   1,599,488
                                              --------------
               CAPITAL MARKETS -- 1.9%
       36,437  Janus Capital Group, Inc.             639,105
        6,576  Raymond James Financial, Inc.         346,029
        9,409  SEI Investments Co.                   377,960
                                              --------------
                                                   1,363,094
                                              --------------
               CHEMICALS -- 4.1%
        3,146  Ashland, Inc.                         372,864
       10,849  Minerals Technologies, Inc.           708,765
        4,969  PolyOne Corp.                         176,847
        7,429  RPM International, Inc.               355,552
        3,023  Scotts Miracle-Gro (The) Co.,
                  Class A                            191,749
        6,244  Sensient Technologies Corp.           380,884
        8,713  Valspar (The) Corp.                   726,925
                                              --------------
                                                   2,913,586
                                              --------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 2.1%
        6,052  Deluxe Corp.                          392,956
       19,184  HNI Corp.                             944,812
        5,691  Rollins, Inc.                         188,088
                                              --------------
                                                   1,525,856
                                              --------------
               COMMUNICATIONS EQUIPMENT
                  -- 2.0%
       19,467  ARRIS Group, Inc. (a)                 510,425
       18,517  InterDigital, Inc.                    925,479
                                              --------------
                                                   1,435,904
                                              --------------
               CONTAINERS & PACKAGING
                  -- 1.3%
       12,550  Packaging Corp. of America            951,918
                                              --------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               DISTRIBUTORS -- 0.2%
        6,699  LKQ Corp. (a)                  $      172,901
                                              --------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.8%
       25,891  Service Corp. International           585,913
                                              --------------
               DIVERSIFIED FINANCIAL SERVICES
                 -- 0.5%
        5,940  CBOE Holdings, Inc.                   382,952
                                              --------------
               ELECTRIC UTILITIES -- 1.1%
       11,384  IDACORP, Inc.                         773,087
                                              --------------
               ELECTRICAL EQUIPMENT -- 0.9%
        4,196  Acuity Brands, Inc.                   628,938
                                              --------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 1.1%
        7,457  Belden, Inc.                          618,484
        2,433  Zebra Technologies Corp.,
                  Class A (a)                        203,058
                                              --------------
                                                     821,542
                                              --------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.3%
        2,303  Dresser-Rand Group, Inc. (a)          184,424
                                              --------------
               FOOD & STAPLES RETAILING
                  -- 1.1%
       77,679  SUPERVALU, Inc. (a)                   756,593
                                              --------------
               FOOD PRODUCTS -- 4.1%
       16,805  Hain Celestial Group (The),
                  Inc. (a)                           886,800
       14,030  Post Holdings, Inc. (a)               662,917
        8,810  TreeHouse Foods, Inc. (a)             799,067
       16,797  WhiteWave Foods (The) Co. (a)         553,797
                                              --------------
                                                   2,902,581
                                              --------------
               GAS UTILITIES -- 1.3%
       25,791  UGI Corp.                             954,009
                                              --------------
               HEALTH CARE EQUIPMENT & SUPPLIES
                  -- 4.4%
        2,324  Cooper (The) Cos., Inc.               366,379
        4,129  Hill-Rom Holdings, Inc.               197,201
        5,082  IDEXX Laboratories, Inc. (a)          805,091
        3,360  ResMed, Inc. (b)                      209,899
        2,156  Sirona Dental Systems, Inc. (a)       194,514
       15,105  STERIS Corp.                          985,148
        3,281  Teleflex, Inc.                        359,466
                                              --------------
                                                   3,117,698
                                              --------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 7.4%
        9,432  Centene Corp. (a)                   1,029,597
        5,534  Henry Schein, Inc. (a)                764,080
       13,622  LifePoint Hospitals, Inc. (a)         888,699
       11,398  MEDNAX, Inc. (a)                      773,810
       10,332  Omnicare, Inc.                        774,693
       20,085  VCA, Inc. (a)                       1,046,429
                                              --------------
                                                   5,277,308
                                              --------------


                        See Notes to Financial Statements                Page 81

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HOTELS, RESTAURANTS & LEISURE
                  -- 3.3%
       12,838  Brinker International, Inc.    $      750,124
        3,744  Cheesecake Factory (The), Inc.        196,598
       10,402  Domino's Pizza, Inc.                1,030,318
        2,155  Panera Bread Co., Class A (a)         370,358
                                              --------------
                                                   2,347,398
                                              --------------
               HOUSEHOLD DURABLES -- 2.7%
       20,458  Jarden Corp. (a)                      982,393
          591  NVR, Inc. (a)                         741,250
        5,497  Toll Brothers, Inc. (a)               190,306
                                              --------------
                                                   1,913,949
                                              --------------
               HOUSEHOLD PRODUCTS -- 0.3%
        2,390  Church & Dwight Co., Inc.             193,399
                                              --------------
               INSURANCE -- 1.0%
        4,001  Arthur J. Gallagher & Co.             177,764
       10,832  Primerica, Inc.                       537,701
                                              --------------
                                                     715,465
                                              --------------
               INTERNET & CATALOG RETAIL -- 1.4%
       12,889  HSN, Inc.                             998,124
                                              --------------
               INTERNET SOFTWARE & SERVICES
                  -- 1.6%
          831  Equinix, Inc.                         180,211
       20,926  Rackspace Hosting, Inc. (a)           940,833
                                              --------------
                                                   1,121,044
                                              --------------
               IT SERVICES -- 2.9%
        8,158  Broadridge Financial Solutions,
                  Inc.                               391,503
        6,979  Gartner, Inc. (a)                     587,771
        9,333  Global Payments, Inc.                 814,864
       10,128  VeriFone Systems, Inc. (a)            317,918
                                              --------------
                                                   2,112,056
                                              --------------
               LEISURE PRODUCTS -- 1.6%
       14,699  Brunswick Corp.                       797,862
        2,491  Polaris Industries, Inc.              360,173
                                              --------------
                                                   1,158,035
                                              --------------
               LIFE SCIENCES TOOLS & SERVICES
                 -- 2.5%
        5,920  Charles River Laboratories
                  International, Inc. (a)            410,552
        7,256  Covance, Inc. (a)                     770,660
        1,943  Mettler-Toledo International,
                  Inc. (a)                           590,575
                                              --------------
                                                   1,771,787
                                              --------------
               MACHINERY -- 0.7%
        2,827  CLARCOR, Inc.                         176,773
        4,336  Wabtec Corp.                          361,839
                                              --------------
                                                     538,612
                                              --------------
               MEDIA -- 1.2%
        2,954  AMC Networks, Inc., Class A (a)       197,032
       28,858  Live Nation Entertainment,
                  Inc. (a)                           685,955
                                              --------------
                                                     882,987
                                              --------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               MULTI-UTILITIES -- 1.1%
       16,299  Vectren Corp.                  $      781,048
                                              --------------
               PROFESSIONAL SERVICES -- 0.2%
        2,597  Corporate Executive Board
                  (The) Co.                          177,946
                                              --------------
               REAL ESTATE INVESTMENT TRUSTS
                 -- 13.3%
        8,491  Alexandria Real Estate
                  Equities, Inc.                     828,042
       14,210  American Campus
                  Communities, Inc.                  624,672
       29,095  Duke Realty Corp.                     635,144
        7,428  Equity One, Inc.                      202,339
       12,849  Extra Space Storage, Inc.             848,034
        1,411  Federal Realty Investment
                  Trust                              202,860
        8,508  Highwoods Properties, Inc.            399,876
       12,153  Hospitality Properties Trust          396,066
        8,509  Kilroy Realty Corp.                   630,942
       18,618  LaSalle Hotel Properties              753,284
        5,045  Mid-America Apartment
                  Communities, Inc.                  400,170
        9,569  National Retail Properties,
                  Inc.                               409,936
        9,643  OMEGA Healthcare Investors,
                  Inc.                               422,942
       12,319  Realty Income Corp.                   669,045
        9,215  Regency Centers Corp.                 631,780
        4,938  SL Green Realty Corp.                 622,188
        5,097  Tanger Factory Outlet Centers,
                  Inc.                               200,567
       12,224  UDR, Inc.                             406,570
        5,394  Weingarten Realty Investors           202,167
                                              --------------
                                                   9,486,624
                                              --------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT -- 1.3%
        6,533  Jones Lang LaSalle, Inc.              960,874
                                              --------------
               ROAD & RAIL -- 4.4%
        8,943  J.B. Hunt Transport Services,
                  Inc.                               711,952
       10,389  Landstar System, Inc.                 665,727
       12,616  Old Dominion Freight Line,
                  Inc. (a)                           884,634
       31,446  Werner Enterprises, Inc.              897,155
                                              --------------
                                                   3,159,468
                                              --------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 5.2%
       41,157  Cypress Semiconductor
                  Corp. (b)                          606,243
       38,443  Integrated Device Technology,
                  Inc. (a)                           703,122
       14,761  Qorvo, Inc. (a)                     1,090,395
       13,472  Skyworks Solutions, Inc.            1,118,850
        9,655  SunEdison, Inc. (a) (b)               180,838
                                              --------------
                                                   3,699,448
                                              --------------
               SOFTWARE -- 5.5%
        9,339  ACI Worldwide, Inc. (a)               172,491
       19,860  Cadence Design Systems,
                  Inc. (a)                           357,281


Page 82                 See Notes to Financial Statements

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SOFTWARE (CONTINUED)
        2,677  FactSet Research Systems, Inc. $      384,390
        8,129  Fair Isaac Corp.                      580,004
       31,948  Fortinet, Inc. (a)                    955,086
       19,658  SolarWinds, Inc. (a)                  946,533
        5,370  Tyler Technologies, Inc. (a)          569,650
                                              --------------
                                                   3,965,435
                                              --------------
               SPECIALTY RETAIL -- 4.3%
        6,150  Advance Auto Parts, Inc.              977,850
       10,461  Foot Locker, Inc.                     556,734
        7,445  Signet Jewelers Ltd.                  901,664
        7,766  Williams-Sonoma, Inc.                 607,690
                                              --------------
                                                   3,043,938
                                              --------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 2.0%
        8,630  Carter's, Inc.                        703,259
        2,069  Deckers Outdoor Corp. (a)             136,657
        5,265  Hanesbrands, Inc.                     586,416
                                              --------------
                                                   1,426,332
                                              --------------
               TOTAL COMMON STOCKS
                  -- 100.0%                       71,543,482
               (Cost $66,433,166)             --------------

               MONEY MARKET FUNDS -- 0.2%
      169,465  Goldman Sachs Financial
                  Square Treasury
                  Obligations Fund -
                  Institutional Class -
                  0.01% (c) (d)                      169,465
               (Cost $169,465)                --------------

 PRINCIPAL
   VALUE
-------------
               REPURCHASE AGREEMENTS -- 0.8%
$     173,512  JPMorgan Chase & Co.,
                  0.05% (c), dated 01/31/15,
                   due 02/02/15, with a
                  maturity value of $173,513.
                  Collateralized by U.S.
                  Treasury Notes, interest
                  rates of 1.375% to 1.500%,
                  due 07/31/18 to 05/31/19.
                  The value of the collateral
                  including accrued interest
                  is $177,924. (d)                   173,512

PRINCIPAL
  VALUE        DESCRIPTION                             VALUE
------------------------------------------------------------
               REPURCHASE AGREEMENTS
                  (CONTINUED)
$     371,101  RBC Capital Markets LLC,
                  0.05% (c), dated 01/31/15,
                  due 02/02/15, with a
                  maturity value of $371,103.
                  Collateralized by U.S.
                  Treasury Notes, interest
                  rates of 0.250% to 3.125%,
                  due 05/15/16 to 05/15/19.
                  The value of the collateral
                  including accrued interest
                  is $379,654. (d)            $      371,101
                                              --------------
               TOTAL REPURCHASE AGREEMENTS
                  -- 0.8%                            544,613
               (Cost $544,613)                --------------

               TOTAL INVESTMENTS -- 101.0%        72,257,560
               (Cost $67,147,244) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (1.0)%             (706,548)
                                              --------------
               NET ASSETS -- 100.0%           $   71,551,012
                                              ==============


(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $676,100 and the total value of the collateral held by the Fund is $714,078.

(c)   Interest rate shown reflects yield as of January 31, 2015.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,730,578 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $620,262.


                        See Notes to Financial Statements                Page 83

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

JANUARY 31, 2015 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2      LEVEL 3
--------------------------------------------------------------
Common Stocks*        $ 71,543,482      $      --    $      --
Money Market Funds         169,465             --           --
Repurchase Agreements           --        544,613           --
                      ----------------------------------------
Total Investments     $ 71,712,947    $ 544,613      $      --
                      ========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2015.

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)               $      676,100
Non-cash Collateral(2)                              (676,100)
                                              --------------
Net Amount                                    $           --
                                              ==============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At January 31, 2015, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)               $      544,613
Non-cash Collateral(4)                              (544,613)
                                              --------------
Net Amount                                    $           --
                                              ==============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2015, the value of collateral received from each seller exceeded the value of the repurchase agreements.


Page 84                 See Notes to Financial Statements

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 3.3%
       19,038  AAR Corp.                      $      545,629
        6,028  Cubic Corp.                           315,204
        7,413  Engility Holdings, Inc. (a)           295,779
        2,858  Moog, Inc., Class A (a)               200,917
        9,112  National Presto Industries,
                  Inc.                               574,056
        7,867  Orbital Sciences Corp. (a)            220,984
        3,088  Teledyne Technologies, Inc. (a)       293,484
                                              --------------
                                                   2,446,053
                                              --------------
               AIR FREIGHT & LOGISTICS -- 0.7%
       10,727  Atlas Air Worldwide Holdings,
                  Inc. (a)                           484,860
                                              --------------
               AIRLINES -- 0.5%
       31,859  SkyWest, Inc.                         399,830
                                              --------------
               AUTO COMPONENTS -- 1.2%
        2,149  Dorman Products, Inc. (a)              98,274
        4,142  Drew Industries, Inc. (a)             208,260
        8,324  Standard Motor Products, Inc.         303,493
       16,034  Superior Industries
                  International, Inc.                292,620
                                              --------------
                                                     902,647
                                              --------------
               BANKS -- 3.9%
        4,917  Banner Corp.                          198,548
       14,710  BBCN Bancorp, Inc.                    190,495
        2,228  City Holding Co.                       94,311
        2,720  Community Bank System, Inc.            91,474
        7,785  F.N.B. Corp.                           93,420
       54,057  First BanCorp (a)                     296,773
       22,944  First Commonwealth Financial
                  Corp.                              181,028
        4,755  Hanmi Financial Corp.                  94,434
       20,099  National Penn Bancshares, Inc.        194,960
        8,053  NBT Bancorp, Inc.                     185,300
       25,410  OFG Bancorp                           409,101
       14,216  Old National Bancorp                  190,637
        3,478  S&T Bancorp, Inc.                      95,610
       15,751  Susquehanna Bancshares, Inc.          198,620
        1,875  Tompkins Financial Corp.               96,131
       10,236  Wilshire Bancorp, Inc.                 93,148
        4,524  Wintrust Financial Corp.              196,658
                                              --------------
                                                   2,900,648
                                              --------------
               BUILDING PRODUCTS -- 1.5%
       19,516  Gibraltar Industries, Inc. (a)        295,472
       15,905  Griffon Corp.                         233,645
        5,522  Quanex Building Products
                  Corp.                              103,979
        2,997  Simpson Manufacturing Co.,
                  Inc.                                97,822
        7,953  Universal Forest Products, Inc.       398,127
                                              --------------
                                                   1,129,045
                                              --------------
               CAPITAL MARKETS -- 1.4%
       31,764  Calamos Asset Management,
                  Inc., Class A                      398,638

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
       15,241  Investment Technology Group,
                  Inc. (a)                    $      316,251
        2,032  Stifel Financial Corp. (a)             95,809
        1,861  Virtus Investment Partners,
                  Inc.                               252,407
                                              --------------
                                                   1,063,105
                                              --------------
               CHEMICALS -- 5.3%
        2,558  A. Schulman, Inc.                      89,146
       15,270  Calgon Carbon Corp. (a)               301,277
       40,619  FutureFuel Corp.                      446,403
        4,882  Hawkins, Inc.                         188,006
        5,429  Innophos Holdings, Inc.               323,243
        7,471  Intrepid Potash, Inc. (a)              99,439
       20,351  Kraton Performance Polymers,
                  Inc. (a)                           393,588
       16,821  LSB Industries, Inc. (a)              525,488
       14,198  OM Group, Inc.                        397,544
        9,487  Rayonier Advanced Materials,
                  Inc.                               162,417
       13,195  Stepan Co.                            506,688
       14,109  Tredegar Corp.                        301,792
       13,963  Zep, Inc.                             223,687
                                              --------------
                                                   3,958,718
                                              --------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 2.7%
       11,076  ABM Industries, Inc.                  319,764
        4,249  Brink's (The) Co.                      95,220
       15,846  Tetra Tech, Inc.                      364,933
        2,612  UniFirst Corp.                        303,332
       10,035  United Stationers, Inc.               404,511
       19,837  Viad Corp.                            535,202
                                              --------------
                                                   2,022,962
                                              --------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.3%
        4,757  ADTRAN, Inc.                          105,177
       13,423  Comtech Telecommunications
                  Corp.                              443,496
       11,891  NETGEAR, Inc. (a)                     401,559
                                              --------------
                                                     950,232
                                              --------------
               CONSTRUCTION & ENGINEERING
                  -- 1.1%
       17,051  Aegion Corp. (a)                      261,221
        7,133  EMCOR Group, Inc.                     287,888
       28,716  Orion Marine Group, Inc. (a)          262,177
                                              --------------
                                                     811,286
                                              --------------
               CONSUMER FINANCE -- 2.7%
       23,380  Cash America International,
                  Inc.                               486,304
        7,147  Encore Capital Group, Inc. (a)        266,011
       45,010  EZCORP, Inc., Class A (a)             464,053
        1,863  First Cash Financial Services,
                  Inc. (a)                            92,628
       15,487  Green Dot Corp., Class A (a)          236,177
        6,657  World Acceptance Corp. (a)            488,957
                                              --------------
                                                   2,034,130
                                              --------------


                        See Notes to Financial Statements                Page 85

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.5%
        8,606  American Public Education,
                  Inc. (a)                    $      288,903
       10,539  Universal Technical Institute,
                  Inc.                                86,104
                                              --------------
                                                     375,007
                                              --------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.7%
        6,259  Atlantic Tele-Network, Inc.           415,785
        6,165  Lumos Networks Corp.                   98,825
                                              --------------
                                                     514,610
                                              --------------
               ELECTRIC UTILITIES -- 1.3%
        5,755  ALLETE, Inc.                          326,021
        7,921  El Paso Electric Co.                  317,315
        7,288  UIL Holdings Corp.                    335,248
                                              --------------
                                                     978,584
                                              --------------
               ELECTRICAL EQUIPMENT -- 1.1%
       11,334  Encore Wire Corp.                     347,160
        5,141  EnerSys                               300,132
        2,763  Franklin Electric Co., Inc.            94,522
        2,113  Powell Industries, Inc.                82,428
                                              --------------
                                                     824,242
                                              --------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 6.9%
        2,392  Anixter International, Inc. (a)       180,261
       20,788  Benchmark Electronics, Inc. (a)       503,693
        3,484  Coherent, Inc. (a)                    215,590
       11,864  CTS Corp.                             189,824
        8,289  Daktronics, Inc.                      102,618
       29,812  Fabrinet (a)                          486,830
       38,744  II-VI, Inc. (a)                       666,009
       16,341  Insight Enterprises, Inc. (a)         386,791
        2,189  Littelfuse, Inc.                      216,142
       16,605  Newport Corp. (a)                     307,524
       10,267  Plexus Corp. (a)                      389,017
        3,604  Rofin-Sinar Technologies,
                  Inc. (a)                            97,020
       22,476  Sanmina Corp. (a)                     476,042
       10,535  ScanSource, Inc. (a)                  363,247
        2,706  SYNNEX Corp.                          200,758
       56,187  TTM Technologies, Inc. (a)            390,500
                                              --------------
                                                   5,171,866
                                              --------------
               ENERGY EQUIPMENT & SERVICES
                 -- 8.8%
       60,354  Basic Energy Services, Inc. (a)       354,881
        6,431  Bristow Group, Inc.                   358,271
       40,035  C&J Energy Services, Inc. (a)         412,360
       25,005  Era Group, Inc. (a)                   563,113
       12,987  Exterran Holdings, Inc.               352,078
       19,957  Geospace Technologies
                  Corp. (a)                          478,569
       27,275  Gulf Island Fabrication, Inc.         451,947
       21,657  GulfMark Offshore, Inc.,
                  Class A                            427,293

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               ENERGY EQUIPMENT & SERVICES
                  (CONTINUED)
       21,180  Hornbeck Offshore Services,
                  Inc. (a)                    $      470,196
      192,313  ION Geophysical Corp. (a)             432,704
       14,216  Matrix Service Co. (a)                272,947
       55,436  Newpark Resources, Inc. (a)           478,967
       76,369  Pioneer Energy Services
                  Corp. (a)                          316,168
        7,165  SEACOR Holdings, Inc. (a)             515,522
       41,252  Tesco Corp.                           422,420
       47,503  TETRA Technologies, Inc. (a)          234,665
                                              --------------
                                                   6,542,101
                                              --------------
               FOOD & STAPLES RETAILING -- 1.0%
        7,962  Andersons (The), Inc.                 358,131
       16,185  SpartanNash Co.                       416,925
                                              --------------
                                                     775,056
                                              --------------
               FOOD PRODUCTS -- 1.2%
        5,710  Darling Ingredients, Inc. (a)          96,956
        6,294  Sanderson Farms, Inc.                 503,268
       11,740  Seneca Foods Corp., Class A (a)       303,831
                                              --------------
                                                     904,055
                                              --------------
               GAS UTILITIES -- 1.1%
        3,977  Laclede Group (The), Inc.             213,804
        4,239  Northwest Natural Gas Co.             211,568
        1,760  South Jersey Industries, Inc.         102,520
        5,134  Southwest Gas Corp.                   315,536
                                              --------------
                                                     843,428
                                              --------------
               HEALTH CARE EQUIPMENT & SUPPLIES
                  -- 1.3%
        2,500  Analogic Corp.                        203,825
       18,671  CryoLife, Inc.                        210,235
        4,291  Greatbatch, Inc. (a)                  208,371
        6,300  Meridian Bioscience, Inc.             108,990
        5,984  Merit Medical Systems, Inc. (a)        91,735
        4,692  SurModics, Inc. (a)                   107,541
                                              --------------
                                                     930,697
                                              --------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 2.5%
        4,804  Air Methods Corp. (a)                 199,606
        3,582  Almost Family, Inc. (a)               108,749
        2,786  CorVel Corp. (a)                       91,771
       24,149  Hanger, Inc. (a)                      521,135
        2,260  IPC Healthcare, Inc. (a)               91,214
       11,636  Kindred Healthcare, Inc.              214,801
        3,325  LHC Group, Inc. (a)                    98,819
        7,048  Magellan Health, Inc. (a)             423,726
        5,007  PharMerica Corp. (a)                  115,211
                                              --------------
                                                   1,865,032
                                              --------------
               HEALTH CARE TECHNOLOGY -- 0.2%
        1,707  Computer Programs & Systems,
                  Inc.                                84,087
        5,248  MedAssets, Inc. (a)                    97,140
                                              --------------
                                                     181,227
                                              --------------


Page 86                 See Notes to Financial Statements

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HOTELS, RESTAURANTS & LEISURE
                  -- 2.2%
          795  Biglari Holdings, Inc. (a)     $      329,106
       10,127  Interval Leisure Group, Inc.          233,731
       22,857  Marcus (The) Corp.                    431,083
       25,502  Monarch Casino & Resort,
                  Inc. (a)                           441,185
        2,748  Red Robin Gourmet Burgers,
                  Inc. (a)                           212,970
                                              --------------
                                                   1,648,075
                                              --------------
               HOUSEHOLD DURABLES -- 1.0%
        6,830  Ethan Allen Interiors, Inc.           185,913
        3,863  La-Z-Boy, Inc.                        103,103
       23,034  M/I Homes, Inc. (a)                   475,422
                                              --------------
                                                     764,438
                                              --------------
               HOUSEHOLD PRODUCTS -- 0.4%
       33,226  Central Garden & Pet Co.,
                  Class A (a)                        302,357
                                              --------------
               INSURANCE -- 5.2%
        4,994  AMERISAFE, Inc.                       203,256
       17,996  Employers Holdings, Inc.              374,317
        9,563  Horace Mann Educators Corp.           291,385
        4,108  Infinity Property & Casualty
                  Corp.                              288,669
       14,765  Montpelier Re Holdings Ltd.           518,694
        5,769  Navigators Group (The),
                   Inc. (a)                          428,175
       11,713  ProAssurance Corp.                    519,706
        4,957  Safety Insurance Group, Inc.          307,086
       15,571  Selective Insurance Group, Inc.       402,043
        5,711  Stewart Information Services
                  Corp.                              204,454
       10,673  United Fire Group, Inc.               298,204
                                              --------------
                                                   3,835,989
                                              --------------
               INTERNET & CATALOG RETAIL -- 0.2%
        7,216  PetMed Express, Inc.                  113,291
                                              --------------
               INTERNET SOFTWARE & SERVICES
                 -- 1.9%
       38,185  Blucora, Inc. (a)                     516,261
       64,732  Liquidity Services, Inc. (a)          501,026
       45,789  Monster Worldwide, Inc. (a)           189,109
       11,355  Perficient, Inc. (a)                  204,390
                                              --------------
                                                   1,410,786
                                              --------------
               IT SERVICES -- 2.3%
        4,909  CACI International, Inc.,
                  Class A (a)                        415,252
        8,438  CSG Systems International, Inc.       206,900
       11,052  ExlService Holdings, Inc. (a)         324,708
       18,027  Sykes Enterprises, Inc. (a)           405,968
       17,867  TeleTech Holdings, Inc. (a)           394,146
                                              --------------
                                                   1,746,974
                                              --------------
               LEISURE PRODUCTS -- 1.4%
       11,918  Arctic Cat, Inc.                      400,683
       15,272  Sturm, Ruger & Co., Inc.              616,989
                                              --------------
                                                   1,017,672
                                              --------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               MACHINERY -- 3.6%
       19,414  Actuant Corp., Class A         $      448,658
        2,730  Albany International Corp.,
                  Class A                             93,175
        5,381  Astec Industries, Inc.                191,348
       11,432  Barnes Group, Inc.                    392,689
       15,540  Briggs & Stratton Corp.               286,091
        3,509  CIRCOR International, Inc.            173,310
        5,732  ESCO Technologies, Inc.               206,467
       20,551  Federal Signal Corp.                  313,814
        2,467  Lindsay Corp.                         213,198
        2,738  Standex International Corp.           191,906
       19,901  Titan International, Inc.             177,915
                                              --------------
                                                   2,688,571
                                              --------------
               MEDIA -- 1.0%
       40,997  Harte-Hanks, Inc.                     298,048
       11,617  Scholastic Corp.                      427,274
                                              --------------
                                                     725,322
                                              --------------
               METALS & MINING -- 1.9%
        7,404  Kaiser Aluminum Corp.                 513,171
       12,009  Materion Corp.                        395,697
       23,796  Olympic Steel, Inc.                   326,243
        8,374  RTI International Metals,
                  Inc. (a)                           186,740
                                              --------------
                                                   1,421,851
                                              --------------
               MULTI-UTILITIES -- 0.6%
       11,968  Avista Corp.                          444,372
                                              --------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 7.3%
       82,763  Approach Resources, Inc. (a)          518,924
       37,146  Bill Barrett Corp. (a)                378,889
       22,036  Bonanza Creek Energy, Inc. (a)        574,699
       57,610  Cloud Peak Energy, Inc. (a)           391,172
       62,127  Comstock Resources, Inc.              250,993
       18,087  Contango Oil & Gas Co. (a)            543,876
       21,343  Green Plains, Inc.                    499,640
       93,603  Northern Oil and Gas, Inc. (a)        587,827
       10,252  PDC Energy, Inc. (a)                  470,977
       63,337  Penn Virginia Corp. (a)               309,085
      103,697  Rex Energy Corp. (a)                  367,087
       25,064  Stone Energy Corp. (a)                352,901
      104,465  Swift Energy Co. (a)                  222,510
                                              --------------
                                                   5,468,580
                                              --------------
               PAPER & FOREST PRODUCTS -- 0.8%
       16,547  P.H. Glatfelter Co.                   378,430
        5,001  Schweitzer-Mauduit
                  International, Inc.                194,339
                                              --------------
                                                     572,769
                                              --------------
               PERSONAL PRODUCTS -- 0.3%
        6,305  Medifast, Inc. (a)                    199,806
                                              --------------
               PROFESSIONAL SERVICES -- 1.7%
       17,917  CDI Corp.                             304,410
       12,429  Kelly Services, Inc., Class A         210,050
       11,033  Korn/Ferry International (a)          314,440


                        See Notes to Financial Statements                Page 87

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               PROFESSIONAL SERVICES (CONTINUED)
        6,303  Resources Connection, Inc.     $      105,260
       14,261  TrueBlue, Inc. (a)                    314,598
                                              --------------
                                                   1,248,758
                                              --------------
               REAL ESTATE INVESTMENT TRUSTS
                  -- 0.9%
       34,454  Capstead Mortgage Corp.               414,137
        1,799  EPR Properties                        117,043
        5,695  Getty Realty Corp.                    105,528
                                              --------------
                                                     636,708
                                              --------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT -- 0.6%
       34,341  Forestar Group, Inc. (a)              455,705
                                              --------------
               ROAD & RAIL -- 1.0%
       18,646  Celadon Group, Inc.                   444,334
       13,589  Roadrunner Transportation
                  Systems, Inc. (a)                  276,129
                                              --------------
                                                     720,463
                                              --------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 2.3%
       22,315  Advanced Energy Industries,
                  Inc. (a)                           535,560
        2,192  Cabot Microelectronics
                  Corp. (a)                          108,307
        4,400  Cirrus Logic, Inc. (a)                116,600
       15,346  Diodes, Inc. (a)                      405,595
       29,260  Kulicke & Soffa Industries,
                  Inc. (a)                           443,874
        2,004  Power Integrations, Inc.              103,366
                                              --------------
                                                   1,713,302
                                              --------------
               SOFTWARE -- 1.0%
       31,127  Ebix, Inc.                            711,252
                                              --------------
               SPECIALTY RETAIL -- 5.7%
        4,466  Barnes & Noble, Inc. (a)              104,906
       28,919  Big 5 Sporting Goods Corp.            344,425
        4,028  Buckle (The), Inc.                    204,582
        5,567  Children's Place (The), Inc.          333,742
       92,620  Christopher & Banks Corp. (a)         482,550
       21,755  Finish Line (The), Inc.,
                  Class A                            513,418
        4,141  Genesco, Inc. (a)                     295,874
       24,029  Haverty Furniture Cos., Inc.          587,029
        4,368  Hibbett Sports, Inc. (a)              205,471
        4,386  Kirkland's, Inc. (a)                  102,062
       32,313  Pep Boys-Manny, Moe & Jack
                  (The) (a)                          272,399
       11,735  Sonic Automotive, Inc.,
                  Class A                            289,033
       15,329  Stage Stores, Inc.                    306,580
        7,093  Stein Mart, Inc.                       97,600
        2,134  Vitamin Shoppe, Inc. (a)               90,204
                                              --------------
                                                   4,229,875
                                              --------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               TEXTILES, APPAREL & LUXURY GOODS -- 1.2%
       18,641  Movado Group, Inc.             $      447,943
        3,832  Oxford Industries, Inc.               214,362
        6,646  Steven Madden Ltd. (a)                228,224
                                              --------------
                                                     890,529
                                              --------------
               THRIFTS & MORTGAGE FINANCE
                  -- 0.8%
       10,338  Brookline Bancorp, Inc.                99,245
        6,370  Dime Community Bancshares,
                  Inc.                                94,021
        8,276  Northwest Bancshares, Inc.             97,657
        6,733  Oritani Financial Corp.                95,002
       11,713  Provident Financial Services,
                  Inc.                               203,338
                                              --------------
                                                     589,263
                                              --------------
               TOBACCO -- 0.6%
       12,025  Universal Corp.                       482,924
                                              --------------
               TRADING COMPANIES & DISTRIBUTORS
                  -- 1.2%
        6,960  Applied Industrial
                  Technologies, Inc.                 281,393
        8,373  DXP Enterprises, Inc. (a)             343,461
        7,915  Kaman Corp.                           300,928
                                              --------------
                                                     925,782
                                              --------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.7%
       30,465  Spok Holdings, Inc.                   521,561
                                              --------------

               TOTAL INVESTMENTS -- 100.0%        74,496,396
               (Cost $77,696,390) (b)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.0%                    598
                                              --------------
               NET ASSETS -- 100.0%           $   74,496,994
                                              ==============


(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,653,429 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,853,423.


Page 88                 See Notes to Financial Statements

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

JANUARY 31, 2015 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2      LEVEL 3
--------------------------------------------------------------
Common Stocks*        $ 74,496,396      $      --    $      --
                      ========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2015.


                        See Notes to Financial Statements                Page 89

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS -- 100.1%
               AEROSPACE & DEFENSE -- 1.7%
        1,831  Curtiss-Wright Corp.           $      121,817
       10,599  GenCorp, Inc. (a)                     178,063
       12,521  TASER International, Inc. (a)         338,192
                                              --------------
                                                     638,072
                                              --------------
               AIR FREIGHT & LOGISTICS -- 0.3%
        2,568  Forward Air Corp.                     115,303
                                              --------------
               AIRLINES -- 0.8%
        1,720  Allegiant Travel Co.                  311,784
                                              --------------
               BANKS -- 2.0%
        5,115  Bank of the Ozarks, Inc.              165,879
        3,259  Cardinal Financial Corp.               58,043
        2,341  Columbia Banking System, Inc.          59,532
        1,510  Independent Bank Corp.                 57,123
        3,934  MB Financial, Inc.                    111,765
        1,935  PrivateBancorp, Inc.                   58,708
        1,590  Simmons First National Corp.,
                  Class A                             59,498
        5,179  United Bankshares, Inc.               175,102
                                              --------------
                                                     745,650
                                              --------------
               BEVERAGES -- 0.7%
          892  Boston Beer (The) Co., Inc.,
                  Class A (a)                        280,552
                                              --------------
               BIOTECHNOLOGY -- 1.6%
        6,327  Acorda Therapeutics, Inc. (a)         262,887
       12,175  Emergent Biosolutions, Inc. (a)       341,265
                                              --------------
                                                     604,152
                                              --------------
               BUILDING PRODUCTS -- 1.5%
        2,887  AAON, Inc.                             62,966
        4,795  American Woodmark Corp. (a)           197,218
        4,577  Apogee Enterprises, Inc.              198,001
       13,426  PGT, Inc. (a)                         115,329
                                              --------------
                                                     573,514
                                              --------------
               CAPITAL MARKETS -- 1.3%
        5,400  HFF, Inc., Class A                    183,438
        5,706  Piper Jaffray Cos. (a)                291,291
                                              --------------
                                                     474,729
                                              --------------
               CHEMICALS -- 1.1%
        3,880  Balchem Corp.                         205,524
        2,810  Quaker Chemical Corp.                 221,765
                                              --------------
                                                     427,289
                                              --------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 1.3%
        3,649  G&K Services, Inc., Class A           255,795
        2,089  Healthcare Services Group, Inc.        65,824
        3,984  Matthews International Corp.,
                  Class A                            184,579
                                              --------------
                                                     506,198
                                              --------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.7%
        9,459  Bel Fuse, Inc., Class B               222,476
        1,025  ViaSat, Inc. (a)                       57,625
                                              --------------
                                                     280,101
                                              --------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               CONSTRUCTION & ENGINEERING
                  -- 0.4%
        5,528  Dycom Industries, Inc. (a)     $      170,318
                                              --------------
               CONSTRUCTION MATERIALS -- 0.6%
       17,253  Headwaters, Inc. (a)                  242,922
                                              --------------
               CONSUMER FINANCE -- 0.1%
        1,116  PRA Group, Inc. (a)                    55,264
                                              --------------
               DISTRIBUTORS -- 0.5%
        3,058  Pool Corp.                            190,238
                                              --------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.9%
        2,520  Capella Education Co.                 171,335
        2,610  Strayer Education, Inc. (a)           174,870
                                              --------------
                                                     346,205
                                              --------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.4%
        1,802  MarketAxess Holdings, Inc.            136,898
                                              --------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 1.5%
       14,116  8x8, Inc. (a)                         108,834
        4,647  Consolidated Communications
                  Holdings, Inc.                     108,182
       24,111  General Communication, Inc.,
                  Class A (a)                        353,950
                                              --------------
                                                     570,966
                                              --------------
               ELECTRICAL EQUIPMENT -- 0.6%
        1,378  AZZ, Inc.                              58,138
       16,028  Vicor Corp. (a)                       172,621
                                              --------------
                                                     230,759
                                              --------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 3.0%
        2,179  Badger Meter, Inc.                    130,435
       10,782  DTS, Inc. (a)                         298,877
        3,094  FARO Technologies, Inc. (a)           171,253
        1,771  Methode Electronics, Inc.              64,057
        2,740  OSI Systems, Inc. (a)                 191,745
        4,072  Rogers Corp. (a)                      300,758
                                              --------------
                                                   1,157,125
                                              --------------
               FOOD PRODUCTS -- 1.5%
        7,010  Calavo Growers, Inc.                  281,171
        1,657  Cal-Maine Foods, Inc.                  58,078
        1,189  J&J Snack Foods Corp.                 116,665
        4,233  Snyder's-Lance, Inc.                  123,138
                                              --------------
                                                     579,052
                                              --------------
               GAS UTILITIES -- 1.3%
        5,417  New Jersey Resources Corp.            346,038
        3,281  Piedmont Natural Gas Co., Inc.        130,879
                                              --------------
                                                     476,917
                                              --------------
               HEALTH CARE EQUIPMENT & SUPPLIES
                  -- 6.2%
        1,138  Abaxis, Inc.                           69,964
        8,711  ABIOMED, Inc. (a)                     450,707
        5,978  Cantel Medical Corp.                  242,528


Page 90                 See Notes to Financial Statements

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE EQUIPMENT & SUPPLIES
                  (CONTINUED)
        1,437  CONMED Corp.                   $       68,459
       12,091  Cynosure, Inc., Class A (a)           365,390
        1,579  ICU Medical, Inc. (a)                 131,973
        2,385  Integra LifeSciences Holdings
                  Corp. (a)                          132,892
        2,454  Masimo Corp. (a)                       62,626
        5,382  Natus Medical, Inc. (a)               202,363
        3,910  Neogen Corp. (a)                      180,251
        7,029  NuVasive, Inc. (a)                    325,583
        2,428  West Pharmaceutical Services,
                  Inc.                               119,725
                                              --------------
                                                   2,352,461
                                              --------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 8.2%
       11,295  Amedisys, Inc. (a)                    318,293
       16,916  AMN Healthcare Services,
                  Inc. (a)                           318,359
        3,543  AmSurg Corp. (a)                      195,503
        8,049  Bio-Reference Laboratories,
                  Inc. (a)                           269,883
          613  Chemed Corp.                           61,999
       26,566  Cross Country Healthcare,
                  Inc. (a)                           271,770
        7,468  Ensign Group (The), Inc.              309,922
        7,972  ExamWorks Group, Inc. (a)             294,645
       17,403  Gentiva Health Services,
                  Inc. (a)                           337,966
        6,193  Molina Healthcare, Inc. (a)           315,286
        1,523  MWI Veterinary Supply, Inc. (a)       288,867
        3,547  Providence Service (The)
                  Corp. (a)                          138,333
                                              --------------
                                                   3,120,826
                                              --------------
               HEALTH CARE TECHNOLOGY -- 1.0%
        4,387  HealthStream, Inc. (a)                123,977
        7,807  Omnicell, Inc. (a)                    248,497
                                              --------------
                                                     372,474
                                              --------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 7.8%
        6,603  BJ's Restaurants, Inc. (a)            292,447
        1,433  Buffalo Wild Wings, Inc. (a)          255,533
        2,356  Cracker Barrel Old Country
                  Store, Inc.                        316,906
        1,871  DineEquity, Inc.                      199,729
        2,425  Jack in the Box, Inc.                 205,616
        3,468  Marriott Vacations Worldwide
                  Corp.                              265,302
        5,943  Papa John's International, Inc.       377,143
        2,906  Pinnacle Entertainment,
                  Inc. (a)                            61,462
       12,929  Ruth's Hospitality Group, Inc.        187,729
       20,314  Scientific Games Corp.,
                  Class A (a)                        239,908
        7,123  Sonic Corp.                           215,613
        9,821  Texas Roadhouse, Inc.                 329,887
                                              --------------
                                                   2,947,275
                                              --------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               HOUSEHOLD DURABLES -- 1.8%
        2,982  Helen of Troy Ltd. (a)         $      224,306
        3,353  Ryland Group (The), Inc.              134,623
        5,098  Universal Electronics, Inc. (a)       324,947
                                              --------------
                                                     683,876
                                              --------------
               HOUSEHOLD PRODUCTS -- 0.3%
        1,519  WD-40 Co.                             124,649
                                              --------------
               INSURANCE -- 2.3%
       11,358  American Equity Investment
                  Life Holding Co.                   289,743
        2,990  HCI Group, Inc.                       138,168
        1,308  RLI Corp.                              61,358
       16,213  Universal Insurance Holdings,
                  Inc.                               376,628
                                              --------------
                                                     865,897
                                              --------------
               INTERNET & CATALOG RETAIL -- 1.2%
        5,386  Blue Nile, Inc. (a)                   167,397
        1,856  FTD Cos., Inc. (a)                     63,568
       13,228  Nutrisystem, Inc.                     235,723
                                              --------------
                                                     466,688
                                              --------------
               INTERNET SOFTWARE & SERVICES
                  -- 4.5%
        5,569  comScore, Inc. (a)                    231,448
       33,121  Dice Holdings, Inc. (a)               273,911
       10,457  Digital River, Inc. (a)               266,967
        4,170  j2 Global, Inc.                       239,525
        4,584  LivePerson, Inc. (a)                   49,049
        2,621  LogMeIn, Inc. (a)                     124,628
       10,651  QuinStreet, Inc. (a)                   54,533
        5,388  Stamps.com, Inc. (a)                  245,531
       14,201  XO Group, Inc. (a)                    233,464
                                              --------------
                                                   1,719,056
                                              --------------
               IT SERVICES -- 2.3%
        1,675  Cardtronics, Inc. (a)                  56,297
        4,793  Heartland Payment Systems,
                  Inc.                               238,547
        1,638  iGATE Corp. (a)                        57,985
        6,047  MAXIMUS, Inc.                         336,939
        4,654  Virtusa Corp. (a)                     174,339
                                              --------------
                                                     864,107
                                              --------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 1.3%
       19,651  Affymetrix, Inc. (a)                  216,947
        8,971  Cambrex Corp. (a)                     201,220
        1,164  PAREXEL International
                  Corp. (a)                           70,957
                                              --------------
                                                     489,124
                                              --------------
               MACHINERY -- 2.0%
        3,748  Hillenbrand, Inc.                     117,725
        3,934  John Bean Technologies Corp.          118,767
       10,103  Lydall, Inc. (a)                      278,338
        7,574  Mueller Industries, Inc.              237,748
                                              --------------
                                                     752,578
                                              --------------
               MARINE -- 0.9%
        9,603  Matson, Inc.                          333,704
                                              --------------


                        See Notes to Financial Statements                Page 91

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MEDIA -- 0.2%
        2,892  E.W. Scripps (The) Co.,
                  Class A (a)                 $       57,059
                                              --------------
               METALS & MINING -- 0.6%
       10,599  Century Aluminum Co. (a)              244,943
                                              --------------
               MULTILINE RETAIL -- 0.4%
        8,938  Tuesday Morning Corp. (a)             158,203
                                              --------------
               MULTI-UTILITIES -- 0.7%
        4,571  NorthWestern Corp.                    264,021
                                              --------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 0.2%
        5,155  Synergy Resources Corp. (a)            63,046
                                              --------------
               PAPER & FOREST PRODUCTS -- 2.8%
        8,924  Boise Cascade Co. (a)                 360,887
        3,772  Clearwater Paper Corp. (a)            279,203
          944  Deltic Timber Corp.                    59,000
        2,206  KapStone Paper & Packaging
                  Corp.                               65,893
        4,291  Neenah Paper, Inc.                    246,218
        5,687  Wausau Paper Corp.                     57,780
                                              --------------
                                                   1,068,981
                                              --------------
               PHARMACEUTICALS -- 1.4%
        3,571  Akorn, Inc. (a)                       152,053
       12,039  DepoMed, Inc. (a)                     219,953
        4,081  Impax Laboratories, Inc. (a)          149,650
                                              --------------
                                                     521,656
                                              --------------
               PROFESSIONAL SERVICES -- 1.0%
          783  Exponent, Inc.                         62,750
        3,896  On Assignment, Inc. (a)               136,866
        3,005  WageWorks, Inc. (a)                   165,395
                                              --------------
                                                     365,011
                                              --------------
               REAL ESTATE INVESTMENT TRUSTS
                  -- 8.9%
        6,055  Acadia Realty Trust                   219,130
        2,079  Agree Realty Corp.                     72,017
        1,623  American Assets Trust, Inc.            72,029
       11,143  Associated Estates Realty Corp.       277,572
        7,499  Aviv REIT, Inc.                       294,936
       17,617  Cedar Realty Trust, Inc.              140,231
        6,949  Chesapeake Lodging Trust              255,167
        4,967  CoreSite Realty Corp.                 217,604
        4,347  DiamondRock Hospitality Co.            63,162
        5,301  Education Realty Trust, Inc.          183,415
        3,203  Geo Group, (The), Inc.                139,395
        4,733  Healthcare Realty Trust, Inc.         142,416
        5,904  Inland Real Estate Corp.               67,187
        5,887  Lexington Realty Trust                 67,171
        2,995  LTC Properties, Inc.                  140,525
        4,691  Medical Properties Trust, Inc.         72,101
        5,512  Pennsylvania Real Estate
                  Investment Trust                   131,902
        1,099  Post Properties, Inc.                  66,764
        7,701  Retail Opportunity Investments
                  Corp.                              136,077

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               REAL ESTATE INVESTMENT TRUSTS
                  (CONTINUED)
        6,387  Sabra Health Care REIT, Inc.   $      208,855
        2,261  Saul Centers, Inc.                    129,080
        2,225  Sovran Self Storage, Inc.             210,819
        1,344  Universal Health Realty Income
                  Trust                               72,213
                                              --------------
                                                   3,379,768
                                              --------------
               ROAD & RAIL -- 2.4%
        7,150  ArcBest Corp.                         266,409
        9,574  Heartland Express, Inc.               245,956
        7,682  Knight Transportation, Inc.           218,860
        4,672  Saia, Inc. (a)                        196,738
                                              --------------
                                                     927,963
                                              --------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 4.3%
       10,691  CEVA, Inc. (a)                        195,752
       11,894  DSP Group, Inc. (a)                   130,715
       13,366  Micrel, Inc.                          188,060
        4,556  Microsemi Corp. (a)                   126,930
        5,300  MKS Instruments, Inc.                 185,553
        3,899  Monolithic Power Systems,
                  Inc.                               185,163
       19,100  Pericom Semiconductor
                  Corp. (a)                          279,051
        9,272  Tessera Technologies, Inc.            343,806
                                              --------------
                                                   1,635,030
                                              --------------
               SOFTWARE -- 3.9%
        2,989  Blackbaud, Inc.                       130,649
        7,570  EPIQ Systems, Inc.                    132,097
        6,350  Manhattan Associates, Inc. (a)        283,464
        1,194  MicroStrategy, Inc.,
                  Class A (a)                        192,950
        3,089  Synchronoss Technologies,
                  Inc. (a)                           131,190
       11,828  Take-Two Interactive Software,
                  Inc. (a)                           351,528
       11,753  VASCO Data Security
                  International, Inc. (a)            252,690
                                              --------------
                                                   1,474,568
                                              --------------
               SPECIALTY RETAIL -- 6.5%
        6,033  Brown Shoe Co., Inc.                  171,277
        6,131  Cato (The) Corp., Class A             259,954
        7,743  Francesca's Holdings Corp. (a)        122,804
        3,699  Group 1 Automotive, Inc.              297,363
        2,984  Lithia Motors, Inc., Class A          252,745
       12,898  MarineMax, Inc. (a)                   329,028
        2,237  Monro Muffler Brake, Inc.             127,822
        3,437  Outerwall, Inc. (a)                   213,369
       12,266  Select Comfort Corp. (a)              366,017
        8,582  Zumiez, Inc. (a)                      320,023
                                              --------------
                                                   2,460,402
                                              --------------
               TECHNOLOGY HARDWARE, STORAGE &
                  PERIPHERALS -- 0.9%
        9,506  Super Micro Computer, Inc. (a)        347,634
                                              --------------


Page 92                 See Notes to Financial Statements

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 1.7%
        3,282  G-III Apparel Group Ltd. (a)   $      319,011
        4,681  Skechers U.S.A., Inc.,
                  Class A (a)                        282,498
        2,193  Wolverine World Wide, Inc.             61,733
                                              --------------
                                                     663,242
                                              --------------
               TRADING COMPANIES & DISTRIBUTORS
                  -- 0.2%
        2,980  Aceto Corp.                            57,812
                                              --------------
               WATER UTILITIES -- 0.4%
        3,433  American States Water Co.             136,084
                                              --------------
               TOTAL COMMON STOCKS --
                  100.1%                          38,032,146
               (Cost $35,935,742)

               RIGHTS -- 0.0%
               HEALTH CARE PROVIDERS & SERVICES
                   -- 0.0%
          327  Providence Service (The) Corp.,
                  expiring 03/05/15 (a) (b)                0
               (Cost $0)                      --------------

               TOTAL INVESTMENTS -- 100.1%        38,032,146
               (Cost $35,935,742) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.1)%              (20,428)
                                              --------------
               NET ASSETS -- 100.0%           $   38,011,718
                                              ==============


(a)   Non-income producing security.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with provisions of the Investment Company Act of 1940, as amended. At January 31, 2015, securities noted as such are valued at $0, or 0.0% of net assets.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,852,548 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $756,144.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2      LEVEL 3
--------------------------------------------------------------
Common Stocks*        $ 38,032,146      $      --    $      --
Rights*                         --             --**         --
                      ----------------------------------------
Total Investments     $ 38,032,146      $      --**  $      --
                      ========================================

*  See Portfolio of Investments for industry breakout.
** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2015.


                        See Notes to Financial Statements                Page 93

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               AIR FREIGHT & LOGISTICS -- 0.7%
          719  FedEx Corp.                    $      121,590
                                              --------------
               AUTOMOBILES -- 3.9%
       24,189  Ford Motor Co.                        355,820
       10,739  General Motors Co.                    350,306
                                              --------------
                                                     706,126
                                              --------------
               BANKS -- 3.1%
        5,991  JPMorgan Chase & Co.                  325,790
        2,740  PNC Financial Services Group
                  (The), Inc.                        231,640
                                              --------------
                                                     557,430
                                              --------------
               BIOTECHNOLOGY -- 4.2%
        2,353  Amgen, Inc.                           358,268
        3,351  Celgene Corp. (a)                     399,305
                                              --------------
                                                     757,573
                                              --------------
               CAPITAL MARKETS -- 2.4%
        1,289  Goldman Sachs Group (The),
                  Inc.                               222,237
        6,442  Morgan Stanley                        217,804
                                              --------------
                                                     440,041
                                              --------------
               CHEMICALS -- 2.1%
        8,220  Dow Chemical (The) Co.                371,215
                                              --------------
               COMMUNICATIONS EQUIPMENT
                  -- 2.4%
        4,493  Cisco Systems, Inc.                   118,458
        5,043  QUALCOMM, Inc.                        314,986
                                              --------------
                                                     433,444
                                              --------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 2.0%
        2,496  Berkshire Hathaway, Inc.,
                  Class B (a)                        359,199
                                              --------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 2.7%
       14,882  AT&T, Inc.                            489,915
                                              --------------
               ELECTRIC UTILITIES -- 1.4%
        2,993  Duke Energy Corp.                     260,810
                                              --------------
               ENERGY EQUIPMENT & SERVICES
                  -- 2.7%
        5,853  Schlumberger Ltd.                     482,229
                                              --------------
               FOOD & STAPLES RETAILING -- 10.4%
        4,408  Costco Wholesale Corp.                630,300
        6,487  CVS Health Corp.                      636,764
        6,561  Walgreens Boots Alliance, Inc.        483,874
        1,455  Wal-Mart Stores, Inc.                 123,646
                                              --------------
                                                   1,874,584
                                              --------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 8.5%
        2,952  Express Scripts Holding Co. (a)       238,256
        3,010  McKesson Corp.                        640,076
        6,180  UnitedHealth Group, Inc.              656,625
                                              --------------
                                                   1,534,957
                                              --------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               INDUSTRIAL CONGLOMERATES -- 0.7%
        4,945  General Electric Co.           $      118,136
                                              --------------
               INSURANCE -- 3.0%
        8,924  American International Group,
                  Inc.                               436,116
        2,310  MetLife, Inc.                         107,415
                                              --------------
                                                     543,531
                                              --------------
               INTERNET SOFTWARE & SERVICES
                  -- 3.0%
       12,372  Yahoo!, Inc. (a)                      544,244
                                              --------------
               IT SERVICES -- 1.3%
          780  International Business
                  Machines Corp.                     119,582
          477  Visa, Inc., Class A                   121,592
                                              --------------
                                                     241,174
                                              --------------
               MEDIA -- 2.5%
        2,155  Comcast Corp., Class A                114,527
        4,388  Time Warner, Inc.                     341,957
                                              --------------
                                                     456,484
                                              --------------
               MULTILINE RETAIL -- 2.7%
        6,585  Target Corp.                          484,722
                                              --------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 17.1%
        5,570  Chevron Corp.                         571,092
        9,048  ConocoPhillips                        569,843
        5,430  EOG Resources, Inc.                   483,433
        6,759  Exxon Mobil Corp.                     590,872
        5,908  Kinder Morgan, Inc.                   242,523
        7,752  Occidental Petroleum Corp.            620,160
                                              --------------
                                                   3,077,923
                                              --------------
               PHARMACEUTICALS -- 5.6%
          486  Actavis PLC (a)                       129,538
        2,352  Allergan, Inc.                        515,700
        1,194  Johnson & Johnson                     119,567
        8,024  Pfizer, Inc.                          250,750
                                              --------------
                                                   1,015,555
                                              --------------
               ROAD & RAIL -- 1.4%
        2,098  Union Pacific Corp.                   245,907
                                              --------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 2.5%
       13,775  Intel Corp.                           455,126
                                              --------------
               SPECIALTY RETAIL -- 7.5%
        4,762  Home Depot (The), Inc.                497,248
        9,083  Lowe's Cos., Inc.                     615,464
        3,644  TJX (The) Cos., Inc.                  240,285
                                              --------------
                                                   1,352,997
                                              --------------
               TECHNOLOGY HARDWARE, STORAGE &
                  PERIPHERALS -- 4.0%
        2,265  Apple, Inc.                           265,367
       12,457  Hewlett-Packard Co.                   450,072
                                              --------------
                                                     715,439
                                              --------------


Page 94                 See Notes to Financial Statements

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)

JANUARY 31, 2015 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 2.0%
        3,898  NIKE, Inc., Class B            $      359,591
                                              --------------

               TOTAL INVESTMENTS -- 99.8%         17,999,942
               (Cost $17,833,077) (b)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.2%                 38,422
                                              --------------
               NET ASSETS -- 100.0%           $   18,038,364
                                              ==============


(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $685,696 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $518,831.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2      LEVEL 3
--------------------------------------------------------------
Common Stocks*        $ 17,999,942      $      --    $      --
                      ========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2015.


                        See Notes to Financial Statements                Page 95

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2015 (UNAUDITED)

                                                                         FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                        LARGE CAP CORE       MID CAP CORE       SMALL CAP CORE
                                                                       ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                            (FEX)               (FNX)               (FYX)
                                                                       ----------------    ----------------    ----------------
ASSETS:
Investments, at value...............................................   $  1,590,999,964    $    877,911,830    $    621,260,400
Cash................................................................                 --              27,789              13,749
Receivables:
      Capital shares sold...........................................         26,849,144                  --           2,349,375
      Investment securities sold....................................          4,461,349           2,986,372                  --
      Dividends.....................................................          1,025,337             388,872             268,176
      Interest......................................................                  3                   8                  37
      Securities lending income.....................................                 --              22,348              57,985
Prepaid expenses....................................................             16,521              12,223               7,517
                                                                       ----------------    ----------------    ----------------
           TOTAL ASSETS.............................................      1,623,352,318         881,349,442         623,957,239
                                                                       ----------------    ----------------    ----------------

LIABILITIES:
Due to custodian....................................................          3,959,039                  --                  --
Due to investment advisor...........................................            676,436             366,482             251,864
Payables:
      Capital shares redeemed.......................................                 --                  --                  --
      Investment securities purchased...............................         26,872,702           3,002,811           2,364,171
      Licensing fees................................................            189,771             123,737              94,752
      Printing fees.................................................             51,641              43,649              28,975
      Audit and tax fees............................................             14,481              14,481              14,481
      Trustees' fees................................................              2,507               1,256               1,206
      Collateral for securities on loan.............................                 --          18,553,034          24,192,254
Other liabilities...................................................            553,372             380,230             257,599
                                                                       ----------------    ----------------    ----------------
           TOTAL LIABILITIES........................................         32,319,949          22,485,680          27,205,302
                                                                       ----------------    ----------------    ----------------

NET ASSETS..........................................................   $  1,591,032,369    $    858,863,762    $    596,751,937
                                                                       ================    ================    ================

NET ASSETS CONSIST OF:
Paid-in capital.....................................................   $  1,524,974,941    $    876,728,934    $    620,517,598
Par value...........................................................            357,000             167,500             127,000
Accumulated net investment income (loss)............................            141,530             135,293             184,961
Accumulated net realized gain (loss) on investments.................         (6,361,053)        (57,160,537)        (50,242,810)
Net unrealized appreciation (depreciation) on investments...........         71,919,951          38,992,572          26,165,188
                                                                       ----------------    ----------------    ----------------

NET ASSETS..........................................................   $  1,591,032,369    $    858,863,762    $    596,751,937
                                                                       ================    ================    ================

NET ASSET VALUE, per share..........................................   $          44.57    $          51.28    $          46.99
                                                                       ================    ================    ================
Number of shares outstanding (unlimited number of  shares
   authorized, par value $0.01 per share)...........................         35,700,002          16,750,002          12,700,002
                                                                       ----------------    ----------------    ----------------
Investments, at cost................................................   $  1,519,080,013    $    838,919,258    $    595,095,212
                                                                       ================    ================    ================
Securities on loan, at value........................................   $             --    $     18,069,631    $     23,339,868
                                                                       ================    ================    ================


Page 96                 See Notes to Financial Statements

        FIRST TRUST              FIRST TRUST               FIRST TRUST             FIRST TRUST              FIRST TRUST
      LARGE CAP VALUE          LARGE CAP GROWTH          MULTI CAP VALUE         MULTI CAP GROWTH          MID CAP VALUE
      ALPHADEX(R) FUND         ALPHADEX(R) FUND          ALPHADEX(R) FUND        ALPHADEX(R) FUND         ALPHADEX(R) FUND
           (FTA)                    (FTC)                     (FAB)                   (FAD)                    (FNK)
      ----------------         ----------------          ----------------        ----------------         ----------------

      $  1,172,831,815         $    490,284,879          $    183,743,761        $     71,966,981         $     74,205,261
                    --                       --                        --                      --                       --

                    --                      863                        --                      --                1,480,645
             8,529,531                2,858,323                        --                 387,260                       --
             1,024,734                  219,422                   124,360                  32,514                   36,666
                     4                        2                         1                       3                       --
                    --                       --                        --                      --                    3,038
                14,452                    4,967                     2,354                     938                       --
      ----------------         ----------------          ----------------        ----------------         ----------------
         1,182,400,536              493,368,456               183,870,476              72,387,696               75,725,610
      ----------------         ----------------          ----------------        ----------------         ----------------


                90,358                2,748,916                       599                 103,486                   45,402
               513,809                  211,392                    86,531                  29,644                   42,544

             8,527,265                       --                        --                      --                       --
                    --                   22,013                        --                 175,754                1,481,973
               161,752                   85,288                    56,882                  45,271                       --
                47,759                   14,669                     9,455                   3,931                       --
                14,481                   14,481                    14,481                  14,481                       --
                 1,802                      926                     1,611                     451                       --
                    --                       --                        --                      --                2,059,212
               474,745                  180,819                    82,164                  34,457                       --
      ----------------         ----------------          ----------------        ----------------         ----------------
             9,831,971                3,278,504                   251,723                 407,475                3,629,131
      ----------------         ----------------          ----------------        ----------------         ----------------

      $  1,172,568,565         $    490,089,952          $    183,618,753        $     71,980,221         $     72,096,479
      ================         ================          ================        ================         ================


      $  1,160,458,803         $    487,793,476          $    191,430,487        $     77,368,647         $     77,797,399
               276,500                  107,000                    40,500                  15,000                   24,500
               491,687                  (50,718)                   28,863                   1,102                    2,885
            27,955,398              (44,028,473)               (5,226,373)            (12,656,756)              (1,053,161)
           (16,613,823)              46,268,667                (2,654,724)              7,252,228               (4,675,144)
      ----------------         ----------------          ----------------        ----------------         ----------------

      $  1,172,568,565         $    490,089,952          $    183,618,753        $     71,980,221         $     72,096,479
      ================         ================          ================        ================         ================

      $          42.41         $          45.80          $          45.34     $             47.99         $          29.43
      ================         ================          ================        ================         ================

            27,650,002               10,700,002                 4,050,002               1,500,002                2,450,002
      ----------------         ----------------          ----------------        ----------------         ----------------
      $  1,189,445,638         $    444,016,212          $    186,398,485        $     64,714,753         $     78,880,405
      ================         ================          ================        ================         ================
      $             --         $             --          $             --     $                --         $      2,021,373
      ================         ================          ================        ================         ================


                        See Notes to Financial Statements                Page 97

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
JANUARY 31, 2015 (UNAUDITED)

                                                       FIRST TRUST         FIRST TRUST        FIRST TRUST         FIRST TRUST
                                                      MID CAP GROWTH     SMALL CAP VALUE    SMALL CAP GROWTH        MEGA CAP
                                                     ALPHADEX(R) FUND    ALPHADEX(R) FUND   ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                          (FNY)               (FYT)              (FYC)               (FMK)
                                                     ----------------    ----------------   ----------------    ----------------
ASSETS:
Investments, at value..............................  $     72,257,560    $     74,496,396   $     38,032,146    $     17,999,942
Cash...............................................            81,445              14,614                 --              28,766
Receivables:
      Capital shares sold..........................         2,975,449                  --                 --                  --
      Investment securities sold...................           584,755                  --                 --                  --
      Dividends....................................            25,788              28,759             19,230              20,092
      Interest.....................................                --                  --                 --                  --
      Securities lending income....................               126                  --                 --                  --
Prepaid expenses...................................                --                  --                 --                  --
                                                     ----------------    ----------------   ----------------    ----------------
           TOTAL ASSETS............................        75,925,123          74,539,769         38,051,376          18,048,800
                                                     ----------------    ----------------   ----------------    ----------------

LIABILITIES:
Due to custodian...................................                --                  --             16,347                  --
Due to investment advisor..........................            37,981              42,775             23,311              10,436
Payables:
      Capital shares redeemed......................                --                  --                 --                  --
      Investment securities purchased..............         3,622,052                  --                 --                  --
      Licensing fees...............................                --                  --                 --                  --
      Printing fees................................                --                  --                 --                  --
      Audit and tax fees...........................                --                  --                 --                  --
      Trustees' fees...............................                --                  --                 --                  --
      Collateral for securities on loan............           714,078                  --                 --                  --
Other liabilities..................................                --                  --                 --                  --
                                                     ----------------    ----------------   ----------------    ----------------
           TOTAL LIABILITIES.......................         4,374,111              42,775             39,658              10,436
                                                     ----------------    ----------------   ----------------    ----------------

NET ASSETS.........................................  $     71,551,012    $     74,496,994   $     38,011,718    $     18,038,364
                                                     ================    ================   ================    ================

NET ASSETS CONSIST OF:
Paid-in capital....................................  $     71,202,882    $     79,969,426   $     40,687,297    $     19,118,878
Par value..........................................            24,500              24,000             13,000               7,000
Accumulated net investment income (loss)...........             6,396              (2,152)             4,185              11,459
Accumulated net realized gain (loss) on
   investments.....................................        (4,793,082)         (2,294,286)        (4,789,168)         (1,265,838)
Net unrealized appreciation (depreciation) on
   investments.....................................         5,110,316          (3,199,994)         2,096,404             166,865
                                                     ----------------    ----------------   ----------------    ----------------

NET ASSETS.........................................  $     71,551,012    $     74,496,994   $     38,011,718    $     18,038,364
                                                     ================    ================   ================    ================

NET ASSET VALUE, per share.........................  $          29.20    $          31.04   $          29.24    $          25.77
                                                     ================    ================   ================    ================
Number of shares outstanding (unlimited number of
   shares authorized, par value $0.01 per share)...         2,450,002           2,400,002          1,300,002             700,002
                                                     ----------------    ----------------   ----------------    ----------------
Investments, at cost...............................  $     67,147,244    $     77,696,390   $     35,935,742    $     17,833,077
                                                     ================    ================   ================    ================
Securities on loan, at value.......................  $        676,100    $             --   $             --    $             --
                                                     ================    ================   ================    ================


Page 98                  See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2015 (UNAUDITED)

                                                                            FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                           LARGE CAP CORE       MID CAP CORE       SMALL CAP CORE
                                                                          ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                               (FEX)               (FNX)               (FYX)
                                                                          ----------------    ----------------    ----------------
INVESTMENT INCOME:
Dividends..............................................................   $     14,753,403    $      6,832,082    $      3,563,572
Interest...............................................................                131                 100                 105
Foreign tax withholding................................................             (3,635)                 --              (1,030)
Securities lending income (net of fees)................................                 --             192,950             212,010
                                                                          ----------------    ----------------    ----------------
      Total investment income..........................................         14,749,899           7,025,132           3,774,657
                                                                          ----------------    ----------------    ----------------

EXPENSES:
Investment advisory fees...............................................          3,569,103           2,173,820           1,384,746
Accounting and administration fees.....................................            339,257             220,149             142,318
Licensing fees.........................................................            224,228             140,511              93,167
Custodian fees.........................................................             83,985              66,990              53,306
Printing fees..........................................................             65,530              52,142              30,893
Legal fees.............................................................             40,528              19,254              10,602
Transfer agent fees....................................................             30,448              21,738              13,847
Trustees' fees and expenses............................................             12,692               8,203               6,234
Audit and tax fees.....................................................             12,090              12,090              12,090
Listing fees...........................................................              4,090               4,090               4,090
Registration and filing fees...........................................            (20,537)            (27,169)            (14,139)
Expenses previously waived or reimbursed...............................                 --                  --                  --
Other expenses.........................................................             16,427              12,626               7,958
                                                                          ----------------    ----------------    ----------------
      Total expenses...................................................          4,377,841           2,704,444           1,745,112
      Less fees waived and expenses reimbursed by the
         investment advisor............................................                 --                  --                  --
                                                                          ----------------    ----------------    ----------------
      Net expenses.....................................................          4,377,841           2,704,444           1,745,112
                                                                          ----------------    ----------------    ----------------

NET INVESTMENT INCOME (LOSS)...........................................         10,372,058           4,320,688           2,029,545
                                                                          ----------------    ----------------    ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments......................................................        (23,359,121)         (2,877,926)         (8,802,479)
      In-kind redemptions..............................................         72,496,336          14,025,017           1,072,763
                                                                          ----------------    ----------------    ----------------
Net realized gain (loss)...............................................         49,137,215          11,147,091          (7,729,716)
                                                                          ----------------    ----------------    ----------------

Net change in unrealized appreciation (depreciation) on investments....         (3,542,829)         (7,753,313)         16,515,907
                                                                          ----------------    ----------------    ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)................................         45,594,386           3,393,778           8,786,191
                                                                          ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................   $     55,966,444    $      7,714,466    $     10,815,736
                                                                          ================    ================    ================


                        See Notes to Financial Statements                Page 99

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE SIX MONTHS ENDED JANUARY 31, 2015 (UNAUDITED)

                                                                            FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                          LARGE CAP VALUE     LARGE CAP GROWTH    MULTI CAP VALUE
                                                                          ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                               (FTA)               (FTC)               (FAB)
                                                                          ----------------    ----------------    ----------------
INVESTMENT INCOME:
Dividends..............................................................   $     15,189,376    $      3,510,207    $      1,995,963
Interest...............................................................                142                  41                  30
Foreign tax withholding................................................                 --              (2,180)                 --
Securities lending income (net of fees)................................                 --                  --                  --
                                                                          ----------------    ----------------    ----------------
      Total investment income..........................................         15,189,518           3,508,068           1,995,993
                                                                          ----------------    ----------------    ----------------

EXPENSES:
Investment advisory fees...............................................          2,995,317           1,093,077             457,510
Accounting and administration fees.....................................            292,099             111,132              50,875
Licensing fees.........................................................            189,801              75,667              37,533
Custodian fees.........................................................             72,500              27,327              11,438
Printing fees..........................................................             60,614              16,792              11,709
Legal fees.............................................................             32,946              11,933               4,554
Transfer agent fees....................................................             27,579              10,931               4,575
Trustees' fees and expenses............................................             10,993               5,185               4,440
Audit and tax fees.....................................................             12,090              12,090              12,090
Listing fees...........................................................              4,090               4,090               4,342
Registration and filing fees...........................................            (20,676)             (9,400)             (5,788)
Expenses previously waived or reimbursed...............................                 --                  --              43,900
Other expenses.........................................................             14,271               5,572               3,336
                                                                          ----------------    ----------------    ----------------
      Total expenses...................................................          3,691,624           1,364,396             640,514
      Less fees waived and expenses reimbursed by the
         investment advisor............................................                 --                  --                  --
                                                                          ----------------    ----------------    ----------------
      Net expenses.....................................................          3,691,624           1,364,396             640,514
                                                                          ----------------    ----------------    ----------------

NET INVESTMENT INCOME (LOSS)...........................................         11,497,894           2,143,672           1,355,479
                                                                          ----------------    ----------------    ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments......................................................        (33,106,607)         (2,051,267)         (7,446,274)
      In-kind redemptions..............................................         98,597,621           3,700,039          13,261,962
                                                                          ----------------    ----------------    ----------------
Net realized gain (loss)...............................................         65,491,014           1,648,772           5,815,688
                                                                          ----------------    ----------------    ----------------

Net change in unrealized appreciation (depreciation) on investments....        (63,242,461)         24,525,946          (7,063,625)
                                                                          ----------------    ----------------    ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)................................          2,248,553          26,174,718          (1,247,937)
                                                                          ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................   $     13,746,447    $     28,318,390    $        107,542
                                                                          ================    ================    ================

(a) Fund is subject to a Unitary Fee. (See Note 3 in the Notes to Financial Statements.)


Page 100                See Notes to Financial Statements

  FIRST TRUST           FIRST TRUST           FIRST TRUST           FIRST TRUST           FIRST TRUST
   MULTI CAP              MID CAP               MID CAP              SMALL CAP             SMALL CAP            FIRST TRUST
     GROWTH                VALUE                 GROWTH                VALUE                 GROWTH               MEGA CAP
ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
     (FAD)                 (FNK)                 (FNY)                 (FYT)                 (FYC)                 (FMK)
----------------      ----------------      ----------------      ----------------      ----------------      ----------------

$        463,795      $        717,019      $        278,512      $        488,230      $        189,097      $        147,200
              16                    --                    --                    --                    --                    --
            (252)                   --                    --                    --                  (161)                   --
              --                26,462                 3,112                    --                    --                    --
----------------      ----------------      ----------------      ----------------      ----------------      ----------------
         463,559               743,481               281,624               488,230               188,936               147,200
----------------      ----------------      ----------------      ----------------      ----------------      ----------------


         175,934               248,767 (a)           183,408 (a)           221,802 (a)           139,561 (a)            53,865 (a)
          21,807                    --                    --                    --                    --                    --
          20,638                    --                    --                    --                    --                    --
           4,398                    --                    --                    --                    --                    --
           4,215                    --                    --                    --                    --                    --
           1,555                    --                    --                    --                    --                    --
           1,759                    --                    --                    --                    --                    --
           2,523                    --                    --                    --                    --                    --
          12,090                    --                    --                    --                    --                    --
           3,903                    --                    --                    --                    --                    --
          (2,829)                   --                    --                    --                    --                    --
              --                    --                    --                    --                    --                    --
           2,004                    --                    --                    --                    --                    --
----------------      ----------------      ----------------      ----------------      ----------------      ----------------
         247,997               248,767               183,408               221,802               139,561                53,865

          (1,690)                   --                    --                    --                    --                    --
----------------      ----------------      ----------------      ----------------      ----------------      ----------------
         246,307               248,767               183,408               221,802               139,561                53,865
----------------      ----------------      ----------------      ----------------      ----------------      ----------------

         217,252               494,714                98,216               266,428                49,375                93,335
----------------      ----------------      ----------------      ----------------      ----------------      ----------------



      (2,504,454)           (1,345,887)             (687,057)           (2,654,113)           (2,797,211)             (607,237)
       3,637,789             1,825,780               399,447             2,609,633             2,609,859             1,083,730
----------------      ----------------      ----------------      ----------------      ----------------      ----------------
       1,133,335               479,893              (287,610)              (44,480)             (187,352)              476,493
----------------      ----------------      ----------------      ----------------      ----------------      ----------------

       3,150,396            (2,465,286)            3,198,331              (172,269)            1,637,442              (763,103)
----------------      ----------------      ----------------      ----------------      ----------------      ----------------

       4,283,731            (1,985,393)            2,910,721              (216,749)            1,450,090              (286,610)
----------------      ----------------      ----------------      ----------------      ----------------      ----------------

$      4,500,983      $     (1,490,679)     $      3,008,937      $         49,679      $      1,499,465      $       (193,275)
================      ================      ================      ================      ================      ================


                        See Notes to Financial Statements               Page 101

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                     FIRST TRUST                           FIRST TRUST
                                                                    LARGE CAP CORE                         MID CAP CORE
                                                                   ALPHADEX(R) FUND                      ALPHADEX(R) FUND
                                                                        (FEX)                                 (FNX)
                                                         ------------------------------------  ------------------------------------
                                                              For the                               For the
                                                         Six Months Ended     For the Year     Six Months Ended     For the Year
                                                             1/31/2015            Ended            1/31/2015            Ended
                                                            (Unaudited)         7/31/2014         (Unaudited)         7/31/2014
                                                         -----------------  -----------------  -----------------  -----------------

OPERATIONS:
   Net investment income (loss).......................... $    10,372,058    $    10,003,201    $     4,320,688    $     4,370,490
   Net realized gain (loss)..............................      49,137,215         99,136,248         11,147,091         80,616,413
   Net change in unrealized appreciation (depreciation)..      (3,542,829)         6,067,281         (7,753,313)       (19,018,658)
                                                          ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) in net assets resulting
      from operations....................................      55,966,444        115,206,730          7,714,466         65,968,245
                                                          ---------------    ---------------    ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.................................     (10,872,461)        (9,604,681)        (4,328,781)        (4,823,561)
                                                          ---------------    ---------------    ---------------    ---------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold.............................     779,497,207      1,141,302,405         96,563,113        809,847,236
   Cost of shares redeemed...............................    (385,100,940)      (596,190,976)      (102,179,392)      (495,353,124)
                                                          ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions......................     394,396,267        545,111,429        (5,616,279)        314,494,112
                                                          ---------------    ---------------    ---------------    ---------------
   Total increase (decrease) in net assets...............     439,490,250        650,713,478        (2,230,594)        375,638,796

NET ASSETS:
   Beginning of period...................................   1,151,542,119        500,828,641        861,094,356        485,455,560
                                                          ---------------    ---------------    ---------------    ---------------
   End of period......................................... $ 1,591,032,369    $ 1,151,542,119    $   858,863,762    $   861,094,356
                                                          ===============    ===============    ===============    ===============
   Accumulated net investment income (loss)
   at end of period...................................... $       141,530    $       641,933    $       135,293    $       143,386
                                                          ===============    ===============    ===============    ===============

CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period...............      26,650,002         13,500,002         17,000,002         10,800,002
   Shares sold...........................................      17,500,000         27,500,000          1,850,000         16,100,000
   Shares redeemed.......................................      (8,450,000)       (14,350,000)        (2,100,000)        (9,900,000)
                                                          ---------------    ---------------    ---------------    ---------------
   Shares outstanding, end of period.....................      35,700,002         26,650,002         16,750,002         17,000,002
                                                          ===============    ===============    ===============    ===============


Page 102                See Notes to Financial Statements

           FIRST TRUST                      FIRST TRUST                      FIRST TRUST                      FIRST TRUST
         SMALL CAP CORE                   LARGE CAP VALUE                 LARGE CAP GROWTH                  MULTI CAP VALUE
        ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND
              (FYX)                            (FTA)                            (FTC)                            (FAB)
 -------------------------------  -------------------------------  -------------------------------  -------------------------------
    For the                          For the                          For the                          For the
Six Months Ended   For the Year  Six Months Ended   For the Year  Six Months Ended   For the Year  Six Months Ended   For the Year
   1/31/2015          Ended         1/31/2015          Ended         1/31/2015          Ended         1/31/2015          Ended
  (Unaudited)       7/31/2014      (Unaudited)       7/31/2014      (Unaudited)       7/31/2014      (Unaudited)       7/31/2014
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


 $    2,029,545   $    2,291,970  $   11,497,894   $   12,673,053  $    2,143,672   $    1,395,421  $    1,355,479   $    1,668,271
     (7,729,716)      50,833,040      65,491,014       95,461,724       1,648,772       36,409,563       5,815,688       19,614,446
     16,515,907      (29,785,571)    (63,242,461)      (4,308,460)     24,525,946       (1,622,852)     (7,063,625)      (5,792,479)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

     10,815,736       23,339,439      13,746,447      103,826,317      28,318,390       36,182,132         107,542       15,490,238
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


     (1,909,020)      (2,230,680)    (12,076,081)     (12,117,591)     (2,194,390)      (1,448,805)     (1,447,301)      (1,601,926)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


     76,116,577      550,328,851     769,703,963    1,040,544,629     179,979,065      387,122,970      84,420,921      181,135,122
     (8,820,906)    (339,969,860)   (620,413,832)    (577,769,511)    (20,306,061)    (287,982,101)    (75,448,532)    (111,263,952)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

     67,295,671      210,358,991     149,290,131      462,775,118     159,673,004       99,140,869       8,972,389       69,871,170
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
     76,202,387      231,467,750     150,960,497      554,483,844     185,797,004      133,874,196       7,632,630       83,759,482


    520,549,550      289,081,800   1,021,608,068      467,124,224     304,292,948      170,418,752     175,986,123       92,226,641
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
 $  596,751,937   $  520,549,550  $1,172,568,565   $1,021,608,068  $  490,089,952   $  304,292,948  $  183,618,753   $  175,986,123
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============

 $      184,961   $       64,436  $      491,687   $    1,069,874  $      (50,718)  $           --  $       28,863   $      120,685
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============


     11,300,002        6,850,002      24,050,002       12,700,002       7,100,002        4,700,002       3,850,002        2,300,002
      1,600,000       11,700,000      18,050,000       25,600,000       4,050,000        9,400,000       1,850,000        4,050,000
       (200,000)      (7,250,000)    (14,450,000)     (14,250,000)       (450,000)      (7,000,000)     (1,650,000)      (2,500,000)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
     12,700,002       11,300,002      27,650,002       24,050,002      10,700,002        7,100,002       4,050,002        3,850,002
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============


                        See Notes to Financial Statements               Page 103

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                     FIRST TRUST                           FIRST TRUST
                                                                   MULTI CAP GROWTH                       MID CAP VALUE
                                                                   ALPHADEX(R) FUND                      ALPHADEX(R) FUND
                                                                        (FAD)                                 (FNK)
                                                         ------------------------------------  ------------------------------------
                                                              For the                               For the
                                                         Six Months Ended     For the Year     Six Months Ended     For the Year
                                                             1/31/2015            Ended            1/31/2015            Ended
                                                            (Unaudited)         7/31/2014         (Unaudited)         7/31/2014
                                                         -----------------  -----------------  -----------------  -----------------

OPERATIONS:
   Net investment income (loss).......................... $       217,252    $       139,894    $       494,714    $       355,442
   Net realized gain (loss)..............................       1,133,335          7,085,414            479,893          4,588,303
   Net change in unrealized appreciation (depreciation)..       3,150,396         (1,665,748)        (2,465,286)        (3,547,279)
                                                          ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) in net assets resulting
      from operations....................................       4,500,983          5,559,560         (1,490,679)         1,396,466
                                                          ---------------    ---------------    ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.................................        (216,150)          (175,020)          (527,781)          (323,976)
                                                          ---------------    ---------------    ---------------    ---------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold.............................      28,543,134         77,991,482         14,909,265        119,534,369
   Cost of shares redeemed...............................     (21,909,648)       (59,923,009)       (41,967,552)       (40,735,289)
                                                          ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions......................       6,633,486         18,068,473        (27,058,287)        78,799,080
                                                          ---------------    ---------------    ---------------    ---------------
   Total increase (decrease) in net assets...............      10,918,319         23,453,013        (29,076,747)        79,871,570

NET ASSETS:
   Beginning of period...................................      61,061,902         37,608,889        101,173,226         21,301,656
                                                          ---------------    ---------------    ---------------    ---------------
   End of period......................................... $    71,980,221    $    61,061,902    $    72,096,479    $   101,173,226
                                                          ===============    ===============    ===============    ===============
   Accumulated net investment income (loss)
      at end of period................................... $         1,102    $            --    $         2,885    $        35,952
                                                          ===============    ===============    ===============    ===============

CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period...............       1,350,002            950,002          3,350,002            800,002
   Shares sold...........................................         600,000          1,750,000            500,000          3,900,000
   Shares redeemed.......................................        (450,000)        (1,350,000)        (1,400,000)        (1,350,000)
                                                          ---------------    ---------------    ---------------    ---------------
   Shares outstanding, end of period.....................       1,500,002          1,350,002          2,450,002          3,350,002
                                                          ===============    ===============    ===============    ===============


Page 104                See Notes to Financial Statements

           FIRST TRUST                      FIRST TRUST                      FIRST TRUST                      FIRST TRUST
         MID CAP GROWTH                   SMALL CAP VALUE                 SMALL CAP GROWTH                     MEGA CAP
        ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND
              (FNY)                            (FYT)                            (FYC)                            (FMK)
 -------------------------------  -------------------------------  -------------------------------  -------------------------------
    For the                          For the                          For the                          For the
Six Months Ended   For the Year  Six Months Ended   For the Year  Six Months Ended   For the Year  Six Months Ended   For the Year
   1/31/2015          Ended         1/31/2015          Ended         1/31/2015          Ended         1/31/2015          Ended
  (Unaudited)       7/31/2014      (Unaudited)       7/31/2014      (Unaudited)       7/31/2014      (Unaudited)       7/31/2014
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


 $       98,216   $       28,813  $      266,428   $      508,388  $       49,375   $      (27,457) $       93,335   $      148,164
       (287,610)       4,029,420         (44,480)      11,215,988        (187,352)       1,049,533         476,493        1,249,401
      3,198,331         (866,673)       (172,269)      (5,226,471)      1,637,442       (1,233,096)       (763,103)         192,423
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

      3,008,937        3,191,560          49,679        6,497,905       1,499,465         (211,020)       (193,275)       1,589,988
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


        (91,820)         (90,705)       (291,910)        (485,305)        (12,870)          (5,440)        (98,910)        (139,321)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


     30,011,309       60,182,014      31,655,907      119,587,054      22,014,266       44,280,002      14,421,791       16,149,225
     (2,799,704)     (44,021,563)    (19,027,060)    (108,232,517)    (19,046,379)     (23,513,424)     (9,208,381)     (14,817,375)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

     27,211,605       16,160,451      12,628,847       11,354,537       2,967,887       20,766,578       5,213,410        1,331,850
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
     30,128,722       19,261,306      12,386,616       17,367,137       4,454,482       20,550,118       4,921,225        2,782,517


     41,422,290       22,160,984      62,110,378       44,743,241      33,557,236       13,007,118      13,117,139       10,334,622
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
 $   71,551,012   $   41,422,290  $   74,496,994   $   62,110,378  $   38,011,718   $   33,557,236  $   18,038,364   $   13,117,139
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============

 $        6,396   $           --  $       (2,152)  $       23,330  $        4,185   $      (32,320) $       11,459   $       17,034
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============


      1,500,002          900,002       2,000,002        1,600,002       1,200,002          500,002         500,002          450,002
      1,050,000        2,200,000       1,000,000        3,850,000         750,000        1,500,000         550,000          650,000
       (100,000)      (1,600,000)       (600,000)      (3,450,000)       (650,000)        (800,000)       (350,000)        (600,000)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
      2,450,002        1,500,002       2,400,002        2,000,002       1,300,002        1,200,002         700,002          500,002
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============


                        See Notes to Financial Statements               Page 105

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

                                                     FOR THE
                                                    SIX MONTHS
                                                      ENDED          FOR THE      FOR THE      FOR THE       FOR THE      FOR THE
                                                    1/31/2015       YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                    (UNAUDITED)     7/31/2014     7/31/2013   7/31/2012    7/31/2011    7/31/2010
                                                  --------------    ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period                $    43.21      $    37.10   $    28.66   $    28.38   $    23.76   $    19.60
                                                    ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              0.31            0.49         0.48         0.35         0.25         0.20
Net realized and unrealized gain (loss)                   1.38            6.10         8.45         0.26         4.63         4.15
                                                    ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                          1.69            6.59         8.93         0.61         4.88         4.35
                                                    ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                    (0.33)          (0.48)       (0.49)       (0.33)       (0.26)       (0.19)
                                                    ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                      $    44.57      $    43.21   $    37.10   $    28.66   $    28.38   $    23.76
                                                    ==========      ==========   ==========   ==========   ==========   ==========

TOTAL RETURN (a)                                          3.92%          17.83%       31.41%        2.20%       20.54%       22.26%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                $1,591,032      $1,151,542   $  500,829   $  326,690   $  273,861   $   58,214
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets             0.61% (b)       0.64%        0.66%        0.70%        0.70%        0.90%
Ratio of net expenses to average net assets               0.61% (b)       0.64%        0.66%        0.70%        0.70%        0.70%
Ratio of net investment income (loss) to average
   net assets                                             1.45% (b)       1.25%        1.47%        1.27%        1.04%        1.13%
Portfolio turnover rate (c)                                 48%             78%          78%          95%          81%          91%


FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

                                                     FOR THE
                                                    SIX MONTHS
                                                      ENDED          FOR THE      FOR THE      FOR THE       FOR THE      FOR THE
                                                    1/31/2015       YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                    (UNAUDITED)     7/31/2014     7/31/2013   7/31/2012    7/31/2011    7/31/2010
                                                  --------------    ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period                $    50.65      $    44.95   $    34.19   $    34.17   $    27.10   $    22.00
                                                    ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              0.25            0.31         0.42         0.21         0.12         0.16
Net realized and unrealized gain (loss)                   0.63            5.75        10.71         0.01         7.09         5.10
                                                    ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                          0.88            6.06        11.13         0.22         7.21         5.26
                                                    ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                    (0.25)          (0.36)       (0.37)       (0.20)       (0.14)       (0.16)
                                                    ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                      $    51.28      $    50.65   $    44.95   $    34.19   $    34.17   $    27.10
                                                    ==========      ==========   ==========   ==========   ==========   ==========

TOTAL RETURN (a)                                          1.72%          13.49%       32.71%        0.66%       26.60%       23.94%

RATIOS/SUPPLEMENTAL DATA:                           $  858,864      $  861,094   $  485,456   $  294,075   $  319,491   $   56,919
Net assets, end of period (in 000's)
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets             0.62% (b)       0.64%        0.66%        0.70%        0.70%        0.90%
Ratio of net expenses to average net assets               0.62% (b)       0.64%        0.66%        0.70%        0.70%        0.70%
Ratio of net investment income (loss) to average
   net assets                                             0.99% (b)       0.64%        1.04%        0.63%        0.44%        0.73%
Portfolio turnover rate (c)                                 56%             81%          81%          94%          86%         100%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 106                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

                                                     FOR THE
                                                    SIX MONTHS
                                                      ENDED          FOR THE      FOR THE      FOR THE       FOR THE      FOR THE
                                                    1/31/2015       YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                    (UNAUDITED)     7/31/2014     7/31/2013   7/31/2012    7/31/2011    7/31/2010
                                                  --------------    ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period                $    46.07      $    42.20   $    31.20   $    30.93   $    24.98   $    20.77
                                                    ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              0.17            0.22         0.34         0.17         0.07         0.07
Net realized and unrealized gain (loss)                   0.91            3.86        11.00         0.27         5.97         4.21
                                                    ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                          1.08            4.08        11.34         0.44         6.04         4.28
                                                    ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                    (0.16)          (0.21)       (0.34)       (0.17)       (0.09)       (0.07)
                                                    ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                      $    46.99      $    46.07   $    42.20   $    31.20   $    30.93   $    24.98
                                                    ==========      ==========   ==========   ==========   ==========   ==========

TOTAL RETURN (a)                                          2.35%           9.66%       36.58%        1.42%       24.20%       20.63%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                $  596,752      $  520,550   $  289,082   $  140,384   $  117,530   $   37,475
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets             0.63% (b)       0.66%        0.70%        0.70%        0.74%        0.97%
Ratio of net expenses to average net assets               0.63% (b)       0.66%        0.70%        0.70%        0.70%        0.70%
Ratio of net investment income (loss) to average
   net assets                                             0.73% (b)       0.49%        0.87%        0.56%        0.24%        0.36%
Portfolio turnover rate (c)                                 53%             89%          85%         101%          90%          97%


FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

                                                     FOR THE
                                                    SIX MONTHS
                                                      ENDED          FOR THE      FOR THE      FOR THE       FOR THE      FOR THE
                                                    1/31/2015       YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                    (UNAUDITED)     7/31/2014     7/31/2013   7/31/2012    7/31/2011    7/31/2010
                                                  --------------    ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period                $    42.48      $    36.78   $    28.11   $    27.18   $    23.24   $    19.10
                                                    ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              0.41            0.69         0.58         0.40         0.32         0.34
Net realized and unrealized gain (loss)                  (0.04)           5.69         8.66         0.93         3.93         4.14
                                                    ----------      ----------   ----------   ----------   ----------   ----------
otal from investment operations                           0.37            6.38         9.24         1.33         4.25         4.48
                                                    ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                    (0.44)          (0.68)       (0.57)       (0.40)       (0.31)       (0.34)
                                                    ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                      $    42.41      $    42.48   $    36.78   $    28.11   $    27.18   $    23.24
                                                    ==========      ==========   ==========   ==========   ==========   ==========

TOTAL RETURN (a)                                          0.85%          17.46%       33.15%        4.96%       18.30%       23.53%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                $1,172,569      $1,021,608   $  467,124   $  247,370   $  178,052   $   49,958
Ratios to average net assets:
Ratio of total expenses to average net assets             0.62% (b)       0.64%        0.67%        0.70%        0.71%        0.88%
Ratio of net expenses to average net assets               0.62% (b)       0.64%        0.67%        0.70%        0.70%        0.70%
Ratio of net investment income (loss) to average
   net assets                                             1.92% (b)       1.80%        1.85%        1.56%        1.47%        1.73%
Portfolio turnover rate (c)                                 42%             68%          69%          88%          76%         100%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements               Page 107

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

                                                     FOR THE
                                                    SIX MONTHS
                                                      ENDED          FOR THE      FOR THE      FOR THE       FOR THE      FOR THE
                                                    1/31/2015       YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                    (UNAUDITED)     7/31/2014     7/31/2013   7/31/2012    7/31/2011    7/31/2010
                                                  --------------    ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period                $    42.86      $    36.26   $    28.54   $    29.33   $    23.91   $    19.94
                                                    ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              0.21            0.23         0.30         0.24         0.17         0.06
Net realized and unrealized gain (loss)                   2.95            6.61         7.75        (0.80)        5.43         3.96
                                                    ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                          3.16            6.84         8.05        (0.56)        5.60         4.02
                                                    ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                    (0.22)          (0.24)       (0.33)       (0.23)       (0.18)       (0.05)
                                                    ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                      $    45.80      $    42.86   $    36.26   $    28.54   $    29.33   $    23.91
                                                    ==========      ==========   ==========   ==========   ==========   ==========

TOTAL RETURN (a)                                          7.37%          18.88%       28.42%       (1.89)%      23.43%       20.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                $  490,090      $  304,293   $  170,419   $  129,864   $  139,322   $   39,445
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets             0.62% (b)       0.66%        0.70%        0.70%        0.72%        0.91%
Ratio of net expenses to average net assets               0.62% (b)       0.66%        0.70%        0.70%        0.70%        0.70%
Ratio of net investment income (loss) to average
   net assets                                             0.98% (b)       0.58%        0.88%        0.86%        0.59%        0.31%
Portfolio turnover rate (c)                                 86%            138%         141%         162%         146%         168%


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

                                                     FOR THE
                                                    SIX MONTHS
                                                      ENDED          FOR THE      FOR THE      FOR THE       FOR THE      FOR THE
                                                    1/31/2015       YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                    (UNAUDITED)     7/31/2014     7/31/2013   7/31/2012    7/31/2011    7/31/2010
                                                  --------------    ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period                $    45.71      $    40.10   $    29.93   $    29.24   $    24.61   $    20.20
                                                    ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              0.35            0.55         0.51         0.36         0.32         0.37
Net realized and unrealized gain (loss)                  (0.35)           5.60        10.16         0.69         4.64         4.39
                                                    ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                            --            6.15        10.67         1.05         4.96         4.76
                                                    ----------      ----------   ----------   ----------   ----------   ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                    (0.37)          (0.54)       (0.50)       (0.36)       (0.33)       (0.35)
                                                    ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                      $    45.34      $    45.71   $    40.10   $    29.93   $    29.24   $    24.61
                                                    ==========      ==========   ==========   ==========   ==========   ==========

TOTAL RETURN (a)                                         (0.01)%         15.38%       35.92%        3.62%       20.13%       23.65%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                $  183,619      $  175,986   $   92,227   $   47,882   $   39,470   $   20,917
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets             0.70% (b)       0.70%        0.76%        0.80%        0.87%        0.94%
Ratio of net expenses to average net assets               0.70% (b)       0.70%        0.70%        0.70%        0.70%        0.70%
Ratio of net investment income (loss) to average
   net assets                                             1.48% (b)       1.29%        1.46%        1.24%        1.16%        1.45%
Portfolio turnover rate (c)                                 44%             74%          70%          90%          74%          93%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 108                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

                                                     FOR THE
                                                    SIX MONTHS
                                                      ENDED          FOR THE      FOR THE      FOR THE       FOR THE      FOR THE
                                                    1/31/2015       YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                    (UNAUDITED)     7/31/2014     7/31/2013   7/31/2012    7/31/2011    7/31/2010
                                                  --------------    ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period                $    45.23      $    39.59   $    31.16   $    31.66   $    25.07   $    20.78
                                                    ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              0.14            0.12         0.26         0.16         0.08         0.02
Net realized and unrealized gain (loss)                   2.76            5.67         8.42        (0.51)        6.62         4.27
                                                    ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                          2.90            5.79         8.68        (0.35)        6.70         4.29
                                                    ----------      ----------   ----------   ----------   ----------   ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                    (0.14)          (0.15)       (0.25)       (0.15)       (0.11)          --
                                                    ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                      $    47.99      $    45.23   $    39.59   $    31.16   $    31.66   $    25.07
                                                    ==========      ==========   ==========   ==========   ==========   ==========

TOTAL RETURN (a)                                          6.42%          14.63%       28.01%       (1.10)%      26.74%       20.64%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                $   71,980      $   61,062   $   37,609   $   29,606   $   37,990   $    7,520
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets             0.70% (b)       0.74%        0.85%        0.85%        0.95%        1.40%
Ratio of net expenses to average net assets               0.70% (b)       0.70%        0.70%        0.70%        0.70%        0.70%
Ratio of net investment income (loss) to average
   net assets                                             0.62% (b)       0.27%        0.74%        0.48%        0.20%        0.08%
Portfolio turnover rate (c)                                 79%            139%         147%         155%         149%         155%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements               Page 109

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

                                                     FOR THE                                                FOR THE
                                                    SIX MONTHS                                               PERIOD
                                                      ENDED          FOR THE      FOR THE      FOR THE    4/19/2011 (a)
                                                    1/31/2015       YEAR ENDED   YEAR ENDED   YEAR ENDED    THROUGH
                                                   (UNAUDITED)      7/31/2014    7/31/2013    7/31/2012    7/31/2011
                                                  --------------    ----------   ----------   ----------   ----------
Net asset value, beginning of period                $    30.20   $     26.63   $     19.74   $     19.27   $     20.06
                                                    ----------      ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              0.22            0.24         0.25         0.15         0.04
Net realized and unrealized gain (loss)                  (0.76)           3.56         6.89         0.47        (0.79)
                                                    ----------      ----------   ----------   ----------   ----------
Total from investment operations                         (0.54)           3.80         7.14         0.62        (0.75)
                                                    ----------      ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                    (0.23)          (0.23)       (0.25)       (0.15)       (0.04)
                                                    ----------      ----------   ----------   ----------   ----------
Net asset value, end of period                      $    29.43      $    30.20   $    26.63   $    19.74   $    19.27
                                                    ==========      ==========   ==========   ==========   ==========

TOTAL RETURN (b)                                         (1.82)%         14.30%       36.37%        3.23%       (3.75)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                $   72,096      $  101,173   $   21,302   $    8,885   $    1,927
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets             0.70% (c)       0.70%        0.70%        0.70%        0.70% (c)
Ratio of net expenses to average net assets               0.70% (c)       0.70%        0.70%        0.70%        0.70% (c)
Ratio of net investment income (loss) to average
   net assets                                             1.39% (c)       0.90%        0.96%        0.98%        0.74% (c)
Portfolio turnover rate (d)                                 48%             84%          66%         100%          14%


FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

                                                     FOR THE                                                FOR THE
                                                    SIX MONTHS                                               PERIOD
                                                      ENDED          FOR THE      FOR THE      FOR THE    4/19/2011 (a)
                                                    1/31/2015       YEAR ENDED   YEAR ENDED   YEAR ENDED    THROUGH
                                                   (UNAUDITED)      7/31/2014    7/31/2013    7/31/2012    7/31/2011
                                                  --------------    ----------   ----------   ----------   ----------
Net asset value, beginning of period                $    27.61      $    24.62   $    19.50   $    19.93   $    20.17
                                                    ----------      ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              0.05            0.07         0.18         0.02        (0.00) (e)
Net realized and unrealized gain (loss)                   1.59            3.00         5.07        (0.44)       (0.24)
                                                    ----------      ----------   ----------   ----------   ----------
Total from investment operations                          1.64            3.07         5.25        (0.42)       (0.24)
                                                    ----------      ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                    (0.05)          (0.08)       (0.13)       (0.01)          --
                                                    ----------      ----------   ----------   ----------   ----------
Net asset value, end of period                      $    29.20      $    27.61   $    24.62   $    19.50   $    19.93
                                                    ==========      ==========   ==========   ==========   ==========

TOTAL RETURN (b)                                          5.94%          12.49%       27.05%       (2.11)%      (1.19)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                $   71,551      $   41,422   $   22,161   $   16,572   $    6,976
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets             0.70% (c)       0.70%        0.70%        0.70%        0.70%  (c)
Ratio of net expenses to average net assets               0.70% (c)       0.70%        0.70%        0.70%        0.70%  (c)
Ratio of net investment income (loss) to average
   net assets                                             0.37% (c)       0.08%        0.83%        0.11%       (0.18)% (c)
Portfolio turnover rate (d)                                 89%            148%         156%         166%          48%


(a)   Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)   Amount represents less than $0.01 per share.


Page 110                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

                                                     FOR THE                                                FOR THE
                                                    SIX MONTHS                                               PERIOD
                                                      ENDED          FOR THE      FOR THE      FOR THE    4/19/2011 (a)
                                                    1/31/2015       YEAR ENDED   YEAR ENDED   YEAR ENDED    THROUGH
                                                   (UNAUDITED)      7/31/2014    7/31/2013    7/31/2012    7/31/2011
                                                  --------------    ----------   ----------   ----------   ----------
Net asset value, beginning of period                $    31.06      $    27.96   $    19.81   $    19.80   $    19.97
                                                    ----------      ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              0.14            0.23         0.20         0.14         0.03
Net realized and unrealized gain (loss)                  (0.01)           3.09         8.15         0.01        (0.17)
                                                    ----------      ----------   ----------   ----------   ----------
Total from investment operations                          0.13            3.32         8.35         0.15        (0.14)
                                                    ----------      ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                    (0.15)          (0.22)       (0.20)       (0.14)       (0.03)
                                                    ----------      ----------   ----------   ----------   ----------
Net asset value, end of period                      $    31.04      $    31.06   $    27.96   $    19.81   $    19.80
                                                    ==========      ==========   ==========   ==========   ==========

TOTAL RETURN (b)                                          0.41%          11.86%       42.34%        0.75%       (0.70)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                $   74,497      $   62,110   $   44,743   $    5,944   $    1,980
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets             0.70% (c)       0.70%        0.70%        0.70%        0.70% (c)
Ratio of net expenses to average net assets               0.70% (c)       0.70%        0.70%        0.70%        0.70% (c)
Ratio of net investment income (loss) to average
   net assets                                             0.84% (c)       0.72%        1.32%        0.82%        0.57% (c)
Portfolio turnover rate (d)                                 54%             86%         104%         103%          15%


FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

                                                     FOR THE                                                FOR THE
                                                    SIX MONTHS                                               PERIOD
                                                      ENDED          FOR THE      FOR THE      FOR THE    4/19/2011 (a)
                                                    1/31/2015       YEAR ENDED   YEAR ENDED   YEAR ENDED    THROUGH
                                                   (UNAUDITED)      7/31/2014    7/31/2013    7/31/2012    7/31/2011
                                                  --------------    ----------   ----------   ----------   ----------
-Net asset value, beginning of period               $    27.96      $    26.01   $    20.37   $    19.92   $    20.08
                                                    ----------      ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              0.04           (0.01)        0.05         0.02        (0.01)
Net realized and unrealized gain (loss)                   1.25            1.97         5.66         0.46        (0.15)
                                                    ----------      ----------   ----------   ----------   ----------
Total from investment operations                          1.29            1.96         5.71         0.48        (0.16)
                                                    ----------      ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                    (0.01)          (0.01)       (0.07)       (0.03)          --
                                                    ----------      ----------   ----------   ----------   ----------
Net asset value, end of period                      $    29.24      $    27.96   $    26.01   $    20.37   $    19.92
                                                    ==========      ==========   ==========   ==========   ==========

TOTAL RETURN (b)                                          4.61%           7.52%       28.14%        2.38%       (0.80)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                $   38,012      $   33,557   $   13,007   $    9,167   $    5,977
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets             0.70% (c)       0.70%        0.70%        0.70%        0.70%  (c)
Ratio of net expenses to average net assets               0.70% (c)       0.70%        0.70%        0.70%        0.70%  (c)
Ratio of net investment income (loss) to average
   net assets                                             0.25% (c)      (0.10)%       0.17%        0.14%       (0.36)% (c)
Portfolio turnover rate (d)                                 79%            175%         147%         162%          36%


(a)   Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements               Page 111

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)

                                                     FOR THE                                                FOR THE
                                                    SIX MONTHS                                               PERIOD
                                                      ENDED          FOR THE      FOR THE      FOR THE    5/11/2011 (a)
                                                    1/31/2015       YEAR ENDED   YEAR ENDED   YEAR ENDED    THROUGH
                                                   (UNAUDITED)      7/31/2014    7/31/2013    7/31/2012    7/31/2011
                                                  --------------    ----------   ----------   ----------   ----------
Net asset value, beginning of period                $    26.23      $    22.97   $    18.00   $    18.89   $    19.67
                                                    ----------      ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              0.16            0.31         0.28         0.18         0.03
Net realized and unrealized gain (loss)                  (0.44)           3.24         4.97        (0.90)       (0.79)
                                                    ----------      ----------   ----------   ----------   ----------
Total from investment operations                         (0.28)           3.55         5.25        (0.72)       (0.76)
                                                    ----------      ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                    (0.18)          (0.29)       (0.28)       (0.17)       (0.02)
                                                    ----------      ----------   ----------   ----------   ----------
Net asset value, end of period                      $    25.77      $    26.23   $    22.97   $    18.00   $    18.89
                                                    ==========      ==========   ==========   ==========   ==========

TOTAL RETURN (b)                                         (1.09)%         15.54%       29.42%       (3.78)%      (3.88)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                $   18,038      $   13,117   $   10,335   $   10,801   $    3,777
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets             0.70% (c)       0.70%        0.70%        0.70%        0.70% (c)
Ratio of net expenses to average net assets               0.70% (c)       0.70%        0.70%        0.70%        0.70% (c)
Ratio of net investment income (loss) to average
   net assets                                             1.21% (c)       1.28%        1.32%        1.28%        0.77% (c)
Portfolio turnover rate (d)                                 67%            125%         135%         164%          52%


(a)   Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 112                See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2015 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-one exchange-traded funds considered either a Sector Fund or Style Fund, each type having a separate report. This report covers the twelve Style Funds listed below. The shares of each Style Fund are listed and traded on the NYSE Arca, Inc.

      First Trust Large Cap Core AlphaDEX(R) Fund - (ticker "FEX") First Trust Mid Cap Core AlphaDEX(R) Fund - (ticker "FNX") First Trust Small Cap Core AlphaDEX(R) Fund - (ticker "FYX") First Trust Large Cap Value AlphaDEX(R) Fund - (ticker "FTA") First Trust Large Cap Growth AlphaDEX(R) Fund - (ticker "FTC") First Trust Multi Cap Value AlphaDEX(R) Fund - (ticker "FAB") First Trust Multi Cap Growth AlphaDEX(R) Fund - (ticker "FAD") First Trust Mid Cap Value AlphaDEX(R) Fund - (ticker "FNK") First Trust Mid Cap Growth AlphaDEX(R) Fund - (ticker "FNY") First Trust Small Cap Value AlphaDEX(R) Fund - (ticker "FYT") First Trust Small Cap Growth AlphaDEX(R) Fund - (ticker "FYC") First Trust Mega Cap AlphaDEX(R) Fund - (ticker "FMK")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in a Fund's relevant index. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                            INDEX
First Trust Large Cap Core AlphaDEX(R) Fund                     Defined Large Cap Core Index (1)
First Trust Mid Cap Core AlphaDEX(R) Fund                       Defined Mid Cap Core Index (1)
First Trust Small Cap Core AlphaDEX(R) Fund                     Defined Small Cap Core Index (1)
First Trust Large Cap Value AlphaDEX(R) Fund                    Defined Large Cap Value Index (1)
First Trust Large Cap Growth AlphaDEX(R) Fund                   Defined Large Cap Growth Index (1)
First Trust Multi Cap Value AlphaDEX(R) Fund                    Defined Multi Cap Value Index (1)
First Trust Multi Cap Growth AlphaDEX(R) Fund                   Defined Multi Cap Growth Index (1)
First Trust Mid Cap Value AlphaDEX(R) Fund                      Defined Mid Cap Value Index (1)
First Trust Mid Cap Growth AlphaDEX(R) Fund                     Defined Mid Cap Growth Index (1)
First Trust Small Cap Value AlphaDEX(R) Fund                    Defined Small Cap Value Index (1)
First Trust Small Cap Growth AlphaDEX(R) Fund                   Defined Small Cap Growth Index (1)
First Trust Mega Cap AlphaDEX(R) Fund                           Defined Mega Cap Index (1)

(1) This index is developed, maintained and sponsored by S&P Dow Jones Indices LLC (licensee of Standard & Poor's Financial Services LLP, "S&P"), and licensed to First Trust Portfolios L.P. ("FTP"), the distributor of the Trust.


                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.


                                                                        Page 113


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2015 (UNAUDITED)

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The NASDAQ(R) Stock Market, LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are fair valued at cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in differences between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2015 (UNAUDITED)

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of January 31, 2015, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates and historical information available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Accounting Standards Update No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11") requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. In addition, Accounting Standards Update No. 2013-1 "Clarifying the Scope of Offsetting Assets and Liabilities" ("ASU 2013-1"), specifies exactly which transactions are subject to offsetting disclosures. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

D. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund's costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, a Fund could suffer additional losses if a court determines that the Fund's interest in the collateral is not enforceable.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended January 31, 2015, were received as collateral for lending securities.

E. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2015 (UNAUDITED)

the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At January 31, 2015, only FNX, FYX, FNK and FNY have securities in the securities lending program. During the six months ended January 31, 2015, only FNX, FYX, FNK and FNY participated in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

F. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the year ended July 31, 2014 was as follows:


                                                        Distributions paid from   Distributions paid from   Distributions paid from
                                                            Ordinary Income            Capital Gains           Return of Capital
                                                        -----------------------   -----------------------   -----------------------
First Trust Large Cap Core AlphaDEX(R) Fund                  $    9,604,681              $     --                   $     --
First Trust Mid Cap Core AlphaDEX(R) Fund                         4,823,561                    --                         --
First Trust Small Cap Core AlphaDEX(R) Fund                       2,230,680                    --                         --
First Trust Large Cap Value AlphaDEX(R) Fund                     12,117,591                    --                         --
First Trust Large Cap Growth AlphaDEX(R) Fund                     1,448,805                    --                         --
First Trust Multi Cap Value AlphaDEX(R) Fund                      1,601,926                    --                         --
First Trust Multi Cap Growth AlphaDEX(R) Fund                       175,020                    --                         --
First Trust Mid Cap Value AlphaDEX(R) Fund                          323,976                    --                         --
First Trust Mid Cap Growth AlphaDEX(R) Fund                          90,705                    --                         --
First Trust Small Cap Value AlphaDEX(R) Fund                        485,305                    --                         --
First Trust Small Cap Growth AlphaDEX(R) Fund                         5,440                    --                         --
First Trust Mega Cap AlphaDEX(R) Fund                               139,321                    --                         --

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2015 (UNAUDITED)

As of July 31, 2014, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                         Accumulated
                                                                Undistributed            Capital and            Net Unrealized
                                                                   Ordinary                 Other                Appreciation
                                                                    Income               Gain (Loss)            (Depreciation)
                                                               ----------------        ----------------        ----------------
First Trust Large Cap Core AlphaDEX(R) Fund                     $      641,933          $  (44,478,731)         $   64,443,243
First Trust Mid Cap Core AlphaDEX(R) Fund                              143,386             (59,578,050)             38,016,307
First Trust Small Cap Core AlphaDEX(R) Fund                             64,436             (34,990,717)              2,126,904
First Trust Large Cap Value AlphaDEX(R) Fund                         1,069,874             (26,425,476)             35,518,498
First Trust Large Cap Growth AlphaDEX(R) Fund                               --             (44,283,875)             20,349,351
First Trust Multi Cap Value AlphaDEX(R) Fund                           120,685              (8,662,298)              2,029,138
First Trust Multi Cap Growth AlphaDEX(R) Fund                               --             (13,475,104)              3,786,845
First Trust Mid Cap Value AlphaDEX(R) Fund                              35,952                (829,585)             (2,913,327)
First Trust Mid Cap Growth AlphaDEX(R) Fund                                 --              (4,298,883)              1,705,396
First Trust Small Cap Value AlphaDEX(R) Fund                            23,330              (1,350,034)             (3,927,497)
First Trust Small Cap Growth AlphaDEX(R) Fund                          (32,320)             (4,450,805)                307,951
First Trust Mega Cap AlphaDEX(R) Fund                                   17,034              (1,667,299)                854,936


G. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2011, 2012, 2013 and 2014 remain open to federal and state audit. As of January 31, 2015, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses arising for taxable years after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At July 31, 2014, the Funds had pre-enactment and post-enactment net capital losses for federal income tax purposes as shown in the following table. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2015 (UNAUDITED)


                              Capital Loss  Capital Loss  Capital Loss  Capital Loss  Capital Loss       Post          Total
                                Available     Available     Available     Available     Available     Enactment -     Capital
                                 through       through       through       through       through          No           Loss
                                7/31/2015     7/31/2016     7/31/2017     7/31/2018     7/31/2019     Expiration     Available
                              ------------- ------------- ------------- ------------- ------------- -------------- -------------
First Trust Large Cap Core
     AlphaDEX(R) Fund          $    15,102   $     8,528   $ 2,600,275   $ 2,800,653   $ 1,020,863   $ 38,033,310   $44,478,731
First Trust Mid Cap Core
     AlphaDEX(R) Fund                7,911        84,882     1,985,474     2,119,642     1,502,304     53,877,837    59,578,050
First Trust Small Cap Core
     AlphaDEX(R) Fund               14,770       111,735     1,882,188     1,600,982     1,258,833     30,122,209    34,990,717
First Trust Large Cap Value
     AlphaDEX(R) Fund                1,854        80,299     2,272,260     5,098,300       298,768     18,673,995    26,425,476
First Trust Large Cap Growth
     AlphaDEX(R) Fund                   --       162,514    10,217,162     3,224,180      1,803,15    128,876,868    44,283,875
First Trust Multi Cap Value
     AlphaDEX(R) Fund                8,569        56,799     1,331,945     1,180,819       322,362       5,761,80    48,662,298
First Trust Multi Cap Growth
     AlphaDEX(R) Fund               26,562       241,100     2,554,292     1,438,794       345,171      8,869,185    13,475,104
First Trust Mid Cap Value
     AlphaDEX(R) Fund                   --            --            --            --            --        829,585       829,585
First Trust Mid Cap Growth
     AlphaDEX(R) Fund                   --            --            --            --            --      4,298,883     4,298,883
First Trust Small Cap Value
     AlphaDEX(R) Fund                   --            --            --            --            --      1,350,034     1,350,034
First Trust Small Cap Growth
     AlphaDEX(R) Fund                   --            --            --            --            --      4,450,805     4,450,805
First Trust Mega Cap
     AlphaDEX(R) Fund                   --            --            --            --            --      1,667,299     1,667,299

Capital losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for Federal income tax purposes. For the fiscal year ended July 31, 2014, the following Fund incurred and elected to defer net ordinary losses as follows:

                                                                 Qualified Late Year Losses
                                                                      Ordinary Losses
                                                                    -------------------
First Trust Small Cap Growth AlphaDEX(R) Fund                          $       32,320

H. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for the First Trust Mid Cap Value AlphaDEX(R) Fund, First Trust Mid Cap Growth AlphaDEX(R) Fund, First Trust Small Cap Value AlphaDEX(R) Fund, First Trust Small Cap Growth AlphaDEX(R) Fund and First Trust Mega Cap AlphaDEX(R) Fund (the "Unitary Fee Funds"), for which expenses other than excluded expenses (discussed in Note 3) are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.

FTP has entered into licensing agreements with Standard & Poor's for each of the Style Funds. The license agreements allow for the use by FTP of certain trademarks and tradenames. The Funds and First Trust are sub-licensees to the applicable license agreement. The Funds, except for the Unitary Fee Funds, are required to pay licensing fees, which are shown on the Statements of Operations. The licensing fees for the Unitary Fee Funds are paid by First Trust from the unitary investment advisory fees it receives from each of these Funds.

I. ACCOUNTING PRONOUNCEMENT

In June 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2014-11, Transfers and Servicing (Topic
860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. A repurchase-to-maturity transaction is one where the repurchase agreement settles at the same time as the maturity of the transferred financial asset. These transactions, unlike other repurchase agreements, were accounted for as sales and purchases instead of being treated as secured borrowings. This ASU changes that accounting practice and treats all repurchase agreements as secured borrowings. The ASU additionally requires two new disclosures which are intended to: a) disclose information on transferred assets accounted for as sales in transactions that are economically similar to repurchase agreements, and b) provide increased transparency about the types of collateral pledged in repurchase agreements and similar transactions accounted for as secured borrowings.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2015 (UNAUDITED)

The ASU impacts all entities that enter into repurchase-to-maturity transactions, entities that account for these transactions as a sale and a purchase, and entities that engage in repurchase agreements and securities lending transactions.

The ASU is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds' financial statement disclosures.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

For the Unitary Fee Funds, First Trust is paid an annual unitary management fee of 0.70% of such Fund's average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, and excluding distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, and extraordinary expenses.

For the First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid Cap Core AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First Trust Large Cap Value AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R) Fund, First Trust Multi Cap Value AlphaDEX(R) Fund and First Trust Multi Cap Growth AlphaDEX(R) Fund, First Trust is paid an annual management fee of 0.50% of each Fund's average daily net assets. For such Funds, the Trust and First Trust have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which the Advisor has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each such Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year (the "Expense Cap"). These Funds will have the Expense Cap in effect until at least November 30, 2015.

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees waived by First Trust. These amounts are included in "Expenses previously waived or reimbursed" on the Statements of Operations.

The advisory fee waivers and expense reimbursements for the six months ended January 31, 2015 and the fees waived or expenses borne by the Advisor subject to recovery from each Fund for the periods indicated were as follows:

                                                                     Fees Waived or Expenses Borne by Advisor Subject to Recovery
                                                                    ---------------------------------------------------------------
                                           Advisory      Expense       Year         Year         Year      Six Months
                                              Fee         Reim-        Ended        Ended        Ended        Ended
                                            Waivers    bursements    7/31/2012    7/31/2013    7/31/2014    1/31/2015      Total
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------
First Trust Multi Cap Value AlphaDEX(R)
   Fund                                     $    --      $    --      $   772      $36,873      $    --      $    --      $37,645
First Trust Multi Cap Growth AlphaDEX(R)
   Fund                                       1,690           --       22,391       49,813       23,302        1,690       97,196

During the six months ended January 31, 2015, the Advisor recovered fees that were previously waived from Multi Cap Value AlphaDEX(R) Fund of $43,900.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Trust. As custodian, BNYM is responsible for custody of the Trust's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Trust's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Trust. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund or is an index fund.


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


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2015 (UNAUDITED)

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended January 31, 2015, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                     Purchases              Sales
                                                                  ---------------      ---------------
First Trust Large Cap Core AlphaDEX(R) Fund                        $ 678,711,616        $ 678,963,251
First Trust Mid Cap Core AlphaDEX(R) Fund                            487,613,527          487,013,015
First Trust Small Cap Core AlphaDEX(R) Fund                          293,569,085          293,060,103
First Trust Large Cap Value AlphaDEX(R) Fund                         499,729,455          499,641,153
First Trust Large Cap Growth AlphaDEX(R) Fund                        373,543,582          373,233,701
First Trust Multi Cap Value AlphaDEX(R) Fund                          81,256,840           81,061,675
First Trust Multi Cap Growth AlphaDEX(R) Fund                         54,894,148           54,828,381
First Trust Mid Cap Value AlphaDEX(R) Fund                            36,286,804           36,124,168
First Trust Mid Cap Growth AlphaDEX(R) Fund                           47,202,507           47,101,041
First Trust Small Cap Value AlphaDEX(R) Fund                          34,071,412           34,041,048
First Trust Small Cap Growth AlphaDEX(R) Fund                         31,869,234           31,874,926
First Trust Mega Cap AlphaDEX(R) Fund                                 10,250,966           10,270,473

For the six months ended January 31, 2015, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                     Purchases              Sales
                                                                  ---------------      ---------------
First Trust Large Cap Core AlphaDEX(R) Fund                        $ 779,238,721        $ 384,536,220
First Trust Mid Cap Core AlphaDEX(R) Fund                             96,427,337          102,152,339
First Trust Small Cap Core AlphaDEX(R) Fund                           76,038,617            8,832,366
First Trust Large Cap Value AlphaDEX(R) Fund                         768,965,820          618,930,536
First Trust Large Cap Growth AlphaDEX(R) Fund                        179,962,283           20,301,064
First Trust Multi Cap Value AlphaDEX(R) Fund                          84,360,658           75,264,271
First Trust Multi Cap Growth AlphaDEX(R) Fund                         28,509,487           21,828,511
First Trust Mid Cap Value AlphaDEX(R) Fund                            14,889,650           41,899,686
First Trust Mid Cap Growth AlphaDEX(R) Fund                           29,921,716            2,799,319
First Trust Small Cap Value AlphaDEX(R) Fund                          31,662,938           19,036,684
First Trust Small Cap Growth AlphaDEX(R) Fund                         21,948,534           18,909,646
First Trust Mega Cap AlphaDEX(R) Fund                                 14,406,396            9,206,706


                  5. CREATION, REDEMPTION AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the daily NAV per Share of each Fund on the transaction date times the number of Shares in a Creation Unit. Purchasers of Creation Units must pay to BNYM, as transfer agent, a standard creation transaction fee (the "Creation Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                   NUMBER OF SECURITIES            CREATION
                    IN A CREATION UNIT          TRANSACTION FEE
                   --------------------        -----------------
                          1-100                     $  500
                         101-499                    $1,000
                       500 or more                  $1,500

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2015 (UNAUDITED)

The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to transactions effected outside of the clearing process (i.e., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. The price for each Creation Unit will equal the daily NAV per Share of a Fund on the transaction date times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Parties redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                   NUMBER OF SECURITIES           REDEMPTION
                    IN A CREATION UNIT          TRANSACTION FEE
                   --------------------        -----------------
                          1-100                     $  500
                         101-499                    $1,000
                       500 or more                  $1,500

The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the clearing process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, the Funds will not pay 12b-1 fees any time before December 31, 2015.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there was the following subsequent event:

On March 9, 2015, the Board of Trustees of the Funds approved the continuation of the Recovery Agreement to November 30, 2016, and the Distribution and Service Plan to December 31, 2016.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2015 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of each Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.


                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND.

The following summarizes some of the risks that should be considered for the Funds.

Each Fund's shares will change in value, and you could lose money by investing in a Fund. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Overall stock market values could decline generally or could underperform other investments.

An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on the secondary market may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the Fund shares' net asset value. Unlike shares of open-end mutual funds, investors are generally not able to purchase ETF shares directly from a Fund and individual ETF shares are not redeemable. However, specified large blocks of ETF shares called creation units can be purchased from, or redeemed to, a Fund.

Each Fund is subject to index tracking risk. You should anticipate that the value of each Fund's shares will decline, more or less, in correlation with any decline in the value of that Fund's corresponding index.

Each Fund's return may not match the return of the index it seeks to track for a number of reasons. While First Trust seeks to have a correlation of 0.95 or better, before expenses, between a Fund's performance and the performance of its corresponding index, there can be no assurance that a Fund will be able to achieve such a correlation. Accordingly, each Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of its corresponding index.

Each Fund is exposed to additional market risk due to its policy of investing principally in the securities included in its corresponding index. As a result of this policy, securities held by each Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. As a result, the Funds will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the index the Fund seeks to track.

Each Fund relies on a license and related sublicense from an index provider that permits it to use its corresponding index and associated trade names, trademarks and service marks in connection with the name and investment strategies of the Fund. Such license and related sublicense may be terminated by the index provider and, as a result, a Fund may lose its ability to use such intellectual property. There is no guarantee the index provider has all the rights to license such intellectual property on behalf of the Fund. In the event the license is terminated or the index provider does not have rights to license such intellectual property, it may have a significant effect on the operation of the respective Fund.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2015 (UNAUDITED)

Each Fund is subject to issuer specific change risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Each Fund may be concentrated in stocks of companies in an individual industry if the Fund's corresponding index is concentrated in such industry. A concentration makes a Fund more susceptible to any single occurrence affecting the industry and may subject a Fund to greater market risk than more diversified funds.

Each Fund is considered to be non-diversified. As a result, each Fund is exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, changes in the market value of a single portfolio security could cause greater fluctuations in share price than would occur in a diversified fund. Furthermore, non-diversified funds are more susceptible to any single political, regulatory or economic occurrence.

Each Fund is not actively managed. A Fund may be affected by a general decline in certain market segments relating to a Fund's corresponding index. A Fund invests in securities included in or representative of its corresponding index regardless of its investment merit. A Fund generally will not attempt to take defensive positions in declining markets.

The First Trust Multi Cap Value AlphaDEX(R) Fund, the First Trust Multi Cap Growth AlphaDEX(R) Fund, the First Trust Mid Cap Core AlphaDEX(R) Fund, the First Trust Small Cap Core AlphaDEX(R) Fund, the First Trust Mid Cap Value AlphaDEX(R) Fund, the First Trust Mid Cap Growth AlphaDEX(R) Fund, the First Trust Small Cap Value AlphaDEX(R) Fund and the First Trust Small Cap Growth AlphaDEX(R) Fund may invest in small capitalization and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

The First Trust Large Cap Value AlphaDEX(R) Fund and the First Trust Multi Cap Value AlphaDEX(R) Fund invest with a value-oriented investment style and may not be successful in realizing their respective investment objectives. Value companies may have experienced adverse business developments or may be subject to special risks that cause their securities to be out of favor, may never reach what may be their full value or may go down in price.

The First Trust Large Cap Growth AlphaDEX(R) Fund and the First Trust Multi Cap Growth AlphaDEX(R) Fund invest with a growth-oriented investment style and may not be successful in realizing their respective investment objectives. Securities of growth companies may experience significant fluctuations in price in response to economic, political, regulatory, company specific, sector or market developments, changes in perceptions or interest rate changes.

Each of the First Trust Large Cap Core AlphaDEX(R) Fund, the First Trust Mid Cap Core AlphaDEX(R) Fund, the First Trust Small Cap Core AlphaDEX(R) Fund, the First Trust Large Cap Value AlphaDEX(R) Fund, the First Trust Large Cap Growth AlphaDEX(R) Fund, the First Trust Mid Cap Value AlphaDEX(R) Fund, the First Trust Mid Cap Growth AlphaDEX(R) Fund, the First Trust Small Cap Value AlphaDEX(R) Fund, the First Trust Small Cap Growth AlphaDEX(R) Fund and the First Trust Mega Cap AlphaDEX(R) Fund normally invests at least 90% of its assets in common stocks that comprise the Index upon which it is based. The securities of companies represented in the Index upon which each Fund is based generally have market capitalizations that are consistent with the name of the Index. For purposes of determining the market capitalization range of such securities, the Fund will use the current range of the Index upon which it is based. However, the Fund will not be forced to sell a stock because the stock has exceeded or fallen below the current market capitalization range of the Index. Because of market movement, there can be no assurance that the securities in a Fund will stay within a given market capitalization range. As a result, each Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range.

Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of a Fund's assets can decline as can the value of a Fund's distributions. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

The Funds may invest in non-U.S. securities publicly traded in the United States. Securities issued by non-U.S. companies present risks beyond those of securities of U.S. issuers. Risks of investing in non-U.S. securities include: different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluation, blockages or transfer restrictions; changes in non-U.S. currency exchange rates; taxes; restrictions on non-U.S. investments and exchange of securities; and less government supervision and regulation of issuers in non-U.S. countries. Prices of non-U.S. securities also may be more volatile.

          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE

                     This page is intentionally left blank.

--------------------------------------------------------------------------------

FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
STYLE FUNDS

--------------------------------------------------------------------------------


INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEMS 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not Applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not Applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     First Trust Exchange-Traded AlphaDEX(R) Fund
              ---------------------------------------------------

By (Signature and Title)                /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: March 20, 2015
     ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: March 20, 2015
     ------------------

By (Signature and Title)                /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer

Date: March 20, 2015
     ------------------